September 30, 2002

Financial statements (audited),
including statements of investments

TIAA-CREF
Institutional
Mutual Funds


                                                                            2002
                                                                   ANNUAL REPORT


                                                       Institutional
                                                       International Equity Fund

                                                       Institutional
                                                       Growth Equity Fund

                                                       Institutional
                                                       Growth & Income Fund

                                                       Institutional
                                                       Equity Index Fund

                                                       Institutional
                                                       Social Choice Equity Fund
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


--------------------------------------------------------------------------------
From the President
--------------------------------------------------------------------------------

[PHOTO]   MARTIN E. GALT, III

          PRESIDENT
          TIAA-CREF
          INVESTMENT PRODUCTS


The year ending September 30, 2002, challenged the fortitude of even the most seasoned investors. For the second consecutive year, overall stock returns were down by double digits. Not surprisingly, many investors sought the relative safety of fixed-income investments. Bonds, for example, outperformed all other asset classes for the period.

   The performance of the seven TIAA-CREF Institutional Mutual Funds reflected these prevailing trends. While our equity fund performance was disappointing, strong returns from our bond and money market funds closely tracked or exceeded those of their benchmark indexes. The following letter from Martin Leibowitz, our chief investment officer, and the commentaries on individual funds detail our results.

   In the current investment environment, portfolio diversification across and within asset classes remains an investor's best defense against risk. To enable our clients to achieve a greater level of investment diversification and refine their asset allocations in line with their investment preferences, we introduced sixteen new institutional mutual funds on October 1.

   With the new equity funds, institutional investors will now be able to invest directly in specific sub-asset classes. These indexed and actively managed funds target a range of market capitalizations (e.g., large-, mid-, and small-cap) and investing styles (e.g., growth and value). They complement our original more broadly diversified equity funds.

   Specifically, our new equity offerings include ten indexed funds: an International Equity Index Fund; an S&P 500 Index Fund; Large-Cap Growth and Value Index funds; Mid-Cap Growth, Value, and Blend Index funds; and Small-Cap Growth, Value, and Blend Index funds. Three other equity funds--Large-Cap Value, Mid-Cap Growth, and Mid-Cap Value--will be actively managed using TIAA-CREF's Dual Investment Management Strategy(R), which combines active management with enhanced indexing. Lastly, a Small-Cap Equity Fund will be actively managed using our quantitative management strategy. (Small-cap stocks have limited marketability and may be more volatile than large-cap stocks.)

   To provide investors with a greater ability to diversify across asset classes, we've introduced two specialized funds that capitalize on TIAA-CREF's unique investment strengths. Our new Inflation-Linked Bond Fund offers investors a more-stable alternative to equity investing in seeking returns that outpace inflation. Our new Real Estate Securities Fund invests primarily in real estate investment trusts (REITs), which can perform counter to stocks and bonds.*

   Even as we expand our selection of funds, we remain committed to keeping our costs low compared with those of other mutual funds. The expense charges for TIAA-CREF Institutional Mutual Funds continue to be among the lowest in the industry.**

   Our goal is to provide TIAA-CREF Trust Company and 529 College Savings Plan clients with high-quality, low-cost investment products and services to meet a broad range of financial goals. If you need assistance with any aspect of your investment program, our knowledgeable Trust Company and tuition financing consultants are ready to help. In uncertain times like these, you may be sure that you have a solid, experienced investment management team firmly behind you.


/s/Martin E. Galt, III
--------------------------
Martin E. Galt, III

* REITs are subject to various risks, including fluctuations in property values, expenses, and income, and environmental liabilities. Because the fund is not diversified, it may experience greater price volatility than other funds.
**Source: MORNINGSTAR PRINCIPIA PRO Mutual Fund database as of September 30,
  2002, tracking 14,609 mutual funds.

CONTENTS

FUND PERFORMANCE
    Institutional International Equity Fund ....  2
    Institutional Growth Equity Fund ...........  3
    Institutional Growth & Income Fund .........  4
    Institutional Equity Index Fund ............  5
    Institutional Social Choice Equity Fund ....  6
    Institutional Bond Fund ....................  7
    Institutional Money Market Fund ............  8

STATEMENTS OF INVESTMENTS
    Institutional International Equity Fund ....  9
    Institutional Growth Equity Fund ........... 19
    Institutional Growth & Income Fund ......... 25
    Institutional Equity Index Fund ............ 29
    Institutional Social Choice Equity Fund .... 53
    Institutional Bond Fund .................... 60
    Institutional Money Market Fund ............ 66

FINANCIAL STATEMENTS
    Report of Management Responsibility ........ 67
    Report of the Audit Committee .............. 68
    Statements of Assets and Liabilities ....... 69
    Statements of Operations ................... 70
    Statements of Cash Flows ................... 71
    Statements of Changes in Net Assets ........ 72
    Financial Highlights ....................... 74
    Notes to Financial Statements .............. 77
    Report of Independent Auditors ............. 82
    Trustees and Officers ...................... 83
    Important Tax Information .................. 86


As with all mutual funds, investments in the TIAA-CREF Institutional Mutual Funds are not deposits of any bank and are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Due to market volatility, the current performance of the Institutional Mutual Funds may differ significantly from the Funds' twelve-month performance ended September 30, 2002.

--------------------------------------------------------------------------------
From the Vice Chairman
--------------------------------------------------------------------------------

[PHOTO]   MARTIN L. LEIBOWITZ

          VICE CHAIRMAN AND
          CHIEF INVESTMENT
          OFFICER
          TIAA-CREF


This report contains the performance and financial statements for the TIAA-CREF Institutional Mutual Funds for the twelve-month period that ended September 30, 2002. These funds are available to all clients of TIAA-CREF Trust Company, FSB, and serve as the funding vehicles for the state-sponsored college savings programs administered by TIAA-CREF Tuition Financing, Inc.

   The economic recovery in the United States that began in the fourth quarter of 2001 proceeded fitfully during 2002. Gross domestic product posted annualized gains of 5%, 1.3%, and 3.1%, respectively, for the first three quarters of the year. Corporate earnings of the S&P 500 companies improved but remained well below the levels of the late nineties. Cost-cutting layoffs by many companies kept unemployment at 5.6% at the end of September.

   Concerns about slower growth, declining earnings and higher unemployment produced a broad-based decline in the domestic stock markets. The S&P 500's 17.28% drop during the third quarter of 2002 was its worst quarterly loss since the fourth quarter of 1987 and drove the index down 20.49% for the year ending September 30. The Russell 3000(R) Growth Index, with its large component of technology stocks, fell 22.22% during the twelve months. Foreign stocks experienced similar losses, with the Morgan Stanley World Index, which tracks stocks in twenty-three developed nations, posting an 18.95% loss.

     In contrast, fixed-income investments flourished in this highly volatile environment. The Lehman Brothers Aggregate Bond Index, which tracks both corporate and government securities, gained 8.60% for the twelve-month period. During the third quarter of 2002 alone, $49.5 billion poured into taxable bond funds in the United States--more than half the total amount for 2001.

   The past year's performance of TIAA-CREF Institutional Mutual Funds reflected the trends of the markets at large. The Institutional Equity Index Fund, which is designed to track the broad domestic stock market, posted a return of -19.04%. Among our actively managed equity funds, the Institutional Growth Equity and Growth & Income funds trailed their benchmarks, while the International Equity Fund significantly outperformed its benchmark. The Institutional Bond Fund, which invests primarily in high-quality, domestic bonds, returned 8.52% for the twelve-month period. A well-diversified portfolio continued to be an investor's best defense against market volatility, and the same will be true if stock prices rise and higher interest rates cause bond prices to slump. Detailed descriptions of the funds' performance appear on the following pages.

   On October 1 we launched sixteen new funds in order to provide for wider diversification and coverage across company sizes and styles. These include ten domestic and international equity funds that are indexed and four domestic equity funds that combine active stock selection with quantitative techniques. In addition, we now offer a real estate securities fund and an inflation-linked bond fund. Descriptions of the funds can be found in the prospectus that was sent to you recently.

     Beginning with the fourth quarter of 2002, the benchmark for the Institutional Growth Equity Fund will be the Russell 1000(R) Growth Index, replacing the Russell 3000 Growth Index. This will allow us to align the fund more closely with the large-cap growth category used by fund rating services such as Morningstar and Lipper. However, since these two Russell indexes have an overlap of about 93%, there will be considerable continuity in the fund's portfolio.

   The marketplace has again demonstrated its unpredictability and its ability to inflict pain. At such a time, we believe it is important to restate our commitment to investors. With both our new and existing funds, we will pursue our stated goals while remaining vigilant in the search for new opportunities. This steadfast approach, in combination with an increased range of investment choices, will enable investors to choose the blend of funds that best suits their own objectives.


/s/ Martin L. Leibowitz
------------------------
Martin L. Leibowitz

                   On October 1 we launched sixteen new funds
                  in order to provide for wider diversification and coverage across company sizes and styles.

--------------------------------------------------------------------------------
Institutional
International Equity Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The  TIAA-CREF  Institutional   International  Equity  Fund  seeks  a  favorable
long-term return, mainly through capital appreciation from a broadly diversified portfolio primarily consisting of foreign equity investments.

PORTFOLIO PROFILE

o The fund uses TIAA-CREF's Dual Investment Management Strategy. Active managers identify stocks they believe will offer superior returns and those that may detract from performance. Quantitative managers build a portfolio designed to reflect the overall characteristics of the fund's benchmark, the Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far
     East) Index. They may also attempt to boost performance by buying more or fewer shares of certain stocks relative to their weightings in the index.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2002

The fund completed the period with a total return of -14.28%, bettering the -15.39% return of its benchmark, the Morgan Stanley EAFE Index, but trailing the -13.68% average return of similar funds included in Morningstar's Foreign Stock category.

   The fund's returns were helped by overweight holdings, compared with the benchmark, in several well-performing companies in the U.K., including British Sky Broadcasting; Smith & Nephew, a health care company; and the Game Group, a computer and video software company. Positive contributions also came from Centerpulse, a Swiss health care company, and Finnish phone maker Nokia. An underweight position in Britain's BP plc also boosted relative performance.

   Detracting from fund performance were investments in Royal Ahold, a Netherlands food retailer and service company; Swedish health care firm Nobel Biocare; EMI Group, a British media firm; and financial services companies ABN AMRO in the Netherlands and Mitsubishi Estate Group in Japan.

   The fund's holdings in firms headquartered in Europe and the Asia Pacific area, the two major regions in which the fund invests, were roughly in line with comparable weightings in the fund's benchmark during the twelve-month period. On September 30, 2002, approximately 56% of the fund's portfolio was actively managed, while 44% was held in the enhanced index portion of the portfolio and managed using quantitative techniques.

VALUE OF $10,000 INVESTED AT FUND'S 7/1/1999 INCEPTION

        [The table below represents a line chart in the printed report.]

                    Institutional       Morgan        Lipper       Morningstar
                     International     Stanley    International   Foreign Stock
                      Equity Fund     EAFE Index    Fund Index       category
                      -----------     ----------    ----------       --------
     7/1/99              10000          10000          10000          10000
     9/30/99             10768          10439          10337          10448
     12/31/99            14825          12212          12893          13214
     3/31/2000           15782          12199          12973          13571
     6/30/2000           13960          11716          12364          12773
     9/30/2000           12768          10771          11456          11876
     12/31/2000          11987          10482          10995          11174
     3/31/2001           10198           9042           9560           9558
     6/30/2001           10007           8923           9617           9576
     9/30/2001            8602           7677           8178           8024
     12/31/2001           9222           8198           8868           8724
     3/31/2002            9318           8245           9086           8847
     6/30/2002            9147           8093           8914           8619
     9/30/2002            7373           6496           7166           6931


TEN LARGEST HOLDINGS AS OF 9/30/2002

                                                Shares     Market Value  Percent of
Company                       Country       (in thousands) (in millions) Net Assets
----------------------------  ------------- -------------- ------------- ----------
BP plc                        United Kingdom     509.5        $5.04         2.45
iShares MSCI EAFE Index Fund  N/A                 46.1         4.39         2.13
Royal Dutch Petroleum Co      Netherlands         96.6         3.90         1.89
GlaxoSmithKline plc           United Kingdom     195.5         3.78         1.84
Novartis AG.                  Switzerland         86.8         3.43         1.67
Nestle S.A.                   Switzerland         15.0         3.27         1.59
Total Fina Elf S.A.           France              24.3         3.20         1.55
HSBC Holdings plc             United Kingdom     303.6         3.08         1.49
Royal Bank Of Scotland
  Group plc                   United Kingdom     152.6         2.88         1.40
Roche Holding AG.             Switzerland         38.2         2.59         1.26

PERFORMANCE AT A GLANCE AS OF 9/30/2002

                                        Average Annual
                                      Compound Rates of     Cumulative Rates of
                                      Total Return(1,2)      Total Return(1,2)
                                                since                  since       Annual    Net Assets
                                     1 year  inception(3)  1 year   inception(3)  Expenses  (in millions)
                                     ------  ------------  ------   ------------  --------  -------------
INSTITUTIONAL INTERNATIONAL EQUITY
  FUND(4)                            -14.28%    -8.94%     -14.28%     -26.27%     0.29%(5)   $205.90
Morgan Stanley EAFE Index            -15.39     -12.33     -15.39      -34.84        --          --
Morningstar Foreign Stock category   -13.68     -11.00     -13.68      -29.68        --          --
Lipper International Fund Index      -12.37      -9.74     -12.37      -28.33        --          --

(1) Due to market volatility, recent performance of the Institutional International Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 888 842-9001.

(2) Returns for the Institutional International Equity Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)  Inception date of the Institutional International Equity Fund was 7/1/99.

(4) There are special risks associated with investing in funds that invest primarily in foreign securities, such as the Institutional International Equity Fund. These special risks include erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

(5) As of October 1, 2002, the fund's annual expense charge is estimated to be 0.20%.


2    TIAA-CREF Institutional Mutual Funds  2002 Annual Report

--------------------------------------------------------------------------------
Institutional
Growth Equity Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Growth Equity Fund seeks a favorable rate of return, mainly through the capital appreciation of a diversified portfolio of common stocks that have the potential for strong growth.

PORTFOLIO PROFILE

o The fund uses TIAA-CREF's Dual Investment Management Strategy. Active managers identify stocks they believe will offer superior returns and those that may detract from performance. Quantitative managers build a portfolio designed to reflect the overall characteristics of the fund's benchmark. They may also attempt to boost performance by buying more or fewer shares of certain stocks relative to their weightings in the index.

o    The fund may invest up to 20% of its assets in foreign securities.

o As of October 1, 2002, the fund's benchmark was changed from the Russell 3000 Growth Index to the Russell 1000 Growth Index (see the vice chairman's letter).

PERFORMANCE  FOR THE TWELVE MONTHS ENDED  SEPTEMBER 30, 2002

The fund's one-year total return of -24.44% lagged both the -22.22% return of its benchmark, the Russell 3000 Growth Index, and the -21.05% average return of similar funds, as measured by the Morningstar Large Growth category.

     Fund performance was hurt by overweight holdings, versus the index, in Tyco International, Sprint PCS Group, Qualcomm, AOL Time Warner, and pharmaceutical giant GlaxoSmithKline. Relative performance also suffered because of underweight positions in Coca-Cola, Procter & Gamble, and Lowe's Companies, a home improvement chain.

   These factors more than offset positive contributions to relative performance from underweight positions in Bristol-Myers Squibb, AT&T Wireless, and Electronic Data Systems. Overweight holdings in Avon Products; Apache, an oil and gas production company; and health care/pharmaceutical companies Anthem, Tenet Healthcare, and Pharmacia also contributed positively to returns.

   As of September 30, 2002, 55% of the fund's assets was actively managed; 45% was held in the enhanced index portion of the portfolio and managed using quantitative techniques.

VALUE OF $10,000 INVESTED AT FUND'S 7/1/1999 INCEPTION

    [The table below represents a line chart in the printed report.]

                    Institutional   Russell 3000        Lipper      Morningstar
                        Growth         Growth           Growth      Large Growth
                     Equity Fund       Index          Fund Index      category
                     -----------     ----------       ----------      --------
     7/1/99             10000          10000           10000           10000
     9/30/99             9703           9624            9482            9674
     12/31/99           11880          12097           11436           12391
     3/31/2000          13021          12980           12269           13507
     6/30/2000          12733          12586           11757           12810
     9/30/2000          12033          11921           11600           12840
     12/31/2000          9463           9385           10191           10580
     3/31/2001           7334           7461            8516            8360
     6/30/2001           8004           8143            9111            8913
     9/30/2001           6309           6513            7356            7047
     12/31/2001          7298           7543            8359            8095
     3/31/2002           7051           7352            8180            7877
     6/30/2002           5637           5994            7031            6620
     9/30/2002           4767           5065            5934            5595



TEN LARGEST HOLDINGS AS OF 9/30/2002

                              Shares       Market Value    Percent of
Company                   (in thousands)   (in millions)   Net Assets
----------------------    --------------   -------------   ----------
General Electric Co          1,145.4          $28.23          5.79
Microsoft Corp                 576.2           25.20          5.17
Pfizer, Inc                    756.2           21.94          4.50
Johnson & Johnson              360.2           19.48          3.99
Wal-Mart Stores, Inc           373.5           18.39          3.77
Intel Corp                     877.2           12.18          2.50
Amgen, Inc                     250.6           10.45          2.14
Abbott Laboratories            254.4           10.28          2.11
Pharmacia Corp                 262.7           10.21          2.09
Cisco Systems, Inc             934.2            9.79          2.01

PERFORMANCE AT A GLANCE AS OF 9/30/2002

                                       Average Annual
                                     Compound Rates of     Cumulative Rates of
                                     Total Return(1,2)      Total Return(1,2)
                                               since                  since       Annual    Net Assets
                                    1 year  inception(3)  1 year   inception(3)  Expenses  (in millions)
                                    ------  ------------  ------   ------------  --------  -------------
INSTITUTIONAL GROWTH EQUITY FUND    -24.44%    -20.36%    -24.44%     -52.33%     0.22%(4)   $487.62
Russell 3000 Growth Index(5)        -22.22     -18.86     -22.22      -49.35        --          --
Morningstar Large Growth category   -21.05     -16.44     -21.05      -42.65        --          --
Lipper Growth Fund Index            -19.34     -14.83     -19.34      -40.66        --          --

(1) Due to market volatility, recent performance of the Institutional Growth Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 888 842-9001.

(2) Returns for the Institutional Growth Equity Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)  Inception date of the Institutional Growth Equity Fund was 7/1/99.

(4) As of October 1, 2002, the fund's annual expense charge is estimated to be 0.14%.

(5) Russell 3000(R) is a trademark and a service mark of the Frank Russell Company.


                   2002 Annual Report  TIAA-CREF Institutional Mutual Funds    3

--------------------------------------------------------------------------------
Institutional
Growth & Income Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Growth & Income Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from income-producing equity securities.

PORTFOLIO PROFILE

o The fund uses TIAA-CREF's Dual Investment Management Strategy. Active managers identify stocks they believe will offer superior returns and those that may detract from performance. Quantitative managers build a portfolio designed to reflect the overall characteristics of the fund's benchmark, the S&P 500 Index. They may also attempt to boost performance by buying more or fewer shares of certain stocks relative to their weightings in the index.

o The fund invests at least 80% of its assets in income-producing stocks of large, well-established growth companies.

o    The fund may invest up to 20% of its assets in foreign securities.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2002

The fund returned -21.51% for the year, trailing both the -20.49% return of the S&P 500 Index, the fund's benchmark, and the -19.03% average return of similar funds, as measured by Morningstar's Large Blend category.

   Individual stock selections, including an investment in WorldCom before the firm declared bankruptcy, were the main reasons the fund's performance fell short of the benchmark. Other overweight holdings that detracted from relative performance were in Baxter International, a global health care company; Ciena, a fiber optics firm; and telecommunications companies Sprint PCS Group, AT&T Wireless, and Level 3 Communications.

     These holdings more than offset positive contributions to relative performance from well-performing investments in a variety of industries. Strong performers in the fund's portfolio included General Mills; Diageo plc, a British beverage company; health care giant Aetna; Apache and Burlington Resources, both energy companies; automotive firms Nissan Motor and Sweden-based Autoliv; Bank of America; and Safeco, an insurance and financial services company.

   At the end of the period, 37% of the fund's assets was actively managed, while 63% was held in the enhanced index portion of the portfolio and managed using quantitative techniques.

VALUE OF $10,000 INVESTED AT FUND'S 7/1/1999 INCEPTION

    [The table below represents a line chart in the printed report.]

                    Institutional                      Lipper       Morningstar
                       Growth &       S&P 500     Growth & Income   Large Blend
                     Income Fund       Index         Fund Index       category
                     -----------     ----------    -------------      --------
     6/30/99             10000          10000          10000           10000
     9/30/99              9337           9376           9200            9400
     12/31/99            10822          10771          10025           10872
     3/31/2000           11187          11018          10194           11324
     6/30/2000           10894          10725           9937           11012
     9/30/2000           10841          10621          10229           11016
     12/31/2000           9962           9790          10063           10138
     3/31/2001            8711           8629           9272            8861
     6/30/2001            9176           9134           9775            9334
     9/30/2001            7842           7794           8498            7904
     12/31/2001           8688           8626           9316            8767
     3/31/2002            8594           8650           9477            8740
     6/30/2002            7368           7491           8512            7674
     9/30/2002            6155           6197           7112            6453


TEN LARGEST HOLDINGS AS OF 9/30/2002

                              Shares       Market Value    Percent of
Company                   (in thousands)   (in millions)   Net Assets
----------------------    --------------   -------------   ----------
Microsoft Corp                 348.0          $15.22          4.04
Wal-Mart Stores, Inc           265.0           13.05          3.47
General Electric Co            446.0           10.99          2.92
Pfizer, Inc                    358.1           10.39          2.76
Exxon Mobil Corp               304.0            9.70          2.58
Johnson & Johnson              176.2            9.53          2.53
Procter & Gamble Co             86.6            7.74          2.06
Bank of America Corp           115.5            7.37          1.96
Citigroup, Inc                 237.9            7.05          1.87
Intel Corp                     494.6            6.87          1.82

PERFORMANCE AT A GLANCE AS OF 9/30/2002

                                        Average Annual
                                      Compound Rates of     Cumulative Rates of
                                      Total Return(1,2)      Total Return(1,2)
                                                since                  since       Annual    Net Assets
                                     1 year  inception(3)  1 year   inception(3)  Expenses  (in millions)
                                     ------  ------------  ------   ------------  --------  -------------
INSTITUTIONAL GROWTH & INCOME FUND   -21.51%    -13.85%    -21.51%     -38.45%     0.22%(4)   $376.53
S&P 500 Index                        -20.49     -13.67     -20.49      -38.03        --         --
Morningstar Large Blend category     -19.03     -12.56     -19.03      -34.19        --         --
Lipper Growth & Income Fund Index    -16.31      -9.95     -16.31      -28.87        --         --

(1) Due to market volatility, recent performance of the Institutional Growth & Income Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 888 842-9001.

(2) Returns for the Institutional Growth & Income Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)  Inception date of the Institutional Growth & Income Fund was 7/1/99.

(4) As of October 1, 2002, the fund's annual expense charge is estimated to be 0.14%.


4    TIAA-CREF Institutional Mutual Funds  2002 Annual Report

--------------------------------------------------------------------------------
Institutional
Equity Index Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Equity Index Fund seeks favorable long-term returns, mainly from capital appreciation, by investing in a portfolio of equity securities selected to track the overall U.S. equity markets.

PORTFOLIO PROFILE

o    Benchmarked to the Russell 3000, a broad stock market index.

o May use a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000(R) Index without actually investing in all 3,000 stocks in the index.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2002

The fund posted a total return of -19.04%, compared with -18.82% for its benchmark, the Russell 3000 Index, and the -19.03% average return of similar funds, as measured by Morningstar's Large Blend category.

   The U.S. equity market was highly volatile during the period. In the fourth quarter of 2001, stocks rebounded from their steep decline following the attacks of September 11. Though leading economic indicators suggested that the sluggish economy was picking up steam, the market lost ground in the first quarter of 2002 because of profit concerns at several blue-chip companies within key industries and mounting corporate accounting scandals. Reacting to news that the Federal Reserve decided to maintain interest rates at their current level, the market rallied at the end of the first quarter. This upswing proved to be short-lived, and by the end of the third quarter, equity investors had experienced one of the worst periods in market history, as overall stock returns declined for a second consecutive year.

     After a modest 1.3% annualized real GDP growth rate in the second quarter of 2002, the U.S. economy reaccelerated in the third quarter, spurred largely by consumer demand. However, as consumer confidence waned at the end of September, spending declined along with it, leaving a sustained recovery in doubt. On the positive side, corporate inventories, business equipment investment, and federal government spending continued to contribute to the economy's overall growth, while inflation remained low.

     During the period, the fund's return was comparable to that of its benchmark index, minus the effects of expenses and some cash holdings for liquidity. The fund also had a similar risk profile to that of its benchmark.

VALUE OF $10,000 INVESTED AT FUND'S 7/1/1999 INCEPTION

    [The table below represents a line chart in the printed report.]

                          Institutional                            Morningstar
                             Equity              Russell           Large Blend
                           Fund Index          3000 Index            category
                           -----------         ----------            --------
     6/30/99                  10000               10000               10000
     9/30/99                   9340                9342                9400
     12/31/99                 10828               10857               10872
     3/31/2000                11253               11352               11324
     6/30/2000                10877               10973               11012
     9/30/2000                10960               11041               11016
     12/31/2000                9990               10047               10138
     3/31/2001                 8750                8826                8861
     6/30/2001                 9350                9433                9334
     9/30/2001                 7933                7959                7904
     12/31/2001                8851                8895                8767
     3/31/2002                 8920                8981                8740
     6/30/2002                 7760                7806                7674
     9/30/2002                 6422                6461                6453


TEN LARGEST HOLDINGS AS OF 9/30/2002

                                  Shares       Market Value    Percent of
Company                       (in thousands)   (in millions)   Net Assets
----------------------        --------------   -------------   ----------
General Electric Co                507.5          $12.51          2.98
Exxon Mobil Corp                   348.0           11.10          2.64
Microsoft Corp                     229.8           10.05          2.39
Pfizer, Inc                        320.4            9.30          2.22
Johnson & Johnson                  153.9            8.32          1.98
Citigroup, Inc                     264.1            7.83          1.87
Wal-Mart Stores, Inc               139.8            6.88          1.64
American International Group, Inc  117.9            6.45          1.54
Procter & Gamble Co                 66.7            5.96          1.42
Merck & Co, Inc                    116.2            5.31          1.27

PERFORMANCE AT A GLANCE AS OF 9/30/2002

                                        Average Annual
                                      Compound Rates of     Cumulative Rates of
                                      Total Return(1,2)      Total Return(1,2)
                                                since                  since       Annual    Net Assets
                                     1 year  inception(3)  1 year   inception(3)  Expenses  (in millions)
                                     ------  ------------  ------   ------------  --------  -------------
Institutional Equity Index Fund      -19.04%    -12.72%    -19.04%     -35.78%     0.17%(4)   $419.77
Russell 3000 Index                   -18.82     -12.56     -18.82      -35.39        --          --
Morningstar Large Blend category     -19.03     -12.56     -19.03      -34.19        --          --

(1) Due to market volatility, recent performance of the Institutional Equity Index Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 888 842-9001.

(2) Returns for the Institutional Equity Index Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)  Inception date of the Institutional Equity Index Fund was 7/1/99.

(4) As of October 1, 2002, the fund's annual expense charge is estimated to be 0.08%.


                   2002 Annual Report  TIAA-CREF Institutional Mutual Funds    5

--------------------------------------------------------------------------------
Institutional
Social Choice Equity Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Social Choice Equity Fund seeks a favorable long-term rate of return that reflects the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

PORTFOLIO PROFILE

o Invests primarily in equity securities that meet its social criteria. The fund attempts to track the return of the U.S. stock market as represented by the Russell 3000 Index.

o The fund does not invest in companies with involvement in alcohol or tobacco products, gambling, weapons production, or nuclear power. The remaining companies are selected based on criteria such as whether they produce safe, quality products, follow fair labor and governance practices, are philanthropic, adhere to sound environmental practices, and employ diversity in hiring.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2002

The fund posted a -19.34% total return, compared with -20.49% for the S&P 500 Index, its benchmark for the first three quarters of the period, and -18.82% for the Russell 3000 Index, the fund's benchmark for the last quarter. The average similar fund, as measured by the Morningstar Large Blend category, returned -19.03%.

   The fund outperformed the S&P 500 Index partly because its social criteria precluded its investing in several underperforming companies represented in the index. The fund had no investments in Tyco International or General Electric (the largest weight in the S&P 500) because they fail the weapons screen. Also excluded were pharmaceutical giant Wyeth and energy company El Paso, which fail the fund's environmental and product-quality screens.

   Conversely, the fund underperformed the Russell 3000 Index partly because its social criteria prevented its owning several stocks that performed well during the year. These included Royal Dutch Petroleum, which fails the fund's environmental screen; Anheuser-Busch, which fails the alcohol screen; and Lockheed Martin and United Technologies, which fail the weapons screen.

   We switched to the Russell 3000 benchmark on July 1, 2002, when the fund adopted a new method of screening investments that uses both exclusionary screens and screens that evaluate a company from a broader perspective. The latter are favored by many investors.

VALUE OF $10,000 INVESTED AT FUND'S 7/1/1999 INCEPTION

    [The table below represents a line chart in the printed report.]

             Institutional   Russell      S&P          Lipper        Morningstar
             Social Choice    3000        500     Growth & Income    Large Blend
              Equity Fund     Index      Index       Fund Index       category
              -----------     -----      -----    ---------------      -----
7/1/99           10000        10000      10000         10000           10000
9/30/99           9364         9342       9376          9200            9400
12/31/99         10650        10857      10771         10025           10872
3/31/2000        11013        11352      11018         10194           11324
6/30/2000        10803        10973      10725          9937           11012
9/30/2000        10660        11041      10621         10229           11016
12/31/2000        9943        10047       9790         10063           10138
3/31/2001         8734         8826       8629          9272            8861
6/30/2001         9108         9433       9134          9775            9334
9/30/2001         7889         7959       7794          8498            7904
12/31/2001        8696         8895       8626          9316            8767
3/31/2002         8746         8981       8650          9477            8740
6/30/2002         7604         7806       7491          8512            7674
9/30/2002         6363         6461       6200          7112            6453


TEN LARGEST HOLDINGS AS OF 9/30/2002

                                     Shares       Market Value    Percent of
Company                          (in thousands)   (in millions)   Net Assets
----------------------           --------------   -------------   ----------
Microsoft Corp                        22.3           $975.4          2.70
Johnson & Johnson                     18.0            973.4          2.69
Procter & Gamble Co                    8.8            786.5          2.17
American International Group, Inc     13.5            738.5          2.04
Merck &Co, Inc                        15.8            722.2          2.00
Coca-Cola Co                          13.4            642.7          1.78
Bank of America Corp                  10.0            638.0          1.76
Wells Fargo & Co                      11.7            563.5          1.56
International Business Machines Corp   9.1            531.3          1.47
Intel Corp                            31.8            441.7          1.22

PERFORMANCE AT A GLANCE AS OF 9/30/2002

                                        Average Annual
                                      Compound Rates of     Cumulative Rates of
                                      Total Return(1,2)      Total Return(1,2)
                                                since                  since       Annual    Net Assets
                                     1 year  inception(3)  1 year   inception(3)  Expenses  (in millions)
                                     ------  ------------  ------   ------------  --------  -------------
INSTITUTIONAL SOCIAL CHOICE EQUITY
  FUND                               -19.34%   -12.97%     -19.34%     -36.37%     0.18%(4)    $36.18
Russell 3000 Index                   -18.82    -12.56      -18.82      -35.39        --           --
S&P 500 Index                        -20.49    -13.67      -20.49      -38.03        --           --
Morningstar Large Blend category     -19.03    -12.56      -19.03      -34.19        --           --
Lipper Growth & Income Fund Index    -16.31     -9.95      -16.31      -28.87        --           --

(1) Due to market volatility, recent performance of the Institutional Social Choice Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 888 842-9001.

(2) Returns for the Institutional Social Choice Equity Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)  Inception date of the Institutional Social Choice Equity Fund was 7/1/99.

(4) As of October 1, 2002, the fund's annual expense charge is estimated to be 0.08%.


6    TIAA-CREF Institutional Mutual Funds  2002 Annual Report

--------------------------------------------------------------------------------
Institutional
Bond Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Bond Fund seeks a favorable long-term rate of return through income consistent with preserving capital.

PORTFOLIO PROFILE

o The fund primarily invests in a broad range of investment-grade debt securities. The majority of the fund's portfolio is invested in U.S. Treasury and agency securities, corporate bonds, and mortgage- or other asset-backed securities.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2002

The fund's one-year total return of 8.52% closely tracked the 8.60% return of its benchmark, the Lehman Brothers Aggregate Bond Index, and was significantly higher than the 5.93% average return of similar funds, as measured by the Morningstar Intermediate-Term Bond category.

   In spite of its expense charge, the fund was able to nearly match the benchmark's returns because of its holdings in U.S. Treasury inflation-protected securities (TIPs), which are of higher quality than the corporate bonds included in the benchmark. During the period, TIPs proved to be the best-performing fixed-income asset class.

     Fund returns versus the benchmark were also assisted by our well-positioned mortgage-backed securities (MBS) portfolio. In the first half of 2002, we held an overweight position in MBS, which outperformed U.S. Treasury securities of similar duration. Then in July, we reduced our holdings just when mortgage-backed securities began to underperform, as investors became concerned about surging prepayments spurred by historically low interest rates.

   Because of highly publicized corporate malfeasance, a bleak economic outlook, and geopolitical tensions, corporate securities underperformed their Treasury counterparts during most of 2002. However, since the fund's corporate bond portfolio consists mainly of higher-quality securities, fund returns were not overly affected by underperformance in the telecom, energy, and auto sectors. For example, fund performance was only slightly reduced by its WorldCom investment.

VALUE OF $10,000 INVESTED AT FUND'S 7/1/1999 INCEPTION

    [The table below represents a line chart in the printed report.]

                           Lehman Brothers       Lipper
           Institutional      Aggregate       Intermediate        Morningstar
               Bond             Bond        Investment Grade   Intermediate-Term
               Fund             Index          Debt Index        Bond category
               -----            -----            -----               -----
7/11/99        10000            10000            10000               10000
9/30/99        10067            10068            10064               10042
12/31/99       10059            10056            10044               10033
3/31/2000      10278            10278            10242               10219
6/30/2000      10451            10456            10375               10333
9/30/2000      10779            10772            10679               10617
12/31/2000     11237            11225            11107               11000
3/31/2001      11546            11565            11455               11331
6/30/2001      11620            11631            11506               11373
9/30/2001      12203            12167            12007               11817
12/31/2001     12158            12172            12020               11811
3/31/2002      12163            12184            12012               11782
6/30/2002      12615            12634            12321               12088
9/30/2002      13243            13213            12746               12521


RISK CHARACTERISTICS: INSTITUTIONAL BOND FUND VS. BENCHMARK

                              Average Maturity    Option-Adjusted Duration
Measure                     (in years) 9/30/2002    (in years) 9/30/2002
------------------------    --------------------  ------------------------
INSTITUTIONAL BOND FUND*            6.00                   3.96
Lehman Brothers
   Aggregate Bond Index             6.84                   3.81

* As calculated using an analytical model developed by CMS BondEdge, a widely recognized risk analytic software package

TOP FIVE MARKET SECTORS
                                            9/30/2002
                                            ---------
Mortgage-backed securities*                   31.9%
U.S. Treasury securities                      29.6
Corporate bonds                               23.5
U.S. agency securities                         6.2
Asset-backed securities                        4.8

* Includes government-backed, private-label, and asset-backed securities

PERFORMANCE AT A GLANCE AS OF 9/30/2002

                                          Average Annual
                                        Compound Rates of     Cumulative Rates of
                                        Total Return(1,2)      Total Return(1,2)
                                                  since                  since       Annual    Net Assets
                                       1 year  inception(3)  1 year   inception(3)  Expenses  (in billions)
                                       ------  ------------  ------   ------------  --------  -------------
INSTITUTIONAL BOND FUND                 8.52%      9.01%      8.52%      32.43%      0.19%(4)    $1.17
Lehman Brothers Aggregate Bond Index    8.60       8.94       8.60       32.13         --          --
Morningstar Intermediate-Term Bond
  category                              5.93       7.34       5.93       25.92         --          --
Lipper Intermediate Investment Grade
  Debt Index                            6.15       7.75       6.15       27.46         --          --

(1) Due to market volatility, recent performance of the Institutional Bond Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/ charts/imf-performance.html or call 888 842-9001.

(2) Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)  Inception date of the Institutional Bond Fund was 7/1/99.

(4) As of October 1, 2002, the fund's annual expense charge is estimated to be 0.14%.


                   2002 Annual Report  TIAA-CREF Institutional Mutual Funds    7

--------------------------------------------------------------------------------
Institutional
Money Market Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Money Market Fund seeks high current income, consistent with maintaining liquidity and preserving capital.

PORTFOLIO PROFILE

o Invests in money market securities classified at the time of purchase as "first-tier securities" that are ranked in the highest category by at least two nationally recognized statistical rating organizations.

o    Seeks to maintain an average weighted maturity of 90 days or less.

o    Limits longest maturity to 397 days.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2002

The fund achieved a 1.89% total rate of return for the period, surpassing the 1.52% return of its benchmark, the iMoneyNet Money Fund Report Averages(TM)--All Taxable.

   In reaction to the events of September 11, the Federal Reserve reduced the federal funds and discount rates to 1.75% and 1.25%, respectively, by the end of 2001, and left them unchanged through the end of September 2002. Concern regarding the viability of some industries after the attacks, plus well-publicized accounting and liquidity problems in several major corporations, prompted us to increase our holdings in U.S. government agency securities and decrease our investments in commercial paper and bank liabilities. However, by the first quarter of 2002, we became more comfortable with the economic outlook and gradually decreased our agency holdings from 90% of the portfolio to 30%. We also increased our commercial paper investments from 10% to 68%. As it turned out, commercial paper provided the best relative value among money market asset classes during the second half of the period.

   As we took advantage of these and other opportunities, the fund's weighted average maturity fluctuated from 14 days to 66 days, compared with 53 days to 59 days for its benchmark.

VALUE OF $10,000 INVESTED AT FUND'S 7/1/1999 INCEPTION

    [The table below represents a line chart in the printed report.]

                          Institutional                              Report
                              Money             iMoneyNet         Average(TM)--
                           Market Fund         Money Fund          All Taxable
                          -------------        ----------         -------------
     7/1/99                   10000               10000               10000
     9/30/99                  10128               10115               10117
     12/31/99                 10270               10241               10246
     3/31/2000                10420               10375               10384
     6/30/2000                10581               10521               10532
     9/30/2000                10755               10680               10693
     12/31/2000               10932               10843               10853
     3/31/2001                11084               10983               10998
     6/30/2001                11210               11095               11113
     9/30/2001                11310               11184               11205
     12/31/2001               11379               11239               11265
     3/31/2002                11425               11280               11307
     6/30/2002                11475               11317
     9/30/2002                11524               11353


ASSET ALLOCATION AS OF 9/30/2002

  [THE FOLLOWING DATA ARE REPRESENTED AS A PIE CHART IN THE ORIGINAL DOCUMENT]

                Commercial Paper                        67.8%
                U.S. Government Agency Securities       29.6%
                Bank Liabilities                         2.6%


PERFORMANCE AT A GLANCE AS OF 9/30/2002

                                       Average Annual
                                     Compound Rates of     Cumulative Rates of
                                       Total Return(1)        Total Return(1)                Average Maturity
                                               since                  since        Annual         (days)         Net Assets
                                    1 year  inception(2)  1 year   inception(2)   Expenses   as of 9/24/02(3)   (in millions)
                                    ------  ------------  ------   ------------   --------   ----------------   -------------
INSTITUTIONAL MONEY MARKET FUND      1.89%      4.45%      1.89%      15.24%      0.16%(4)         41             $188.39
iMoneyNet Money Fund
  Report Averages(a)--All Taxable    1.52       3.99       1.52       13.53          --            54                --

  Net Annualized Yield for the
    7 days ending 9/24/02(3)
current yield   effective yield
-------------   ---------------
    1.68%            1.70%

    1.23             1.2

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Institutional Money Market Fund. Future returns will fluctuate. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. The current yield more closely reflects the Institutional Money Market Fund's current earnings than does the total return.

(2)  Inception date of the Institutional Money Market Fund was 7/1/99.

(3) Date used to conform with data from iMoneyNet, which typically reports maturities and yields on the last Tuesday of each month.

(4) As of October 1, 2002, the fund's annual expense charge is estimated to be 0.09%.

LIKE THE OTHER INSTITUTIONAL FUNDS, THE TIAA-CREF INSTITUTIONAL MONEY MARKET FUND IS NOT A DEPOSIT OF ANY BANK AND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER U.S. GOVERNMENT AGENCY.


8    TIAA-CREF Institutional Mutual Funds  2002 Annual Report

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

                               Summary by Country

                                                             VALUE          %
--------------------------------------------------------------------------------
DOMESTIC:
United States .......................................... $     96,632      0.05%
                                                         ------------    ------
TOTAL Domestic .........................................       96,632      0.05
                                                         ------------    ------
FOREIGN:
Australia ..............................................    8,529,133      4.22
Austria ................................................       94,445      0.05
Belgium ................................................    1,042,042      0.51
Denmark ................................................      739,073      0.36
Finland ................................................    2,846,819      1.41
France .................................................   17,209,867      8.51
Germany ................................................    7,495,219      3.70
Greece .................................................      296,459      0.15
Hong Kong ..............................................    3,005,025      1.48
Ireland ................................................      896,619      0.44
Italy ..................................................    5,609,110      2.77
Japan ..................................................   44,902,060     22.19
Korea ..................................................      494,289      0.24
Netherlands ............................................   13,627,912      6.74
New Zealand ............................................      128,965      0.06
Norway .................................................      406,566      0.20
Portugal ...............................................      315,204      0.16
Singapore ..............................................    1,403,734      0.69
Spain ..................................................    4,482,978      2.22
Sweden .................................................    2,439,197      1.21
Switzerland ............................................   21,881,221     10.82
United Kingdom .........................................   52,282,467     25.84
                                                         ------------    ------
TOTAL FOREIGN ..........................................  190,128,404     93.97
OTHER ..................................................    4,388,720      2.17
SHORT TERM INVESTMENT ..................................    7,699,636      3.81
                                                         ------------    ------
TOTAL PORTFOLIO ........................................ $202,313,392    100.00%
                                                         ============    ======

   SHARES/
  PRINCIPAL                                                             VALUE
  ---------                                                             -----
CORPORATE BOND--0.00%
 AEROSPACE AND DEFENSE--0.00%
       $392(1)     BAE Systems plc
                     7.450%, 11/30/03 ............................... $    290
                                                                      --------
                   TOTAL AEROSPACE AND DEFENSE                             290
                                                                      --------
                   TOTAL CORPORATE BONDS
                    (COST $362)                                            290
                                                                      --------
--------
(1) Denominated in British Pounds.

PREFERRED STOCK--0.08%
 CONSUMER CYCLICAL--0.06%
        416        Hugo Boss AG. ....................................    3,577
      1,000        News Corp Ltd ....................................    4,092
        243        Porsche AG. ......................................  100,866
        710        Prosieben Media AG. ..............................    4,526
                                                                      --------
                   TOTAL CONSUMER CYCLICAL                             113,061
                                                                      --------
 CONSUMER NON-CYCLICAL--0.02%
        613        Henkel Kgaa ......................................   38,773
                                                                      --------
                   TOTAL CONSUMER NON-CYCLICAL                          38,773
                                                                      --------
 HEALTH CARE--0.00%
        390        Fresenius Medical Care AG. .......................    6,283
                                                                      --------
                   TOTAL HEALTH CARE                                     6,283
                                                                      --------
                   TOTAL PREFERRED STOCK
                    (COST $162,152)                                    158,117
                                                                      --------
COMMON STOCK--94.44%
 AEROSPACE AND DEFENSE--0.17%
     49,626        BAE Systems plc ..................................  149,840


    SHARES                                                              VALUE
   --------                                                             -----
      5,619        European Aeronautic Defense And Space Co ......... $ 59,697
     34,442        Rolls-Royce plc ..................................   54,163
      4,863        Smiths Group plc .................................   49,021
        691        Thales S.A. ......................................   18,473
        560        Zodiac S.A. ......................................   10,892
                                                                      --------
                   TOTAL AEROSPACE AND DEFENSE                         342,086
                                                                      --------
 BASIC INDUSTRIES--7.81%
        124        Acciona S.A. .....................................    4,846
        715        Acerinox S.A. ....................................   21,990
      1,011        ACS Actividades de Construccion y Servicios S.A. .   27,837
      3,879        Aggreko plc ......................................     7,473
      9,090        Akzo Nobel NV ....................................   292,867
         84        Aluminum Of Greece S.A.I.C. ......................     1,559
     92,181        Amcor Ltd ........................................   412,751
      3,026        Amec plc .........................................    10,362
     70,760      * Arcelor ..........................................   717,503
     18,000        Asahi Kasei Corp .................................    48,792
      6,798        Barratt Developments plc .........................    45,381
      9,809        BASF AG. .........................................   341,237
     10,978        Bayer AG. ........................................   189,216
      2,773        Berkeley Group plc ...............................    25,794
    176,910        BHP Billiton Ltd .................................   870,003
     64,864        BHP Billiton plc .................................   300,915
     12,407      * BHP Steel Ltd ....................................    18,068
     14,945        BOC Group plc ....................................   203,767
        104        Boehler-Uddeholm AG. .............................     4,682
     16,794        Boral Ltd ........................................    38,146
      5,857        BPB plc ..........................................    24,639
        665        Buderus AG. ......................................    13,013
      2,564        Buhrmann NV ......................................    12,847
     15,031        Carter Holt Harvey Ltd ...........................    11,138
      7,000        Cheung Kong Infrastructure Holdings Ltd. .........    11,937
      1,404        Ciba Specialty Chemicals AG. (Regd) ..............    92,539
      1,235        Cimpor Cimentos de Portugal S.A. .................    21,116
      1,393        Clariant AG. (Regd) ..............................    25,152
      6,781        Compagnie De Saint-Gobain ........................   149,715
     34,467      * Corus Group plc ..................................    18,564
      8,449        CRH plc (Ireland) ................................    94,774
     20,320        CSR Ltd ..........................................    62,939
    186,271        Daicel Chemical Industries Ltd ...................   526,343
     11,000        Dainippon Ink & Chemicals, Inc ...................    18,794
      2,200        Daito Trust Construction Co Ltd ..................    48,883
      7,000        Daiwa House Industry Co Ltd ......................    42,780
      5,110        Denki Kagaku Kogyo KK ............................    11,837
      3,000        Dowa Mining Co Ltd ...............................    13,332
        412        Elkem ASA ........................................     9,729
      6,300        Fletcher Building Ltd ............................     8,835
     21,800      * Fletcher Challenge Forests Ltd ...................     2,352
      1,303        Fomento de Construcciones y Contratas S.A. .......    25,601
         22        Forbo Holding AG. (Regd) .........................     6,123
      4,693        Grupo Dragados S.A. ..............................    70,499
     25,819        Grupo Ferrovial S.A. .............................   637,923
      7,469        Hanson plc .......................................    37,117
        406        Heidelberger Zement AG. (Germany) ................    14,646
      3,514        Heijmans NV ......................................    55,045
        964        Hellenic Technodomiki S.A. .......................     5,450
        463        Hoganas AB (B Shs) ...............................     8,339
        317        Holcim Ltd (Br) ..................................    50,190
        744        Holcim Ltd (Regd) ................................    22,272
        788        Holmen AB (B Shs) ................................    17,209
      1,762        Iluka Resources Ltd ..............................     4,452
        124        Imerys S.A. ......................................    14,400
     25,638        Imperial Chemical Industries plc .................    82,249
      3,000      * Ishihara Sangyo Kaisha Ltd .......................     4,288


                        SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  9

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
BASIC INDUSTRIES--(Continued)
      2,161        Italcementi S.p.A. ............................... $  20,503
      7,174        James Hardie Industries NV .......................    25,339
      8,000      * JFE Holdings, Inc ................................    89,633
      5,000        JGC Corp .........................................    28,750
      2,051        Johnson Matthey plc ..............................    26,932
      2,000        JSR Corp .........................................    15,443
    162,200        Kajima Corp ......................................   492,967
      3,532        Kaneka Corp ......................................    19,903
      2,567        Kinden Corp ......................................    10,838
      2,121        Lafarge S.A. (Br) ................................   169,372
      1,488        L'Air Liquide S.A. ...............................   183,824
      4,360        Leighton Holdings Ltd ............................    23,384
      1,505        Linde AG. ........................................    54,290
     16,511        Lonza Group AG. (Regd) ...........................   936,953
     12,000        Matsushita Electric Works Ltd ....................    73,041
         78        Mayr-Melnhof Karton AG. ..........................     5,005
    245,060        MIM Holdings Ltd .................................   150,477
     32,737      * Mitsubishi Chemical Corp .........................    59,967
      7,000        Mitsubishi Gas Chemical Co, Inc ..................    10,292
     13,000        Mitsubishi Materials Corp ........................    18,047
      5,000      * Mitsubishi Paper Mills Ltd .......................     5,832
     11,000        Mitsui Chemicals, Inc ............................    47,256
      8,312        Mitsui Mining & Smelting Co Ltd ..................    18,093
      3,000        NatSteel Ltd .....................................     3,038
      3,359        Newcrest Mining Ltd ..............................    12,321
      4,000        Nippon Kayaku Co Ltd .............................    16,067
      4,000        Nippon Sanso Corp ................................    11,336
      1,000        Nippon Shokubai Co Ltd ...........................     4,953
     88,000      * Nippon Steel Corp ................................   115,656
          9        Nippon Unipac Holding ............................    45,318
      5,000        Nishimatsu Construction Co Ltd ...................    14,950
      3,000        Nissan Chemical Industries Ltd ...................    13,356
          1        Nord-Est S.A. ....................................        18
      3,239        Norske Skogindustrier ASA ........................    37,588
      6,101        Novar plc ........................................    10,170
        599        Novozymes a/s (B Shs) ............................    11,318
     11,000        Obayashi Corp ....................................    28,462
     77,500        OJI Paper Co Ltd .................................   366,045
      4,000        Okumura Corp .....................................    12,551
      6,307        OneSteel Ltd .....................................     5,484
      3,553        Orica Ltd ........................................    18,380
      1,550        Outokumpu Oyj ....................................    14,629
      6,921        Paperlinx Ltd ....................................    18,804
     44,458        Patrick Corp Ltd .................................   333,870
      1,010        Pechiney S.A. (A Shs) ............................    26,851
     15,840        Pilkington plc ...................................    13,638
      1,224        Rautaruukki Oyj ..................................     4,960
      6,031        Rexam plc ........................................    38,198
        125      * RHI AG. ..........................................       889
     15,118        Rio Tinto Ltd ....................................   248,918
     35,502        Rio Tinto plc ....................................   570,587
      4,397        RMC Group plc ....................................    28,973
        469        Sapa AB ..........................................     8,295
      7,250        Sekisui Chemical Co Ltd ..........................    20,010
     10,365        Sekisui House Ltd ................................    77,392
     10,000        SembCorp Marine Ltd ..............................     6,189
     60,400        Shimizu Corp .....................................   187,044
     22,103        Shin-Etsu Chemical Co Ltd ........................   731,681
      9,000      * Showa Denko KK ...................................    12,937
      6,491        Skanska AB (B Shs) ...............................    31,991
      1,004      * Smurfit-Stone Container Corp .....................    12,620
      1,077        Solvay S.A. ......................................    63,704
      1,241        Sons Of Gwalia Ltd ...............................     3,237
     11,448        Stora Enso Oyj (R Shs) ...........................   110,878


    SHARES                                                              VALUE
   --------                                                             -----
      3,000        Sumitomo Bakelite Co Ltd ......................... $  15,032
    163,436        Sumitomo Chemical Co Ltd .........................   626,946
      2,000        Sumitomo Forestry Co Ltd .........................    11,730
     33,000      * Sumitomo Metal Industries Ltd ....................    13,282
      8,036        Sumitomo Metal Mining Co Ltd .....................    33,137
      3,000        Sumitomo Osaka Cement Co Ltd .....................     4,214
      6,305        Svenska Cellulosa AB (B Shs) .....................   195,151
        779        Svenskt Stal AB (Ssab) Series A ..................     7,183
        590        Svenskt Stal AB (Ssab) Series B ..................     5,090
      1,208        Syngenta AG. .....................................    65,927
     15,000        Taiheiyo Cement Corp .............................    26,984
     11,000        Taisei Corp ......................................    22,589
     10,901        Taylor Woodrow plc ...............................    30,686
      2,487        Technical Olympic S.A. ...........................     7,619
      7,252        ThyssenKrupp AG. .................................    77,047
        454        Titan Cement Co S.A. .............................    16,305
      2,000        Toda Corp ........................................     3,664
     24,000        Tokyo Ohka Kogyo Co Ltd ..........................   316,214
      8,000        Tosoh Corp .......................................    17,151
      3,508        Tostem Inax Holding Corp .........................    51,147
      6,000        Toto Ltd .........................................    23,903
      3,815        Toyo Seikan Kaisha Ltd ...........................    42,775
      5,098        Transurban Group .................................    10,693
      1,386        Trelleborg AB (B Shs) ............................    10,912
     18,286        UBE Industries Ltd ...............................    23,132
        284        Umicore ..........................................     9,894
      4,969        UPM-Kymmene Oyj ..................................   136,522
        477        Uponor Oyj .......................................     9,334
     18,688        Vinci S.A. ....................................... 1,132,171
      1,002        Viohalco S.A. ....................................     4,575
        191        Voestalpine AG. ..................................     4,851
        347        Wienerberger AG. .................................     5,031
      7,082        Wimpey (George) plc ..............................    32,019
     92,825        WMC Ltd ..........................................   357,627
    138,773        Wolseley plc ..................................... 1,103,174
                                                                    -----------
                   TOTAL BASIC INDUSTRIES                            16,093,408
                                                                    -----------
 CONSUMER CYCLICAL--12.69%
      6,202        Accor S.A. .......................................   181,125
      4,225        Aeon Co Ltd ......................................   108,280
      1,077        Aoyama Trading Co Ltd ............................    13,765
      4,602        Aristocrat Leisure Ltd ...........................    12,079
      1,705        Arnoldo Mondadori Editore S.p.A. .................     8,240
        700        Asatsu-DK, Inc ...................................    13,139
        500        Autobacs Seven Co Ltd ............................    13,471
      1,504      * Autogrill S.p.A. .................................    11,876
        500        Avex, Inc ........................................     6,744
      6,920        BBA Group plc ....................................    18,799
        265        Bekaert S.A. .....................................    10,109
      1,988        Benetton Group S.p.A. ............................    18,469
     11,000        Bridgestone Corp .................................   130,836
    167,980      * British Sky Broadcasting Group plc ............... 1,353,847
      1,843        Bulgari S.p.A. ...................................     6,120
        711        Canal Plus .......................................     2,937
        600        Capcom Co Ltd ....................................    13,701
      7,436        Carlton Communications plc .......................    12,746
      3,000        Casio Computer Co Ltd ............................    15,254
      1,735        Castorama-Dubois Investissements .................   114,542
        134      * Club Mediterranee S.A. ...........................     2,912
     17,932        Coles Myer Ltd ...................................    58,271
     43,200        Compass Group plc ................................   180,031
      3,182      * Continental AG. ..................................    42,297
      4,075        Cycle & Carriage Ltd .............................     8,713
      3,000      * Daiei, Inc .......................................     4,337
      3,027        Daily Mail & General Trust plc ...................    22,373
      4,000        Daimaru, Inc .....................................    18,827


                        SEE NOTES TO FINANCIAL STATEMENTS


10  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 CONSUMER CYCLICAL--(Continued)
     13,121        DaimlerChrysler AG. (Regd) ...................... $  439,598
     10,442      * DaimlerChrysler AG. (U.S.) ......................    349,911
      8,616        David Jones Ltd .................................      4,916
      5,700        Denso Corp ......................................     92,752
         40        D'ieteren S.A. ..................................      5,380
     28,432        Dixons Group plc ................................     77,128
        502        Douglas Holding AG. .............................     10,022
    313,775        EMI Group plc ...................................    776,339
      2,743        Eniro AB ........................................     12,720
      8,310        Esprit Holdings Ltd .............................     12,785
      1,400        FamilyMart Co Ltd ...............................     33,062
      1,100        Fast Retailing Co Ltd ...........................     28,372
      3,748        Fiat S.p.A. .....................................     36,301
      5,000        First Capital Corp Ltd ..........................      1,927
      1,850        Fisher & Paykel Appliances Holdings Ltd .........      8,807
      1,128        Fisher & Paykel Healthcare Corp .................      5,132
        142        Folli-Follie S.A ................................      2,125
     40,632        Fuji Photo Film Co Ltd ..........................  1,211,547
          7        Fuji Television Network, Inc ....................     30,762
     20,000        Giordano International Ltd ......................      7,821
     11,984        GKN plc .........................................     45,937
     42,974        Granada plc .....................................     45,448
      1,195        Groupe Bruxelles Lambert S.A. ...................     44,276
        822        Grupo Prisa S.A. ................................      5,037
      3,000        Gruppo Editoriale L'Espresso S.p.A. .............      8,198
      6,000        Gunze Ltd .......................................     23,657
     34,375        GUS plc .........................................    292,995
     70,000        Hankyu Department Stores, Inc ...................    443,320
      9,394        Harvey Norman Holdings Ltd ......................     14,497
        230        Hellenic Duty Free Shops S.A. ...................      1,159
     17,397        Hennes & Mauritz AB (B Shs) .....................    302,067
     42,325        Hilton Group plc ................................    106,496
      4,000        Hino Motors Ltd .................................     10,876
     27,481        Honda Motor Co Ltd ..............................  1,112,871
      6,004        Independent News & Media plc ....................      8,011
      1,300        Independent Newspapers Ltd ......................      1,951
      3,624        Inditex S.A. ....................................     73,423
      4,000        Isetan Co Ltd ...................................     38,180
      6,452        Ito-Yokado Co Ltd ...............................    253,331
     12,958        John Fairfax Holdings Ltd .......................     19,998
      8,000      * Kanebo Ltd ......................................     12,091
        713        KarstadtQuelle AG. ..............................     11,761
      1,041        Kesko Oyj (B Shs) ...............................     10,854
      9,120      * Kia Motors Corp .................................     58,163
    343,092        Kingfisher plc ..................................  1,111,465
      1,000        Konami Corp .....................................     25,710
      1,795        Koninklijke Vendex KBB NV .......................     14,635
         31      * Kuoni Reisen Holding (Regd) .....................      5,471
      4,000        Kuraray Co Ltd ..................................     23,558
      2,785        Lagardere S.C.A. ................................    106,794
      1,000        Lawson, Inc .....................................     30,310
      5,946        LVMH Moet Hennessy Louis Vuitton S.A. ...........    216,840
      1,144        MAN AG. .........................................     15,037
     71,702        Marks & Spencer Group plc .......................    361,955
      3,354        Marui Co Ltd ....................................     36,339
     36,931        Matsushita Electric Industrial Co Ltd ...........    383,142
     18,475        Mediaset S.p.A. .................................    114,848
      4,169        Michelin (C.G.D.E.) (B Shs) .....................    117,097
      6,000        Mitsubishi Rayon Co Ltd .........................     14,539
      4,000        Mitsukoshi Ltd ..................................     11,894
        854      * Modern Times Group AB (B Shs) ...................      7,322
      3,000     b* Mycal Corp ......................................         25
      4,745        MyTravel Group plc ..............................      6,082
      1,000        Namco Ltd .......................................     17,907
     49,905        News Corp Ltd ...................................    238,371


    SHARES                                                              VALUE
   --------                                                             -----
     10,778        Next plc ........................................ $  157,461
      3,000        NGK Insulators Ltd ..............................     20,207
      1,137      * NH Hoteles S.A. .................................     10,001
      4,140        Nintendo Co Ltd .................................    484,597
      2,620        Nippon Television Network Corp ..................    445,919
     40,688        Nissan Motor Co Ltd .............................    302,134
      2,000        Nisshinbo Industries, Inc .......................      9,381
      1,000        Onward Kashiyama Co Ltd .........................      8,921
        672        Oriental Land Co Ltd ............................     42,945
      1,000        Overseas Union Enterprises Ltd ..................      3,095
     14,900        P & O Princess Cruises plc ......................    104,505
     16,200        Paris Miki, Inc .................................    290,758
     10,539        Pearson plc .....................................     84,443
      6,299        Peugeot Citroen S.A. ............................    232,888
      1,962        Pinault-Printemps-Redoute S.A. ..................    124,099
      2,936        Pioneer Corp ....................................     48,596
      8,359        Pirelli S.p.A. ..................................      7,055
        279      * Pt Multimedia Servicos de Telecomunicacoes
                     e Multimedia SGPS S.A. ........................      1,668
        139      * Pt Multimedia Servicos de Telecomunicacoes
                     e Multimedia SGPS S.A. (New) ..................        872
        731        Publicis Groupe S.A. ............................     13,799
         19      * PubliGroupe S.A. (Regd) .........................      2,579
      1,260        Publishing & Broadcasting Ltd ...................      5,368
     12,600        Puma AG. Rudolf Dassler Sport ...................    655,877
      8,111        Rank Group plc ..................................     34,057
     67,493        Reed Elsevier NV ................................    806,443
     38,310        Reed Elsevier plc ...............................    329,246
     11,048        Renault S.A. ....................................    475,948
     14,345        Reuters Group plc ...............................     50,983
        819        Saizeriya Co Ltd ................................     12,163
     14,000        Sankyo Co Ltd (Gunman) ..........................    386,396
        500        Sanrio Co Ltd ...................................      3,676
     26,770        Sanyo Electric Co Ltd ...........................     90,596
      1,127        Schibsted ASA ...................................     10,797
     15,000        SCMP Group Ltd ..................................      6,491
     61,764      * Seat-Pagine Gialle S.p.A. .......................     35,831
      2,200      * Sega Corp .......................................     41,112
      5,000      * Seiyu Ltd .......................................     17,455
      5,000        Seven-Eleven Japan Co Ltd .......................    169,213
     17,000        Shangri-La Asia Ltd .............................      9,808
     12,317        Sharp Corp ......................................    118,273
      1,000        Shimachu Co Ltd .................................     16,198
        241        Shimamura Co Ltd ................................     15,045
        800        Shimano, Inc ....................................     12,131
     25,793        Signet Group plc ................................     33,464
      6,000        Singapore Press Holdings Ltd ....................     64,142
     18,369        Six Continents plc ..............................    171,300
      3,289        Sky City Entertainment Group ....................     11,106
        730        Skylark Co Ltd ..................................     16,670
      1,427        Societe Television Francaise 1 (T.F.1) ..........     30,307
        931        Sodexho Alliance S.A. ...........................     18,099
      1,155        Sol Melia S.A. ..................................      4,589
     48,131        Sony Corp .......................................  2,020,278
      6,656        TAB Ltd .........................................     12,008
     34,515        TABCORP Holdings Ltd ............................    220,377
     91,500        Takashimaya Co Ltd ..............................    508,833
     23,000        Teijin Ltd ......................................     61,212
      1,787        Telefonica Publicidad e Informacion S.A. ........      4,857
        734      * Telepizza S.A. ..................................        537
      4,000        Television Broadcasts Ltd .......................     12,308
      2,000        Toho Co Ltd .....................................     20,864
      1,578        Tokyo Broadcasting System, Inc ..................     23,008
      2,000        Tokyo Style Co Ltd ..............................     16,215
     11,000        Toray Industries, Inc ...........................     26,745
      8,000        Toyobo Co Ltd ...................................     11,631


                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  11

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 CONSUMER CYCLICAL--(Continued)
        900        Toyoda Gosei Co Ltd ............................ $    13,581
     67,977        Toyota Motor Corp ..............................   1,747,719
      2,052        TUI AG. ........................................      31,535
     10,761        United Business Media plc ......................      36,384
      2,741        UNY Co Ltd .....................................      27,018
      1,300        Valeo S.A. .....................................      37,297
         90        Valora Holding AG. .............................      16,495
     97,886        Vivendi Universal S.A. .........................   1,098,007
      5,354        VNU NV .........................................     124,400
      8,180        Volkswagen AG. .................................     297,502
      5,319        Volvo AB (B Shs) ...............................      77,153
      2,000        Wacoal Corp ....................................      16,773
      3,040        Warehouse Group Ltd ............................      10,194
      6,047        Whitbread plc ..................................      48,974
      2,950        Wolters Kluwer NV ..............................      53,353
     17,900        Woolworths Ltd .................................     119,640
        400        World Co Ltd ...................................       9,364
    290,669        WPP Group plc ..................................   1,949,556
        700        Yamada Denki Co Ltd ............................      17,882
      1,400      * Yamada Denki Co Ltd (New) ......................      34,500
      2,000        Yamaha Motor Co Ltd ............................      16,100
                                                                     ----------
                   TOTAL CONSUMER CYCLICAL                           26,126,192
                                                                     ----------
 CONSUMER NON-CYCLICAL--10.38%
        700        Aderans Co Ltd .................................      13,512
        854        Adidas-Salomon AG. .............................      56,549
      1,048        AGFA Gevaert NV ................................      19,317
     38,175        Ajinomoto Co, Inc ..............................     404,201
      5,414        Altadis S.A. ...................................     120,925
        125        Ariake Japan Co Ltd ............................       3,686
      8,185        Asahi Breweries Ltd ............................      52,711
        107        Bang & Olufsen a/s (B Shs) .....................       1,993
        290        Beiersdorf AG. .................................      28,087
     13,682        Boots Co plc ...................................     113,714
    151,889        British American Tobacco plc ...................   1,550,205
      2,182        BRL Hardy Ltd ..................................       9,248
      4,254        Bunzl plc ......................................      29,502
     42,070        Cadbury Schweppes plc ..........................     281,177
        193        Carlsberg a/s (A Shs) ..........................       9,116
      9,067        Carrefour S.A. .................................     363,813
        410        Casino Guichard-Perrachon ......................      26,865
         39      * Casino Guichard-Perrachon A Wts 12/1 5/03 ......          19
         39      * Casino Guichard-Perrachon B Wts 12/1 5/05 ......          35
     11,468        Coca-Cola Amatil Ltd ...........................      36,767
      2,152        Coca-Cola Hellenic Bottling Co S.A. ............      31,349
        500        Coca-Cola West Japan Co Ltd ....................       8,666
        284        Colruyt S.A. ...................................      13,473
      8,959        Compagnie Financiere Richemont AG. (Units) (A Shs)   132,877
        906        Danisco a/s ....................................      31,584
        899        Delhaize Group .................................      14,589
    150,464        Diageo plc .....................................   1,866,928
      5,800        Doutor Coffee Co Ltd ...........................     121,488
      5,800      * Doutor Coffee Co Ltd (New) .....................     114,818
      5,340        Electrolux AB Series B .........................      80,626
      1,036        Essilor International S.A. .....................      42,020
     27,500        Foster's Group Ltd .............................      68,890
      2,700        Fraser & Neave Ltd .............................      11,698
     18,500        Fuji Oil Co Ltd ................................     182,203
      1,420        Givaudan S.A. (Regd) ...........................     636,166
    316,024        Goodman Fielder Ltd ............................     279,916
      2,745        Greencore Group plc ............................       7,271
     11,067        Groupe Danone ..................................   1,334,376
      2,789        Heineken NV ....................................     109,455
      2,380        Hite Brewery Co Ltd ............................     114,372
        187        House Foods Corp ...............................       1,671


    SHARES                                                              VALUE
   --------                                                             -----
     13,761        Imperial Tobacco Group plc ..................... $   217,487
      2,581        Interbrew S.A. .................................      61,168
        300        ITO EN Ltd .....................................      10,695
         15        Japan Tobacco, Inc .............................      94,628
        420      * Jeronimo Martins SGPS S.A. .....................       2,428
     36,473        Kao Corp .......................................     804,417
        600        Katokichi Co Ltd ...............................       9,463
      2,102        Kerry Group (Class A) ..........................      27,214
      3,000        Kikkoman Corp ..................................      19,320
      6,374        Kirin Brewery Co Ltd ...........................      37,697
     10,780        Kose Corp ......................................     328,517
     26,000        Li & Fung Ltd ..................................      24,668
     10,582        L'Oreal S.A. ...................................     763,448
      2,566        Luxottica Group S.p.A. .........................      33,526
      2,000        Meiji Dairies Corp .............................       6,210
      4,000        Meiji Seika Kaisha Ltd .........................      11,566
      2,159        Metro AG. ......................................      37,554
     14,978        Nestle S.A. (Regd) .............................   3,273,769
      6,000        Nichirei Corp ..................................      20,256
      4,000        Nippon Meat Packers, Inc .......................      32,035
      3,663        Nisshin Seifun Group, Inc ......................      27,230
      2,300        Nissin Food Products Co Ltd ....................      46,476
      1,000        Noritake Co Ltd ................................       3,154
      1,450        Numico NV ......................................      15,448
      2,849        Orkla ASA ......................................      45,556
        745      * PAN Fish ASA ...................................         245
        166        Papastratos Cigarette Co .......................       2,743
     13,444        Parmalat Finanziaria S.p.A. ....................      36,804
      6,311        Pernod-Ricard ..................................     567,581
      2,000        QP Corp ........................................      16,987
     84,937        Reckitt Benckiser plc ..........................   1,602,862
      1,610        Rinascente S.p.A. ..............................       5,155
     18,100        Rinnai Corp ....................................     424,473
     32,932        Royal Ahold NV .................................     387,781
      7,800        SABMiller plc ..................................      53,481
     31,231        Safeway plc ....................................     102,402
     23,204        Sainsbury (J) plc ..............................     102,174
      3,000        Sapporo Breweries Ltd ..........................       6,604
      8,153        Scottish & Newcastle plc .......................      71,800
      4,367        Shiseido Co Ltd ................................      52,121
      2,000      * Snow Brand Milk Products Co ....................       3,302
        676        Societe BIC S.A. ...............................      22,381
      9,528      * Sonae SPGS S.A. ................................       3,767
      9,707        Southcorp Ltd ..................................      28,906
      5,836        Swedish Match AB ...............................      44,057
      2,235        Takara Holdings, Inc ...........................      11,841
      6,788        Tate & Lyle plc ................................      39,497
    109,704        Tesco plc ......................................     354,961
      3,708        The Swatch Group AG. (Regd) ....................      55,751
        529        Uni-Charm Corp .................................      20,597
     38,399        Unilever NV (Cert) .............................   2,273,188
     71,350        Unilever plc ...................................     647,423
    140,000        Want Want Holdings Ltd .........................      84,000
      6,088        Waterford Wedgwood plc (Units) .................       2,407
        367        Wella AG. ......................................      16,249
      3,000        Yakult Honsha Co Ltd ...........................      32,454
      2,000        Yamazaki Baking Co Ltd .........................      11,171
                                                                     ----------
                   TOTAL CONSUMER NON-CYCLICAL                       21,364,973
                                                                     ----------
 ENERGY--9.49%
     96,232        BG Group plc ...................................     377,201
    460,417        BP plc .........................................   3,077,218
     49,096        BP plc (Spon ADR) ..............................   1,958,930
     64,846        Centrica plc ...................................     169,026
    195,600        CNOOC Ltd ......................................     272,099
        773      * Energy Developments Ltd ........................       1,407


                        SEE NOTES TO FINANCIAL STATEMENTS


12  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 ENERGY--(Continued)
     85,512        ENI S.p.A. ..................................... $ 1,173,019
      3,849        Fortum Oyj .....................................      21,987
      3,008        Gas Natural SDG S.A. ...........................      50,984
      1,094        Hellenic Petroleum S.A. ........................       6,466
    205,599        Hong Kong & China Gas Co Ltd ...................     275,464
     26,145        IHC Caland NV ..................................   1,188,598
      4,382        Italgas S.p.A. .................................      43,654
    197,873        John Wood Group plc ............................     581,119
    106,144        Lattice Group plc ..............................     285,854
      5,000        Nippon Mining Holdings, Inc ....................      11,212
     32,000        Nippon Oil Corp ................................     137,736
      2,444        Norsk Hydro ASA ................................      92,011
        215        OMV AG. ........................................      18,146
    141,442        Origin Energy Ltd ..............................     272,083
     32,000        Osaka Gas Co Ltd ...............................      78,068
      1,278      * Petroleum Geo-Services ASA .....................         964
     15,052        Repsol YPF S.A. ................................     178,362
     96,638        Royal Dutch Petroleum Co .......................   3,901,473
      7,844        Santos Ltd .....................................      25,958
    307,149        Shell Transport & Trading Co plc ...............   1,830,654
      2,000        Showa Shell Sekiyu KK ..........................      11,812
        398        Smedvig a/s (A Shs) ............................       1,762
        223        Smedvig a/s (B Shs) ............................         782
     11,776        Snam Rete Gas ..................................      35,031
      6,733        Statoil ASA ....................................      51,332
        162        Technip-Coflexip S.A. ..........................      10,647
      2,000        Teikoku Oil Co Ltd .............................       7,968
     40,000        Tokyo Gas Co Ltd ...............................     116,970
      3,000        TonenGeneral Sekiyu KK .........................      19,172
     24,276        Total Fina Elf S.A. ............................   3,195,729
      8,475        Woodside Petroleum Ltd .........................      57,106
                                                                     ----------
                   TOTAL ENERGY                                      19,538,004
                                                                     ----------
 FINANCIAL SERVICES--21.52%
     11,342        3i Group plc ...................................      76,875
      5,000        77 Bank Ltd ....................................      17,496
    119,903        ABN Amro Holding NV ............................   1,312,981
      1,461        Acom Co Ltd ....................................      61,685
     16,411        Aegon NV .......................................     154,080
        300        Aeon Credit Service Co Ltd .....................      15,747
        900        Aiful Corp .....................................      51,971
    116,000        Aioi Insurance Co Ltd ..........................     256,316
      6,404        Alleanza Assicurazioni S.p.A. ..................      39,050
     10,808        Allgreen Properties Ltd ........................       5,838
      5,747        Allianz AG. (Regd) .............................     494,707
     24,497        Allied Irish Banks plc .........................     292,946
      2,363        Alpha Bank S.A. ................................      28,024
      6,238        AMP Diversified Property Trust .................       8,508
     17,081        AMP Ltd ........................................     108,597
     19,563        Amvescap plc ...................................      92,602
      8,000      * Ashikaga Bank Ltd ..............................       9,331
     39,958        Assicurazioni Generali S.p.A. ..................     586,039
     62,402        Australia and New Zealand Banking Group Ltd ....     598,498
        934        Australian Stock Exchange Ltd ..................       5,801
     77,281        Aviva plc ......................................     434,477
     40,840        AXA ............................................     400,796
      2,226        Banca Fideuram S.p.A. ..........................       8,250
     23,471        Banca Monte dei Paschi di Siena S.p.A. .........      47,901
     13,085      * Banca Nazionale Del Lavoro S.p.A. ..............      14,290
      5,547      * Banca Popolare di Milano .......................      17,433
    102,823        Banco Bilbao Vizcaya Argentaria S.A. ...........     768,247
     27,886        Banco Comercial Portugues S.A. (Regd) ..........      59,253
      2,275        Banco Espirito Santo S.A. (Regd) ...............      23,383
    138,580        Banco Santander Central Hispano S.A. ...........     708,076
     21,762        Bank Of East Asia Ltd ..........................      38,225


    SHARES                                                              VALUE
   --------                                                             -----
     10,000        Bank Of Fukuoka Ltd ............................ $    38,442
     19,843        Bank Of Ireland (Dublin) .......................     193,167
     11,338        Bank Of Ireland (London) .......................     111,381
     20,000        Bank Of Yokohama Ltd ...........................      86,742
    242,335        Barclays plc ...................................   1,415,771
     10,403        Bayerische Hypo-und Vereinsbank AG. ............     137,255
     11,785      * Bipop-Carire S.p.A. ............................       4,496
     38,374        BNP Paribas ....................................   1,250,767
      6,257        BPI-SGPS S.A. (Regd) ...........................      12,368
      7,690        British Land Co plc ............................      53,210
     22,346        BT Office Trust ................................      17,243
      1,552      * BTG plc ........................................       3,466
      4,436      * Canary Wharf Group plc .........................      22,358
    114,309        CapitaLand Ltd .................................      78,466
     11,568        Capitalia S.p.A. ...............................      11,364
     42,800        Cheung Kong Holdings Ltd .......................     269,983
     11,000        Chiba Bank Ltd .................................      38,130
     27,400        City Developments Ltd ..........................      72,458
      2,039        Close Brothers Group plc .......................      15,664
      8,160        Colonial First State Property Trust Group ......      10,731
        962        Commercial Bank Of Greece ......................      17,798
     55,784        Commonwealth Bank Of Australia .................     913,635
        881        Corporacion Mapfre S.A. ........................       4,963
      1,779        Credit Lyonnais S.A. ...........................      58,178
      1,000        Credit Saison Co Ltd ...........................      21,973
     75,348        Credit Suisse Group ............................   1,478,114
        237        Daido Life Insurance Co Ltd ....................     486,691
     18,000        Daiwa Securities Group, Inc ....................      99,359
     12,559        Danske Bank a/s ................................     190,501
     45,573        DBS Group Holdings Ltd .........................     287,187
     17,080        Deutsche Bank AG. (Regd) .......................     781,551
        889        Deutsche Boerse AG. ............................      29,082
     16,990        Deutsche Office Trust ..........................      10,525
     10,995        Dexia ..........................................      99,101
      8,700        Diamond Lease Co Ltd ...........................     175,086
      8,445        DnB Holding ASA ................................      36,922
      1,599        Drott AB (B Shs) ...............................      13,106
      2,059        EFG Eurobank Ergasias S.A. .....................      24,419
        380        Erste Bank Der Oesterreichischen Sparkassen AG.       23,660
     24,476        Fortis .........................................     344,460
    158,400        Fuji Fire & Marine Insurance Co Ltd ............     268,033
     11,751        Gandel Retail Trust ............................       7,918
     32,857        General Property Trust .........................      50,171
      1,303      * Gjensidige Nor ASA .............................      39,824
      2,522        Great Portland Estates plc .....................       8,944
      6,000        Gunma Bank Ltd .................................      26,368
      3,866        Hammerson plc ..................................      27,511
    101,267        Hang Lung Properties Ltd .......................      90,236
     25,200        Hang Seng Bank Ltd .............................     264,129
    109,291        HBOS plc .......................................   1,009,742
     10,749        Henderson Land Development Co Ltd ..............      31,697
      9,000      * Hokuriku Bank Ltd ..............................      13,159
     65,010        Hong Kong Exchanges & Clearing Ltd .............      78,341
      3,000        Hotel Properties Ltd ...........................       1,561
    303,629        HSBC Holdings plc (United Kingdom) .............   3,075,012
     10,307        Hysan Development Co Ltd .......................       7,797
     56,135        ING Groep NV ...................................     777,249
     28,126        Insurance Australia Group Ltd ..................      46,615
    311,481        IntesaBci S.p.A. ...............................     523,322
     22,995        IntesaBci S.p.A. (Rnc) .........................      27,544
        624      * IntesaBci S.p.A. Put Wts 11/15/02 ..............       3,250
      8,981        Irish Life & Permanent plc .....................     101,629
     46,100        iShares MSCI EAFE Index Fund ...................   4,388,720
     10,000        Joyo Bank Ltd ..................................      28,257
      2,970        KBC Bancassurance Holding NV ...................      93,458


                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  13

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 FINANCIAL SERVICES--(Continued)
      4,000        Keppel Land Ltd ................................ $     2,273
      4,080        Kookmin Credit Card Co Ltd .....................      93,215
     10,290        Land Securities Group Plc ......................     119,747
    134,816        Legal & General Group plc ......................     183,390
     35,052      * Legal & General Group plc Rts ..................      15,159
      4,362        Lend Lease Corp Ltd ............................      23,940
    191,080        Lloyds TSB Group plc ...........................   1,410,811
      2,911        Macquarie Bank Ltd .............................      35,054
     35,206        Macquarie Infrastructure Group .................      57,202
      3,941        Man Group plc ..................................      61,604
      5,048        Mediobanca S.p.A. ..............................      34,374
      2,157        Mediolanum S.p.A. ..............................       8,335
        813        Metrovacesa S.A. ...............................      13,740
         40      * Metrovacesa S.A. (New) .........................         676
         18      * Millea Holdings, Inc ...........................     144,307
      9,602        Mirvac Group ...................................      21,393
     13,000        Mitsubishi Estate Co Ltd .......................     103,901
         87        Mitsubishi Tokyo Financial .....................     642,457
     38,196        Mitsui Fudosan Co Ltd ..........................     310,612
     25,500        Mitsui Sumitomo Insurance Co ...................     119,603
      7,000        Mitsui Trust Holdings, Inc .....................      17,365
         90        Mizuho Holdings, Inc ...........................     210,694
        550        MLP AG. ........................................       4,555
      2,061        Muenchener Rueckver AG. (Regd) .................     210,207
     59,154        National Australia Bank Ltd ....................   1,076,191
      2,929        National Bank Of Greece S.A. ...................      45,505
     24,639        New World Development Co Ltd ...................      12,636
     24,000        Nikko Cordial Corp .............................     114,145
     33,000        Nipponkoa Insurance Co Ltd .....................     120,626
     32,700        Nissay Dowa General Insurance Co Ltd ...........     130,005
     29,300        Nomura Holdings, Inc ...........................     385,082
      1,270        Nordea AB (Finland) ............................       5,053
     65,452        Nordea AB (Sweden) .............................     259,761
      8,700        ORIX Corp ......................................     512,394
     26,739        Oversea-Chinese Banking Corp Ltd ...............     144,429
      6,000        Parkway Holdings Ltd ...........................       2,718
      1,796        Piraeus Bank S.A. ..............................      11,005
        170        Pohjola Group plc (D Shs) ......................       2,369
      1,200        Promise Co Ltd .................................      46,230
      2,592        Provident Financial plc ........................      24,253
     68,614        Prudential plc .................................     366,328
      7,000        QBE Insurance Group Ltd ........................      27,235
      6,127        RAS S.p.A. .....................................      71,998
     76,150      * Resona Holdings, Inc ...........................      56,922
     23,164        Royal & Sun Alliance Insurance Group plc .......      35,062
    152,605        Royal Bank Of Scotland Group plc ...............   2,879,841
      4,576        Sampo Oyj (A Shs) ..............................      30,071
     23,320        Sanpaolo IMI S.p.A. ............................     131,138
      2,936        Schroders plc ..................................      20,777
     10,000        Shizuoka Bank Ltd ..............................      67,685
      7,980        Shohkoh Fund & Co Ltd ..........................     701,378
     10,900        Singapore Exchange Ltd .........................       7,053
      2,000        Singapore Land Ltd .............................       3,578
     24,348        Sino Land Co Ltd ...............................       7,180
     29,000        Skandia Forsakrings AB .........................      42,534
      8,213        Skandinaviska Enskilda Banken (A Shs) ..........      69,973
      9,432        Slough Estates plc .............................      47,465
      8,985        Societe Generale (A Shs) .......................     378,815
     20,000        Sompo Japan Insurance, Inc .....................     117,956
     47,259        Standard Chartered plc .........................     486,792
     10,904        Stockland Trust Group ..........................      27,078
      2,862      * Storebrand ASA .................................       7,608
     15,700        Sumisho Lease Co Ltd ...........................     225,814
     66,845        Sumitomo Mitsui Banking Corp ...................     375,569


    SHARES                                                              VALUE
   --------                                                             -----
    101,100        Sumitomo Realty & Development Co Ltd ........... $   581,319
     19,000        Sumitomo Trust & Banking Co Ltd ................      99,729
     30,683        Sun Hung Kai Properties Ltd ....................     180,174
      9,762        Suncorp-Metway Ltd .............................      61,534
      3,000        Suruga Bank Ltd ................................      13,356
     18,846        Svenska Handelsbanken AB (A Shs) ...............     234,749
      7,774        Swiss Reinsurance Co (Regd) ....................     437,195
      1,140        Takefuji Corp ..................................      64,426
        103        TK Development .................................         822
        454      * Topdanmark As ..................................      10,904
      2,009        Tower Ltd ......................................       3,580
     44,608        UBS AG. (Regd) .................................   1,856,143
         38        UFJ Holdings, Inc ..............................     100,821
        522        Unibail ........................................      29,406
     83,003        UniCredito Italiano S.p.A. .....................     300,236
     21,056        United Overseas Bank Ltd .......................     140,981
      4,000        United Overseas Land Ltd .......................       3,578
      3,415        Vallehermoso S.A. ..............................      23,794
      1,860      * WCM Beteiligungs & Grundbesitz AG. .............       3,676
      5,206        Westfield Holdings Ltd .........................      36,776
     37,232        Westfield Trust (Units) ........................      68,384
     31,239        Westpac Banking Corp ...........................     235,108
      6,000        Wing Tai Holdings Ltd ..........................       2,009
      2,390        Zurich Financial Services AG. ..................     223,069
                                                                     ----------
                   TOTAL FINANCIAL SERVICES                          44,302,318
                                                                     ----------
 HEALTH CARE--10.81%
      1,234        Altana AG. .....................................      44,941
      6,983        Amersham plc ...................................      58,696
     45,959        AstraZeneca plc (United Kingdom) ...............   1,393,463
     20,100        Aventis S.A. ...................................   1,052,835
      4,000        Banyu Pharmaceutical Co Ltd ....................      42,221
      5,141      * Celltech Group plc .............................      24,153
      2,916        Chugai Pharmaceutical Co Ltd ...................      24,671
        739        Cochlear Ltd ...................................      13,714
        307        Coloplast a/s (B Shs) ..........................      21,650
      2,718        CSL Ltd ........................................      32,552
      5,485        Daiichi Pharmaceutical Co Ltd ..................      89,028
      4,856        Eisai Co Ltd ...................................     112,086
      5,867      * Elan Corp plc ..................................      11,771
        332        Fresenius Medical Care AG. .....................       7,284
      4,000        Fujisawa Pharmaceutical Co Ltd .................      82,142
      2,944        Gambro AB (A Shs) ..............................      11,716
      1,483        Gambro AB (B Shs) ..............................       5,758
        623        Gehe AG. .......................................      25,644
    195,518        GlaxoSmithKline plc ............................   3,781,898
      1,079        H. Lundbeck a/s ................................      22,397
        647        Instrumentarium Oyj ............................      15,826
      1,000        Kaken Pharmaceutical Co Ltd ....................       4,657
      3,669        Kyowa Hakko Kogyo Co Ltd .......................      17,631
      1,411        Merck Kgaa .....................................      24,543
     29,528      * Nobel Biocare Holding AG. ......................   1,287,791
     86,820        Novartis AG. (Regd) ............................   3,432,843
      8,333        Novo Nordisk a/s (B Shs) .......................     227,297
        226        Omega Pharma S.A. ..............................       9,155
      8,000        Ono Pharmaceutical Co Ltd ......................     240,512
        345        Orion-Yhtyma (B Shs) ...........................       7,331
        440        Phonak Holding AG. (Regd) ......................       5,077
      1,151      * Qiagen NV ......................................       5,381
         62        Roche Holding AG. (Br) .........................       7,007
     38,174        Roche Holding AG. (Genusscheine) ...............   2,582,161
      6,514        Sankyo Co Ltd ..................................      84,328
     13,073        Sanofi-Synthelabo S.A. .........................     737,088
      3,036        Schering AG. ...................................     142,223
        487        Serono S.A. (B Shs) ............................     233,054
      4,461        Shionogi & Co Ltd ..............................      48,150


                        SEE NOTES TO FINANCIAL STATEMENTS


14  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 HEALTH CARE--(Continued)
    239,369        Smith & Nephew plc ............................. $ 1,445,497
      1,764        Sonic Healthcare Ltd ...........................       5,655
      5,436        SSL International plc ..........................      21,585
      9,429      * Sulzer Medica AG. (Regd) .......................   1,420,878
        400        Suzuken Co Ltd .................................       9,923
      2,541        Synthes-Stratec, Inc ...........................   1,293,613
      3,377        Taisho Pharmaceutical Co Ltd ...................      53,038
     39,381        Takeda Chemical Industries Ltd .................   1,588,304
        208        Tecan Group AG. (Regd) .........................       5,365
     20,700        Terumo Corp ....................................     306,061
      1,434        UCB S.A. .......................................      41,383
        349      * William Demant Holding .........................       6,919
      4,200        Yamanouchi Pharmaceutical Co Ltd ...............      92,114
      1,720        Zeltia S.A. ....................................       8,244
                                                                     ----------
                   TOTAL HEALTH CARE                                 22,269,254
                                                                     ----------
 OTHER--2.37%
     10,450        Adecco S.A. (Regd) .............................     353,606
     13,926        Aegis Group plc ................................      14,947
      4,053        Amadeus Global Travel Distribution S.A. (A Shs)        6,984
        301        Amer Group plc .................................       8,032
      3,201        Amey plc .......................................       3,801
      1,998      * Ansell Ltd .....................................       7,491
     46,229        Assa Abloy AB (B Shs) ..........................     448,704
      3,700        Auckland International Airport Ltd .............       7,635
     23,582        BAA plc ........................................     196,180
         53        Bellsystem 24, Inc .............................       9,169
      1,400        Benesse Corp ...................................      21,896
      5,762        Capita Group plc ...............................      17,941
     18,946        Chubb plc ......................................      32,476
      1,149        DCC plc ........................................      11,094
      2,818        De La Rue plc ..................................      11,145
      6,861        Deutsche Post AG. (Regd) .......................      56,619
      4,255        Electrocomponents plc ..........................      16,862
        100        Flughafen Wien AG. .............................       3,143
      2,694        Fugro NV .......................................     109,960
        400        Fuji Soft ABC, Inc .............................       7,245
        908        Group 4 Falck a/s ..............................      21,988
      2,845        Hagemeyer NV ...................................      21,538
      2,000        Haw Par Corp Ltd ...............................       4,479
     15,859        Hays plc .......................................      28,556
        200        Hitachi Software Engineering Co Ltd ............       4,978
     66,033        Hutchison Whampoa Ltd ..........................     382,672
        552      * ISS a/s ........................................      16,636
     24,946        Itochu Corp ....................................      69,875
        400        Itochu Techno-Science Corp .....................       7,721
    126,000        Keppel Corp Ltd ................................     307,680
     10,921        Kidde plc ......................................      10,820
         83        Kobenhavns Lufthavne As ........................       4,970
        314        M.J. Maillis S.A. ..............................       1,595
     14,000        Marubeni Corp ..................................      16,905
        600        Meitec Corp ....................................      14,071
     18,682        Mitsubishi Corp ................................     125,528
     23,368        Mitsui & Co Ltd ................................     122,656
          2        NET One Systems Co Ltd .........................       8,198
        200        Nippon System Development Co Ltd ...............       3,458
      2,185        OCE NV .........................................      15,310
        772        OM AB ..........................................       2,664
      1,000        Oracle Corp (Japan) ............................      29,571
        454      * Ostasiatiske Kompagni ..........................       8,517
     36,383        Rentokil Initial plc ...........................     119,152
      7,918        Secom Co Ltd ...................................     316,746
      6,188        Securicor plc ..................................       9,829
      9,735        Securitas AB (B Shs) ...........................     120,736
      7,325        Serco Group plc ................................      16,127


    SHARES                                                              VALUE
   --------                                                             -----
      4,034        SGS Societe Generale Surveillance Holdings S.A.  $   985,773
      2,814        Softbank Corp ..................................      27,229
     10,000        Sumitomo Corp ..................................      51,339
     16,300        Swire Pacific Ltd (A Shs) ......................      64,367
      8,055      * Terra Lycos S.A. ...............................      32,241
        431        TIS, Inc .......................................       6,111
      4,908        TPG NV .........................................      82,266
        400        Trans Cosmos, Inc ..............................       6,769
     22,461        Vedior NV ......................................     130,969
      7,024        Wesfarmers Ltd .................................     103,246
    115,833        Wharf Holdings Ltd .............................     220,540
                                                                     ----------
                   TOTAL OTHER                                        4,878,756
                                                                     ----------
 PRODUCER DURABLES--4.30%
     11,816      * ABB Ltd ........................................      39,061
      6,758        Advantest Corp .................................     262,570
        680        Aixtron AG. ....................................       3,192
      2,704      * Alstom .........................................      10,208
      6,331        Amada Co Ltd ...................................      23,922
      1,000        Amano Corp .....................................       6,235
      3,188        Atlas Copco AB (B Shs) .........................      49,337
      3,676        Balfour Beatty plc .............................       8,035
        125        Barco NV .......................................       4,571
         78        BWT AG. ........................................       1,079
      8,721      * Chartered Semiconductor Manufacturing Ltd ......       4,858
      6,976      * Chartered Semiconductor Manufacturing Ltd Rts ..          20
      1,000        Daifuku Co Ltd .................................       3,696
      3,000        Daikin Industries Ltd ..........................      56,432
      3,000        Ebara Corp .....................................      12,247
      1,706        Fanuc Ltd ......................................      76,233
         50        Fischer (Georg) Ltd (Regd) .....................       6,958
      7,353        FKI plc ........................................       9,424
        390      * FLS Industries a/s (B Shs) .....................       4,567
      7,000        Fuji Electric Co Ltd ...........................      16,272
        400        Fuji Machine Manufacturing Co Ltd ..............       3,746
     23,106        Fujitsu Ltd ....................................      99,833
     13,500        Futaba Corp ....................................     338,220
     54,967        Hitachi Ltd ....................................     275,421
      8,000      * Hitachi Zosen Corp .............................       3,614
      1,272        Hoya Corp ......................................      78,886
      9,879        IMI plc ........................................      40,704
     81,031        Invensys plc ...................................      77,413
     17,000        Ishikawajima-Harima Heavy Industries Co Ltd ....      23,320
     22,000      * Kawasaki Heavy Industries Ltd ..................      22,408
        137        KCI Konecranes International ...................       3,250
     21,404        Komatsu Ltd ....................................      71,909
      1,092        Komori Corp ....................................      11,984
        297        Kone Oyj (B Shs) ...............................       7,778
     45,506        Koninklijke Philips Electronics NV .............     661,111
      1,000        Koyo Seiko Co Ltd ..............................       4,526
     18,000        Kubota Corp ....................................      51,602
      1,000        Kurita Water Industries Ltd ....................       8,995
      3,408      * Kvaerner Industrier ASA (Series A) .............       1,807
     21,414      * Logitech International S.A. (Regd) .............     603,232
      6,700        Mabuchi Motor Co Ltd ...........................     591,628
      1,204        Makita Corp ....................................       6,824
      1,633        Metso Oyj ......................................      14,202
     32,789      * Mitsubishi Electric Corp .......................     105,849
     55,000        Mitsubishi Heavy Industries Ltd ................     149,991
      8,000      * Mitsui Engineering & Shipbuilding Co Ltd .......       9,726
      1,000        Mori Seiki Co Ltd ..............................       5,988
     12,898        Murata Manufacturing Co Ltd ....................     658,989
     23,733      * NEC Corp .......................................     114,434
        199      * NEG Micon a/s ..................................       3,826
      2,470      * Nikon Corp .....................................      18,849
      2,200        Nitto Denko Corp ...............................      55,840


                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  15

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 PRODUCER DURABLES--(Continued)
        220        NKT Holding a/s ................................ $     1,727
      7,592        NSK Ltd ........................................      24,695
      4,704        NTN Corp .......................................      17,001
     10,000      * Oki Electric Industry Co Ltd ...................      18,071
      4,636        Rohm Co Ltd ....................................     543,797
        940        Samsung Electronics Co Ltd .....................     228,541
      1,000        Sanden Corp ....................................       3,031
      6,841        Sandvik AB .....................................     160,835
        100        Schindler Holding AG. (Regd) ...................      17,649
      5,849        Schneider Electric S.A. ........................     259,432
     14,000        SembCorp Industries Ltd ........................       7,365
        206      * SGL Carbon AG. .................................       1,191
     27,284        Siemens AG. ....................................     915,454
     20,927        Singapore Technologies Engineering Ltd .........      19,664
      1,666        SKF AB (B Shs) .................................      37,641
      5,200        SMC Corp .......................................     468,144
      3,000      * ST Assembly Test Services ......................       1,528
      2,000        Stanley Electric Co Ltd ........................      22,425
         94      * Sulzer AG. (Regd) ..............................      12,123
      9,820      * Sumitomo Heavy Industries Ltd ..................       7,421
      3,166        Taiyo Yuden Co Ltd .............................      48,371
      1,000        Takuma Co Ltd ..................................       7,040
      1,689        Tandberg ASA ...................................      16,524
      2,800        THK Co Ltd .....................................      34,523
      2,533      * Thomson Multimedia .............................      39,904
      6,901        Tokyo Electron Ltd .............................     264,158
      2,724        Tomra Systems ASA ..............................      16,614
     43,488      * Toshiba Corp ...................................     132,886
     46,600        Toyota Industries Corp .........................     736,472
      1,000        Ushio, Inc .....................................      10,596
         96        VA Technologie AG. .............................       1,523
      1,143        Vestas Wind Systems a/s ........................      15,665
        849        Wartsila Oyj (B Shs) ...........................       9,196
      5,000        Yokogawa Electric Corp .........................      31,419
                                                                     ----------
                   TOTAL PRODUCER DURABLES                            8,857,448
                                                                     ----------
 TECHNOLOGY--4.07%
     21,732        Alcatel S.A. ...................................      50,473
      1,556        Alps Electric Co Ltd ...........................      18,380
        870        Altran Technologies S.A. .......................       4,480
      2,000      * Anritsu Corp ...................................       8,691
      9,664      * ARM Holdings plc ...............................      18,845
      7,553        Asahi Glass Co Ltd .............................      46,407
      2,500        ASM Pacific Technology Ltd .....................       4,295
      8,018      * ASML Holding NV ................................      49,288
        239      * Atos Origin ....................................       5,976
        743      * Business Objects ...............................       7,527
     22,922        Canon, Inc .....................................     749,378
      1,767        Cap Gemini S.A. ................................      28,290
      7,241        Citizen Watch Co Ltd ...........................      36,401
      7,082        CMG plc ........................................       4,371
        467        Comptel Oyj ....................................         346
      5,936        Computershare Ltd ..............................       7,096
        750        Creative Technology Ltd ........................       4,684
      1,482        CSK Corp .......................................      46,990
     69,721        Dai Nippon Printing Co Ltd .....................     755,394
      4,000      * Dainippon Screen Manufacturing Co Ltd ..........      15,213
        777        Dassault Systemes S.A. .........................      11,979
      3,000        Datacraft Asia Ltd .............................       1,440
        430      * EDB Business Partner ASA .......................         899
      1,568      * Epcos AG. ......................................      11,080
      8,656      * ERG Ltd ........................................         753
    288,141      * Ericsson (LM) (B Shs) ..........................     104,722
      7,000        Fujikura Ltd ...................................      16,387
        200        Fujitsu Support & Service, Inc .................       3,177


    SHARES                                                              VALUE
   --------                                                             -----
     15,000        Furukawa Electric Co Ltd ....................... $    34,130
      7,989        Futuris Corp Ltd ...............................       5,644
      5,000        GES International Ltd ..........................         774
      3,621      * Getronics NV ...................................       2,612
      6,500        Hirose Electric Co Ltd .........................     466,649
      2,000        Hitachi Cable Ltd ..............................       5,290
      9,098      * Infineon Technologies AG. ......................      49,094
      1,850        Intracom S.A. ..................................      10,714
        385      * Iona Technologies plc ..........................         753
    195,881        Johnson Electric Holdings Ltd ..................     195,891
      3,000        Keyence Corp ...................................     503,695
      1,000        Kokuyo Co Ltd ..................................       8,822
      3,000        Konica Corp ....................................      19,542
        383      * Kudelski S.A. (Br) .............................       5,239
      3,370        Kyocera Corp ...................................     225,607
      1,000        Kyowa Exeo Corp ................................       3,959
     10,659        Logica plc .....................................      20,115
     52,140      * Marconi plc ....................................       1,189
      1,200        Matsushita Communication Industrial Co Ltd .....      35,387
     14,500        Melco, Inc .....................................     267,988
      1,986      * Merkantildata ASA ..............................         922
      3,000        Minebea Co Ltd .................................      15,204
     17,116        Misys plc ......................................      40,106
      1,700        Mitsumi Electric Co Ltd ........................      20,039
      1,294      * Nera ASA .......................................         952
      2,000        NGK Spark Plug Co Ltd ..........................      13,767
     11,200        Nichicon Corp ..................................     142,599
        526        Nidec Corp .....................................      27,091
      1,000        Nippon Comsys Corp .............................       5,282
     10,000        Nippon Sheet Glass Co Ltd ......................      25,300
    179,666        Nokia Oyj ......................................   2,388,233
         12        NTT Data Corp ..................................      43,075
      3,000        Olympus Optical Co Ltd .........................      43,938
      5,000        Omron Corp .....................................      64,030
         73      * Opticom ASA ....................................         601
        200      * QPL International Holdings Ltd Wts 01/28/04 ....           1
     11,000        Ricoh Co Ltd ...................................     191,103
     10,543        Sage Group plc .................................      18,652
        110        Sagem S.A. .....................................       6,294
      5,195        SAP AG. ........................................     231,040
        200        Software AG. (Regd) ............................       1,739
     26,679        Spirent plc ....................................      15,104
     63,433        STMicroelectronics NV ..........................     853,222
      9,778        Sumitomo Electric Industries Ltd ...............      56,062
        423      * Tandberg Television ASA ........................         234
      1,800        TDK Corp .......................................      69,936
      1,163        Tietoenator Corp ...............................      13,655
     11,000        Toppan Printing Co Ltd .........................      97,133
      1,000      * Trend Micro, Inc ...............................      26,285
        273        Unaxis Holding AG. (Regd) ......................      15,890
      8,451        Venture Manufacturing Ltd (Singapore) ..........      50,403
      3,934        WM-Data AB (B Shs) .............................       2,927
      2,542        Yamaha Corp ....................................      24,075
                                                                     ----------
                   TOTAL TECHNOLOGY                                   8,380,950
                                                                     ----------
 TRANSPORTATION--1.98%
      2,533        Air France .....................................      18,275
     10,659      * Alitalia S.p.A. ................................       2,265
     10,000      * All Nippon Airways Co Ltd ......................      23,739
      5,350        Associated British Ports Holdings plc ..........      34,411
        455        Attica Enterprise Holding S.A. .................       1,309
        798        Bergesen DY a/s (B Shs) ........................      11,199
    101,010        Brambles Industries Ltd ........................     354,033
     21,132        Brambles Industries plc ........................      68,791
    124,209      * British Airways plc ............................     187,518
     16,000        Cathay Pacific Airways Ltd .....................      21,642


                        SEE NOTES TO FINANCIAL STATEMENTS


16  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 TRANSPORTATION--(Continued)
         22        Central Japan Railway Co ....................... $   139,691
         36        Compagnie Maritime Belge S.A. ..................       1,557
          4        Dampskibsselskabet Af 1912 (B Shs) .............      22,460
          3        Dampskibsselskabet Svendborg (B Shs) ...........      21,875
      2,821      * Deutsche Lufthansa AG. (Regd) ..................      25,928
        178        DSV, DE Sammensluttede Vognmaend a/s ...........       3,932
         53        East Japan Railway Co ..........................     247,280
     76,900      * easyJet plc ....................................     314,425
      3,090        Exel plc .......................................      30,565
      9,235        Firstgroup plc .................................      35,400
        413      * Frontline Ltd ..................................       1,588
     88,000      * Hankyu Corp ....................................     271,791
      8,000        Japan Airlines Co Ltd ..........................      19,386
      4,000        Kamigumi Co Ltd ................................      18,268
      5,000        Kawasaki Kisen Kaisha Ltd ......................       6,982
      6,000        Keihin Electric Express Railway Co Ltd .........      28,093
      8,000        Keio Electric Railway Co Ltd ...................      43,897
     25,614      * Kinki Nippon Railway Co Ltd ....................      69,642
        312        KLM (Royal Dutch Airlines) NV ..................       2,513
     19,762        Mayne Group Ltd ................................      37,693
      1,000        Mitsubishi Logistics Corp ......................       6,300
     10,000        Mitsui O.S.K. Lines Ltd ........................      18,975
     63,000        Mitsui-Soko Co Ltd .............................     125,751
     22,501        MTR Corp .......................................      25,676
     19,000      * Neptune Orient Lines Ltd .......................       6,575
    133,179        Nippon Express Co Ltd ..........................     600,583
     18,000        Nippon Yusen Kabushiki Kaisha ..................      59,290
      7,567        Peninsular And Oriental Steam Navigation Co ....      20,200
      6,395      * Railtrack Group plc ............................      24,941
      6,178      * Ryanair Holdings plc ...........................      34,192
        927      * SAS AB .........................................       5,249
      3,000        Seino Transportation Co Ltd ....................      18,852
      3,000        SembCorp Logistics Ltd .........................       2,836
      9,455        Singapore Airlines Ltd .........................      51,071
     12,000        SMRT Corp Ltd ..................................       4,017
     26,614        Stagecoach Group plc ...........................       8,475
     91,700        Sumitomo Warehouse Co Ltd ......................     222,206
     14,000        Tobu Railway Co Ltd ............................      36,455
      8,000        Tokyu Corp .....................................      29,505
         12        West Japan Railway Co ..........................      43,765
     44,405        Yamato Transport Co Ltd ........................     667,495
                                                                    -----------
                   TOTAL TRANSPORTATION                               4,078,557
                                                                    -----------
 UTILITIES--8.85%
      1,126        ACEA S.p.A. ....................................       4,952
      1,019        Aguas de Barcelona S.A. ........................       8,872
        311        Athens Water Supply & Sewage Co S.A. ...........       1,131
      6,649        Australian Gas Light Co Ltd ....................      35,408
      1,731        Autopistas Concesionaria Espanola S.A. .........      19,674
     35,448      * Autoroutes Du Sud De La France .................     945,898
     81,475        Autostrade-Concessioni e Costruzion30,485i
                     Autostrade S.p.A. ............................           6
      6,253        AWG plc ........................................      39,826
  1,950,936        AWG plc (Regd) .................................       2,761
      2,331        Bouygues S.A. ..................................      59,897
      4,422        Brisa-Auto Estradas de Portugal S.A. ...........      21,851
    524,899        BT Group plc ...................................   1,357,875
     19,440        Cable & Wireless plc ...........................      35,310
      8,500        Chubu Electric Power Co, Inc ...................     143,132
     30,860        CLP Holdings Ltd ...............................     128,194
      3,887        Contact Energy Ltd .............................       6,891
     36,764        Deutsche Telekom AG. (Regd) ....................     310,654
        215      * e.Biscom S.p.A. ................................       2,869
     20,432        E.ON AG. .......................................     963,203
        874        Electrabel S.A. ................................     206,442
     59,607        Electricidade de Portugal S.A. .................      88,953

   SHARES/
  PRINCIPAL                                                             VALUE
  ---------                                                             -----
     15,809        Endesa S.A. .................................... $   142,960
     78,555        Enel S.p.A. ....................................     379,639
      6,343        France Telecom S.A. ............................      43,505
    394,322        Game Group Plc .................................     660,418
      6,214      * GN Store Nord ..................................      17,859
      5,776        Hellenic Telecommunications Organization S.A. ..      65,190
     77,100        Hong Kong Electric Holdings Ltd ................     326,209
     26,551        Iberdrola S.A. .................................     343,748
     12,042      * International Power plc ........................      15,907
     13,000        Kansai Electric Power Co, Inc ..................     182,602
      7,810        Kelda Group plc ................................      45,873
     42,257      * KPN NV .........................................     219,254
      6,400        Kyushu Electric Power Co, Inc ..................      86,742
     61,618        National Grid Group Plc ........................     437,505
        218        Nippon Telegraph & Telephone Corp ..............     725,232
        297        NTT Docomo, Inc ................................     507,440
        130        Oesterreichische Elektrizitaetswirt,161 schafts AG.
                     (A Shs) ......................................           9
    152,839      * Pacific Century CyberWorks Ltd .................      21,751
     17,688        Portugal Telecom SGPS S.A. (Regd) ..............      79,539
      6,055        RWE AG. ........................................     179,525
     22,977        Scottish & Southern Energy plc .................     247,515
     33,394        Scottish Power plc .............................     181,047
      6,333        Severn Trent plc ...............................      59,357
    110,000        Singapore Telecommunications Ltd ...............      85,410
      8,718      * Sonera Oyj .....................................      32,310
        500        Suez ...........................................       8,005
        500      * Suez (Strip Vvpr) ..............................           5
     13,941        Suez S.A. ......................................     219,344
        925        Swisscom AG. (Regd) ............................     257,119
      2,792        TDC a/s ........................................      60,554
      1,502      * Tele2 AB (B Shs) ...............................      22,354
     22,287        Telecom Corp Of New Zealand Ltd ................      51,343
     88,022        Telecom Italia S.p.A. ..........................     627,213
     30,107        Telecom Italia S.p.A. (Rnc) ....................     149,666
    148,629      * Telefonica S.A. ................................   1,107,550
      2,241      * Telekom Austria AG. ............................      17,275
      6,593        Telenor ASA ....................................      20,106
     15,247        Telia AB .......................................      38,313
    144,677        Telstra Corp Ltd ...............................     372,647
     96,265        TIM S.p.A. .....................................     374,846
      3,422      * Tiscali S.p.A. .................................      13,528
      8,261        Tohoku Electric Power Co, Inc ..................     110,811
     58,954        Tokyo Electric Power Co, Inc ...................   1,065,739
      3,564        Union Fenosa S.A. ..............................      45,790
     16,322        United Utilities plc ...........................     150,799
  1,675,575        Vodafone Group plc .............................   2,147,531
     96,841        Vodafone Group plc (Spon ADR) ..................   1,242,470
      2,322        Vodafone-Panafon S.A. ..........................      10,419
                                                                    -----------
                   TOTAL UTILITIES                                   18,223,403
                                                                    -----------
                   TOTAL COMMON STOCK
                    (COST $248,246,781)                             194,455,349
                                                                    -----------
SHORT TERM INVESTMENT--3.74%
 U.S. GOVERNMENT AND AGENCY--3.74%
                   Federal Home Loan Bank (FHLB)
 $7,700,000          1.450%, 10/01/2002 ...........................   7,699,636
                                                                    -----------
                   TOTAL SHORT TERM INVESTMENT
                    (COST $7,699,636)                                 7,699,636
                                                                    -----------



                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 ANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  17

      Statement of Investments - INSTITUTIONAL INTERNATIONAL EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                        -----
                   TOTAL PORTFOLIO--98.26%
                    (COST $256,108,931)                            $202,313,392
                   OTHER ASSETS & LIABILITIES, NET--1.74%             3,585,615
                                                                   ------------
                   NET ASSETS--100.00%                             $205,899,007
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $262,017,196. Net unrealized depreciation of portfolio investments aggregated $59,703,804 of which $2,566,354 related to appreciated portfolio investments and $62,270,158 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.












                       SEE NOTES TO FINANCIAL STATEMENTS


18  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

          Statement of Investments - INSTITUTIONAL GROWTH EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
PREFERRED STOCK--0.00%
 FINANCIAL SERVICES--0.00%
          5      * Corrections Corp of America ..................... $      116
                                                                     ----------
                   TOTAL FINANCIAL SERVICES                                 116
                                                                     ----------
                   TOTAL PREFERRED STOCK
                    (COST $96)                                              116
                                                                     ----------
COMMON STOCK--99.32%
 AEROSPACE AND DEFENSE--0.95%
      1,800      * Alliant Techsystems, Inc ........................    124,650
     27,800        Boeing Co .......................................    948,814
     12,600      * EchoStar Communications Corp (Class A) ..........    217,980
      2,100        General Dynamics Corp ...........................    170,793
    170,952      * General Motors Corp .............................  1,564,211
     22,700      * L-3 Communications Holdings, Inc ................  1,196,290
      4,500        Lockheed Martin Corp ............................    291,015
      1,100      * PanAmSat Corp ...................................     19,085
      4,500        PerkinElmer, Inc ................................     24,525
      1,800        Rockwell Collins, Inc ...........................     39,492
      3,200      * Titan Corp ......................................     30,720
                                                                     ----------
                   TOTAL AEROSPACE AND DEFENSE                        4,627,575
                                                                     ----------
 BASIC INDUSTRIES--0.72%
      6,800        Alcoa, Inc ......................................    131,240
      2,600      * American Standard Cos, Inc ......................    165,412
      3,800        Avery Dennison Corp .............................    216,524
      1,000        Ball Corp .......................................     50,390
      3,900        Black & Decker Corp .............................    163,527
        100        Cabot Corp ......................................      2,100
      1,000        Consol Energy, Inc ..............................     12,660
        400        D.R. Horton, Inc ................................      7,448
      6,900        Ecolab, Inc .....................................    287,937
      1,400        Fluor Corp ......................................     34,216
      3,600      * Freeport-McMoRan Copper & Gold, Inc (Class A) ...     48,456
      1,600      * Jacobs Engineering Group, Inc ...................     49,408
     13,900        Kimberly-Clark Corp .............................    787,296
     12,800        Masco Corp ......................................    250,240
     33,068        Monsanto Co .....................................    504,325
     16,200        Newmont Mining Corp .............................    445,662
        400      * NVR, Inc ........................................    119,932
         60      * Packaging Dynamics Corp .........................        339
      3,600      * Sealed Air Corp .................................     60,804
      1,700      * Shaw Group, Inc .................................     24,140
        800        Sigma-Aldrich Corp ..............................     39,416
      1,900        Stanley Works ...................................     62,073
      1,100        Valspar Corp ....................................     41,030
        400        Vulcan Materials Co .............................     14,464
                                                                     ----------
                   TOTAL BASIC INDUSTRIES                             3,519,039
                                                                     ----------
 CONSUMER CYCLICAL--13.91%
      1,800      * 99 Cents Only Stores ............................     37,260
      5,100      * Abercrombie & Fitch Co (Class A) ................    100,317
        700      * Advance Auto Parts ..............................     36,918
      2,700      * American Eagle Outfitters, Inc ..................     32,562
    216,400      * AOL Time Warner, Inc ............................  2,531,880
      6,500      * Apollo Group, Inc (Class A) .....................    282,295
        500      * Apollo Group, Inc (University Of Phoenix Online)      16,075
      2,900        Applebee's International, Inc ...................     63,568
        800        ArvinMeritor, Inc ...............................     14,960
     15,600      * Bed Bath & Beyond, Inc ..........................    508,092
      3,700      * Big Lots, Inc ...................................     58,571
        800        Blockbuster, Inc (Class A) ......................     19,840
      4,200      * Brinker International, Inc ......................    108,780
      1,400        Callaway Golf Co ................................     14,560
      2,000      * Catalina Marketing Corp .........................     56,160
        500        CBRL Group, Inc .................................     11,410
      1,300      * CEC Entertainment, Inc ..........................     44,343


    SHARES                                                              VALUE
   --------                                                             -----
      3,100      * Chico's FAS, Inc ................................ $   49,383
    131,141      * Clear Channel Communications, Inc ...............  4,557,150
        750      * Columbia Sportswear Co ..........................     26,040
      3,800      * Comcast Corp (Class A) Special ..................     79,268
      3,100      * Copart, Inc .....................................     33,635
     19,495      * Cox Communications, Inc (Class A) ...............    479,382
      1,700      * Cox Radio, Inc (Class A) ........................     44,472
        400      * Cumulus Media, Inc (Class A) ....................      7,060
      9,100        Darden Restaurants, Inc .........................    220,584
     14,706        Dollar General Corp .............................    197,355
      5,700      * Dollar Tree Stores, Inc .........................    125,628
      1,300        Donaldson Co, Inc ...............................     44,629
      1,400        Dow Jones & Co, Inc .............................     53,774
      1,300      * Entercom Communications Corp ....................     61,581
      1,000      * Extended Stay America, Inc ......................     12,700
     42,600        Family Dollar Stores, Inc .......................  1,145,088
      2,400      * Foot Locker, Inc ................................     23,976
      2,600      * Fox Entertainment Group, Inc (Class A) ..........     57,278
     32,900        Gap, Inc ........................................    356,965
      5,100      * Gemstar-TV Guide International, Inc .............     12,852
      1,100      * Genesisintermedia, Inc ..........................          1
      4,000      * Gentex Corp .....................................    108,760
      3,000        Graco, Inc ......................................     74,400
    108,680        Harley-Davidson, Inc ............................  5,048,186
      1,100        Harman International Industries, Inc ............     56,925
      5,400      * Harrah's Entertainment, Inc .....................    260,334
      2,500        Harte-Hanks, Inc ................................     46,525
      3,300        Hilton Hotels Corp ..............................     37,554
      2,600      * Hispanic Broadcasting Corp ......................     48,490
     45,000      * International Game Technology ...................  3,111,300
        800        International Speedway Corp (Class A) ...........     31,784
     20,100        Interpublic Group Of Cos, Inc ...................    318,585
      1,300      * Jones Apparel Group, Inc ........................     39,910
     36,800      * Kohl's Corp .....................................  2,237,808
      2,100      * Krispy Kreme Doughnuts, Inc .....................     65,646
      2,500      * Lamar Advertising Co ............................     75,875
        800        La-Z-Boy, Inc ...................................     18,560
      3,200        Leggett & Platt, Inc ............................     63,328
     53,770      * Liberty Media Corp (Class A) ....................    386,069
     10,500        Limited Brands, Inc .............................    150,570
     26,555      * Lin TV Corp (Class A) ...........................    657,236
        300      * Mandalay Resort Group ...........................     10,065
      5,600        Marriott International, Inc (Class A) ...........    162,344
      3,300        Maytag Corp .....................................     76,494
      9,200        McGraw-Hill Cos, Inc ............................    563,224
        300        Meredith Corp ...................................     12,915
      1,700      * Metro-Goldwyn-Mayer, Inc ........................     20,315
        300      * MGM Mirage ......................................     11,190
      3,300      * Michaels Stores, Inc ............................    150,810
      3,100      * Mohawk Industries, Inc ..........................    153,915
        100      * Morgan Group Holding Co .........................         13
      1,900      * MSC Industrial Direct Co (Class A) ..............     20,178
      4,800        New York Times Co (Class A) .....................    218,160
     63,522        Nike, Inc (Class B) .............................  2,742,880
     93,145        Omnicom Group, Inc ..............................  5,186,314
      1,600      * O'Reilly Automotive, Inc ........................     45,792
      2,200      * Outback Steakhouse, Inc .........................     60,456
      2,100      * Performance Food Group Co .......................     71,316
      2,700        Pier 1 Imports, Inc .............................     51,489
        900      * Pixar, Inc ......................................     43,290
      1,600        Polaris Industries, Inc .........................     99,200
        700        R.R. Donnelley & Sons Co ........................     16,457
      1,900      * Radio One, Inc (Class D) ........................     31,331
      1,000        Reader's Digest Association, Inc (Class A) ......     15,650
        200      * Regal Entertainment Group (Class A) .............      3,560


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  19

          Statement of Investments - INSTITUTIONAL GROWTH EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 CONSUMER CYCLICAL--(Continued)
      1,700      * Rent-A-Center, Inc ............................. $    88,315
      4,300        Ross Stores, Inc ...............................     153,252
      3,200        Ruby Tuesday, Inc ..............................      60,096
        900      * Scholastic Corp ................................      40,212
        500      * Scotts Co (Class A) ............................      20,845
      1,600        Scripps (E.W.) Co (Class A) ....................     110,880
        500      * Sonic Automotive, Inc ..........................       8,850
     20,600      * Starbucks Corp .................................     425,184
      1,100        Talbots, Inc ...................................      30,800
    111,200        Target Corp ....................................   3,282,624
      2,400      * The Cheesecake Factory, Inc ....................      71,592
     94,550        Tiffany & Co ...................................   2,026,207
      1,300      * Timberland Co (Class A) ........................      41,184
     28,900        TJX Cos, Inc ...................................     491,300
      8,400      * U.S.A. Interactive, Inc ........................     162,792
      3,200      * UnitedGlobalcom, Inc (Class A) .................       5,248
     57,700      * Univision Communications, Inc (Class A) ........   1,315,560
    147,230      * Viacom, Inc (Class B) ..........................   5,970,177
    373,500        Wal-Mart Stores, Inc ...........................  18,391,140
      3,300        Wendy's International, Inc .....................     109,263
      4,500      * Westwood One, Inc ..............................     160,875
      3,000        Wiley (John) & Sons, Inc (Class A) .............      66,030
      4,400      * Williams-Sonoma, Inc ...........................     103,972
     20,700      * Yahoo!, Inc ....................................     198,099
     12,800      * Yum! Brands, Inc ...............................     354,688
        200      * Zale Corp ......................................       6,032
                                                                    -----------
                   TOTAL CONSUMER CYCLICAL                           67,826,812
                                                                    -----------
 CONSUMER NON-CYCLICAL--13.28%
        600        Alberto-Culver Co (Class B) ....................      29,418
     10,200      * Amazon.Com, Inc ................................     162,486
     32,100        Anheuser-Busch Cos, Inc ........................   1,624,260
      1,100      * Aramark Corp (Class B) .........................      23,100
      3,700      * Autozone, Inc ..................................     291,782
    102,900        Avon Products, Inc .............................   4,743,690
        700      * Barnes & Noble, Inc ............................      14,812
     52,100      * Best Buy Co, Inc ...............................   1,162,351
      3,100      * BJ's Wholesale Club, Inc .......................      58,931
        600      * Borders Group, Inc .............................       9,480
      2,100        Brown-Forman Corp (Class B) ....................     140,595
      5,200      * CDW Computer Centers, Inc ......................     220,272
      1,600        Church & Dwight Co, Inc ........................      53,040
      1,000      * Circuit City Stores, Inc (Carmax Group) ........      16,050
      3,600        Circuit City Stores, Inc (Circuit City Group) ..      54,540
      6,000        Clorox Co ......................................     241,080
     40,700      * Coach, Inc .....................................   1,041,920
     94,500        Coca-Cola Co ...................................   4,532,220
     11,400        Coca-Cola Enterprises, Inc .....................     242,136
     71,960        Colgate-Palmolive Co ...........................   3,882,242
      1,300      * Constellation Brands, Inc (Class A) ............      30,030
     12,000      * Costco Wholesale Corp ..........................     388,440
      2,600        Dial Corp ......................................      55,796
        800        Dreyer's Grand Ice Cream, Inc ..................      55,888
     24,600      * eBay, Inc ......................................   1,299,126
      1,000      * Energizer Holdings, Inc ........................      30,400
      4,000        Estee Lauder Cos (Class A) .....................     114,960
      1,000        Ethan Allen Interiors, Inc .....................      32,360
        500      * Expedia, Inc (Class A) .........................      25,325
         95      * Expedia, Inc Wts 02/04/09 ......................       1,929
      3,000        Fastenal Co ....................................      94,740
         30      * FTD, Inc (Class A) .............................         416
      1,200      * Furniture Brands International, Inc ............      27,540
        700      * Gamestop Corp ..................................      14,315
     13,800        General Mills, Inc .............................     612,996
    156,500        Gillette Co ....................................   4,632,400


    SHARES                                                              VALUE
   --------                                                             -----
      8,700        H.J. Heinz Co .................................. $   290,319
      4,000        Herman Miller, Inc .............................      71,040
      3,200        Hershey Foods Corp .............................     198,560
    350,900        Home Depot, Inc ................................   9,158,490
      2,100        International Flavors & Fragrances, Inc ........      66,885
      8,500        Kellogg Co .....................................     282,625
     41,571        Kraft Foods, Inc (Class A) .....................   1,515,679
     33,000      * Kroger Co ......................................     465,300
         72      * Ladenburg Thalmann Financial Services, Inc .....          14
     42,100        Lowe's Cos .....................................   1,742,940
     23,800        Mattel, Inc ....................................     428,638
      4,000        McCormick & Co, Inc (Non-Vote) .................      91,200
        300        Newell Rubbermaid, Inc .........................       9,261
        300      * PayPal, Inc ....................................       6,273
      9,600        Pepsi Bottling Group, Inc ......................     224,640
    211,300        PepsiCo, Inc ...................................   7,807,535
        500      * Petco Animal Supplies, Inc .....................      10,845
      6,700      * Petsmart, Inc ..................................     119,327
    156,400        Philip Morris Cos, Inc .........................   6,068,320
     42,100        Procter & Gamble Co ............................   3,762,898
     11,800      * RadioShack Corp ................................     236,708
      9,800      * Rite Aid Corp ..................................      20,580
     10,200      * Safeway, Inc ...................................     227,460
     20,200        Sara Lee Corp ..................................     369,458
     24,800      * Staples, Inc ...................................     317,192
        800      * Ticketmaster (Class B) .........................      12,200
      1,600        Tootsie Roll Industries, Inc ...................      47,552
      4,900        UST, Inc .......................................     138,229
    124,100        Walgreen Co ....................................   3,817,316
     20,194      * Weight Watchers International, Inc .............     875,612
      3,200      * Whole Foods Market, Inc ........................     137,088
      5,800        Wrigley (Wm.) Jr Co ............................     287,042
                                                                    -----------
                   TOTAL CONSUMER NON-CYCLICAL                       64,768,292
                                                                    -----------
 ENERGY--2.18%
      2,200        Amerada Hess Corp ..............................     149,336
      5,600        Anadarko Petroleum Corp ........................     249,424
     48,480        Apache Corp ....................................   2,882,136
    128,000        Baker Hughes, Inc ..............................   3,715,840
     53,700      * BJ Services Co .................................   1,396,200
      3,000        Burlington Resources, Inc ......................     115,080
      2,400      * Cooper Cameron Corp ............................     100,224
     39,700        Diamond Offshore Drilling, Inc .................     792,015
      6,157        ENSCO International, Inc .......................     154,171
        600      * Forest Oil Corp ................................      15,300
      3,700      * Grant Prideco, Inc .............................      31,598
     14,100        Halliburton Co .................................     182,031
        220      * Magnum Hunter Resources, Inc Wts 03/21/05 ......          79
      1,400        Murphy Oil Corp ................................     114,898
      2,100      * National-Oilwell, Inc ..........................      40,698
      1,800      * Newfield Exploration Co ........................      60,462
      1,100        Noble Energy, Inc ..............................      37,367
      6,200        Ocean Energy, Inc ..............................     123,690
      3,200      * Patterson-UTI Energy, Inc ......................      81,632
      1,100      * Pioneer Natural Resources Co ...................      26,675
      1,100        Pogo Producing Co ..............................      37,466
      1,500      * Pride International, Inc .......................      19,500
      3,200        Rowan Cos, Inc .................................      59,648
      5,000      * Smith International, Inc .......................     146,550
      1,500        Tidewater, Inc .................................      40,485
      2,300      * Varco International, Inc .......................      38,916
      1,500        XTO Energy, Inc ................................      30,915
                                                                    -----------
                   TOTAL ENERGY                                      10,642,336
                                                                    -----------
 FINANCIAL SERVICES--9.30%
        900      * Affiliated Managers Group, Inc .................      40,149
     13,700        Aflac, Inc .....................................     420,453


                       SEE NOTES TO FINANCIAL STATEMENTS


20  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

          Statement of Investments - INSTITUTIONAL GROWTH EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 FINANCIAL SERVICES--(Continued)
      2,700        Allied Capital Corp ............................ $    59,103
        200        Ambac Financial Group, Inc .....................      10,778
    107,800        American Express Co ............................   3,361,204
    116,100        American International Group, Inc ..............   6,350,670
      2,300      * AmeriCredit Corp ...............................      18,561
        675     b* ANC Rental Corp ................................          68
          1        Bancfirst Corp .................................          49
     23,900        Bank Of America Corp ...........................   1,524,820
     13,500        Bank Of New York Co, Inc .......................     387,990
      1,200      * Blackrock, Inc .................................      49,704
      2,600        Brown & Brown, Inc .............................      78,000
     10,900        Capital One Financial Corp .....................     380,628
      2,800      * Catellus Development Corp ......................      51,660
     58,100        Charles Schwab Corp ............................     505,470
      4,700      * ChoicePoint, Inc ...............................     167,508
    112,764        Citigroup, Inc .................................   3,343,453
      2,500        Commerce Bancorp, Inc ..........................     103,775
      2,550        Doral Financial Corp ...........................      61,557
      6,600      * E*trade Group, Inc .............................      29,370
      2,900        Eaton Vance Corp ...............................      80,156
    150,400        Fannie Mae .....................................   8,954,816
      4,600        Federated Investors, Inc (Class B) .............     124,154
     95,700        Fifth Third Bancorp ............................   5,859,711
     74,200        Freddie Mac ....................................   4,147,780
      4,300        Gallagher (Arthur J.) & Co .....................     105,995
        169      * Gartner, Inc (Class B) .........................       1,352
     12,000        Goldman Sachs Group, Inc .......................     792,360
      1,182        Greater Bay Bancorp ............................      21,501
        400        HCC Insurance Holdings, Inc ....................       9,604
      6,600        Household International, Inc ...................     186,846
      1,500        Hudson United Bancorp ..........................      39,900
      2,600      * Investment Technology Group, Inc ...............      76,076
      3,300        Investors Financial Services Corp ..............      89,331
      2,100        John Nuveen Co (Class A) .......................      47,775
      1,400      * LaBranche & Co, Inc ............................      28,350
      1,600        Legg Mason, Inc ................................      68,096
        100      * Markel Corp ....................................      19,918
     28,300        Marsh & McLennan Cos, Inc ......................   1,178,412
     57,650        MBNA Corp ......................................   1,059,607
     11,100        Mellon Financial Corp ..........................     287,823
        400        Mississippi Valley Bancshares, Inc .............      19,928
      2,500        Neuberger Berman, Inc ..........................      67,375
      2,534        New York Community Bancorp, Inc ................      71,383
      1,600        North Fork Bancorp, Inc ........................      60,544
     37,600        Northern Trust Corp ............................   1,418,272
      7,600        Progressive Corp ...............................     384,788
      1,300        Provident Financial Group, Inc .................      32,617
      5,300      * Providian Financial Corp .......................      25,970
      1,000        Rouse Co .......................................      31,950
      4,000        SEI Investments Co .............................      95,520
      8,100        SLM Corp .......................................     754,434
      2,100        St. Joe Co .....................................      57,960
      5,300        Starwood Hotels & Resorts Worldwide, Inc .......     118,190
     12,900        State Street Corp ..............................     498,456
      3,300        Stilwell Financial, Inc ........................      39,831
     16,100        Synovus Financial Corp .........................     331,982
      2,100        T Rowe Price Group, Inc ........................      52,416
      2,400        TCF Financial Corp .............................     101,592
        500        Three Rivers Bancorp, Inc ......................       8,000
          1      * Travelers Property Casualty Corp (Class B) .....          14
        300      * United Rentals, Inc ............................       2,532
     27,900        UnumProvident Corp .............................     567,765
      3,600        Waddell & Reed Financial, Inc (Class A) ........      63,576
      8,500        Wells Fargo & Co ...............................     409,360


    SHARES                                                              VALUE
   --------                                                             -----
        500        Westamerica Bancorp ............................ $    20,140
                                                                    -----------
                   TOTAL FINANCIAL SERVICES                          45,359,128
                                                                    -----------
 HEALTH CARE--28.81%
    254,442        Abbott Laboratories ............................  10,279,457
      1,500      * Accredo Health, Inc ............................      71,520
      1,400      * Advanced Medical Optics, Inc ...................      13,314
      4,100      * AdvancePCS .....................................      92,373
      2,200      * Affymetrix, Inc ................................      45,760
     64,150      * Alcon, Inc .....................................   2,485,813
      7,000        Allergan, Inc ..................................     380,800
      4,600        AmerisourceBergen Corp .........................     328,532
    250,592      * Amgen, Inc .....................................  10,449,686
        900      * AMN Healthcare Services, Inc ...................      16,650
      2,800      * Andrx Corp .....................................      62,020
     52,765      * Anthem, Inc ....................................   3,429,725
      2,400      * Apogent Technologies, Inc ......................      44,784
     11,900        Applera Corp (Applied Biosystems Group) ........     217,770
      2,504      * Barr Laboratories, Inc .........................     155,974
    156,900        Baxter International, Inc ......................   4,793,295
      3,100        Beckman Coulter, Inc ...........................     119,970
      3,400        Becton Dickinson & Co ..........................      96,560
      7,500      * Biogen, Inc ....................................     219,525
     13,800        Biomet, Inc ....................................     367,494
     16,900      * Boston Scientific Corp .........................     533,364
     38,500        Bristol-Myers Squibb Co ........................     916,300
    107,311        Cardinal Health, Inc ...........................   6,674,744
     11,100      * Caremark Rx, Inc ...............................     188,700
      3,500      * Celgene Corp ...................................      58,940
      2,447      * Cephalon, Inc ..................................      99,887
      1,300      * Cerner Corp ....................................      45,773
      2,200      * Charles River Laboratories International, Inc ..      86,350
      5,800      * Chiron Corp ....................................     202,652
      1,900      * Community Health Systems, Inc ..................      50,597
      1,000      * Coventry Health Care, Inc ......................      32,500
      5,800      * Cytyc Corp .....................................      62,176
      3,670      * DaVita, Inc ....................................      86,612
      3,700        Dentsply International, Inc ....................     148,629
      1,100        Diagnostic Products Corp .......................      50,600
        700      * Digene Corp ....................................       5,530
      3,000      * Edwards Lifesciences Corp ......................      76,770
        500      * Elan Corp plc (Contingent Value Rts) ...........           3
          1      * Elan Corp plc (Spon ADR) .......................           2
      3,500      * Express Scripts, Inc (Class A) .................     190,820
      5,100      * First Health Group Corp ........................     138,312
      3,000      * Fisher Scientific International, Inc ...........      91,050
      8,600      * Forest Laboratories, Inc .......................     705,286
     10,600      * Genentech, Inc .................................     345,878
      8,500      * Genzyme Corp (General Division) ................     175,185
      9,000      * Gilead Sciences, Inc ...........................     301,770
     18,800      * Guidant Corp ...................................     607,428
     26,500        HCA, Inc .......................................   1,261,665
     13,500      * Health Management Associates, Inc (Class A) ....     272,970
      1,100      * Health Net, Inc ................................      23,595
        600      * Healthsouth Corp ...............................       2,490
      1,100      * Henry Schein, Inc ..............................      58,025
      2,500      * Human Genome Sciences, Inc .....................      30,150
      1,900        ICN Pharmaceuticals, Inc .......................      17,214
      5,900      * IDEC Pharmaceuticals Corp ......................     244,968
     15,100        IMS Health, Inc ................................     226,047
      1,000      * Invitrogen Corp ................................      34,070
      7,400      * IVAX Corp ......................................      90,798
    360,200        Johnson & Johnson ..............................  19,479,616
     12,794      * King Pharmaceuticals, Inc ......................     232,467
     38,200      * Laboratory Corp Of America Holdings ............   1,290,396
      2,300      * LifePoint Hospitals, Inc .......................      71,732


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  21

          Statement of Investments - INSTITUTIONAL GROWTH EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 HEALTH CARE--(Continued)
    103,200        Lilly (Eli) & Co ............................... $ 5,711,088
      5,300      * Lincare Holdings, Inc ..........................     164,512
      2,100      * Manor Care, Inc ................................      47,208
     12,100        McKesson Corp ..................................     342,793
      1,200      * Medicis Pharmaceutical Corp (Class A) ..........      49,044
     17,300      * Medimmune, Inc .................................     361,916
    193,264        Medtronic, Inc .................................   8,140,280
     71,500        Merck & Co, Inc ................................   3,268,265
      3,700      * Mid Atlantic Medical Services, Inc .............     133,940
      9,200      * Millennium Pharmaceuticals, Inc ................      85,744
      2,200      * Millipore Corp .................................      69,938
      7,300        Mylan Laboratories, Inc ........................     239,002
      1,700        Omnicare, Inc ..................................      35,904
      2,100      * Orthodontic Centers Of America, Inc ............      22,470
      6,700      * Oxford Health Plans, Inc .......................     260,898
        300        Pall Corp ......................................       4,737
      2,700      * Patterson Dental Co ............................     138,186
    756,179        Pfizer, Inc ....................................  21,944,315
      2,200      * Pharmaceutical Product Development, Inc ........      42,548
    262,677        Pharmacia Corp .................................  10,212,882
      4,700      * Quest Diagnostics, Inc .........................     289,191
      2,800      * Quintiles Transnational Corp ...................      26,628
      2,400      * Renal Care Group, Inc ..........................      78,936
        400      * Ribapharm, Inc .................................       1,800
    129,699        Schering-Plough Corp ...........................   2,765,183
      3,400      * SICOR, Inc .....................................      51,714
     10,800      * St. Jude Medical, Inc ..........................     385,560
      3,700      * Steris Corp ....................................      92,167
      7,500        Stryker Corp ...................................     432,000
    110,700      * Tenet Healthcare Corp ..........................   5,479,650
      2,000      * Triad Hospitals, Inc ...........................      75,900
        800      * Umilab Corp ....................................      16,776
     46,200        UnitedHealth Group, Inc ........................   4,029,564
      2,100      * Universal Health Services, Inc (Class B) .......     107,415
      3,500      * Varian Medical Systems, Inc ....................     150,465
      6,400      * Waters Corp ....................................     155,200
      2,700      * Watson Pharmaceuticals, Inc ....................      66,177
      6,910      * WebMD Corp .....................................      34,896
      8,000      * Wellpoint Health Networks, Inc .................     586,400
    160,100        Wyeth ..........................................   5,091,180
     10,100      * Zimmer Holdings, Inc ...........................     387,234
                                                                    -----------
                   TOTAL HEALTH CARE                                140,462,789
                                                                    -----------
 OTHER--1.40%
      2,300      * Career Education Corp ..........................     110,418
      6,600        Cintas Corp ....................................     276,672
      2,800      * DeVry, Inc .....................................      52,136
      3,200      * Dun & Bradstreet Corp ..........................     107,552
      1,300      * Education Management Corp ......................      57,551
      1,200      * Getty Images, Inc ..............................      24,072
      2,600      * GTECH Holdings Corp ............................      64,532
     10,000        H & R Block, Inc ...............................     420,100
          2        Havas Advertising ADR ..........................           8
        200        HON Industries, Inc ............................       5,090
      4,200        Honeywell International, Inc ...................      90,972
        600      * Hotels.Com (Class A) ...........................      30,348
        300        ITT Industries, Inc ............................      18,699
      2,300        Manpower, Inc ..................................      67,482
      7,100        Moody's Corp ...................................     344,350
      8,900      * Robert Half International, Inc .................     141,243
        800      * SPX Corp .......................................      80,720
     36,500        Sysco Corp .....................................   1,036,235
        300        Teleflex, Inc ..................................      13,674
      3,400      * TMP Worldwide, Inc .............................      30,600
    182,989        Tyco International Ltd .........................   2,580,145


    SHARES                                                              VALUE
   --------                                                             -----
        500     b* Uniroyal Technology Corp ....................... $        10
     20,929        United Technologies Corp .......................   1,182,279
      3,800        Viad Corp ......................................      77,634
                                                                    -----------
                   TOTAL OTHER                                        6,812,522
                                                                    -----------
 PRODUCER DURABLES--6.39%
     15,400        3M Co ..........................................   1,693,538
      1,600      * AGCO Corp ......................................      37,120
      5,900      * Allied Waste Industries, Inc ...................      43,365
      1,700     b* Covanta Energy Corp ............................          17
      5,900        Danaher Corp ...................................     335,415
      1,700      * Flowserve Corp .................................      17,000
      1,600      * FMC Technologies, Inc ..........................      26,816
  1,145,386        General Electric Co ............................  28,233,765
      5,900        Illinois Tool Works, Inc .......................     344,147
      1,600      * National Instruments Corp ......................      35,024
      8,200        Pitney Bowes, Inc ..............................     250,018
      6,600        Waste Management, Inc ..........................     153,912
                                                                    -----------
                   TOTAL PRODUCER DURABLES                           31,170,137
                                                                    -----------
 TECHNOLOGY--21.59%
        500     b* ACT Manufacturing, Inc .........................           8
      3,900      * Activision, Inc ................................      93,327
      2,900      * Acxiom Corp ....................................      41,122
      1,700      * Adaptec, Inc ...................................       7,497
     17,200      * ADC Telecommunications, Inc ....................      19,780
     13,300        Adobe Systems, Inc .............................     254,030
      1,600      * Advanced Fibre Communications, Inc .............      21,232
      4,700      * Advanced Micro Devices, Inc ....................      25,098
      1,600      * Advent Software, Inc ...........................      18,320
      6,300      * Affiliated Computer Services, Inc (Class A) ....     268,065
    354,000      * Agere Systems, Inc (Class A) ...................     389,400
     18,973      * Agere Systems, Inc (Class B) ...................      18,783
     14,700      * Agilent Technologies, Inc ......................     191,982
      2,800      * Alliance Data Systems Corp .....................      42,420
     23,400      * Altera Corp ....................................     202,878
      1,000      * American Power Conversion Corp .................       9,560
      5,100      * Amkor Technology, Inc ..........................      12,138
      1,500      * Amphenol Corp (Class A) ........................      46,500
    145,592      * Analog Devices, Inc ............................   2,868,162
    332,500      * Applied Materials, Inc .........................   3,840,375
      8,300      * Applied Micro Circuits Corp ....................      23,738
      1,400      * Arrow Electronics, Inc .........................      17,682
      4,808     b* At Home Corp (Series A) ........................          12
     11,000      * Atmel Corp .....................................      11,660
      1,700        Autodesk, Inc ..................................      21,539
     34,400        Automatic Data Processing, Inc .................   1,196,088
      9,100      * Avaya, Inc .....................................      13,013
     18,100      * BEA Systems, Inc ...............................      93,758
      5,600      * Bisys Group, Inc ...............................      93,576
      7,800      * BMC Software, Inc ..............................     101,946
         58      * Brightpoint, Inc ...............................         140
     31,900      * Broadcom Corp (Class A) ........................     340,692
     75,016      * Brocade Communications Systems, Inc ............     564,870
     13,292      * Cadence Design Systems, Inc ....................     135,180
      5,900      * Ceridian Corp ..................................      84,075
      3,400      * Certegy, Inc ...................................      68,340
      3,200      * Checkfree Corp .................................      36,416
     14,600      * CIENA Corp .....................................      43,362
    934,161      * Cisco Systems, Inc .............................   9,790,007
      8,300      * Citrix Systems, Inc ............................      50,049
      5,400        Computer Associates International, Inc .........      51,840
      1,800      * Computer Sciences Corp .........................      50,022
      8,000      * Compuware Corp .................................      24,400
      7,200      * Comverse Technology, Inc .......................      50,328
     26,900      * Concord EFS, Inc ...............................     427,172
      4,400      * Conexant Systems, Inc ..........................       4,884


                       SEE NOTES TO FINANCIAL STATEMENTS


22  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

          Statement of Investments - INSTITUTIONAL GROWTH EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 TECHNOLOGY--(Continued)
      1,000      * Constellation 3D, Inc .......................... $        40
     10,200      * Convergys Corp .................................     153,306
     30,300      * Corning, Inc ...................................      48,480
      2,700      * CSG Systems International, Inc .................      29,430
      1,800      * Cymer, Inc .....................................      33,552
      3,200      * Cypress Semiconductor Corp .....................      20,992
    278,575      * Dell Computer Corp .............................   6,549,298
      3,800        Deluxe Corp ....................................     171,228
      6,500      * DST Systems, Inc ...............................     191,555
      6,400      * Electronic Arts, Inc ...........................     422,144
     20,700        Electronic Data Systems Corp ...................     289,386
    143,388      * EMC Corp .......................................     655,283
      3,300      * Emulex Corp ....................................      37,158
      7,300        Equifax, Inc ...................................     158,702
      2,782        Fair, Isaac & Co, Inc ..........................      90,971
      5,500      * Fairchild Semiconductor International, Inc
                     (Class A) ....................................      52,085
     41,500        First Data Corp ................................   1,159,925
     10,200      * Fiserv, Inc ....................................     286,416
      1,800        Global Payments, Inc ...........................      46,080
      1,400        Harris Corp ....................................      46,886
      3,400        Henry (Jack) & Associates, Inc .................      42,262
      7,000      * i2 Technologies, Inc ...........................       3,640
      1,400      * Ingram Micro, Inc (Class A) ....................      18,620
      2,800      * Integrated Circuit Systems, Inc ................      43,960
     34,200      * Integrated Device Technology, Inc ..............     357,048
    876,866        Intel Corp .....................................  12,183,836
     49,175        International Business Machines Corp ...........   2,871,328
      2,600      * International Rectifier Corp ...................      40,612
     24,000      * Internet Security Systems, Inc .................     295,680
      3,700      * Intersil Corp (Class A) ........................      47,952
     10,200      * Intuit, Inc ....................................     464,406
      2,400      * Iron Mountain, Inc .............................      59,976
      5,400      * J.D. Edwards & Co ..............................      49,950
     10,600      * Jabil Circuit, Inc .............................     156,668
     32,900      * JDS Uniphase Corp ..............................      64,089
     13,600      * Juniper Networks, Inc ..........................      65,280
     45,100      * KLA-Tencor Corp ................................   1,260,094
      8,200      * KPMG Consulting, Inc ...........................      52,972
     15,202      * Lam Research Corp ..............................     135,298
      7,400      * Lexmark International, Inc .....................     347,800
     56,800        Linear Technology Corp .........................   1,176,896
      7,000      * LSI Logic Corp .................................      44,450
      2,800      * Macromedia, Inc ................................      21,644
     69,300      * Maxim Integrated Products, Inc .................   1,715,868
      3,700      * Mercury Interactive Corp .......................      63,492
      1,900      * Mettler-Toledo International, Inc ..............      49,400
      3,500      * Micrel, Inc ....................................      21,560
     11,600      * Microchip Technology, Inc ......................     237,220
     81,400      * Micron Technology, Inc .........................   1,006,918
    576,155      * Microsoft Corp .................................  25,201,020
      1,253      * MKS Instruments, Inc ...........................      13,683
      5,800        Molex, Inc .....................................     136,416
    266,500        Motorola, Inc ..................................   2,712,970
      1,000      * National Processing, Inc .......................      16,990
     15,725      * National Semiconductor Corp ....................     187,757
     14,900      * Network Appliance, Inc .........................     109,217
     62,070      * Network Associates, Inc ........................     659,804
         49      * Nortel Networks Corp (U.S.) ....................          26
     95,200      * Novellus Systems, Inc ..........................   1,981,112
      6,000      * Nvidia Corp ....................................      51,360
    838,008      * Oracle Corp ....................................   6,586,743
     17,600        Paychex, Inc ...................................     427,152
     15,998      * Peoplesoft, Inc ................................     197,895
      3,100      * Perot Systems Corp (Class A) ...................      28,830


    SHARES                                                              VALUE
   --------                                                             -----
      5,600      * PMC-Sierra, Inc ................................ $    21,728
      3,900      * Polycom, Inc ...................................      26,481
      7,700      * QLogic Corp ....................................     200,508
     54,900      * Qualcomm, Inc ..................................   1,516,338
      6,700      * Rational Software Corp .........................      28,944
      4,200      * RealNetworks, Inc ..............................      15,162
      3,300        Reynolds & Reynolds Co (Class A) ...............      74,052
      5,800      * RF Micro Devices, Inc ..........................      34,800
    160,052      * Sanmina-SCI Corp ...............................     443,344
      3,200      * Semtech Corp ...................................      31,040
     98,700      * Siebel Systems, Inc ............................     567,525
        473      * SmartForce Plc (Spon ADR) ......................       1,561
     24,700      * Solectron Corp .................................      52,117
      1,500      * StarMedia Network, Inc .........................          11
     62,500        STMicroelectronics NV (New York Shs) ...........     845,625
      2,000      * Storage Technology Corp ........................      21,020
    190,790      * Sun Microsystems, Inc ..........................     494,146
     17,700      * Sungard Data Systems, Inc ......................     344,265
      3,547      * Sybase, Inc ....................................      41,216
     28,000      * Symantec Corp ..................................     941,640
      5,800        Symbol Technologies, Inc .......................      44,486
      3,700      * Synopsys, Inc ..................................     141,155
    115,390      * Taiwan Semiconductor Manufacturing Co Ltd
                     (Spon ADR) ...................................     732,727
      1,500      * Tech Data Corp .................................      39,600
        300      * Tektronix, Inc .................................       4,929
     12,000      * Tellabs, Inc ...................................      48,840
      7,700      * Teradyne, Inc ..................................      73,920
    207,405        Texas Instruments, Inc .........................   3,063,372
      2,000      * Thermo Electron Corp ...........................      32,260
      2,100        Total System Services, Inc .....................      27,615
        300      b* U.S. Wireless Corp ............................           0
      2,100      * Unisys Corp ....................................      14,700
      2,700      * Utstarcom, Inc .................................      41,229
      6,500      * VeriSign, Inc ..................................      32,825
     77,775      * Veritas Software Corp ..........................   1,140,959
      1,300      * Vishay Intertechnology, Inc ....................      11,440
     45,841      * Xilinx, Inc ....................................     726,030
      1,100      * Zebra Technologies Corp (Class A) ..............      57,959
                                                                    -----------
                   TOTAL TECHNOLOGY                                 105,253,846
                                                                    -----------
 TRANSPORTATION--0.42%
      3,800        C.H. Robinson Worldwide, Inc ...................     102,676
      4,900        Expeditors International Of Washington, Inc ....     136,906
      7,300      * Sabre Holdings Corp ............................     141,255
      1,700        Skywest, Inc ...................................      22,270
     22,400        Southwest Airlines Co ..........................     292,544
      1,700      * Swift Transportation Co, Inc ...................      26,520
     21,200        United Parcel Service, Inc (Class B) ...........   1,325,636
                                                                    -----------
                   TOTAL TRANSPORTATION                               2,047,807
                                                                    -----------
 UTILITIES--0.37%
     58,200      * A T & T Wireless Services, Inc .................     239,784
     11,900      * AES Corp .......................................      29,869
      5,575      * Arch Wireless, Inc .............................           1
      3,200      * Calpine Corp ...................................       7,904
      6,300      * Citizens Communications Co .....................      42,714
          1        Energy East Corp ...............................          20
     14,700     b* Enron Corp .....................................       1,661
        298      * Focal Communications Corp Wts 12/14/07 .........           0
      2,400     b* IMPSAT Fiber Networks, Inc .....................          41
      2,700        Kinder Morgan, Inc .............................      95,715
     16,400      * Level 3 Communications, Inc ....................      63,796
      5,900      * Mirant Corp ....................................      13,039
      1,700     b* NewPower Holdings, Inc .........................          60
     40,200      * Nextel Communications, Inc (Class A) ...........     303,510
      1,700     b* Pinnacle Holdings, Inc .........................          26


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  23

          Statement of Investments - INSTITUTIONAL GROWTH EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------
   SHARES/
  PRINCIPAL                                                             VALUE
  ---------                                                             -----
 UTILITIES--(Continued)
     51,985      * Qwest Communications International, Inc ....... $    118,526
    437,541      * Sprint Corp (PCS Group) .......................      855,753
      1,000      * West Corp .....................................       14,000
      2,089        Williams Cos, Inc .............................        4,721
         63     b* WorldCom, Inc (MCI Group) .....................           10
                                                                   ------------
                   TOTAL UTILITIES                                    1,791,150
                                                                   ------------
                   TOTAL COMMON STOCK
                    (COST $625,031,195)                             484,281,433
                                                                   ------------
SHORT TERM INVESTMENT--0.47%
 U.S. GOVERNMENT AND AGENCY--0.47%
                   Federal Home Loan Bank (FHLB)
 $2,300,000          1.450%, 10/01/2002 ..........................    2,299,891
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENT
                    (COST $2,299,891)                                 2,299,891
                                                                   ------------
                   TOTAL PORTFOLIO--99.79%
                    (COST $627,331,182)                             486,581,440
                   OTHER ASSETS & LIABILITIES, NET--0.21%             1,038,572
                                                                   ------------
                   NET ASSETS--100.00%                             $487,620,012
                                                                   ============
----------
*  Non-income producing
b  In bankruptcy

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $644,223,239. Net unrealized depreciation of portfolio investments aggregated $157,641,799 of which $2,336,059 related to appreciated portfolio investments and $159,977,858 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.














                       SEE NOTES TO FINANCIAL STATEMENTS


24  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL GROWTH AND INCOME FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
COMMON STOCK--99.73%
 AEROSPACE AND DEFENSE--1.58%
     29,643        Boeing Co ...................................... $ 1,011,716
     46,100        General Dynamics Corp ..........................   3,749,313
     17,100        Goodrich Corp ..................................     322,848
     12,300        Lockheed Martin Corp ...........................     795,441
        400        Northrop Grumman Corp ..........................      49,616
         45        PerkinElmer, Inc ...............................         245
        945        Raytheon Co ....................................      27,689
                                                                    -----------
                   TOTAL AEROSPACE AND DEFENSE                        5,956,868
                                                                    -----------
 BASIC INDUSTRIES--4.81%
     51,000        Air Products & Chemicals, Inc ..................   2,142,510
      6,812        Alcoa, Inc .....................................     131,472
        800      * American Standard Cos, Inc .....................      50,896
      6,579        Avery Dennison Corp ............................     374,871
      3,500        Centex Corp ....................................     155,225
     33,927        Dow Chemical Co ................................     926,546
     32,882        Du Pont (E.I.) de Nemours & Co .................   1,186,054
      5,500        Ecolab, Inc ....................................     229,515
      5,300        Fluor Corp .....................................     129,532
      9,909      * Freeport-McMoRan Copper & Gold, Inc (Class A) ..     133,375
     11,605        Georgia-Pacific Corp ...........................     151,909
     10,200        Great Lakes Chemical Corp ......................     245,004
     20,941        International Paper Co .........................     699,220
      8,200        Kimberly-Clark Corp ............................     464,448
     19,552        Masco Corp .....................................     382,242
      8,091        MeadWestvaco Corp ..............................     155,428
     66,386        Monsanto Co ....................................   1,015,042
    126,400        Newmont Mining Corp ............................   3,477,264
      6,023        Nucor Corp .....................................     228,272
      4,336      * Phelps Dodge Corp ..............................     111,132
      4,700        PPG Industries, Inc ............................     210,090
     41,600        Praxair, Inc ...................................   2,126,176
      6,162        Rohm & Haas Co .................................     191,022
     11,700        Stanley Works ..................................     382,239
         57        Temple-Inland, Inc .............................       2,202
     19,300        United States Steel Corp .......................     224,073
     58,892        Weyerhaeuser Co ................................   2,577,703
                                                                    -----------
                   TOTAL BASIC INDUSTRIES                            18,103,462
                                                                    -----------
 CONSUMER CYCLICAL--11.74%
    126,200      * AOL Time Warner, Inc ...........................   1,476,540
      3,800      * Apollo Group, Inc (Class A) ....................     165,034
    184,984        Autoliv, Inc ...................................   3,899,463
      6,400      * Bed Bath & Beyond, Inc .........................     208,448
     17,600      * Big Lots, Inc ..................................     278,608
     21,800        Carnival Corp ..................................     547,180
    113,442      * Clear Channel Communications, Inc ..............   3,942,110
     32,442      * Comcast Corp (Class A) Special .................     676,740
    107,773      * Cox Communications, Inc (Class A) ..............   2,650,138
      9,317        Dana Corp ......................................     121,866
         89        Dillard's, Inc (Class A) .......................       1,796
      7,325        Dollar General Corp ............................      98,302
     88,032        Family Dollar Stores, Inc ......................   2,366,300
      9,400      * Federated Department Stores, Inc ...............     276,736
     27,368        Ford Motor Co ..................................     268,206
      5,900        Gannett Co, Inc ................................     425,862
        850        Gap, Inc .......................................       9,223
     21,449        General Motors Corp ............................     834,366
      3,900        Genuine Parts Co ...............................     119,496
     14,300        Harley-Davidson, Inc ...........................     664,235
      2,500      * Harrah's Entertainment, Inc ....................     120,525
      1,997      * International Game Technology ..................     138,073
      8,800        Interpublic Group Of Cos, Inc ..................     139,480
     10,000        J.C. Penney Co, Inc ............................     159,200
      2,400        Johnson Controls, Inc ..........................     184,368


    SHARES                                                              VALUE
   --------                                                             -----
      4,000      * Jones Apparel Group, Inc ....................... $   122,800
      7,500      * Kohl's Corp ....................................     456,075
         96        Leggett & Platt, Inc ...........................       1,900
     32,400        Limited Brands, Inc ............................     464,616
      1,600        Liz Claiborne, Inc .............................      39,920
     16,662        Marriott International, Inc (Class A) ..........     483,031
     39,985        McDonald's Corp ................................     706,135
      9,092        McGraw-Hill Cos, Inc ...........................     556,612
      1,100        Meredith Corp ..................................      47,355
        892        Nike, Inc (Class B) ............................      38,517
    307,500        Nissan Motor Co Ltd ............................   2,283,383
      3,100        Nordstrom, Inc .................................      55,614
      5,964        Omnicom Group, Inc .............................     332,076
     14,505        R.R. Donnelley & Sons Co .......................     341,013
      8,200      * Reebok International Ltd .......................     205,410
     15,062        Sears Roebuck & Co .............................     587,418
      5,300      * Starbucks Corp .................................     109,392
     27,300        Target Corp ....................................     805,896
     17,500        TJX Cos, Inc ...................................     297,500
     12,340        Tribune Co .....................................     515,935
      5,000      * Univision Communications, Inc (Class A) ........     114,000
      3,300        VF Corp ........................................     118,734
     40,789      * Viacom, Inc (Class B) ..........................   1,653,994
         30        Visteon Corp ...................................         284
    265,035        Wal-Mart Stores, Inc ...........................  13,050,323
     33,088        Walt Disney Co .................................     500,952
      2,700        Whirlpool Corp .................................     123,822
     16,000      * Yahoo!, Inc ....................................     153,120
      9,700      * Yum! Brands, Inc ...............................     268,787
                                                                    -----------
                   TOTAL CONSUMER CYCLICAL                           44,206,909
                                                                    -----------
 CONSUMER NON-CYCLICAL--12.33%
      1,300        Alberto-Culver Co (Class B) ....................      63,739
         41        Albertson's, Inc ...............................         991
     16,944        Anheuser-Busch Cos, Inc ........................     857,366
      2,400      * Autozone, Inc ..................................     189,264
     35,400        Avon Products, Inc .............................   1,631,940
      8,184      * Best Buy Co, Inc ...............................     182,585
      1,500        Brown-Forman Corp (Class B) ....................     100,425
     24,336        Campbell Soup Co ...............................     537,339
     12,822        Clorox Co ......................................     515,188
     56,200        Coca-Cola Co ...................................   2,695,352
     25,863        Coca-Cola Enterprises, Inc .....................     549,330
     92,424        Colgate-Palmolive Co ...........................   4,986,275
      1,171        Conagra Foods, Inc .............................      29,099
      6,201        Coors (Adolph) Co (Class B) ....................     349,116
      2,500      * Costco Wholesale Corp ..........................      80,925
      2,400        CVS Corp .......................................      60,840
    225,760        Diageo plc .....................................   2,801,186
      7,579      * eBay, Inc ......................................     400,247
     93,800        General Mills, Inc .............................   4,166,596
     37,200        Gillette Co ....................................   1,101,120
      3,163        H.J. Heinz Co ..................................     105,549
      2,900        Hasbro, Inc ....................................      32,277
      7,956        Hershey Foods Corp .............................     493,670
    129,863        Home Depot, Inc ................................   3,389,424
      1,600        International Flavors & Fragrances, Inc ........      50,960
        796        Kellogg Co .....................................      26,467
     24,025      * Kroger Co ......................................     338,753
     38,356        Lowe's Cos .....................................   1,587,938
      9,600        Mattel, Inc ....................................     172,896
        200        Nestle S.A. (Regd) .............................      43,714
      6,800      * Office Depot, Inc ..............................      83,912
     52,780        Pepsi Bottling Group, Inc ......................   1,235,052
    106,025        PepsiCo, Inc ...................................   3,917,624
     61,400        Philip Morris Cos, Inc .........................   2,382,320


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  25

        Statement of Investments - INSTITUTIONAL GROWTH AND INCOME FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 CONSUMER NON-CYCLICAL--(Continued)
     86,636        Procter & Gamble Co ............................ $ 7,743,526
     72,000        Reckitt Benckiser plc ..........................   1,358,726
     11,400      * Safeway, Inc ...................................     254,220
     13,160        Sara Lee Corp ..................................     240,696
     10,300      * Staples, Inc ...................................     131,737
     14,400      * Toys ORO Us, Inc ...............................     146,592
         49        UST, Inc .......................................       1,382
     24,200        Walgreen Co ....................................     744,392
      8,300        Winn-Dixie Stores, Inc .........................     108,896
     10,900        Wrigley (Wm.) Jr Co ............................     539,441
                                                                    -----------
                   TOTAL CONSUMER NON-CYCLICAL                       46,429,087
                                                                    -----------
 ENERGY--8.04%
      8,674        Anadarko Petroleum Corp ........................     386,340
     92,688        Apache Corp ....................................   5,510,302
    137,185        Baker Hughes, Inc ..............................   3,982,481
    141,460        Burlington Resources, Inc ......................   5,426,406
     31,519        ChevronTexaco Corp .............................   2,182,691
     10,026        ConocoPhillips .................................     463,602
      5,700        Devon Energy Corp ..............................     275,025
    304,020        Exxon Mobil Corp ...............................   9,698,238
     11,800        Halliburton Co .................................     152,338
        900        Kerr-McGee Corp ................................      39,096
      2,500      * Nabors Industries Ltd ..........................      81,875
     20,100        Occidental Petroleum Corp ......................     570,438
     22,288        Schlumberger Ltd ...............................     857,196
      7,016      * Transocean, Inc ................................     145,933
     15,984        Unocal Corp ....................................     501,738
                                                                    -----------
                   TOTAL ENERGY                                      30,273,699
                                                                    -----------
 FINANCIAL SERVICES--19.50%
     15,800        ACE Ltd ........................................     467,838
     22,778        Aflac, Inc .....................................     699,057
     15,230        Allstate Corp ..................................     541,427
      8,200        Ambac Financial Group, Inc .....................     441,898
    111,708        American Express Co ............................   3,483,055
    111,945        American International Group, Inc ..............   6,123,392
     23,372        AmSouth Bancorp ................................     484,735
    115,543        Bank Of America Corp ...........................   7,371,643
      9,100        Bank Of New York Co, Inc .......................     261,534
     64,111        Bank One Corp ..................................   2,397,751
      3,100        BB&T Corp ......................................     108,624
      5,420        Bear Stearns Cos, Inc ..........................     305,688
      4,800        Capital One Financial Corp .....................     167,616
     21,800        Charles Schwab Corp ............................     189,660
         21        Charter One Financial, Inc .....................         624
      5,900        Chubb Corp .....................................     323,498
    237,927        Citigroup, Inc .................................   7,054,535
      2,705        Countrywide Credit Industries, Inc .............     127,541
     12,426        Equity Office Properties Trust .................     320,839
        200        Equity Residential .............................       4,788
    107,636        Fannie Mae .....................................   6,408,647
     16,299        Fifth Third Bancorp ............................     997,988
     11,800        First Tennessee National Corp ..................     409,106
     14,262        FleetBoston Financial Corp .....................     289,946
      5,300        Franklin Resources, Inc ........................     164,830
     98,772        Freddie Mac ....................................   5,521,355
      6,600        Golden West Financial Corp .....................     410,388
      8,278        Goldman Sachs Group, Inc .......................     546,596
     13,792        Household International, Inc ...................     390,452
     11,417        Huntington Bancshares, Inc .....................     207,675
     63,446        J.P. Morgan Chase & Co .........................   1,204,840
      4,600        John Hancock Financial Services, Inc ...........     127,880
      9,580        Marsh & McLennan Cos, Inc ......................     398,911
     16,100        Marshall & Ilsley Corp .........................     449,029
         50        MBIA, Inc ......................................       1,998


    SHARES                                                              VALUE
   --------                                                             -----
     44,800        MBNA Corp ...................................... $   823,424
     30,900        Merrill Lynch & Co, Inc ........................   1,018,155
      5,300        MetLife, Inc ...................................     120,628
      3,500        MGIC Investment Corp ...........................     142,905
     33,997        Morgan Stanley .................................   1,151,818
     26,300        National City Corp .............................     750,339
      5,200        North Fork Bancorp, Inc ........................     196,768
     89,824        Northern Trust Corp ............................   3,388,161
      2,700        PNC Financial Services Group, Inc ..............     113,859
     11,300        Progressive Corp ...............................     572,119
      3,964      * Prudential Financial, Inc ......................     113,212
      5,000        Regions Financial Corp .........................     163,350
    129,712        Safeco Corp ....................................   4,122,247
      3,900        Simon Property Group, Inc ......................     139,347
        300        SLM Corp .......................................      27,942
     13,197        SouthTrust Corp ................................     320,027
      9,591        St. Paul Cos, Inc ..............................     275,454
         92        Starwood Hotels & Resorts Worldwide, Inc .......       2,052
      4,600        State Street Corp ..............................     177,744
      8,188        Stilwell Financial, Inc ........................      98,829
      2,600        SunTrust Banks, Inc ............................     159,848
     22,000        Synovus Financial Corp .........................     453,640
      5,100        T Rowe Price Group, Inc ........................     127,296
      9,400        Torchmark Corp .................................     322,044
      9,748      * Travelers Property Casualty Corp (Class A) .....     128,674
     19,423      * Travelers Property Casualty Corp (Class B) .....     262,793
    137,051        U.S. Bancorp ...................................   2,546,408
     15,997        Union Planters Corp ............................     439,278
     46,999        UnumProvident Corp .............................     956,430
     74,931        Wachovia Corp ..................................   2,449,494
     20,550        Washington Mutual, Inc .........................     646,709
     50,000        Wells Fargo & Co ...............................   2,408,000
      3,000        XL Capital Ltd (Class A) .......................     220,500
      4,000        Zions Bancorp ..................................     174,120
                                                                    -----------
                   TOTAL FINANCIAL SERVICES                          73,418,998
                                                                    -----------
 HEALTH CARE--16.00%
     32,235        Abbott Laboratories ............................   1,302,294
    125,189        Aetna, Inc .....................................   4,483,018
      3,500        AmerisourceBergen Corp .........................     249,970
    125,539      * Amgen, Inc .....................................   5,234,976
      2,000      * Anthem, Inc ....................................     130,000
      9,900        Applera Corp (Applied Biosystems Group) ........     181,170
      1,100        Bard (C.R.), Inc ...............................      60,093
    127,580        Baxter International, Inc ......................   3,897,569
     16,400        Becton Dickinson & Co ..........................     465,760
      1,500      * Biogen, Inc ....................................      43,905
     11,800        Biomet, Inc ....................................     314,234
      1,800      * Boston Scientific Corp .........................      56,808
     35,580        Bristol-Myers Squibb Co ........................     846,804
     78,967        Cardinal Health, Inc ...........................   4,911,747
      4,200      * Chiron Corp ....................................     146,748
      5,401        Cigna Corp .....................................     382,121
      4,000      * Forest Laboratories, Inc .......................     328,040
      4,700      * Genzyme Corp (General Division) ................      96,867
      6,700      * Guidant Corp ...................................     216,477
     18,700        HCA, Inc .......................................     890,307
      5,300      * Health Management Associates, Inc (Class A) ....     107,166
     15,400        IMS Health, Inc ................................     230,538
    176,192        Johnson & Johnson ..............................   9,528,463
      7,500      * King Pharmaceuticals, Inc ......................     136,275
     23,847        Lilly (Eli) & Co ...............................   1,319,693
      2,200      * Manor Care, Inc ................................      49,456
      6,300        McKesson Corp ..................................     178,479
     13,300      * Medimmune, Inc .................................     278,236
     29,700        Medtronic, Inc .................................   1,250,964


                       SEE NOTES TO FINANCIAL STATEMENTS


26  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

        Statement of Investments - INSTITUTIONAL GROWTH AND INCOME FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
HEALTH CARE--(Continued)
     64,600        Merck & Co, Inc ................................ $ 2,952,866
      1,224      * Millipore Corp .................................      38,911
      2,200        Pall Corp ......................................      34,738
    358,076        Pfizer, Inc ....................................  10,391,366
     83,095        Pharmacia Corp .................................   3,230,734
      6,700      * Quintiles Transnational Corp ...................      63,717
     67,884        Schering-Plough Corp ...........................   1,447,287
      4,000      * St. Jude Medical, Inc ..........................     142,800
      4,300        Stryker Corp ...................................     247,680
     12,200      * Tenet Healthcare Corp ..........................     603,900
      9,078        UnitedHealth Group, Inc ........................     791,783
      2,900      * Waters Corp ....................................      70,325
      2,300      * Watson Pharmaceuticals, Inc ....................      56,373
      2,900      * Wellpoint Health Networks, Inc .................     212,570
     70,107        Wyeth ..........................................   2,229,403
     11,018      * Zimmer Holdings, Inc ...........................     422,430
                                                                    -----------
                   TOTAL HEALTH CARE                                 60,255,061
                                                                    -----------
 OTHER--1.44%
     23,100      * Cendant Corp ...................................     248,556
      5,622        Cintas Corp ....................................     235,674
      4,400        Dover Corp .....................................     111,672
         19        Fortune Brands, Inc ............................         899
     10,900        H & R Block, Inc ...............................     457,909
      7,907        Honeywell International, Inc ...................     171,266
      4,200        ITT Industries, Inc ............................     261,786
      4,200        Loews Corp .....................................     180,138
      2,700        Moody's Corp ...................................     130,950
     18,700        Supervalu, Inc .................................     302,005
     24,100        Sysco Corp .....................................     684,199
     12,400        Textron, Inc ...................................     422,840
      2,400      * TMP Worldwide, Inc .............................      21,600
     93,399        Tyco International Ltd .........................   1,316,926
     15,874        United Technologies Corp .......................     896,722
                                                                    -----------
                   TOTAL OTHER                                        5,443,142
                                                                    -----------
 PRODUCER DURABLES--5.30%
     12,600        3M Co ..........................................   1,385,622
      6,319      * Allied Waste Industries, Inc ...................      46,445
      1,028        Caterpillar, Inc ...............................      38,262
     12,100        Cummins, Inc ...................................     285,802
      3,300        Danaher Corp ...................................     187,605
    104,400        Deere & Co .....................................   4,744,980
      6,478        Eaton Corp .....................................     412,908
      3,800        Emerson Electric Co ............................     166,972
    445,958        General Electric Co ............................  10,992,865
      6,800        Illinois Tool Works, Inc .......................     396,644
      7,200        Ingersoll-Rand Co (Class A) ....................     247,968
     12,300        Paccar, Inc ....................................     415,617
     10,248        Rockwell Automation, Inc .......................     166,735
     16,700        Waste Management, Inc ..........................     389,444
     15,781      * Xerox Corp .....................................      78,116
                                                                    -----------
                   TOTAL PRODUCER DURABLES                           19,955,985
                                                                    -----------
 TECHNOLOGY--13.31%
      6,200        Adobe Systems, Inc .............................     118,420
      4,600      * Advanced Micro Devices, Inc ....................      24,564
     12,411      * Agilent Technologies, Inc ......................     162,088
      8,500      * Altera Corp ....................................      73,695
     54,700      * Analog Devices, Inc ............................   1,077,590
      4,400      * Apple Computer, Inc ............................      63,800
     46,400      * Applied Materials, Inc .........................     535,920
      3,600      * Applied Micro Circuits Corp ....................      10,296
     14,800        Automatic Data Processing, Inc .................     514,596
      3,522      * Avaya, Inc .....................................       5,036
      5,300      * BMC Software, Inc ..............................      69,271


    SHARES                                                              VALUE
   --------                                                             -----
     11,000      * Broadcom Corp (Class A) ........................ $   117,480
      6,700      * CIENA Corp .....................................      19,899
    381,490      * Cisco Systems, Inc .............................   3,998,015
      4,100      * Citrix Systems, Inc ............................      24,723
        200        Computer Associates International, Inc .........       1,920
      3,700      * Computer Sciences Corp .........................     102,823
      8,200      * Compuware Corp .................................      25,010
      4,100      * Comverse Technology, Inc .......................      28,659
     15,200      * Concord EFS, Inc ...............................     241,376
      3,800      * Convergys Corp .................................      57,114
        700      * Corning, Inc ...................................       1,120
    194,700      * Dell Computer Corp .............................   4,577,397
      3,654      * Electronic Arts, Inc ...........................     241,018
      2,600        Electronic Data Systems Corp ...................      36,348
     89,000      * EMC Corp .......................................     406,730
      6,800        Equifax, Inc ...................................     147,832
     20,100        First Data Corp ................................     561,795
     10,200      * Fiserv, Inc ....................................     286,416
     71,892        Hewlett-Packard Co .............................     838,980
    494,610        Intel Corp .....................................   6,870,133
     86,500        International Business Machines Corp ...........   5,050,735
      5,800      * Intuit, Inc ....................................     264,074
      4,300      * Jabil Circuit, Inc .............................      63,554
     30,100      * JDS Uniphase Corp ..............................      58,635
        700      * KLA-Tencor Corp ................................      19,558
      5,898      * Lam Research Corp ..............................      52,492
      2,600      * Lexmark International, Inc .....................     122,200
      7,100        Linear Technology Corp .........................     147,112
     14,300      * LSI Logic Corp .................................      90,805
     55,660      * Lucent Technologies, Inc .......................      42,302
      7,100      * Maxim Integrated Products, Inc .................     175,796
      1,800      * Mercury Interactive Corp .......................      30,888
      6,900      * Micron Technology, Inc .........................      85,353
    347,978      * Microsoft Corp .................................  15,220,558
      1,750        Molex, Inc .....................................      41,160
    200,698        Motorola, Inc ..................................   2,043,106
         43      * National Semiconductor Corp ....................         513
      7,400      * Network Appliance, Inc .........................      54,242
      3,200      * Novellus Systems, Inc ..........................      66,592
      5,100      * Nvidia Corp ....................................      43,656
    135,200      * Oracle Corp ....................................   1,062,672
      7,250        Paychex, Inc ...................................     175,958
      6,300      * Peoplesoft, Inc ................................      77,931
      7,100      * PMC-Sierra, Inc ................................      27,548
      3,000      * QLogic Corp ....................................      78,120
     31,300      * Qualcomm, Inc ..................................     864,506
     13,700      * Rational Software Corp .........................      59,184
     11,600      * Sanmina-SCI Corp ...............................      32,132
     11,000      * Siebel Systems, Inc ............................      63,250
     18,200      * Solectron Corp .................................      38,402
     54,485      * Sun Microsystems, Inc ..........................     141,116
        900      * Sungard Data Systems, Inc ......................      17,505
     14,800        Symbol Technologies, Inc .......................     113,516
      4,000      * Teradyne, Inc ..................................      38,400
    135,759        Texas Instruments, Inc .........................   2,005,160
     21,046      * Unisys Corp ....................................     147,322
      9,012      * Veritas Software Corp ..........................     132,206
      7,400      * Xilinx, Inc ....................................     117,201
                                                                    -----------
                   TOTAL TECHNOLOGY                                  50,105,524
                                                                    -----------
 TRANSPORTATION--0.96%
      2,631      * AMR Corp .......................................      10,998
     13,068        CSX Corp .......................................     344,734
      2,700        Delta Air Lines, Inc ...........................      25,083
     11,565        FedEx Corp .....................................     579,060
      6,800        Norfolk Southern Corp ..........................     137,292


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  27

        Statement of Investments - INSTITUTIONAL GROWTH AND INCOME FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 TRANSPORTATION--(Continued)
      4,400        Ryder System, Inc ............................. $    109,692
      7,944      * Sabre Holdings Corp ...........................      153,716
     17,100        Southwest Airlines Co .........................      223,326
     10,300        Union Pacific Corp ............................      596,061
     22,830        United Parcel Service, Inc (Class B) ..........    1,427,560
                                                                   ------------
                   TOTAL TRANSPORTATION                               3,607,522
                                                                   ------------
 UTILITIES--4.72%
    397,525        A T & T Corp ..................................    4,774,275
    463,168      * A T & T Wireless Services, Inc ................    1,908,252
      9,400      * AES Corp ......................................       23,594
     15,293        Allegheny Energy, Inc .........................      200,338
     14,800        Alltel Corp ...................................      593,924
     33,300        BellSouth Corp ................................      611,388
     34,938      * Centerpoint Energy, Inc .......................      349,729
      3,883        CenturyTel, Inc ...............................       87,096
     35,200        CMS Energy Corp ...............................      283,712
      2,500        Dominion Resources, Inc .......................      126,825
      9,800        Duke Energy Corp ..............................      191,590
      3,200      * Edison International ..........................       32,000
     10,668        El Paso Corp ..................................       88,224
     10,861        Entergy Corp ..................................      451,818
     15,313        Exelon Corp ...................................      727,368
     18,000        FirstEnergy Corp ..............................      538,020
      2,800        Kinder Morgan, Inc ............................       99,260
      4,969      * Mirant Corp ...................................       10,981
     28,900      * Nextel Communications, Inc (Class A) ..........      218,195
      5,600        Nicor, Inc ....................................      157,920
      5,283        NiSource, Inc .................................       91,026
        122      * NiSource, Inc (Sails) .........................          221
      5,800      * P G & E Corp ..................................       65,308
     13,100        Pinnacle West Capital Corp ....................      363,656
        200        PPL Corp ......................................        6,508


   SHARES/
  PRINCIPAL                                                             VALUE
  ---------                                                             -----
        200      * Progress Energy, Inc (Cvo) .................... $         90
     15,100        Public Service Enterprise Group, Inc ..........      460,567
     50,437      * Qwest Communications International, Inc .......      114,996
     76,737        SBC Communications, Inc .......................    1,542,414
      6,368        Southern Co ...................................      183,271
     54,567        Sprint Corp (FON Group) .......................      497,651
     22,000      * Sprint Corp (PCS Group) .......................       43,120
     24,600        TECO Energy, Inc ..............................      390,648
     10,900        TXU Corp ......................................      454,639
     73,996        Verizon Communications, Inc ...................    2,030,450
     20,300        Williams Cos, Inc .............................       45,878
         65        Xcel Energy, Inc ..............................          605
                                                                   ------------
                   TOTAL UTILITIES                                   17,765,557
                                                                   ------------
                   TOTAL COMMON STOCK
                    (COST $467,512,152)                             375,521,814
                                                                   ------------
SHORT TERM INVESTMENT--0.40%
U.S. GOVERNMENT AND AGENCY--0.40%
                   Federal Home Loan Banks (FHLB)
 $1,500,000         1.450%, 10/01/02 .............................    1,499,929
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENT
                    (COST $1,499,929)                                 1,499,929
                                                                   ------------
                   TOTAL PORTFOLIO--100.13%
                    (COST $469,012,081)                             377,021,743
                   OTHER ASSETS & LIABILITIES, NET--(0.13%)            (492,303)
                                                                   ------------
                   NET ASSETS--100.00%                             $376,529,440
                                                                   ============

----------
*  Non-income producing

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $488,425,201. Net unrealized depreciation of portfolio investments aggregated $111,403,458 of which $4,182,522 related to appreciated portfolio investments and $115,585,980 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.










                       SEE NOTES TO FINANCIAL STATEMENTS


28  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
COMMON STOCK--102.13%
 AEROSPACE AND DEFENSE--1.49%
      1,100        AAR Corp ....................................... $     5,225
      1,653      * Alliant Techsystems, Inc .......................     114,470
      1,300      * Armor Holdings, Inc ............................      19,487
      1,165      * Aviall, Inc ....................................      11,871
     40,981        Boeing Co ......................................   1,398,682
        694      * DRS Technologies, Inc ..........................      25,831
        363      * Ducommun, Inc ..................................       6,392
        356      * Dynamics Research Corp .........................       5,190
     12,367      * EchoStar Communications Corp (Class A) .........     213,949
        351        Engineered Support Systems, Inc ................      20,021
      9,341        General Dynamics Corp ..........................     759,704
     45,026      * General Motors Corp ............................     411,988
      4,972        Goodrich Corp ..................................      93,871
        500        Heico Corp .....................................       5,660
        556      * Herley Industries, Inc .........................      10,325
        700      * Hexcel Corp ....................................       1,736
        468      * Integrated Defense Technology, Inc .............       9,220
      1,180        Kaman Corp (Class A) ...........................      14,455
      3,563      * L-3 Communications Holdings, Inc ...............     187,770
        400      * Ladish Co, Inc .................................       2,480
     19,207        Lockheed Martin Corp ...........................   1,242,117
        797      * Moog, Inc (Class A) ............................      22,523
      4,941        Northrop Grumman Corp ..........................     612,882
      1,700      * Orbital Sciences Corp ..........................       5,780
      1,600      * PanAmSat Corp ..................................      27,760
      5,780        PerkinElmer, Inc ...............................      31,501
      2,600        Precision Castparts Corp .......................      56,368
     20,400        Raytheon Co ....................................     597,720
      2,900      * Remec, Inc .....................................       9,889
      9,421        Rockwell Collins, Inc ..........................     206,697
        294      * Sequa Corp (Class A) ...........................      15,317
      1,561      * Teledyne Technologies, Inc .....................      28,348
      3,780      * Titan Corp .....................................      36,288
        742      * Triumph Group, Inc .............................      20,776
      1,006      * United Defense Industries, Inc .................      23,742
        800      * Viasat, Inc ....................................       5,040
                                                                    -----------
                   TOTAL AEROSPACE AND DEFENSE                        6,261,075
                                                                    -----------
 BASIC INDUSTRIES--4.26%
        459      * Aaon, Inc ......................................       7,766
        200      * AEP Industries, Inc ............................       5,406
     11,628        Air Products & Chemicals, Inc ..................     488,492
      2,923      * Airgas, Inc ....................................      38,379
      4,876      * AK Steel Holding Corp ..........................      35,644
      1,058        Albany International Corp (Class A) ............      20,081
      1,387        Albemarle Corp .................................      35,077
     43,414        Alcoa, Inc .....................................     837,890
        200        Alico, Inc .....................................       5,690
      4,171        Allegheny Technologies, Inc ....................      28,863
        900        Amcol International Corp .......................       5,040
      3,068      * American Standard Cos, Inc .....................     195,186
        276        American Woodmark Corp .........................      14,004
        228        Ameron International Corp ......................      11,215
        521      * Applied Films Corp .............................       5,700
      1,874        Aptargroup, Inc ................................      50,354
        877        Arch Chemicals, Inc ............................      15,540
      2,381        Arch Coal, Inc .................................      39,406
        400      * Avatar Holdings, Inc ...........................       9,624
      5,043        Avery Dennison Corp ............................     287,350
        500      * Baker (Michael) Corp ...........................       5,150
      2,873        Ball Corp ......................................     144,770
      2,572        Bemis Co .......................................     127,057
      4,087        Black & Decker Corp ............................     171,368
      2,588        Boise Cascade Corp .............................      59,006


    SHARES                                                              VALUE
   --------                                                             -----
      2,553        Bowater, Inc ................................... $    90,121
      1,058      * Brush Engineered Materials, Inc ................       8,252
      1,400      * Buckeye Technologies, Inc ......................      10,290
        500      * Building Materials Holding Corp ................       5,850
        200        Butler Manufacturing Co ........................       4,320
      3,234        Cabot Corp .....................................      67,914
      1,222      * Cabot Microelectronics Corp ....................      45,507
      1,622        Calgon Carbon Corp .............................       9,375
      1,176        Cambrex Corp ...................................      43,277
      1,008      * Caraustar Industries, Inc ......................       9,425
      1,600        Carlisle Cos, Inc ..............................      58,688
      1,066        Carpenter Technology Corp ......................      13,858
        300        Castle (A.M.) & Co .............................       2,025
        300        Centex Construction Products, Inc ..............      10,710
      3,112        Centex Corp ....................................     138,017
        400        Century Aluminum Co ............................       2,784
      3,400      * Champion Enterprises, Inc ......................       9,996
        600        Chemed Corp ....................................      18,462
        565        ChemFirst, Inc .................................      16,249
        624        Chesapeake Corp ................................       9,323
      1,300        Clarcor, Inc ...................................      39,910
      4,694        Clayton Homes, Inc .............................      51,540
        440      * Cleveland-Cliffs, Inc ..........................      10,582
      1,666      * Collins & Aikman Corp ..........................       5,981
      1,747      * Comfort Systems U.S.A., Inc ....................       5,311
      1,200        Commercial Metals Co ...........................      21,504
      1,181        Consol Energy, Inc .............................      14,951
      5,814        Crompton Corp ..................................      58,431
      8,164      * Crown Cork & Seal Co, Inc ......................      42,861
      2,053      * Cytec Industries, Inc ..........................      45,063
      5,983        D.R. Horton, Inc ...............................     111,403
        444        Deltic Timber Corp .............................       9,759
        900      * Dionex Corp ....................................      23,004
        100        Donnelly Corp ..................................       2,591
     46,615        Dow Chemical Co ................................   1,273,056
        399      * Drew Industries, Inc ...........................       6,204
     50,950        Du Pont (E.I.) de Nemours & Co .................   1,837,767
      2,600      * Earthshell Corp ................................       1,820
      3,957        Eastman Chemical Co ............................     151,039
      6,575        Ecolab, Inc ....................................     274,375
      1,070        ElkCorp ........................................      18,265
        752      * EMCOR Group, Inc ...............................      37,374
        500      * Encore Wire Corp ...............................       4,400
        573      * Energy Conversion Devices, Inc .................       6,217
      6,608        Engelhard Corp .................................     157,469
      1,739        Ferro Corp .....................................      40,171
      2,019      * Fleetwood Enterprises, Inc .....................      13,608
      1,000        Florida Rock Industries, Inc ...................      30,560
      4,031        Fluor Corp .....................................      98,518
      1,513      * FMC Corp .......................................      39,066
        800      * Foamex International, Inc ......................       4,400
      3,799      * Freeport-McMoRan Copper & Gold, Inc (Class A) ..      51,135
      1,412        Georgia Gulf Corp ..............................      32,292
     11,791        Georgia-Pacific Corp ...........................     154,344
        500        Gibraltar Steel Corp ...........................      11,130
        400        Glatfelter .....................................       4,620
      1,727        Granite Construction, Inc ......................      28,461
      1,936        Great Lakes Chemical Corp ......................      46,503
        748        Greif Brothers Corp (Class A) ..................      18,326
      1,424        H.B. Fuller Co .................................      37,878
      4,359      * Hecla Mining Co ................................      15,562
      4,204      * Hercules, Inc ..................................      38,719
        800      * Hovnanian Enterprises, Inc (Class A) ...........      27,040
      5,558        IMC Global, Inc ................................      66,974
        554      * Imco Recycling, Inc ............................       3,352


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  29

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 BASIC INDUSTRIES--(Continued)
      1,171      * Insituform Technologies, Inc (Class A) ......... $    16,803
      1,300      * Integrated Electrical Services, Inc ............       4,862
     24,782        International Paper Co .........................     827,471
        800      * International Specialty Products, Inc ..........       7,752
        215        Interpool, Inc .................................       2,584
      2,400      * Jacobs Engineering Group, Inc ..................      74,112
        540      * Jarden Corp ....................................      14,661
      2,260        KB Home ........................................     110,378
     26,584        Kimberly-Clark Corp ............................   1,505,718
      1,600        Lafarge North America, Inc .....................      46,352
      2,730        Lennar Corp ....................................     152,279
      2,267        Lennox International, Inc ......................      29,992
        200      * Liquidmetal Technologies .......................       1,598
      1,500      * Lone Star Technologies, Inc ....................      17,775
      2,385      * Longview Fibre Co ..............................      16,552
      5,381      * Louisiana-Pacific Corp .........................      34,815
      1,011        LSI Industries, Inc ............................      10,252
      2,600        Lubrizol Corp ..................................      73,502
        600      * Lydall, Inc ....................................       7,080
      6,469        Lyondell Chemical Co ...........................      77,240
        662        M/I Schottenstein Homes, Inc ...................      20,853
      1,363        MacDermid, Inc .................................      27,192
      2,442        Martin Marietta Materials, Inc .................      79,536
     24,822        Masco Corp .....................................     485,270
      3,300        Massey Energy Co ...............................      21,285
        490      * Material Sciences Corp .........................       5,963
        801      * Mattson Technology, Inc ........................       1,322
        100      * Maui Land & Pineapple Co .......................       1,813
      1,041        MDC Holdings, Inc ..............................      36,747
     10,295        MeadWestvaco Corp ..............................     197,767
        100      * Mestek, Inc ....................................       1,825
      2,945        Millennium Chemicals, Inc ......................      29,097
      1,067        Minerals Technologies, Inc .....................      39,554
      1,000      * Mobile Mini, Inc ...............................      12,950
        440      * Modtech Holdings, Inc ..........................       4,400
     13,433        Monsanto Co ....................................     205,391
      1,400      * Mueller Industries, Inc ........................      36,260
      1,000      * NCI Building Systems, Inc ......................      18,800
     17,468        Newmont Mining Corp ............................     480,545
        585        NL Industries, Inc .............................       8,488
        400      * Nortek, Inc ....................................      17,308
        320      * Northwest Pipe Co ..............................       5,725
        700      * NS Group, Inc ..................................       4,151
      3,985        Nucor Corp .....................................     151,032
        283      * NVR, Inc .......................................      84,852
        400        Octel Corp .....................................       7,556
      2,660        Olin Corp ......................................      43,571
      1,478        OM Group, Inc ..................................      63,258
      1,817      * Omnova Solutions, Inc ..........................       8,340
      2,100      * Oregon Steel Mills, Inc ........................      12,852
        700      * Osmonics, Inc ..................................       8,330
      5,552      * Owens-Illinois, Inc ............................      62,849
      3,000      * Packaging Corp Of America ......................      52,530
      8,103      * Pactiv Corp ....................................     133,294
        800      * Palm Harbor Homes, Inc .........................       9,289
      1,167        Peabody Energy Corp ............................      29,759
        391        Penford Corp ...................................       5,279
        500        Penn Engineering & Manufacturing Corp ..........       5,600
        363        Penn Virginia Corp .............................      11,761
        900      * Penwest Pharmaceuticals Co .....................       7,497
      4,227      * Phelps Dodge Corp ..............................     108,338
      9,462        Plum Creek Timber Co, Inc ......................     213,936
      4,075        PolyOne Corp ...................................      35,004
        600        Pope & Talbot, Inc .............................       7,710


    SHARES                                                              VALUE
   --------                                                             -----
      1,500        Potlatch Corp .................................. $    43,020
      8,625        PPG Industries, Inc ............................     385,538
      8,397        Praxair, Inc ...................................     429,171
      2,489        Pulte Homes, Inc ...............................     106,106
        400        Quaker Chemical Corp ...........................       7,696
        700        Quanex Corp ....................................      24,290
      1,460        Rayonier, Inc ..................................      61,189
      1,268        Reliance Steel & Aluminum Co ...................      27,706
        400        Roanoke Electric Steel Corp ....................       4,340
        700        Rock-Tenn Co (Class A) .........................      10,794
      7,990        Rohm & Haas Co .................................     247,690
        578        Royal Gold, Inc ................................      11,022
      5,887        RPM, Inc .......................................      82,771
      1,200      * RTI International Metals, Inc ..................      12,600
        948        Ryerson Tull, Inc ..............................       6,096
      1,442        Ryland Group, Inc ..............................      53,599
        155        Schnitzer Steel Industries, Inc (Class A) ......       2,805
      1,470        Schulman (A.), Inc .............................      25,475
      4,219      * Sealed Air Corp ................................      71,259
      2,200      * Shaw Group, Inc ................................      31,240
      6,706        Sherwin-Williams Co ............................     158,798
      3,709        Sigma-Aldrich Corp .............................     182,742
        400      * Silgan Holdings, Inc ...........................      11,376
        716      * Simpson Manufacturing Co, Inc ..................      22,475
        300        Skyline Corp ...................................       8,157
      8,935      * Smurfit-Stone Container Corp ...................     112,313
      2,867        Snap-On, Inc ...................................      65,884
      5,595        Solutia, Inc ...................................      29,206
      4,965        Sonoco Products Co .............................     105,804
        511        Southern Peru Copper Corp ......................       7,006
        754        Spartech Corp ..................................      15,955
      1,700        Standard-Pacific Corp ..........................      39,746
      3,514        Stanley Works ..................................     114,802
      1,596      * Steel Dynamics, Inc ............................      20,892
      2,600      * Stillwater Mining Co ...........................      15,600
        100      * Technical Olympic U.S.A., Inc ..................       1,528
      2,413        Temple-Inland, Inc .............................      93,214
      1,100      * Terra Industries, Inc ..........................       2,035
      1,100        Texas Industries, Inc ..........................      26,708
      2,300      * Toll Brothers, Inc .............................      50,002
      1,346        Tredegar Corp ..................................      22,546
        100        Tremont Corp ...................................       3,201
        300      * Trex Co, Inc ...................................       8,202
      1,400      * U.S. Concrete, Inc .............................       7,350
      5,117        United States Steel Corp .......................      59,408
        752        Universal Forest Products, Inc .................      14,153
        745      * URS Corp .......................................      12,345
      4,300        USEC, Inc ......................................      26,918
      1,577     b* USG Corp .......................................       6,308
      2,572        Valspar Corp ...................................      95,936
      4,824        Vulcan Materials Co ............................     174,436
        506      * Water Pik Technologies, Inc ....................       5,136
        861        Watsco, Inc ....................................      12,312
      1,872        Wausau-Mosinee Paper Corp ......................      17,241
        364      * WCI Communities, Inc ...........................       4,623
        800        WD-40 Co .......................................      23,120
      1,600        Wellman, Inc ...................................      21,840
        657        West Pharmaceutical Services, Inc ..............      14,073
     11,213        Weyerhaeuser Co ................................     490,793
        289      * William Lyon Homes, Inc ........................       6,621
      3,366        Worthington Industries, Inc ....................      62,944
      2,504     b* WR Grace & Co ..................................       4,006
      2,000        York International Corp ........................      56,400
                                                                    -----------
                   TOTAL BASIC INDUSTRIES                            17,907,256
                                                                    -----------


                       SEE NOTES TO FINANCIAL STATEMENTS


30  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 CONSUMER CYCLICAL--11.14%
        200      * 1-800 Contacts, Inc ............................. $    2,000
      2,085      * 99 Cents Only Stores ............................     43,160
        700        Aaron Rents, Inc ................................     16,100
      4,339      * Abercrombie & Fitch Co (Class A) ................     85,348
      3,000      * Acclaim Entertainment, Inc ......................      3,300
        652      * Acme Communication, Inc .........................      5,086
        797        Action Performance Cos, Inc .....................     20,483
      2,676     b* Adelphia Communications Corp (Class A) ..........        335
        738      * Advance Auto Parts ..............................     38,922
        798        Advanced Marketing Services, Inc ................     11,004
        677      * Aeropostale, Inc ................................     10,426
        674      * AFC Enterprises, Inc ............................     13,608
        489      * Aftermarket Technology Corp .....................      6,323
      2,128      * Alliance Gaming Corp ............................     32,899
      1,600      * AMC Entertainment, Inc ..........................     11,840
        400      * Amerco ..........................................      4,024
      1,287      * American Axle & Manufacturing Holdings, Inc .....     32,149
      2,850      * American Eagle Outfitters, Inc ..................     34,371
      3,414      * American Greetings Corp (Class A) ...............     54,965
        470      * Ameristar Casinos, Inc ..........................      8,911
        429        Angelica Corp ...................................      9,219
      2,249      * AnnTaylor Stores Corp ...........................     51,794
    219,770      * AOL Time Warner, Inc ............................  2,571,309
      1,322        Apogee Enterprises, Inc .........................     14,463
      6,038      * Apollo Group, Inc (Class A) .....................    262,230
        755      * Apollo Group, Inc (University Of Phoenix Online)      24,273
      2,863        Applebee's International, Inc ...................     62,757
        964        Arctic Cat, Inc .................................     13,457
        100      * Arden Group, Inc (Class A) ......................      5,551
      1,300      * Argosy Gaming Co ................................     29,848
      3,485        ArvinMeritor, Inc ...............................     65,170
      5,048        Autoliv, Inc ....................................    106,412
      1,700      * Aztar Corp ......................................     22,457
      1,600      * Bally Total Fitness Holding Corp ................     15,856
        500        Bandag, Inc .....................................     15,250
        623        Barnes Group, Inc ...............................     12,516
        543        Bassett Furniture Industries, Inc ...............      7,477
        200      * Beasley Broadcast Group, Inc (Class A) ..........      2,512
        300      * Bebe Stores, Inc ................................      3,543
     14,966      * Bed Bath & Beyond, Inc ..........................    487,443
      4,513        Belo Corp (Class A) .............................     98,744
        294      * Benihana, Inc (Class A) .........................      3,646
      5,995      * Big Lots, Inc ...................................     94,901
        305        Blair Corp ......................................      6,237
      1,400        Blockbuster, Inc (Class A) ......................     34,720
      1,837        Bob Evans Farms, Inc ............................     43,537
      1,600      * Boca Resorts, Inc (Class A) .....................     16,320
      1,300        BorgWarner, Inc .................................     64,532
      1,900        Bowne & Co, Inc .................................     19,000
      1,600      * Boyd Gaming Corp ................................     29,872
        679      * Boyds Collection Ltd ............................      4,373
      5,001      * Brinker International, Inc ......................    129,526
        424      * Brookstone, Inc .................................      5,215
        872        Brown Shoe Co, Inc ..............................     15,609
      4,629        Brunswick Corp ..................................     97,394
        582      * Buca, Inc .......................................      4,656
        400      * Buckle, Inc .....................................      8,040
        865        Burlington Coat Factory Warehouse Corp ..........     15,570
        400        Bush Industries, Inc (Class A) ..................      3,224
      6,967      * Cablevision Systems Corp (Class A) ..............     63,121
        100      * Cache, Inc ......................................      1,330
        716      * California Pizza Kitchen, Inc ...................     16,475
      3,495        Callaway Golf Co ................................     36,348
        458      * Cascade Corp ....................................      6,435


    SHARES                                                              VALUE
   --------                                                             -----
      1,884      * Catalina Marketing Corp ......................... $   52,903
        700        Cato Corp (Class A) .............................     13,286
      2,678        CBRL Group, Inc .................................     61,112
      1,212      * CEC Entertainment, Inc ..........................     41,341
        847      * Central Garden & Pet Co .........................     14,492
        500      * Championship Auto Racing Teams, Inc .............      1,885
        616      * Champps Entertainment, Inc ......................      4,823
        341      * Charlotte Russe Holding, Inc ....................      3,240
      6,153      * Charming Shoppes, Inc ...........................     41,533
      7,000      * Charter Communications, Inc (Class A) ...........     13,020
        382      * Checkers Drive-In Restaurant ....................      3,056
        282      * Cherokee, Inc ...................................      4,549
        503      * Chicago Pizza & Brewery, Inc ....................      3,466
      3,784      * Chico's FAS, Inc ................................     60,279
        606      * Children's Place Retail Stores, Inc .............      6,121
      1,155      * Choice Hotels International, Inc ................     26,692
      1,169      * Christopher & Banks Corp ........................     29,365
        330        Churchill Downs, Inc ............................     12,045
      2,943      * CKE Restaurants, Inc ............................     11,772
      2,200        Claire's Stores, Inc ............................     47,960
     26,429      * Clear Channel Communications, Inc ...............    918,408
        659        Coachmen Industries, Inc ........................      9,892
        200      * Coldwater Creek, Inc ............................      2,636
        600      * Cole National Corp ..............................      7,530
        700      * Columbia Sportswear Co ..........................     24,304
     48,562      * Comcast Corp (Class A) Special ..................  1,013,003
      3,041        Cooper Tire & Rubber Co .........................     49,082
      3,425      * Copart, Inc .....................................     37,161
     10,626      * Cox Communications, Inc (Class A) ...............    261,293
      1,695      * Cox Radio, Inc (Class A) ........................     44,341
        300        CPI Corp ........................................      4,125
        619      * Cross Media Marketing Corp ......................        464
      1,100      * Crown Media Holdings, Inc (Class A) .............      3,850
        400      * CSS Industries, Inc .............................     14,424
        430      * Culp, Inc .......................................      3,655
      1,531      * Cumulus Media, Inc (Class A) ....................     27,022
      7,604        Dana Corp .......................................     99,460
      8,863        Darden Restaurants, Inc .........................    214,839
        520      * Dave & Buster's, Inc ............................      5,829
     28,800        Delphi Corp .....................................    246,240
        522      * Department 56, Inc ..............................      5,455
        500      * DHB Industries, Inc .............................      1,060
      3,545        Dillard's, Inc (Class A) ........................     71,538
     14,464        Dollar General Corp .............................    194,107
      1,400      * Dollar Thrifty Automotive Group, Inc ............     22,470
      5,849      * Dollar Tree Stores, Inc .........................    128,912
      1,999        Donaldson Co, Inc ...............................     68,626
        413        Dover Downs Gaming & Entertainment, Inc .........      3,362
        448        Dover Motorsport, Inc ...........................      1,792
      2,550        Dow Jones & Co, Inc .............................     97,946
      1,512      * Dress Barn, Inc .................................     23,527
        755      * Dura Automotive Systems, Inc ....................      9,249
     15,018        Eastman Kodak Co ................................    409,090
        773      * Elizabeth Arden, Inc ............................      9,268
      1,916      * Emmis Communications Corp (Class A) .............     36,404
      1,805      * Entercom Communications Corp ....................     85,503
      2,405      * Entravision Communications Corp (Class A) .......     31,866
      2,400        Equity Inns, Inc ................................     14,880
        237      * Escalade, Inc ...................................      4,704
        857      * EUniverse, Inc ..................................      2,511
      3,759      * Extended Stay America, Inc ......................     47,739
      1,069        Factset Research Systems, Inc ...................     28,382
      8,210        Family Dollar Stores, Inc .......................    220,685
     10,292      * Federated Department Stores, Inc ................    302,996
        800      * Finish Line, Inc (Class A) ......................      7,216


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  31

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 CONSUMER CYCLICAL--(Continued)
        232      * Fisher Communications, Inc ...................... $   10,904
         23        Florida East Coast Industries, Inc (Class B) ....        505
      7,268      * Foot Locker, Inc ................................     72,607
      1,200      * Footstar, Inc ...................................      9,360
     93,032        Ford Motor Co ...................................    911,714
      1,105        Forest City Enterprises, Inc (Class A) ..........     35,913
      1,068      * Fossil, Inc .....................................     21,413
      6,616      * Fox Entertainment Group, Inc (Class A) ..........    145,750
      1,091        Fred's, Inc .....................................     32,575
        600        Friedman's, Inc (Class A) .......................      4,668
      1,012        G & K Services, Inc (Class A) ...................     34,256
     13,652        Gannett Co, Inc .................................    985,401
     31,537        Gap, Inc ........................................    342,176
      1,071      * Gaylord Entertainment Co ........................     20,263
     11,938      * Gemstar-TV Guide International, Inc .............     30,084
      1,719        GenCorp, Inc ....................................     17,293
     28,773        General Motors Corp .............................  1,119,270
      1,000      * Genesco, Inc ....................................     13,800
      3,727      * Gentex Corp .....................................    101,337
      8,964        Genuine Parts Co ................................    274,657
      7,285        Goodyear Tire & Rubber Co .......................     64,764
        704      * Goody's Family Clothing, Inc ....................      3,323
      2,492        Graco, Inc ......................................     61,802
        545        Gray Television, Inc (Class A) ..................      7,330
         29        Grey Global Group, Inc ..........................     17,110
      1,004      * Group 1 Automotive, Inc .........................     22,439
        700      * GSI Commerce, Inc ...............................      3,535
        200      * Guess?, Inc .....................................        858
        700      * Guitar Center, Inc ..............................     13,146
        700      * Gulfmark Offshore, Inc ..........................     12,110
      1,226      * Gymboree Corp ...................................     19,996
      1,048        Hancock Fabrics, Inc ............................     16,925
      1,400      * Handleman Co ....................................     12,810
     15,506        Harley-Davidson, Inc ............................    720,254
      1,291        Harman International Industries, Inc ............     66,809
      5,861      * Harrah's Entertainment, Inc .....................    282,559
      1,514      * Harris Interactive, Inc .........................      3,482
      3,152        Harte-Hanks, Inc ................................     58,659
        700        Haverty Furniture Cos, Inc ......................      8,750
        833      * Hearst-Argyle Television, Inc ...................     20,692
        450      * Hibbett Sporting Goods, Inc .....................      9,338
     16,983        Hilton Hotels Corp ..............................    193,267
      3,046      * Hispanic Broadcasting Corp ......................     56,808
      2,781        Hollinger International, Inc ....................     25,279
        500      * Hollywood Casino Corp (Class A) .................      6,040
      2,700      * Hollywood Entertainment Corp ....................     39,204
      1,707      * Hot Topic, Inc ..................................     30,777
        635      * iDine Rewards Network, Inc ......................      5,874
        956      * IHOP Corp .......................................     23,040
        600      * IMPCO Technologies, Inc .........................      2,160
        590      * Information Holdings, Inc .......................     12,774
      2,400      * Insight Communications Co, Inc ..................     22,152
      1,734      * Interactive Data Corp ...........................     21,242
        822        Intermet Corp ...................................      3,954
      4,646      * International Game Technology ...................    321,224
      1,400        International Speedway Corp (Class A) ...........     55,622
     19,558        Interpublic Group Of Cos, Inc ...................    309,994
      1,101      * Intertan, Inc ...................................      7,685
        741      * Isle Of Capri Casinos, Inc ......................     12,360
     13,730        J.C. Penney Co, Inc .............................    218,582
      1,910      * Jack In The Box, Inc ............................     43,548
      1,054      * Jakks Pacific, Inc ..............................     11,719
        647      * Jo-Ann Stores, Inc (Class A) ....................     18,142
      4,588        Johnson Controls, Inc ...........................    352,450


    SHARES                                                              VALUE
   --------                                                             -----
        100      * Johnson Outdoors, Inc (Class A) ................. $    1,051
      6,200      * Jones Apparel Group, Inc ........................    190,340
      1,366      * Journal Register Co .............................     25,749
     21,874     b* Kmart Corp ......................................     10,718
        700      * K2, Inc .........................................      5,530
      1,300        Kellwood Co .....................................     29,718
        300      * Kenneth Cole Productions, Inc (Class A) .........      6,090
        492      * Keystone Automotive Industries, Inc .............      8,118
      1,800        Kimball International, Inc (Class B) ............     24,876
        912      * Kirby Corp ......................................     20,629
      4,323        Knight Ridder, Inc ..............................    243,860
     14,944      * Kohl's Corp .....................................    908,745
      2,119      * Krispy Kreme Doughnuts, Inc .....................     66,240
      1,177      * Kroll, Inc ......................................     23,340
        500        K-Swiss, Inc (Class A) ..........................     10,685
      3,796      * Lamar Advertising Co ............................    115,209
      1,200        Landry's Restaurants, Inc .......................     27,108
      1,100        LaSalle Hotel Properties ........................     13,750
      2,586        La-Z-Boy, Inc ...................................     59,995
      3,349      * Lear Corp .......................................    139,486
      2,258        Lee Enterprises, Inc ............................     74,198
     10,097        Leggett & Platt, Inc ............................    199,820
        757        Libbey, Inc .....................................     24,118
        600      * Liberty Livewire Corp (Class A) .................        942
    133,143      * Liberty Media Corp (Class A) ....................    955,967
     21,748        Limited Brands, Inc .............................    311,866
        851      * Lin TV Corp (Class A) ...........................     21,062
      1,899      * Linens `n Things, Inc ...........................     34,885
      5,479        Liz Claiborne, Inc ..............................    136,701
        800      * Lodgenet Entertainment Corp .....................      6,128
        930        Lone Star Steakhouse & Saloon, Inc ..............     19,521
        879      * Luby's, Inc .....................................      4,325
      2,050      * Mandalay Resort Group ...........................     68,778
      1,100        Marcus Corp .....................................     14,410
        451        Marine Products Corp ............................      4,785
      9,926        Marriott International, Inc (Class A) ...........    287,755
        400      * Martha Stewart Living Omnimedia, Inc (Class A) ..      2,800
        624      * Maxwell Shoe Co, Inc (Class A) ..................      7,082
     14,807        May Department Stores Co ........................    337,155
      3,965        Maytag Corp .....................................     91,909
        914        McClatchy Co (Class A) ..........................     55,708
     65,293        McDonald's Corp .................................  1,153,074
      9,988        McGraw-Hill Cos, Inc ............................    611,465
        700        Media General, Inc (Class A) ....................     35,595
      2,650      * Mediacom Communications Corp ....................     14,231
        440      * Medis Technologies Ltd ..........................      1,883
      1,604      * Men's Wearhouse, Inc ............................     23,579
      2,066        Meredith Corp ...................................     88,941
        941      * Metro One Telecommunications, Inc ...............      7,999
      2,354      * Metro-Goldwyn-Mayer, Inc ........................     28,130
      3,457      * MGM Mirage ......................................    128,946
      3,400      * Michaels Stores, Inc ............................    155,380
        959      * Micros Systems, Inc .............................     22,239
        212      * Midas, Inc ......................................      1,060
      1,900      * Midway Games, Inc ...............................     10,412
      1,400        Modine Manufacturing Co .........................     26,628
      2,626      * Mohawk Industries, Inc ..........................    130,381
      1,293      * Monaco Coach Corp ...............................     25,899
        100      * Monarch Casino & Resort, Inc ....................      1,332
        306      * Monro Muffler Brake, Inc ........................      5,465
        200      * Mossimo, Inc ....................................      1,176
        177      * Mothers Work, Inc ...............................      6,731
        792      * Movie Gallery, Inc ..............................     11,888
      1,520      * MSC Industrial Direct Co (Class A) ..............     16,142
        833      * MTR Gaming Group, Inc ...........................      7,672


                       SEE NOTES TO FINANCIAL STATEMENTS


32  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 CONSUMER CYCLICAL--(Continued)
        491      * Multimedia Games, Inc ........................... $    9,668
      1,138        Myers Industries, Inc ...........................     14,259
        200        National Presto Industries, Inc .................      5,776
      1,200      * Nautica Enterprises, Inc ........................     12,480
      1,535      * Nautilus Group, Inc .............................     29,933
      1,828      * Neiman Marcus Group, Inc (Class A) ..............     47,985
         30      * Neiman Marcus Group, Inc (Class B) ..............        735
        300      * Netratings, Inc .................................      1,752
      6,946        New York Times Co (Class A) .....................    315,696
      3,717        Nike, Inc (Class B) .............................    160,500
      4,920        Nordstrom, Inc ..................................     88,265
      1,303      * Oakley, Inc .....................................     13,095
        858      * O'Charley's, Inc ................................     16,080
      9,556        Omnicom Group, Inc ..............................    532,078
      2,022      * O'Reilly Automotive, Inc ........................     57,870
        493        Oshkosh B'gosh, Inc (Class A) ...................     16,939
        774        Oshkosh Truck Corp ..............................     43,654
      3,092      * Outback Steakhouse, Inc .........................     84,968
        300        Oxford Industries, Inc ..........................      6,570
        700      * P.F. Chang's China Bistro, Inc ..................     20,321
      1,600      * Pacific Sunwear Of California, Inc ..............     32,576
      1,201      * Panera Bread Co (Class A) .......................     32,427
        600      * Papa John's International, Inc ..................     17,478
     13,902      * Park Place Entertainment Corp ...................    110,521
        600      * Parkervision, Inc ...............................      6,780
      1,159      * Payless Shoesource, Inc .........................     62,598
      1,580      * Penn National Gaming, Inc .......................     29,830
        676      * Penton Media, Inc ...............................        162
      2,288      * Performance Food Group Co .......................     77,700
      1,180        Phillips-Van Heusen Corp ........................     14,868
      4,846        Pier 1 Imports, Inc .............................     92,413
      1,000      * Pinnacle Entertainment, Inc .....................      7,300
      3,146      * Pinnacle Systems, Inc ...........................     33,977
        943      * Pixar, Inc ......................................     45,358
        702      * PLATO Learning, Inc .............................      4,668
        471      * Playboy Enterprises, Inc (Class B) ..............      4,503
      1,200        Polaris Industries, Inc .........................     74,400
      1,674      * Polo Ralph Lauren Corp ..........................     34,786
      2,498      * Presstek, Inc ...................................      6,370
        100      * Pricesmart, Inc .................................      2,000
      2,400      * Prime Hospitality Corp ..........................     19,680
      5,994      * Primedia, Inc ...................................      8,332
        400      * Private Media Group, Inc ........................        944
        500        Pulitzer, Inc ...................................     20,825
        500      * Quaker Fabric Corp ..............................      3,145
      1,072      * Quiksilver, Inc .................................     24,216
      5,403        R.R. Donnelley & Sons Co ........................    127,025
        424      * Racing Champions Ertl Corp ......................      6,928
      2,200      * Radio One, Inc (Class A) ........................     36,652
      1,600      * Radio One, Inc (Class D) ........................     26,384
      1,021      * Rare Hospitality International, Inc .............     23,912
      2,389      * Raytech Corp ....................................     14,549
      5,173        Reader's Digest Association, Inc (Class A) ......     80,957
      2,597      * Reebok International Ltd ........................     65,055
        890      * Regal Entertainment Group (Class A) .............     15,842
      1,020      * Regent Communications, Inc ......................      5,182
      2,217        Regis Corp ......................................     62,719
      1,823      * Rent-A-Center, Inc ..............................     94,705
      1,066      * Resources Connection, Inc .......................     15,361
        421      * Rex Stores Corp .................................      4,336
        400        Riviana Foods, Inc ..............................      9,160
      4,125        Ross Stores, Inc ................................    147,015
      3,392        Ruby Tuesday, Inc ...............................     63,702
      1,400        Russell Corp ....................................     20,986


    SHARES                                                              VALUE
   --------                                                             -----
      2,250      * Ryan's Family Steak Houses, Inc ................. $   27,383
        775      * Saga Communications, Inc (Class A) ..............     14,338
      6,152      * Saks, Inc .......................................     64,781
        382      * Salem Communications Corp (Class A) .............      8,564
        200      * Salton, Inc .....................................      1,702
        300        Schawk, Inc .....................................      2,946
      1,500      * Scholastic Corp .................................     67,020
      2,341      * Scientific Games Corp (Class A) .................     15,687
      1,000      * Scotts Co (Class A) .............................     41,690
        882      * SCP Pool Corp ...................................     24,176
      1,459        Scripps (E.W.) Co (Class A) .....................    101,109
     14,511        Sears Roebuck & Co ..............................    565,929
        374      * Shoe Carnival, Inc ..............................      5,330
      1,200      * ShopKo Stores, Inc ..............................     15,672
        832      * Shuffle Master, Inc .............................     15,484
      1,590      * Sinclair Broadcast Group, Inc (Class A) .........     21,783
      2,758      * Sirius Satellite Radio, Inc .....................      2,758
      4,978      * Six Flags, Inc ..................................     17,523
        856        Smith (A.O.) Corp ...............................     24,328
      1,400      * Sonic Automotive, Inc ...........................     24,780
      1,890      * Sonic Corp ......................................     43,659
      2,416      * Sotheby's Holdings, Inc (Class A) ...............     16,912
      2,000      * Spanish Broadcasting System, Inc (Class A) ......     13,100
        494        Spartan Motors, Inc .............................      5,582
        748        Speedway Motorsports, Inc .......................     17,615
      1,000      * Sports Resorts International, Inc ...............      4,170
      1,063      * Stage Stores, Inc ...............................     23,056
        300        Standard Motor Products, Inc ....................      3,243
        200      * Stanley Furniture Co, Inc .......................      4,248
     19,832      * Starbucks Corp ..................................    409,332
      1,818      * Station Casinos, Inc ............................     30,924
      1,551        Steelcase, Inc (Class A) ........................     16,239
        900      * Stein Mart, Inc .................................      5,256
        553      * Steven Madden Ltd ...............................      7,963
        600      * Stoneridge, Inc .................................     10,200
      1,900        Stride Rite Corp ................................     15,029
      1,000        Sturm Ruger & Co, Inc ...........................     12,200
      1,114        Superior Industries International, Inc ..........     52,447
      1,700      * Sylvan Learning Systems, Inc ....................     23,256
      1,282        Talbots, Inc ....................................     35,896
        200        Tanger Factory Outlet Centers, Inc ..............      5,596
     46,550        Target Corp .....................................  1,374,156
        700      * TBC Corp ........................................      7,259
      1,544      * Tenneco Automotive, Inc .........................      6,500
      2,541      * The Cheesecake Factory, Inc .....................     75,798
      2,451      * The Sports Authority, Inc .......................     14,632
      1,168      * The Steak n Shake Co ............................     12,848
        406      * Thomas Nelson, Inc ..............................      3,573
        800        Thor Industries, Inc ............................     27,808
      1,996      * THQ, Inc ........................................     41,517
      5,758        Tiffany & Co ....................................    123,394
        930      * Timberland Co (Class A) .........................     29,462
     27,628        TJX Cos, Inc ....................................    469,676
      1,783      * Too, Inc ........................................     41,508
      2,100      * Topps Co, Inc ...................................     18,102
      3,354      * Tower Automotive, Inc ...........................     22,472
      9,927        Tribune Co ......................................    415,048
        500      * Tropical Sportswear International Corp ..........      6,490
      5,461        TRW, Inc ........................................    319,742
      1,331      * Tyler Technologies, Inc .........................      5,856
      9,817      * U.S.A. Interactive, Inc .........................    190,253
      2,712      * Unifi, Inc ......................................     17,004
      3,497      * UnitedGlobalcom, Inc (Class A) ..................      5,735
        600      * Universal Electronics, Inc ......................      5,370
      7,805      * Univision Communications, Inc (Class A) .........    177,954


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  33

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 CONSUMER CYCLICAL--(Continued)
        400      * Urban Outfitters, Inc .......................... $     9,716
        580      * Vail Resorts, Inc ..............................       8,213
      2,560      * Valassis Communications, Inc ...................      89,779
      1,300      * Vans, Inc ......................................       7,397
      3,243      * Vastera, Inc ...................................       6,972
      4,343        VF Corp ........................................     156,261
     80,023      * Viacom, Inc (Class B) ..........................   3,244,933
      6,746        Visteon Corp ...................................      63,885
      1,576      * Wabash National Corp ...........................       8,526
    139,812        Wal-Mart Stores, Inc ...........................   6,884,343
    104,596        Walt Disney Co .................................   1,583,583
        191        Washington Post Co (Class B) ...................     123,959
      5,893        Wendy's International, Inc .....................     195,117
        495      * West Marine, Inc ...............................       6,291
      1,300      * Westpoint Stevens, Inc .........................       1,274
      3,922      * Westwood One, Inc ..............................     140,212
      1,169      * Wet Seal, Inc (Class A) ........................      11,690
      3,311        Whirlpool Corp .................................     151,842
      2,467        Wiley (John) & Sons, Inc (Class A) .............      54,299
      4,576      * Williams-Sonoma, Inc ...........................     108,131
        500      * Wilsons The Leather Experts, Inc ...............       3,560
        651        Winnebago Industries, Inc ......................      25,734
      1,167      * WMS Industries, Inc ............................      16,455
      2,155        Wolverine World Wide, Inc ......................      32,325
        470        Woodward Governor Co ...........................      22,277
        800      * World Wrestling Federation Entertainment, Inc ..       6,696
      3,132      * XM Satellite Radio Holdings, Inc ...............      12,215
     19,996      * Yahoo!, Inc ....................................     191,362
        900      * Young Broadcasting, Inc (Class A) ..............       7,803
     15,197      * Yum! Brands, Inc ...............................     421,109
      1,700      * Zale Corp ......................................      51,272
      1,200      * Zomax, Inc .....................................       4,680
                                                                    -----------
                   TOTAL CONSUMER CYCLICAL                           46,769,261
                                                                    -----------
CONSUMER NON-CYCLICAL--11.44%
        600      * 1-800-Flowers.com, Inc (Class A) ...............       4,200
      1,402      * 7-Eleven, Inc ..................................      12,015
        662      * AC Moore Arts & Crafts, Inc ....................      13,988
      1,802        Alberto-Culver Co (Class B) ....................      88,352
     19,394        Albertson's, Inc ...............................     468,559
      9,768      * Amazon.Com, Inc ................................     155,604
        865      * American Italian Pasta Co (Class A) ............      30,872
     44,984        Anheuser-Busch Cos, Inc ........................   2,276,190
        680      * Applica, Inc ...................................       3,604
      1,450      * Aramark Corp (Class B) .........................      30,450
     29,329        Archer Daniels Midland Co ......................     366,906
        593      * Asbury Automotive Group, Inc ...................       5,189
        800      * Aurora Foods, Inc ..............................         520
     10,200      * Autonation, Inc ................................     117,504
      3,726      * Autozone, Inc ..................................     293,832
     12,107        Avon Products, Inc .............................     558,133
      2,302      * Barnes & Noble, Inc ............................      48,710
     13,143      * Best Buy Co, Inc ...............................     293,220
      3,549      * BJ's Wholesale Club, Inc .......................      67,466
      1,500        Blyth, Inc .....................................      41,850
      4,180      * Borders Group, Inc .............................      66,044
        400      * Boston Beer Co, Inc (Class A) ..................       5,560
        100        Bridgford Foods Corp ...........................       1,006
      1,825        Brown-Forman Corp (Class B) ....................     122,184
      2,400      * Cadiz, Inc .....................................       7,200
     11,525        Campbell Soup Co ...............................     254,472
      2,088        Casey's General Stores, Inc ....................      24,116
      3,052      * CDW Computer Centers, Inc ......................     129,283
      1,873      * Chiquita Brands International, Inc .............      28,938
      1,857        Church & Dwight Co, Inc ........................      61,560


    SHARES                                                              VALUE
   --------                                                             -----
      1,918      * Circuit City Stores, Inc (Carmax Group) ........ $    30,784
     10,700        Circuit City Stores, Inc (Circuit City Group) ..     162,105
      8,634        Clorox Co ......................................     346,914
      4,392      * Coach, Inc .....................................     112,435
        100        Coca-Cola Bottling Co Consolidated .............       4,690
    104,114        Coca-Cola Co ...................................   4,993,307
     11,917        Coca-Cola Enterprises, Inc .....................     253,117
     28,033        Colgate-Palmolive Co ...........................   1,512,380
     27,547        Conagra Foods, Inc .............................     684,543
      3,756      * Constellation Brands, Inc (Class A) ............      86,764
      1,359        Coors (Adolph) Co (Class B) ....................      76,512
      1,718        Corn Products International, Inc ...............      49,393
        978      * Cost Plus, Inc .................................      26,259
     23,284      * Costco Wholesale Corp ..........................     753,703
     20,090        CVS Corp .......................................     509,282
      4,660      * Dean Foods Co ..................................     185,375
        200        Deb Shops, Inc .................................       4,986
        251      * DEL Laboratories, Inc ..........................       4,538
      1,547      * Del Monte Foods Co .............................      12,639
      1,900        Delta & Pine Land Co ...........................      35,606
      4,740        Dial Corp ......................................     101,720
      1,927        DIMON, Inc .....................................      12,024
      2,167        Dole Food Co ...................................      62,908
        912        Dreyer's Grand Ice Cream, Inc ..................      63,712
      1,000      * Drugstore.Com, Inc .............................       1,670
      1,109      * Duane Reade, Inc ...............................      17,744
      7,606      * eBay, Inc ......................................     401,673
        485      * Electronics Boutique Holdings Corp .............      13,313
      4,734      * Energizer Holdings, Inc ........................     143,914
      5,415        Estee Lauder Cos (Class A) .....................     155,627
      1,646        Ethan Allen Interiors, Inc .....................      53,265
        466      * Expedia, Inc (Class A) .........................      23,603
         31      * Expedia, Inc Wts 02/04/09 ......................         629
        544      * Factory 2-U Stores, Inc ........................       1,055
        736      * FAO, Inc .......................................       2,098
         35        Farmer Brothers Co .............................      11,375
      3,000        Fastenal Co ....................................      94,740
        403      * Finlay Enterprises, Inc ........................       6,080
      1,968        Fleming Cos, Inc ...............................       9,840
      1,178      * Flowers Foods, Inc .............................      26,776
        805      * FTI Consulting, Inc ............................      32,007
      2,533      * Furniture Brands International, Inc ............      58,132
        409      * Gaiam, Inc .....................................       4,691
        496      * Galyans Trading Co, Inc ........................       4,965
        990      * Gamestop Corp ..................................      20,246
        340      * Gart Sports Co .................................       6,416
     18,779        General Mills, Inc .............................     834,163
     54,228        Gillette Co ....................................   1,605,149
        791      * Great Atlantic & Pacific Tea Co, Inc ...........       6,629
        100      * Green Mountain Coffee, Inc .....................       1,289
     17,945        H.J. Heinz Co ..................................     598,825
      1,278      * Hain Celestial Group, Inc ......................      18,723
      7,230        Hasbro, Inc ....................................      80,470
      3,882        Herman Miller, Inc .............................      68,944
      4,862        Hershey Foods Corp .............................     301,687
    120,589        Home Depot, Inc ................................   3,147,373
        349      * Horizon Organic Holding Corp ...................       5,444
      3,888        Hormel Foods Corp ..............................      85,069
      1,200        Hughes Supply, Inc .............................      34,968
        700        Ingles Markets, Inc (Class A) ..................       7,490
      2,199      * Insight Enterprises, Inc .......................      22,320
        200        Inter Parfums, Inc .............................       1,336
      1,946        Interface, Inc (Class A) .......................       7,706
      3,667        International Flavors & Fragrances, Inc ........     116,794
        800      * International Multifoods Corp ..................      15,680


                       SEE NOTES TO FINANCIAL STATEMENTS


34  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 CONSUMER NON-CYCLICAL--(Continued)
      2,266        Interstate Bakeries Corp ....................... $    60,208
        300      * J & J Snack Foods Corp .........................      11,055
      2,312        J.M. Smucker Co ................................      84,850
        940      * Jill (J.) Group, Inc ...........................      16,375
     12,596        Kellogg Co .....................................     418,817
     14,449        Kraft Foods, Inc (Class A) .....................     526,811
     40,798      * Kroger Co ......................................     575,252
      1,400        Lancaster Colony Corp ..........................      58,968
      1,200        Lance, Inc .....................................      15,300
        500      * Lithia Motors, Inc (Class A) ...................       8,505
      1,396        Loews Corp (Carolina Group) ....................      26,259
      1,511        Longs Drug Stores Corp .........................      34,889
     39,809        Lowe's Cos .....................................   1,648,093
        379      * MarineMax, Inc .................................       3,415
        850      * Marvel Enterprises, Inc ........................       5,950
     22,406        Mattel, Inc ....................................     403,532
      7,137        McCormick & Co, Inc (Non-Vote) .................     162,724
        637      * Monterey Pasta Co ..............................       2,962
        500        Movado Group, Inc ..............................       8,125
        484        Nash Finch Co ..................................       6,582
        100      * National Beverage Corp .........................       1,366
        600        Nature's Sunshine Products, Inc ................       6,498
      2,187      * NBTY, Inc ......................................      28,387
        411      * NetFlix, Inc ...................................       3,987
     13,709        Newell Rubbermaid, Inc .........................     423,197
      2,164        Nu Skin Enterprises, Inc (Class A) .............      26,401
     15,780      * Office Depot, Inc ..............................     194,725
      6,306      * OfficeMax, Inc .................................      25,728
        849        Oneida Ltd .....................................      11,827
        100      * Overstock.com, Inc .............................         595
        225      * Party City Corp ................................       3,094
      1,637      * Pathmark Stores, Inc ...........................      14,979
        408      * PayPal, Inc ....................................       8,531
        200      * PC Connection, Inc .............................         812
        531      * Peets Coffee & Tea, Inc ........................       6,797
        508      * Penn Traffic Co ................................       3,317
      2,500        Pep Boys-Manny Moe & Jack ......................      30,625
      9,020        Pepsi Bottling Group, Inc ......................     211,068
      4,212        PepsiAmericas Inc ..............................      59,810
     90,759        PepsiCo, Inc ...................................   3,353,545
      3,320      * Perrigo Co .....................................      35,292
        754      * Petco Animal Supplies, Inc .....................      16,354
      6,833      * Petsmart, Inc ..................................     121,696
    109,729        Philip Morris Cos, Inc .........................   4,257,485
      1,000        Pilgrim's Pride Corp (Class B) .................       9,300
      1,503      * Playtex Products, Inc ..........................      12,791
      5,682      * Priceline.com, Inc .............................       8,296
        715      * Princeton Review, Inc ..........................       4,290
     66,705        Procter & Gamble Co ............................   5,962,093
      4,714        R.J. Reynolds Tobacco Holdings, Inc ............     190,068
      8,949      * RadioShack Corp ................................     179,517
      1,502      * Ralcorp Holdings, Inc ..........................      31,948
        682      * Restoration Hardware, Inc ......................       3,069
        272      * Revlon, Inc (Class A) ..........................         813
     20,746      * Rite Aid Corp ..................................      43,567
        500      * Robert Mondavi Corp (Class A) ..................      15,230
      1,699        Ruddick Corp ...................................      25,808
        500        Russ Berrie & Co, Inc ..........................      15,005
     24,784      * Safeway, Inc ...................................     552,683
        200        Sanderson Farms, Inc ...........................       3,200
     40,241        Sara Lee Corp ..................................     736,008
        817        Schweitzer-Mauduit International, Inc ..........      17,443
         20        Seaboard Corp ..................................       4,300
        600      * Seminis, Inc (Class A) .........................       1,758


    SHARES                                                              VALUE
   --------                                                             -----
      2,196        Sensient Technologies Corp ..................... $    46,401
        470      * Sharper Image Corp .............................       8,986
      1,300      * Shop At Home, Inc ..............................       3,042
        700      * Skechers U.S.A., Inc (Class A) .................       6,678
        500      * Smart & Final, Inc .............................       2,125
      5,461      * Smithfield Foods, Inc ..........................      85,738
      1,400      * Stamps.com, Inc ................................       5,922
        500        Standard Commercial Corp .......................       8,370
     23,925      * Staples, Inc ...................................     306,001
        200      * Steinway Musical Instruments, Inc ..............       3,070
        300        Stepan Co ......................................       8,055
        800        Tasty Baking Co ................................      10,200
      1,565      * The Bombay Co, Inc .............................       4,226
        717        Thomas Industries, Inc .........................      17,782
      1,746      * Ticketmaster (Class B) .........................      26,627
      1,270        Tootsie Roll Industries, Inc ...................      37,744
     10,035      * Toys ORO Us, Inc ...............................     102,156
        720      * Tractor Supply Co ..............................      22,882
        636      * Trans World Entertainment Corp .................       2,003
        702      * Triarc Cos, Inc ................................      15,928
        500      * Tuesday Morning Corp ...........................       9,105
      2,641        Tupperware Corp ................................      43,893
        800      * Tweeter Home Entertainment Group, Inc ..........       5,520
     11,497        Tyson Foods, Inc (Class A) .....................     133,710
        845      * United Auto Group, Inc .........................      11,838
      1,067      * United Natural Foods, Inc ......................      24,573
      1,300        Universal Corp .................................      45,591
      8,713        UST, Inc .......................................     245,794
      1,169      * Valuevision International, Inc (Class A) .......      13,747
      1,160        Vector Group Ltd ...............................      14,604
        300      * Virbac Corp ....................................       1,524
     52,509        Walgreen Co ....................................   1,615,177
      1,259      * Weight Watchers International, Inc .............      54,590
        521        Weis Markets, Inc ..............................      17,443
        527      * Whitehall Jewellers, Inc .......................       5,544
      2,700      * Whole Foods Market, Inc ........................     115,668
        859      * Wild Oats Markets, Inc .........................       7,800
      3,373        Winn-Dixie Stores, Inc .........................      44,254
      8,296        Wrigley (Wm.) Jr Co ............................     410,569
      1,456      * Yankee Candle Co, Inc ..........................      25,000
                                                                    -----------
                   TOTAL CONSUMER NON-CYCLICAL                       48,024,996
                                                                    -----------
 ENERGY--5.90%
        907      * 3TEC Energy Corp ...............................      12,970
      3,645        Amerada Hess Corp ..............................     247,423
     12,743        Anadarko Petroleum Corp ........................     567,573
      7,056        Apache Corp ....................................     419,479
      3,453        Ashland, Inc ...................................      92,506
        400      * Atwood Oceanics, Inc ...........................      11,700
     17,312        Baker Hughes, Inc ..............................     502,567
        964        Berry Petroleum Co (Class A) ...................      16,378
      8,013      * BJ Services Co .................................     208,338
     10,294        Burlington Resources, Inc ......................     394,878
      1,406        Cabot Oil & Gas Corp (Class A) .................      30,229
      1,800      * Cal Dive International, Inc ....................      36,301
        473        CARBO Ceramics, Inc ............................      16,952
      7,400        Chesapeake Energy Corp .........................      48,840
     54,726        ChevronTexaco Corp .............................   3,789,776
        900      * Comstock Resources, Inc ........................       6,210
     34,645        ConocoPhillips .................................   1,601,985
      2,367      * Cooper Cameron Corp ............................      98,846
      1,300      * Denbury Resources, Inc .........................      13,221
      7,418        Devon Energy Corp ..............................     357,919
      2,752        Diamond Offshore Drilling, Inc .................      54,902
        400      * Dril-Quip, Inc .................................       6,740
        400      * Encore Acquisition Co ..........................       6,580


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  35

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 ENERGY--(Continued)
      1,032      * Energy Partners Ltd ............................ $     8,400
      7,646        ENSCO International, Inc .......................     191,456
      5,938        EOG Resources, Inc .............................     213,530
      1,000      * Evergreen Resources, Inc .......................      40,980
        895      * Exploration Co Of Delaware, Inc ................       4,645
    347,983        Exxon Mobil Corp ...............................  11,100,658
      1,550      * Forest Oil Corp ................................      39,525
      1,500        Frontier Oil Corp ..............................      18,600
        756        Getty Realty Corp ..............................      14,424
      3,959      * Global Industries Ltd ..........................      16,351
      4,595      * Grant Prideco, Inc .............................      39,241
      8,591      * Grey Wolf, Inc .................................      30,928
        500      * Gulf Island Fabrication, Inc ...................       5,880
     22,362        Halliburton Co .................................     288,693
      2,446      * Hanover Compressor Co ..........................      20,302
      1,625      * Harvest Natural Resources, Inc .................       8,824
      2,577        Helmerich & Payne, Inc .........................      88,211
        400        Holly Corp .....................................       6,792
        676      * Horizon Offshore, Inc ..........................       2,847
        500      * Houston Exploration Co .........................      15,575
        600      * Hydril Co ......................................      14,928
      2,700      * Input/Output, Inc ..............................      12,933
      5,181        Kerr-McGee Corp ................................     225,063
      5,014      * Key Energy Services, Inc .......................      39,510
        800      * Key Production Co, Inc .........................      12,960
        300        Lufkin Industries, Inc .........................       7,380
      2,824      * Magnum Hunter Resources, Inc ...................      14,826
        215      * Magnum Hunter Resources, Inc Wts 03/21/05 ......          77
     15,844        Marathon Oil Corp ..............................     359,342
      1,764      * Maverick Tube Corp .............................      15,647
      1,000      * Meridian Resource Corp .........................       2,110
      1,882        Murphy Oil Corp ................................     154,456
      4,197      * National-Oilwell, Inc ..........................      81,338
      2,232      * Newfield Exploration Co ........................      74,973
      2,872        Noble Energy, Inc ..............................      97,562
        702      * Nuevo Energy Co ................................       7,652
     19,253        Occidental Petroleum Corp ......................     546,400
      8,998        Ocean Energy, Inc ..............................     179,510
      1,200      * Oceaneering International, Inc .................      30,540
      3,115      * Parker Drilling Co .............................       6,853
      1,200        Patina Oil & Gas Corp ..........................      34,200
      3,591      * Patterson-UTI Energy, Inc ......................      91,606
      4,179      * Pennzoil-Quaker State Co .......................      91,813
        196      * Petroleum Helicopters (Vote) ...................       5,155
      5,863      * Pioneer Natural Resources Co ...................     142,178
      1,213      * Plains Resources, Inc ..........................      31,271
      2,970        Pogo Producing Co ..............................     101,158
        988      * Premcor, Inc ...................................      15,502
      5,736      * Pride International, Inc .......................      74,568
        600      * Prima Energy Corp ..............................      12,582
        906      * Pure Resources, Inc ............................      20,294
        600      * Quantum Fuel Systems Technologies Worldwide, Inc       1,284
      3,075      * Range Resources Corp ...........................      14,391
      1,125      * Remington Oil & Gas Corp .......................      15,863
      4,808        Rowan Cos, Inc .................................      89,621
        700        RPC, Inc .......................................       6,930
        864      * Seacor Smit, Inc ...............................      35,415
      5,094      * Smith International, Inc .......................     149,305
      1,250      * Spinnaker Exploration Co .......................      35,875
      1,400        St. Mary Land & Exploration Co .................      33,460
      1,079      * Stone Energy Corp ..............................      35,068
      3,449        Sunoco, Inc ....................................     104,022
      2,400      * Superior Energy Services, Inc ..................      15,600
      1,218      * Swift Energy Co ................................      12,667


    SHARES                                                              VALUE
   --------                                                             -----
      4,000      * Tesoro Petroleum Corp .......................... $    11,200
      2,713        Tidewater, Inc .................................      73,224
      1,800      * Tom Brown, Inc .................................      41,220
        400      * Transmontaigne, Inc ............................       1,992
      3,100      * Trico Marine Services, Inc .....................       7,874
      1,900      * Unit Corp ......................................      36,385
        800      * Universal Compression Holdings, Inc ............      12,960
     12,547        Unocal Corp ....................................     393,850
      5,164        Valero Energy Corp .............................     136,691
      4,042      * Varco International, Inc .......................      68,391
      1,450      * Veritas DGC, Inc ...............................      15,675
      2,659        Vintage Petroleum, Inc .........................      28,717
        813      * Westport Resources Corp ........................      14,878
      1,144      * W-H Energy Services, Inc .......................      19,791
        438        World Fuel Services Corp .......................       8,453
      5,927        XTO Energy, Inc ................................     122,155
                                                                    -----------
                   TOTAL ENERGY                                      24,745,519
                                                                    -----------
 FINANCIAL SERVICES--22.35%
        605        1st Source Corp ................................       8,524
      1,711        21st Century Insurance Group ...................      17,640
      4,130        A.G. Edwards, Inc ..............................     132,077
        477        ABC Bancorp ....................................       6,115
        500        Acadia Realty Trust ............................       3,700
        771        Advanta Corp (Class A) .........................       7,749
      1,100      * Affiliated Managers Group, Inc .................      49,071
     26,576        Aflac, Inc .....................................     815,617
        571        Alabama National Bancorp .......................      25,855
        900        Alexandria Real Estate Equities, Inc ...........      38,232
      1,632        Alfa Corp ......................................      19,992
        272      * Alleghany Corp .................................      51,544
        551        Allegiant Bancorp, Inc .........................       8,954
      5,198        Allied Capital Corp ............................     113,784
      2,774        Allmerica Financial Corp .......................      33,288
     36,433        Allstate Corp ..................................   1,295,193
      4,284        AMB Property Corp ..............................     123,808
      4,312        Ambac Financial Group, Inc .....................     232,374
      1,300        Amcore Financial, Inc ..........................      28,548
      2,050        American Capital Strategies Ltd ................      38,622
     60,528        American Express Co ............................   1,887,263
      1,602        American Financial Group, Inc ..................      36,878
      1,200        American Financial Holdings, Inc ...............      36,492
        450        American Home Mortgage Holdings, Inc ...........       4,965
    117,941        American International Group, Inc ..............   6,451,372
        322        American National Bankshares, Inc ..............       8,842
        500        American National Insurance Co .................      34,505
        491      * American Physicians Capital, Inc ...............       8,278
      4,287      * AmeriCredit Corp ...............................      34,596
      4,736      * Ameritrade Holding Corp ........................      17,665
      2,036        AmerUs Group Co ................................      57,741
        800        AMLI Residential Properties Trust ..............      17,664
     18,531        AmSouth Bancorp ................................     384,333
      1,090        Anchor Bancorp Wisconsin, Inc ..................      22,018
      4,251        Annaly Mortgage Management, Inc ................      78,431
      2,548        Anthracite Capital, Inc ........................      28,792
        966        Anworth Mortgage Asset Corp ....................      11,776
     12,233        AON Corp .......................................     250,654
      4,186        Apartment Investment & Management Co (Class A) .     162,626
      1,616        Apex Mortgage Capital, Inc .....................      18,083
      9,031        Archstone-Smith Trust ..........................     215,660
      2,997        Arden Realty, Inc ..............................      70,879
        958        Argonaut Group, Inc ............................      16,526
        305        Arrow Financial Corp ...........................       8,738
      3,943        Associated Banc-Corp ...........................     125,111
        800        Associated Estates Realty Corp .................       6,480
      4,323        Astoria Financial Corp .........................     105,481


                       SEE NOTES TO FINANCIAL STATEMENTS


36  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 FINANCIAL SERVICES--(Continued)
      3,086        AvalonBay Communities, Inc ..................... $   128,995
        246        Baldwin & Lyons, Inc (Class B) .................       5,378
        599      * Banc Corp ......................................       4,636
        200        Bancfirst Corp .................................       9,844
      4,052        Bancorpsouth, Inc ..............................      79,824
        500        Bank Mutual Corp ...............................      10,120
     78,945        Bank Of America Corp ...........................   5,036,691
        726        Bank Of Granite Corp ...........................      13,068
      3,387        Bank Of Hawaii Corp ............................      94,497
     37,374        Bank Of New York Co, Inc .......................   1,074,129
        269        Bank Of The Ozarks, Inc ........................       6,160
     60,230        Bank One Corp ..................................   2,252,602
      2,400        BankAtlantic Bancorp, Inc (Class A) ............      21,552
      7,558        Banknorth Group, Inc ...........................     179,503
        900      * Bankunited Financial Corp (Class A) ............      14,355
        444        Banner Corp ....................................       8,969
      3,527      * Bay View Capital Corp ..........................      19,998
     24,629        BB&T Corp ......................................     863,000
      4,808        Bear Stearns Cos, Inc ..........................     271,171
        542      * Beazer Homes U.S.A., Inc .......................      33,089
        800        Bedford Property Investors, Inc ................      19,808
      1,990        Berkley (W.R.) Corp ............................      67,660
        338        Berkshire Hills Bancorp, Inc ...................       7,943
        400      * BKF Capital Group, Inc .........................       8,432
        700      * Blackrock, Inc .................................      28,994
        654      * BOK Financial Corp .............................      21,255
      1,092        Boston Private Financial Holdings, Inc .........      23,260
      3,457        Boston Properties, Inc .........................     128,600
        250        Bostonfed Bancorp, Inc .........................       7,498
      1,159        Boykin Lodging Co ..............................      11,150
      1,329        Brandywine Realty Trust ........................      29,969
      2,359        BRE Properties, Inc (Class A) ..................      72,539
      3,066        Brookline Bancorp, Inc .........................      36,029
      2,442        Brown & Brown, Inc .............................      73,260
        242        Bryn Mawr Bank Corp ............................       9,554
        400        BSB Bancorp, Inc ...............................       7,964
        408        Camden National Corp ...........................      10,608
      1,899        Camden Property Trust ..........................      62,952
      1,118        Capital Automotive REIT ........................      27,928
        300        Capital City Bank Group, Inc ...................       9,918
     10,566        Capital One Financial Corp .....................     368,965
        394        Capitol Bancorp Ltd ............................       6,863
      1,234        Capitol Federal Financial ......................      27,345
        600        Capstead Mortgage Corp .........................      12,402
      2,601        CarrAmerica Realty Corp ........................      65,467
        676        Cascade Bancorp ................................       9,221
      1,791        Cash America International, Inc ................      14,668
      4,241      * Catellus Development Corp ......................      78,246
        800        Cathay Bancorp, Inc ............................      31,200
        227        CB Bancshares, Inc .............................       7,972
      1,074        CBL & Associates Properties, Inc ...............      41,618
        467        CCBT Financial Cos, Inc ........................      12,221
        506      * CCC Information Services Group, Inc ............       6,613
      1,308        Centennial Bancorp .............................      11,353
        802        Center Trust, Inc ..............................       4,652
      1,161        Centerpoint Properties Corp ....................      64,436
        250      * Central Coast Bancorp ..........................       4,623
        221        Century Bancorp, Inc (Class A) .................       5,865
      1,425      * Ceres Group, Inc ...............................       2,750
      1,000        CFS Bancorp, Inc ...............................      14,100
     56,043        Charles Schwab Corp ............................     487,574
        151        Charter Financial Corp .........................       4,237
      2,072        Charter Municipal Mortgage Acceptance Co .......      36,509
     11,364        Charter One Financial, Inc .....................     337,738


    SHARES                                                              VALUE
   --------                                                             -----
      1,175        Chateau Communities, Inc ....................... $    31,032
      1,415        Chelsea Property Group, Inc ....................      47,756
      1,172        Chemical Financial Corp ........................      33,824
      1,537        Chittenden Corp ................................      45,495
      4,366      * ChoicePoint, Inc ...............................     155,604
      8,256        Chubb Corp .....................................     452,676
      7,100        Cincinnati Financial Corp ......................     252,619
    264,114        Citigroup, Inc .................................   7,830,979
      2,345        Citizens Banking Corp ..........................      56,679
        546        Citizens First Bancorp, Inc ....................       9,812
        966      * Citizens, Inc ..................................       8,675
        400        City Bank ......................................      11,576
        860        City Holding Co ................................      22,136
      2,100        City National Corp .............................      98,217
        800      * Clark/Bardes, Inc ..............................      14,232
      1,358      * CNA Financial Corp .............................      33,950
        758        CNA Surety Corp ................................      10,006
        200        Coastal Bancorp, Inc ...........................       5,528
        417        Coastal Financial Corp .........................       5,646
        300        CoBiz, Inc .....................................       4,830
      6,148        Colonial Bancgroup, Inc ........................      76,235
        740        Colonial Properties Trust ......................      26,773
        321        Columbia Bancorp ...............................       6,057
      1,020      * Columbia Banking System, Inc ...................      11,291
      9,136        Comerica, Inc ..................................     440,538
      3,000        Commerce Bancorp, Inc ..........................     124,530
      2,973        Commerce Bancshares, Inc .......................     116,155
      1,300        Commerce Group, Inc ............................      42,068
      2,133        Commercial Federal Corp ........................      46,435
      1,828        Commercial Net Lease Realty, Inc ...............      29,467
        342        Commonwealth Bancorp, Inc ......................      15,732
        600        Community Bank System, Inc .....................      17,778
        410        Community Banks, Inc ...........................      11,004
      2,068        Community First Bankshares, Inc ................      57,656
        638        Community Trust Bancorp, Inc ...................      17,162
      6,580        Compass Bancshares, Inc ........................     194,044
      1,400      * CompuCredit Corp ...............................       7,420
        588        Connecticut Bancshares, Inc ....................      21,774
     11,578      * Conseco, Inc ...................................         880
      2,334        Cornerstone Realty Income Trust, Inc ...........      20,773
        768        Corporate Office Properties Trust ..............      10,406
        374        Correctional Properties Trust ..................       8,602
      1,472      * Corrections Corp Of America ....................      20,682
        400        Corus Bankshares, Inc ..........................      17,524
      5,311        Countrywide Credit Industries, Inc .............     250,414
      1,811        Cousins Properties, Inc ........................      41,653
        400        CPB, Inc .......................................      18,468
      1,130        Crawford & Co (Class B) ........................       7,130
        600      * Credit Acceptance Corp .........................       4,920
      4,211        Crescent Real Estate Equities Co ...............      66,113
      1,300        Crown American Realty Trust ....................      11,947
      1,502      * CSK Auto Corp ..................................      18,745
      2,664        Cullen/Frost Bankers, Inc ......................      90,976
         30        Curtiss-Wright Corp (Class B) ..................       1,763
      1,445        CVB Financial Corp .............................      31,703
        654        Delphi Financial Group, Inc (Class A) ..........      23,819
      2,804        Developers Diversified Realty Corp .............      61,716
      1,254        Dime Community Bancshares ......................      26,861
      2,943        Doral Financial Corp ...........................      71,044
      1,056        Downey Financial Corp ..........................      36,168
      6,856        Duke Realty Corp ...............................     168,795
     14,551      * E*trade Group, Inc .............................      64,752
      1,279        East West Bancorp, Inc .........................      43,179
        735        Eastgroup Properties, Inc ......................      18,191
      3,000        Eaton Vance Corp ...............................      82,920


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  37

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 FINANCIAL SERVICES--(Continued)
        851      * Electro Rent Corp .............................. $     8,238
        952        Entertainment Properties Trust .................      21,039
     21,342        Equity Office Properties Trust .................     551,050
        600        Equity One, Inc ................................       7,920
     14,049        Equity Residential .............................     336,333
      1,200        Erie Indemnity Co (Class A) ....................      49,992
        790        Essex Property Trust, Inc ......................      39,058
        645      * Euronet Worldwide, Inc .........................       3,244
        600        F & M Bancorp ..................................      18,960
     51,112        Fannie Mae .....................................   3,043,208
        266        Farmers Capital Bank Corp ......................       8,876
        579        FBL Financial Group, Inc (Class A) .............      10,683
        893        FBR Asset Investment Corp ......................      27,915
        363      * Federal Agricultural Mortgage Corp (Class C) ...      10,712
      2,000        Federal Realty Investment Trust ................      54,000
      4,238        Federated Investors, Inc (Class B) .............     114,384
      2,399        FelCor Lodging Trust, Inc ......................      30,779
        823        Fidelity Bankshares, Inc .......................      14,732
      4,895        Fidelity National Financial, Inc ...............     140,682
     26,206        Fifth Third Bancorp ............................   1,604,593
        636      * Financial Federal Corp .........................      20,257
        399        Financial Industries Corp ......................       6,089
        300        Financial Institutions, Inc ....................       8,145
      3,699        First American Corp ............................      75,571
        300        First Bancorp (North Carolina) .................       7,413
      1,165        First Bancorp (Puerto Rico) ....................      44,410
        100      * First Banks America, Inc .......................       4,015
        400        First Busey Corp (Class A) .....................       9,068
      1,756        First Charter Corp .............................      29,097
        247        First Citizens Bancshares, Inc (Class A) .......      25,461
      3,108        First Commonwealth Financial Corp ..............      38,508
        386        First Community Bancorp ........................      11,171
        479        First Community Bancshares, Inc ................      14,111
        303        First Defiance Financial Corp ..................       5,203
        300        First Essex Bancorp, Inc .......................       9,915
        800        First Federal Capital Corp .....................      15,544
      1,838        First Financial Bancorp ........................      32,735
        625        First Financial Bankshares, Inc ................      22,775
        400        First Financial Corp (Indiana) .................      19,380
        647        First Financial Holdings, Inc ..................      17,514
        675        First Indiana Corp .............................      12,373
        735        First Merchants Corp ...........................      18,155
      2,525        First Midwest Bancorp, Inc .....................      67,822
        465        First National Corp ............................      12,834
        500        First Niagara Financial Group, Inc .............      15,795
        264        First Oak Brook Bancshares, Inc ................       7,849
        726        First Place Financial Corp .....................      10,149
        483      * First Republic Bank ............................      10,505
      1,242        First Sentinel Bancorp, Inc ....................      16,804
        207        First South Bancorp, Inc .......................       7,380
        257        First State Bancorp ............................       6,335
      6,465        First Tennessee National Corp ..................     224,142
      3,726        First Virginia Banks, Inc ......................     138,980
        212        Firstfed America Bancorp, Inc ..................       5,107
        900      * FirstFed Financial Corp ........................      23,175
      4,250        FirstMerit Corp ................................      91,035
        514        Flagstar Bancorp, Inc ..........................      10,640
     53,743        FleetBoston Financial Corp .....................   1,092,595
        450        Flushing Financial Corp ........................       7,506
      2,224        FNB Corp .......................................      62,316
        322        FNB Corp (Virginia) ............................       9,892
        536      * FPIC Insurance Group, Inc ......................       4,717
        203        Franklin Financial Corp ........................       5,002
      8,738        Franklin Resources, Inc ........................     271,752


    SHARES                                                              VALUE
   --------                                                             -----
     35,589        Freddie Mac .................................... $ 1,989,425
      3,108        Fremont General Corp ...........................      15,229
        887      * Friedman, Billings, Ramsey Group, Inc ..........       8,985
        752        Frontier Financial Corp ........................      19,161
      5,318        Fulton Financial Corp ..........................      99,978
        300      * Gabelli Asset Management, Inc (Class A) ........       8,895
      1,249        Gables Residential Trust .......................      33,361
      4,464        Gallagher (Arthur J.) & Co .....................     110,038
      4,012      * Gartner, Inc (Class A) .........................      32,497
        104      * Gartner, Inc (Class B) .........................         832
        400        GBC Bancorp ....................................       7,768
      3,184        General Growth Properties, Inc .................     163,976
        505        German American Bancorp ........................       8,585
        806        Glacier Bancorp, Inc ...........................      18,361
        438        Gladstone Capital Corp .........................       7,393
        901        Glenborough Realty Trust, Inc ..................      18,290
      1,483        Glimcher Realty Trust ..........................      27,791
      1,532        Gold Banc Corp, Inc ............................      14,860
      3,769        Golden State Bancorp, Inc ......................     121,814
      6,423        Golden West Financial Corp .....................     399,382
     12,425        Goldman Sachs Group, Inc .......................     820,423
        297        Granite State Bankshares, Inc ..................      10,036
        200        Great American Financial Resources, Inc ........       3,110
        703        Great Lakes REIT, Inc ..........................      12,281
        300        Great Southern Bancorp, Inc ....................      11,238
      2,237        Greater Bay Bancorp ............................      40,691
      4,356        Greenpoint Financial Corp ......................     181,819
        650        Hancock Holding Co .............................      30,536
        433      * Hanmi Financial Corp ...........................       6,495
      1,100        Harbor Florida Bancshares, Inc .................      22,495
      1,622        Harleysville Group, Inc ........................      42,578
        936        Harleysville National Corp .....................      22,595
     12,671        Hartford Financial Services Group, Inc .........     519,511
        324      * Hawthorne Financial Corp .......................       8,554
      3,078        HCC Insurance Holdings, Inc ....................      73,903
      2,888        Health Care Property Investors, Inc ............     123,029
      2,001        Health Care REIT, Inc ..........................      54,727
      2,100        Healthcare Realty Trust, Inc ...................      65,310
        888        Heritage Property Investment Trust .............      22,164
      8,253        Hibernia Corp (Class A) ........................     164,977
      2,723        Highwoods Properties, Inc ......................      63,718
      1,494        Hilb, Rogal & Hamilton Co ......................      61,628
      1,292        Home Properties Of New York, Inc ...............      41,990
      2,300      * Homestore, Inc .................................         690
      2,800        Hooper Holmes, Inc .............................      17,360
      1,923        Horace Mann Educators Corp .....................      28,268
      3,091        Hospitality Properties Trust ...................     102,374
     12,113      * Host Marriott Corp .............................     112,409
     23,390        Household International, Inc ...................     662,171
      6,368        HRPT Properties Trust ..........................      52,536
      3,946        Hudson City Bancorp, Inc .......................      64,044
        757        Hudson River Bancorp, Inc ......................      18,282
      2,326        Hudson United Bancorp ..........................      61,872
        530        Humboldt Bancorp ...............................       6,349
     12,725        Huntington Bancshares, Inc .....................     231,468
        300        IBERIABANK Corp ................................      11,289
      2,207        IMPAC Mortgage Holdings, Inc ...................      24,608
      2,636        Independence Community Bank Corp ...............      66,137
        225        Independence Holding Co ........................       4,500
        700        Independent Bank Corp (Massachusetts) ..........      13,916
        594        Independent Bank Corp (Michigan) ...............      19,661
      2,981      * IndyMac Bancorp, Inc ...........................      57,444
      1,203        Innkeepers U.S.A. Trust ........................       9,612
      1,264      * Insignia Financial Group, Inc ..................       9,922
      1,952        Instinet Group, Inc ............................       6,051


                       SEE NOTES TO FINANCIAL STATEMENTS


38  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 FINANCIAL SERVICES--(Continued)
        909      * Insurance Auto Auctions, Inc .................... $   13,736
        783        Integra Bank Corp ...............................     14,110
        477        Interchange Financial Services Corp. ............      7,894
      1,168        International Bancshares Corp ...................     45,424
      2,564      * Investment Technology Group, Inc ................     75,023
      3,167        Investors Financial Services Corp ...............     85,731
      1,500        Investors Real Estate Trust .....................     15,885
      1,916        IRT Property Co .................................     22,513
        739        Irwin Financial Corp ............................     12,563
      2,336        iStar Financial, Inc ............................     65,221
        276      * Itla Capital Corp ...............................      8,332
      2,174      * ITT Educational Services, Inc ...................     40,806
    102,186        J.P. Morgan Chase & Co ..........................  1,940,512
      1,831        JDN Realty Corp .................................     22,118
      1,040        Jefferies Group, Inc ............................     39,686
      7,717        Jefferson-Pilot Corp ............................    309,452
     15,093        John Hancock Financial Services, Inc ............    419,585
      1,056        John Nuveen Co (Class A) ........................     24,024
      1,500      * Jones Lang LaSalle, Inc .........................     30,840
        150        Kansas City Life Insurance Co ...................      5,676
     21,896        KeyCorp .........................................    546,743
        734        Keystone Property Trust .........................     12,214
      1,300        Kilroy Realty Corp ..............................     30,823
      4,753        Kimco Realty Corp ...............................    147,818
      4,750      * Knight Trading Group, Inc .......................     17,813
      1,030        Koger Equity, Inc ...............................     17,397
      1,029        Kramont Realty Trust ............................     15,229
      7,045      * La Quinta Corp ..................................     33,816
      2,400      * LaBranche & Co, Inc .............................     48,600
        505        Lakeland Bancorp, Inc ...........................      8,610
        295        Lakeland Financial Corp .........................      6,989
        900        Landamerica Financial Group, Inc ................     29,601
        100        Leeds Federal Bankshares, Inc ...................      3,171
      3,305        Legg Mason, Inc .................................    140,661
     12,534        Lehman Brothers Holdings, Inc ...................    614,793
        451      * LendingTree, Inc ................................      6,648
      1,900        Leucadia National Corp ..........................     64,600
      1,200        Lexington Corporate Properties Trust ............     19,320
        834        Liberty Corp ....................................     29,857
      9,553        Lincoln National Corp ...........................    291,844
      1,189        LNR Property Corp ...............................     39,653
        733      * Local Financial Corp ............................     10,123
        423        LSB Bancshares, Inc .............................      6,954
        638        LTC Properties, Inc .............................      5,181
      4,060        M & T Bank Corp .................................    319,969
        355        Macatawa Bank Corp ..............................      6,543
      1,647        Macerich Co .....................................     51,024
      2,208        Mack-Cali Realty Corp ...........................     70,943
        951        MAF Bancorp, Inc ................................     29,386
        600        Main Street Banks, Inc ..........................     11,118
        313        MainSource Financial Group, Inc .................      7,446
        700        Manufactured Home Communities, Inc ..............     22,316
        415      * Markel Corp .....................................     82,660
     28,146        Marsh & McLennan Cos, Inc .......................  1,171,999
     10,917        Marshall & Ilsley Corp ..........................    304,475
        245        MASSBANK Corp ...................................      7,335
        494        MB Financial, Inc ...............................     16,549
      7,573        MBIA, Inc .......................................    302,541
     54,517        MBNA Corp .......................................  1,002,022
      1,072        MCG Capital Corp ................................     14,129
        300        Medford Bancorp, Inc ............................     10,485
     22,582        Mellon Financial Corp ...........................    585,551
      3,610        Mercantile Bankshares Corp ......................    137,794
        252        Merchants Bancshares, Inc .......................      6,224


    SHARES                                                              VALUE
   --------                                                             -----
      1,300        Mercury General Corp ............................ $   55,640
      2,000        Meristar Hospitality Corp .......................     17,180
        400      * Meritage Corp ...................................     14,180
     44,034        Merrill Lynch & Co, Inc .........................  1,450,920
     15,258        MetLife, Inc ....................................    347,272
      1,264        Metris Cos, Inc .................................      2,920
      2,328        MFA Mortgage Investments, Inc ...................     18,857
      4,700        MGIC Investment Corp ............................    191,901
      1,000        Mid Atlantic Realty Trust .......................     16,030
        700        Mid-America Apartment Communities, Inc ..........     17,437
        400        Midland Co ......................................      6,732
      1,280        Mid-State Bancshares ............................     20,992
        450        Midwest Banc Holdings, Inc ......................      8,591
      1,153        Mills Corp ......................................     34,198
        900        Mission West Properties, Inc ....................      9,972
        325        Mississippi Valley Bancshares, Inc ..............     16,192
      2,322        MONY Group, Inc .................................     57,284
     56,485        Morgan Stanley ..................................  1,913,712
        252        Nara Bancorp, Inc ...............................      4,352
        216        NASB Financial, Inc .............................      4,491
     31,227        National City Corp ..............................    890,906
     10,559        National Commerce Financial Corp ................    264,503
      1,086        National Health Investors, Inc ..................     16,562
        426        National Health Realty, Inc .....................      6,714
        872        National Penn Bancshares, Inc ...................     24,381
        130      * National Western Life Insurance Co (Class A) ....     13,260
      1,090        Nationwide Financial Services, Inc (Class A) ....     29,103
      2,564        Nationwide Health Properties, Inc ...............     43,716
        154      * Navigators Group, Inc ...........................      3,122
        399        NBC Capital Corp ................................     10,015
      1,444        NBT Bancorp, Inc ................................     24,938
      2,485      * NetBank, Inc ....................................     25,869
      2,750        Neuberger Berman, Inc ...........................     74,113
        801        New Century Financial Corp ......................     18,743
      4,724        New Plan Excel Realty Trust .....................     87,111
      5,516        New York Community Bancorp, Inc .................    155,386
      8,367        North Fork Bancorp, Inc .........................    316,607
     10,096        Northern Trust Corp .............................    380,821
        500        Northwest Bancorp, Inc ..........................      6,365
        498        Novastar Financial, Inc .........................     10,881
        100      * NYMAGIC, Inc ....................................      1,444
        569        OceanFirst Financial Corp .......................     11,721
      2,200      * Ocwen Financial Corp ............................      6,380
        840        Odyssey Re Holdings Corp ........................     13,952
      2,645      * Ohio Casualty Corp ..............................     43,061
      3,025        Old National Bancorp ............................     75,202
      6,099        Old Republic International Corp .................    173,090
        366        Old Second Bancorp, Inc .........................     13,974
        400        Omega Financial Corp ............................     13,500
        664        Oriental Financial Group, Inc ...................     14,608
      1,849        Pacific Capital Bancorp .........................     50,215
        100      * Pacific Gulf Properties, Inc Liquidation Trust ..        177
        790        Pacific Northwest Bancorp .......................     21,512
        605      * Pacific Union Bank ..............................      6,782
      1,673        Pan Pacific Retail Properties, Inc ..............     57,685
        563        Park National Corp ..............................     52,753
        283        Parkvale Financial Corp .........................      6,665
        400        Parkway Properties, Inc .........................     13,536
        452        Partners Trust Financial Group, Inc .............      6,314
        214        Peapack Gladstone Financial Corp ................     13,910
        500        Pennfed Financial Services, Inc .................     13,745
        375        Pennrock Financial Services Corp ................     10,875
        739        Pennsylvania Real Estate Investment Trust .......     19,037
        401        Peoples Bancorp, Inc ............................     10,306
      1,200        People's Bank ...................................     26,916


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  39

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 FINANCIAL SERVICES--(Continued)
        300        Peoples Holding Co .............................. $   12,225
        632        PFF Bancorp, Inc ................................     17,519
        698      * Philadelphia Consolidated Holding Corp ..........     20,591
      5,233        Phoenix Cos, Inc ................................     71,273
        300      * Pico Holdings, Inc ..............................      3,300
      1,400        PMA Capital Corp (Class A) ......................     21,000
      4,616        PMI Group, Inc ..................................    125,601
     14,558        PNC Financial Services Group, Inc ...............    613,911
      7,012        Popular, Inc ....................................    221,579
        200        Port Financial Corp .............................      8,002
      1,679        Post Properties, Inc ............................     43,620
      1,614        Prentiss Properties Trust .......................     46,709
      1,230        Presidential Life Corp ..........................     17,712
      1,005      * Price Legacy Corp ...............................      2,945
     15,761      * Principal Financial Group .......................    412,623
        239        PrivateBancorp, Inc .............................      7,306
      1,213      * ProAssurance Corp ...............................     20,500
      9,868        Progressive Corp ................................    499,617
      8,202        Prologis ........................................    204,312
        600        Prosperity Bancshares, Inc ......................     10,218
      3,467        Protective Life Corp ............................    106,680
        300        Provident Bancorp, Inc ..........................      8,535
      1,212        Provident Bankshares Corp .......................     26,155
      2,211        Provident Financial Group, Inc ..................     55,474
     13,489      * Providian Financial Corp ........................     66,096
     30,084      * Prudential Financial, Inc .......................    859,199
        500        PS Business Parks, Inc ..........................     17,000
      5,056        Public Storage, Inc .............................    161,286
        250      * Quaker City Bancorp, Inc ........................      8,293
        839        R & G Financial Corp (Class B) ..................     18,307
      4,636        Radian Group, Inc ...............................    151,412
        898        RAIT Investment Trust ...........................     18,499
        610        Ramco-Gershenson Properties .....................     11,993
      2,044        Raymond James Financial, Inc ....................     55,331
      1,695        Realty Income Corp ..............................     57,884
      2,685        Reckson Associates Realty Corp ..................     61,137
        500        Redwood Trust, Inc ..............................     13,665
      1,212        Regency Centers Corp ............................     37,572
     11,737        Regions Financial Corp ..........................    383,448
        868        Reinsurance Group Of America, Inc ...............     22,429
      2,474        Republic Bancorp, Inc ...........................     32,162
        600        Republic Bancorp, Inc (Class A) (Kentucky) ......      6,750
        200      * Republic Bancshares, Inc ........................      3,888
        600        Resource America, Inc (Class A) .................      4,800
      1,500        RFS Hotel Investors, Inc ........................     16,485
        668        Riggs National Corp .............................      9,546
        352        RLI Corp ........................................     18,885
      3,814        Roslyn Bancorp, Inc .............................     66,402
      3,857        Rouse Co ........................................    123,231
        206        Royal Bancshares Of Pennsylvania (Class A) ......      3,770
      1,215        S & T Bancorp, Inc ..............................     30,594
        200        S.Y. Bancorp, Inc ...............................      6,946
      6,388        Safeco Corp .....................................    203,011
        750        Sandy Spring Bancorp, Inc .......................     23,100
        420        Santander Bancorp ...............................      5,796
        600        Saul Centers, Inc ...............................     13,932
      1,674      * Saxon Capital, Inc ..............................     18,531
        600        Seacoast Banking Corp Of Florida ................     11,508
      1,200        Seacoast Financial Services Corp ................     24,084
        500        Second Bancorp, Inc .............................     13,365
      3,845        SEI Investments Co ..............................     91,819
      1,300        Selective Insurance Group, Inc ..................     28,249
      2,394        Senior Housing Properties Trust .................     26,861
      2,356      * Silicon Valley Bancshares .......................     39,887


    SHARES                                                              VALUE
   --------                                                             -----
        357        Simmons First National Corp (Class A) ........... $   13,273
      6,687        Simon Property Group, Inc .......................    238,927
        540        Sizeler Property Investors ......................      5,432
      3,566        Sky Financial Group, Inc ........................     70,999
      1,400        SL Green Realty Corp ............................     43,036
      7,516        SLM Corp ........................................    700,040
      2,900      * SoundView Technology Group, Inc .................      3,770
      2,041        South Financial Group, Inc ......................     43,045
     17,811        SouthTrust Corp .................................    431,917
      1,500      * Southwest Bancorp Of Texas, Inc .................     54,615
        296        Southwest Bancorp, Inc ..........................      7,444
     13,360        Sovereign Bancorp, Inc ..........................    172,344
        679        Sovran Self Storage, Inc ........................     20,655
        400        St. Francis Capital Corp ........................      9,204
      1,500        St. Joe Co ......................................     41,400
     11,501        St. Paul Cos, Inc ...............................    330,309
      1,451        Stancorp Financial Group, Inc ...................     76,758
     10,227        Starwood Hotels & Resorts Worldwide, Inc ........    228,062
        700        State Auto Financial Corp .......................     10,598
        380        State Bancorp, Inc ..............................      6,745
     16,640        State Street Corp ...............................    642,970
      2,882        Staten Island Bancorp, Inc ......................     50,147
        468        Sterling Bancorp ................................     12,416
      1,988        Sterling Bancshares, Inc ........................     25,983
        885        Sterling Financial Corp (Pennsylvania) ..........     20,647
        544      * Sterling Financial Corp (Spokane) ...............      9,863
        967      * Stewart Information Services Corp ...............     20,645
     11,404        Stilwell Financial, Inc .........................    137,646
        231        Student Loan Corp ...............................     20,901
        492        Suffolk Bancorp .................................     15,842
        401        Summit Bancshares, Inc ..........................      8,441
      1,180        Summit Properties, Inc ..........................     22,892
        288        Sun Bancorp, Inc (Pennsylvania) .................      6,474
        444      * Sun Bancorp, Inc (New Jersey) ...................      5,887
        735        Sun Communities, Inc ............................     26,975
     12,824        SunTrust Banks, Inc .............................    788,420
        266        Superior Financial Corp .........................      5,001
      2,032        Susquehanna Bancshares, Inc .....................     43,993
        760        SWS Group, Inc ..................................      9,310
     15,194        Synovus Financial Corp ..........................    313,300
        596      * Syntroleum Corp .................................        989
      5,401        T Rowe Price Group, Inc .........................    134,809
      1,600        Taubman Centers, Inc ............................     22,768
      3,947        TCF Financial Corp ..............................    167,077
      1,184        Texas Regional Bancshares, Inc (Class A) ........     39,652
      2,271        Thornburg Mortgage, Inc .........................     42,672
        426        Three Rivers Bancorp, Inc .......................      6,816
        384        Tompkins Trustco, Inc ...........................     16,474
      6,271        Torchmark Corp ..................................    214,844
        755        Town & Country Trust ............................     15,878
      1,325      * Trammell Crow Co ................................     13,065
      1,096        Transatlantic Holdings, Inc .....................     72,829
        100      * Transcontinental Realty Investors, Inc ..........      1,649
     22,006      * Travelers Property Casualty Corp (Class A) ......    290,479
     26,984      * Travelers Property Casualty Corp (Class B) ......    365,094
        454      * Triad Guaranty, Inc .............................     15,808
        292        Trico Bancshares ................................      7,388
      4,438        Trizec Properties, Inc ..........................     50,371
        563        Troy Financial Corp .............................     14,683
      1,058        Trust Co Of New Jersey ..........................     26,926
      3,611        Trustco Bank Corp NY ............................     38,197
      2,214        Trustmark Corp ..................................     50,479
     98,115        U.S. Bancorp ....................................  1,822,977
      1,054        U.S. Restaurant Properties, Inc .................     15,020
        520        U.S.B. Holding Co, Inc ..........................      9,584


                       SEE NOTES TO FINANCIAL STATEMENTS


40  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 FINANCIAL SERVICES--(Continued)
        938        UCBH Holdings, Inc ............................. $    36,854
      2,000      * UICI ...........................................      32,520
        799        UMB Financial Corp .............................      31,193
        900        Umpqua Holdings Corp ...........................      14,787
        400      * Union Acceptance Corp (Class A) ................       1,612
        388        Union Bankshares Corp ..........................       9,673
     10,352        Union Planters Corp ............................     284,266
      2,615        UnionBanCal Corp ...............................     109,856
      1,800        United Bankshares, Inc .........................      52,218
        834        United Community Banks, Inc ....................      20,266
      1,726        United Community Financial Corp ................      15,275
      5,566        United Dominion Realty Trust, Inc ..............      88,555
        400        United Fire & Casualty Co ......................      13,592
        843        United National Bancorp ........................      17,349
      2,712      * United Rentals, Inc ............................      22,889
      2,370        Unitrin, Inc ...................................      72,759
        957      * Universal American Financial Corp ..............       4,690
        600        Universal Health Realty Income Trust ...........      15,570
      1,165        Unizan Financial Corp ..........................      22,342
     12,490        UnumProvident Corp .............................     254,172
      1,073        Urstadt Biddle Properties, Inc (Class A) .......      12,715
      4,852        Valley National Bancorp ........................     129,063
        100        Value Line, Inc ................................       3,900
      1,292        Vesta Insurance Group, Inc .....................       3,230
        540      * VIB Corp .......................................       8,084
        578        Virginia Financial Group, Inc ..................      17,357
      3,650        Vornado Realty Trust ...........................     143,993
      2,150        W Holding Co, Inc ..............................      35,045
     70,181        Wachovia Corp ..................................   2,294,217
      3,610        Waddell & Reed Financial, Inc (Class A) ........      63,753
        240        Warwick Community Bancorp ......................       6,480
      3,257        Washington Federal, Inc ........................      72,680
     49,961        Washington Mutual, Inc .........................   1,572,273
      1,908        Washington Real Estate Investment Trust ........      48,425
        694        Washington Trust Bancorp, Inc ..................      13,700
      1,975        Waypoint Financial Corp ........................      33,299
      2,473        Webster Financial Corp .........................      83,043
      2,346        Weingarten Realty Investors ....................      85,864
     87,726        Wells Fargo & Co ...............................   4,224,884
        403      * Wellsford Real Properties, Inc .................       6,932
      1,043        Wesbanco, Inc ..................................      24,834
         71        Wesco Financial Corp ...........................      21,833
        860        West Coast Bancorp .............................      13,020
      1,700        Westamerica Bancorp ............................      68,476
        539        Westcorp .......................................      10,780
        390        Westfield Financial, Inc .......................       5,885
        330      * WFS Financial, Inc .............................       6,844
      2,021        Whitney Holding Corp ...........................      64,834
        200        Willow Grove Bancorp, Inc ......................       2,360
      3,252        Wilmington Trust Corp ..........................      94,048
      1,000        Winston Hotels, Inc ............................       7,240
        721        Wintrust Financial Corp ........................      20,657
        500      * World Acceptance Corp ..........................       3,960
        400        WSFS Financial Corp ............................      11,200
      5,800      * Wyndham International, Inc (Class A) ...........       1,972
        325        Yardville National Bancorp .....................       5,522
        400        Zenith National Insurance Corp .................      10,568
      4,745        Zions Bancorp ..................................     206,550
                                                                    -----------
                   TOTAL FINANCIAL SERVICES                          93,807,442
                                                                    -----------
 HEALTH CARE--16.28%
        700      * aaiPharma, Inc .................................       8,394
     80,087        Abbott Laboratories ............................   3,235,515
      3,868      * Abgenix, Inc ...................................      25,103
        400      * Abiomed, Inc ...................................       1,320


    SHARES                                                              VALUE
   --------                                                             -----
      1,527      * Accredo Health, Inc ............................ $    72,807
      1,420      * Adolor Corp ....................................      19,908
      1,153      * Advanced Medical Optics, Inc ...................      10,965
        441      * Advanced Neuromodulation Systems, Inc ..........      14,676
      3,100      * Advanced Tissue Sciences, Inc ..................       2,387
      3,817      * AdvancePCS .....................................      85,997
        277      * Advisory Board Co/The ..........................       8,205
      7,536        Aetna, Inc .....................................     269,864
      2,626      * Affymetrix, Inc ................................      54,621
      1,000      * Aksys Ltd ......................................       5,610
        641      * Alaris Medical, Inc ............................       3,058
      1,000      * Albany Molecular Research, Inc .................      17,030
      6,825      * Alderwoods Group, Inc ..........................      44,363
      1,100      * Alexion Pharmaceuticals, Inc ...................      12,749
      1,374      * Align Technology, Inc ..........................       3,791
      2,886      * Alkermes, Inc ..................................      22,771
      6,989        Allergan, Inc ..................................     380,202
        545      * Alliance Imaging, Inc ..........................       6,518
        978      * Allos Therapeutics, Inc ........................       8,293
        900      * Allscripts Healthcare Solutions, Inc ...........       2,574
      1,429        Alpharma, Inc (Class A) ........................      13,718
        476      * American Healthways, Inc .......................       7,697
        435      * American Medical Security Group, Inc ...........       6,151
      1,047      * American Medical Systems Holdings, Inc .........      21,725
        644      * American Pharmaceutical Partners, Inc ..........      10,517
        467      * AMERIGROUP Corp ................................      15,668
      1,477      * Ameripath, Inc .................................      22,007
      5,351        AmerisourceBergen Corp .........................     382,168
     60,665      * Amgen, Inc .....................................   2,529,731
        734      * AMN Healthcare Services, Inc ...................      13,579
      1,081      * Amsurg Corp ....................................      32,614
      3,183      * Amylin Pharmaceuticals, Inc ....................      52,901
      3,292      * Andrx Corp .....................................      72,918
      7,251      * Anthem, Inc ....................................     471,315
      1,300      * Antigenics, Inc ................................      10,504
        700      * Aphton Corp ....................................       1,568
      5,195      * Apogent Technologies, Inc ......................      96,939
     10,913        Applera Corp (Applied Biosystems Group) ........     199,708
      3,687      * Applera Corp (Celera Genomics Group) ...........      29,312
        700      * Applied Molecular Evolution ....................       2,744
      2,086      * Apria Healthcare Group, Inc ....................      49,146
        717      * Arena Pharmaceuticals, Inc .....................       4,015
      3,200      * Ariad Pharmaceuticals, Inc .....................      10,112
      1,350      * Arqule, Inc ....................................       6,953
        700      * Array Biopharma, Inc ...........................       5,453
        441        Arrow International, Inc .......................      14,187
      1,000      * Arthrocare Corp ................................      12,120
      1,552      * Atherogenics, Inc ..............................       9,716
      1,118      * Atrix Laboratories, Inc ........................      16,546
      2,600      * AVANIR Pharmaceuticals (Class A) ...............       2,990
        900      * Avigen, Inc ....................................       7,137
      2,696        Bard (C.R.), Inc ...............................     147,282
      1,458      * Barr Laboratories, Inc .........................      90,819
      2,513        Bausch & Lomb, Inc .............................      83,356
     30,849        Baxter International, Inc ......................     942,437
      3,030        Beckman Coulter, Inc ...........................     117,261
     13,242        Becton Dickinson & Co ..........................     376,073
        663      * Benthley Pharmaceuticals, Inc ..................       5,636
      5,837      * Beverly Enterprises, Inc .......................      14,126
      7,581      * Biogen, Inc ....................................     221,896
      2,500      * BioMarin Pharmaceutical, Inc ...................      14,475
     13,750        Biomet, Inc ....................................     366,163
        800      * Biopure Corp ...................................       2,800
        846      * Bio-Rad Laboratories, Inc (Class A) ............      31,860
        600      * Bio-Reference Labs, Inc ........................       3,900


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  41

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 HEALTH CARE--(Continued)
        231      * Bioreliance Corp ............................... $     4,809
        600      * Biosite, Inc ...................................      17,394
      3,690      * Bio-Technology General Corp ....................      10,922
        400      * Bone Care International, Inc ...................       2,312
     16,254      * Boston Scientific Corp .........................     512,976
        416      * Bradley Pharmaceuticals, Inc ...................       3,644
     99,388        Bristol-Myers Squibb Co ........................   2,365,434
        400      * Britesmile, Inc ................................         300
        429      * Bruker Daltonics, Inc ..........................       2,192
        826      * Caliper Technologies Corp ......................       3,461
        454      * Cantel Medical Corp ............................       4,585
      2,496      * Cardiac Science, Inc ...........................       4,942
     23,175        Cardinal Health, Inc ...........................   1,441,485
      2,800      * Cardiodynamics International Corp ..............       8,008
     11,418      * Caremark Rx, Inc ...............................     194,106
      3,886      * Celgene Corp ...................................      65,440
      1,913      * Cell Genesys, Inc ..............................      23,052
      1,900      * Cell Therapeutics, Inc .........................       8,360
        291      * Centene Corp ...................................       7,767
      2,366      * Cephalon, Inc ..................................      96,580
      1,172      * Cepheid, Inc ...................................       4,512
      1,469      * Cerner Corp ....................................      51,723
        581      * Cerus Corp .....................................       9,685
      2,300      * Charles River Laboratories International, Inc ..      90,275
        197      * Chattem, Inc ...................................       8,044
      4,760      * Chiron Corp ....................................     166,314
        548      * Cholestech Corp ................................       5,683
      6,620        Cigna Corp .....................................     468,365
        614      * Cima Labs, Inc .................................      15,442
      1,100      * Ciphergen Biosystems, Inc ......................       3,300
        200      * Closure Medical Corp ...........................       2,232
        360      * Cobalt Corp ....................................       6,012
      1,400      * Coherent, Inc ..................................      25,550
      1,082      * Columbia Laboratories, Inc .....................       4,869
      2,586      * Community Health Systems, Inc ..................      68,865
        100      * Computer Programs & Systems, Inc ...............       2,138
      1,000      * Conceptus, Inc .................................      15,300
      1,382      * Conmed Corp ....................................      27,847
      1,600      * Connetics Corp .................................      14,800
        683        Cooper Cos, Inc ................................      35,858
      2,413      * Corixa Corp ....................................      15,274
        300      * Corvel Corp ....................................       8,991
      3,180      * Covance, Inc ...................................      62,233
      1,983      * Coventry Health Care, Inc ......................      64,448
      1,733      * Cross County, Inc ..............................      24,262
      1,200      * CryoLife, Inc ..................................       3,132
      1,100      * Cubist Pharmaceuticals, Inc ....................       5,621
      2,400      * CuraGen Corp ...................................      10,128
        593      * Curative Health Services, Inc ..................       6,434
      1,300      * CV Therapeutics, Inc ...........................      27,183
      1,031      * Cyberonics, Inc ................................      17,744
      6,100      * Cytyc Corp .....................................      65,392
        590        D&K Healthcare Resources, Inc ..................       5,281
        643        Datascope Corp .................................      17,400
      2,965      * DaVita, Inc ....................................      69,974
      1,240      * Decode Genetics, Inc ...........................       2,728
        300      * Deltagen, Inc ..................................         450
      1,700      * Dendrite International, Inc ....................      10,727
      3,569        Dentsply International, Inc ....................     143,367
      1,100        Diagnostic Products Corp .......................      50,600
        438      * Dianon Systems, Inc ............................      20,722
        400      * Digene Corp ....................................       3,160
        747      * Discovery Partners International, Inc ..........       2,383
      1,097      * Diversa Corp ...................................       9,357


    SHARES                                                              VALUE
   --------                                                             -----
        300      * DJ Orthopedics, Inc ............................ $     1,146
      1,000      * Durect Corp ....................................       3,100
        500      * DVI, Inc .......................................       2,400
        200      * Dynacq International, Inc ......................       2,328
      2,093      * Eclipsys Corp ..................................      10,632
      3,108      * Edwards Lifesciences Corp ......................      79,534
        475      * Embrex, Inc ....................................       5,273
      1,243      * Endo Pharmaceuticals Holdings, Inc .............      10,603
        626      * Endocardial Solutions, Inc .....................       2,022
        800      * Endocare, Inc ..................................      11,448
      1,030      * Enzo Biochem, Inc ..............................      14,729
      2,200      * Enzon, Inc .....................................      42,328
        575      * Eon Labs, Inc ..................................      12,409
        477      * EPIX Medical, Inc ..............................       2,161
        459      * eResearch Technology, Inc ......................       8,469
      1,900      * Esperion Therapeutics, Inc .....................      10,868
        480      * Exact Sciences Corp ............................       6,418
      2,666      * Exelixis, Inc ..................................      13,197
      3,202      * Express Scripts, Inc (Class A) .................     174,573
      5,171      * First Health Group Corp ........................     140,238
        915      * First Horizon Pharmaceutical ...................       4,941
      2,843      * Fisher Scientific International, Inc ...........      86,285
      8,198      * Forest Laboratories, Inc .......................     672,318
      1,600      * Gene Logic, Inc ................................      12,432
        300      * Genencor International, Inc ....................       2,853
     11,343      * Genentech, Inc .................................     370,122
      1,369      * Genesis Health Ventures, Inc ...................      22,506
      2,009      * Genta, Inc .....................................      12,898
      1,457      * Genzyme Corp (Biosurgery Division) .............       2,725
     10,088      * Genzyme Corp (General Division) ................     207,914
      1,700      * Geron Corp .....................................       6,630
      8,788      * Gilead Sciences, Inc ...........................     294,662
     15,670      * Guidant Corp ...................................     506,298
      1,866      * Guilford Pharmaceuticals, Inc ..................       9,031
        952      * Haemonetics Corp ...............................      22,591
      1,038      * Hanger Orthopedic Group, Inc ...................      16,504
        600      * Harvard Bioscience, Inc ........................       1,818
     25,306        HCA, Inc .......................................   1,204,819
     12,408      * Health Management Associates, Inc (Class A) ....     250,890
      5,513      * Health Net, Inc ................................     118,254
        454      * Healthcare Services Group ......................       6,193
        600      * HealthExtras, Inc ..............................       2,538
     20,250      * Healthsouth Corp ...............................      84,038
        403      * HealthTronics Surgical Services, Inc ...........       3,373
      2,028      * Henry Schein, Inc ..............................     106,977
      2,674        Hillenbrand Industries, Inc ....................     145,198
        836      * Hologic, Inc ...................................       8,193
      6,208      * Human Genome Sciences, Inc .....................      74,868
      8,467      * Humana, Inc ....................................     104,991
      4,283        ICN Pharmaceuticals, Inc .......................      38,804
      2,683      * ICOS Corp ......................................      56,263
        517      * ICU Medical, Inc ...............................      18,881
      5,725      * IDEC Pharmaceuticals Corp ......................     237,702
      1,618      * Idexx Laboratories, Inc ........................      50,074
        931      * IDX Systems Corp ...............................      11,554
        800      * Igen International, Inc ........................      23,904
      2,100      * Ilex Oncology, Inc .............................       9,975
      1,900      * Illumina, Inc ..................................       6,536
      1,461      * I-many, Inc ....................................       2,922
      2,579      * ImClone Systems, Inc ...........................      20,116
        658      * Immucor, Inc ...................................      10,693
      2,600      * Immunogen, Inc .................................       8,424
      1,900        Immunomedics, Inc ..............................      11,400
        945      * Impath, Inc ....................................      12,200
      1,000      * Impax Laboratories, Inc ........................       4,860


                       SEE NOTES TO FINANCIAL STATEMENTS


42  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 HEALTH CARE--(Continued)
     14,808        IMS Health, Inc ................................ $   221,676
        687      * Inamed Corp ....................................      15,801
      3,200      * Incyte Genomics, Inc ...........................      14,848
      1,081      * Indevus Pharmaceuticals, Inc ...................       1,676
      3,277      * Inhale Therapeutic Systems, Inc ................      16,477
        946      * Integra LifeSciences Holding ...................      15,032
      2,700      * Integrated Silicon Solution, Inc ...............       8,046
      1,253      * InterMune, Inc .................................      41,123
        759      * Interpore International ........................       6,148
      1,540      * Intuitive Surgical, Inc ........................      12,305
      1,384        Invacare Corp ..................................      47,402
        454      * Inverness Medical Innovations, Inc .............       4,308
      2,710      * Invitrogen Corp ................................      92,330
      2,410      * Isis Pharmaceuticals, Inc ......................      23,763
      7,784      * IVAX Corp ......................................      95,511
    153,932        Johnson & Johnson ..............................   8,324,642
        400      * Kendle International, Inc ......................       2,680
        376      * Kensey Nash Corp ...............................       5,656
        532      * Kindred Healthcare, Inc ........................      19,700
     12,677      * King Pharmaceuticals, Inc ......................     230,341
        157      * Kos Pharmaceuticals, Inc .......................       1,758
        700      * Kosan Biosciences, Inc .........................       4,578
      1,085      * KV Pharmaceutical Co (Class A) .................      20,507
        430      * Kyphon, Inc ....................................       5,676
      2,450      * La Jolla Pharmaceutical Co .....................      10,437
        302      * LabOne, Inc ....................................       4,880
      7,352      * Laboratory Corp Of America Holdings ............     248,351
        562        Landauer, Inc ..................................      18,630
        200      * Lannett Co, Inc ................................       2,010
      2,100      * Lexicon Genetics, Inc ..........................       8,421
        481      * Lifecore Biomedical, Inc .......................       2,982
      2,000      * LifePoint Hospitals, Inc .......................      62,376
      2,826      * Ligand Pharmaceuticals, Inc (Class B) ..........      19,217
     49,461        Lilly (Eli) & Co ...............................   2,737,172
      5,566      * Lincare Holdings, Inc ..........................     172,769
      1,300      * Luminex Corp ...................................       9,152
        682      * Magellan Health Services, Inc ..................         177
      4,958      * Manor Care, Inc ................................     111,456
      1,018      * Martek Biosciences Corp ........................      16,675
        436      * Matria Healthcare, Inc .........................       3,741
        810      * MAXIMUS, Inc ...................................      18,144
      1,728      * Maxygen, Inc ...................................      10,731
     13,918        McKesson Corp ..................................     394,297
      3,363      * Medarex, Inc ...................................      11,266
        443      * Medcath Corp ...................................       5,006
        400      * Med-Design Corp ................................       1,412
        298      * Medical Staffing Network Holdings, Inc .........       4,521
      1,354      * Medicines Co ...................................      14,864
      1,600      * Medicis Pharmaceutical Corp (Class A) ..........      65,392
     12,839      * Medimmune, Inc .................................     268,592
        499      * MedQuist, Inc ..................................      11,711
        618      * MedSource Technologies, Inc ....................       4,647
     62,333        Medtronic, Inc .................................   2,625,466
        974        Mentor Corp ....................................      31,051
    116,233        Merck & Co, Inc ................................   5,313,010
        229      * Meridian Medical Technologies, Inc .............       8,233
        539      * Merit Medical Systems, Inc .....................      10,408
      1,300      * MGI Pharma, Inc ................................       9,100
      2,440      * Mid Atlantic Medical Services, Inc .............      88,328
     14,461      * Millennium Pharmaceuticals, Inc ................     134,777
      2,448      * Millipore Corp .................................      77,822
      1,376      * MIM Corp .......................................      13,003
        900      * Molecular Devices Corp .........................      11,259
        797      * Mright Medical Group, Inc ......................      15,167


    SHARES                                                              VALUE
   --------                                                             -----
      2,254      * Mykrolis Corp .................................. $    13,862
      6,414        Mylan Laboratories, Inc ........................     209,994
      1,400      * Myriad Genetics, Inc ...........................      22,176
      2,000      * Nabi Biopharmaceuticals ........................      10,845
        700      * Napro Biotherapeutics, Inc .....................         784
        402      * Nastech Pharmaceutical Co ......................       3,329
        500      * National Healthcare Corp .......................       8,975
        385      * Neoforma, Inc ..................................       3,631
        488      * Neopharm, Inc ..................................       6,881
        400      * Neose Technologies, Inc ........................       3,104
      1,400      * Neurocrine Biosciences, Inc ....................      57,400
        642      * Neurogen Corp ..................................       5,155
      1,221      * Noven Pharmaceuticals, Inc .....................      14,945
      1,311      * NPS Pharmaceuticals, Inc .......................      26,965
        933      * Ocular Sciences, Inc ...........................      21,795
        553      * Odyssey HealthCare, Inc ........................      16,562
        714      * Omega Healthcare Investors, Inc ................       4,084
      3,750        Omnicare, Inc ..................................      79,200
        555      * Omnicell, Inc ..................................       3,241
      1,408      * On Assignment, Inc .............................      11,644
        500      * Onyx Pharmaceuticals, Inc ......................       2,140
        850      * Option Care, Inc ...............................       7,523
      1,601      * OraSure Technologies, Inc ......................       7,107
      2,487      * Orthodontic Centers Of America, Inc ............      26,611
      1,420      * Orthologic Corp ................................       5,495
      2,000      * OSI Pharmaceuticals, Inc .......................      33,940
      1,900        Owens & Minor, Inc .............................      27,151
      4,564      * Oxford Health Plans, Inc .......................     177,722
      1,827      * Pacificare Health Systems, Inc .................      42,185
        600      * Pain Therapeutics, Inc .........................       2,382
      5,599        Pall Corp ......................................      88,408
      1,500      * Parexel International Corp .....................      12,750
      2,585      * Patterson Dental Co ............................     132,300
        327      * PDI, Inc .......................................       1,331
      1,257      * Pediatrix Medical Group, Inc ...................      38,954
      3,900      * Peregrine Pharmaceuticals, Inc .................       1,638
      1,366      * Per-Se Technologies, Inc .......................      13,496
    320,433        Pfizer, Inc ....................................   9,298,966
      2,453      * Pharmaceutical Product Development, Inc ........      47,441
        936      * Pharmaceutical Resources, Inc ..................      26,189
     66,357        Pharmacia Corp .................................   2,579,960
      1,400      * Pharmacopeia, Inc ..............................      12,404
        356      * PolyMedica Corp ................................       9,406
      1,100      * Possis Medical, Inc ............................      11,231
        800      * Pozen, Inc .....................................       4,056
        699      * PracticeWorks, Inc .............................      12,093
      3,000      * Praecis Pharmaceuticals, Inc ...................       8,970
        581      * Prime Medical Services, Inc ....................       5,368
      1,319      * Priority Healthcare Corp (Class B) .............      33,239
        200      * Progenics Pharmaceuticals ......................       1,004
      4,568      * Protein Design Labs, Inc .......................      37,914
      2,421      * Province Healthcare Co .........................      41,520
        375      * Proxymed, Inc ..................................       5,674
      3,754      * PSS World Medical, Inc .........................      24,964
        594      * QMed, Inc ......................................       4,152
      1,137      * Quadramed Corp .................................       2,058
      3,856      * Quest Diagnostics, Inc .........................     237,260
      1,081      * Quidel Corp ....................................       4,832
      6,140      * Quintiles Transnational Corp ...................      58,391
        899      * Quovadx, Inc ...................................       1,259
        829      * Radiologix, Inc ................................       5,306
      1,706      * Regeneron Pharmaceuticals, Inc .................      23,031
        865      * RehabCare Group, Inc ...........................      20,007
      2,560      * Renal Care Group, Inc ..........................      84,198
        690      * Res-Care, Inc ..................................       3,422


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  43

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 HEALTH CARE--(Continued)
      1,563      * Resmed, Inc .................................... $    44,702
      1,572      * Respironics, Inc ...............................      50,320
      1,992      * Ribapharm, Inc .................................       8,964
        800      * Rigel Pharmaceuticals, Inc .....................       1,280
        681      * Rita Medical Systems, Inc ......................       2,989
        781      * Salix Pharmaceuticals Ltd ......................       6,592
        600      * Sangamo Biosciences, Inc .......................       1,182
      1,255      * Sangstat Medical Corp ..........................      26,179
     75,201        Schering-Plough Corp ...........................   1,603,285
      2,311      * Scios, Inc .....................................      58,815
        700      * Seattle Genetics, Inc ..........................       2,254
      1,002      * Select Medical Corp ............................      14,329
      3,901      * Sepracor, Inc ..................................      20,441
      1,400      * Sequenom, Inc ..................................       2,156
      1,240      * Serologicals Corp ..............................      16,604
     15,075      * Service Corp International .....................      52,763
      3,922      * SICOR, Inc .....................................      59,654
      1,300      * Sierra Health Services, Inc ....................      23,322
      1,176      * Sola International, Inc ........................      11,819
        415      * Sonic Innovations, Inc .........................       2,179
        800      * SonoSite, Inc ..................................       9,184
        200      * Specialty Laboratories, Inc ....................       1,838
      9,004      * St. Jude Medical, Inc ..........................     321,443
      1,696      * Stericycle, Inc ................................      57,528
      3,442      * Steris Corp ....................................      85,740
      5,000      * Stewart Enterprises, Inc (Class A) .............      25,500
      6,908        Stryker Corp ...................................     397,901
        966      * Sunrise Assisted Living, Inc ...................      20,721
      1,141      * SuperGen, Inc ..................................       1,974
        700      * SurModics, Inc .................................      22,239
      2,124      * Sybron Dental Specialties, Inc .................      29,715
        890      * Syncor International Corp ......................      28,578
      1,285      * Tanox, Inc .....................................      13,493
      2,100      * Techne Corp ....................................      68,859
      1,686      * Telik, Inc .....................................      20,873
     25,041      * Tenet Healthcare Corp ..........................   1,239,530
      2,300      * Texas Biotechnology Corp .......................       7,038
      2,800      * Theragenics Corp ...............................      12,320
      1,147      * Therasense, Inc ................................      16,012
      2,391      * Thoratec Corp ..................................      18,745
      1,473      * Transkaryotic Therapies, Inc ...................      47,740
      3,785      * Triad Hospitals, Inc ...........................     143,641
      1,300      * Triangle Pharmaceuticals, Inc ..................       3,511
        581      * Trimeris, Inc ..................................      25,942
        600      * TriPath Imaging, Inc ...........................       1,350
      2,202      * Tularik, Inc ...................................      15,084
      3,222      * U.S. Oncology, Inc .............................      26,130
        472      * U.S. Physical Therapy, Inc .....................       4,980
      1,412      * Umilab Corp ....................................      29,610
        778      * United Surgical Partners International, Inc ....      17,194
        700      * United Therapeutics Corp .......................      11,515
     13,931        UnitedHealth Group, Inc ........................   1,215,062
      2,565      * Universal Health Services, Inc (Class B) .......     131,200
        500      * Urologix, Inc ..................................       2,280
      3,500      * Varian Medical Systems, Inc ....................     150,465
      1,528      * Varian, Inc ....................................      42,188
      1,082      * VCA Antech, Inc ................................      13,352
        695      * Ventana Medical Systems, Inc ...................      13,017
      3,100        Ventas, Inc ....................................      41,385
      1,300      * Versicor, Inc ..................................      11,076
      3,701      * Vertex Pharmaceuticals, Inc ....................      68,431
      1,381      * Viasys Healthcare, Inc .........................      21,267
      1,458      * Vical, Inc .....................................       3,368
      2,403      * Visx, Inc ......................................      22,180


    SHARES                                                              VALUE
   --------                                                             -----
        300        Vital Signs, Inc ............................... $     8,913
      1,464      * VitalWorks, Inc ................................      10,643
      1,356      * Vivus, Inc .....................................       5,858
      6,787      * Waters Corp ....................................     164,585
      5,171      * Watson Pharmaceuticals, Inc ....................     126,741
      1,009      * Watson Wyatt & Co Holdings .....................      20,180
     14,281      * WebMD Corp .....................................      72,119
      7,497      * Wellpoint Health Networks, Inc .................     549,530
        694      * Women First Healthcare, Inc ....................       3,248
     68,025        Wyeth ..........................................   2,163,195
      1,100        X-Rite, Inc ....................................       8,503
        265      * Young Innovations, Inc .........................       7,107
      9,927      * Zimmer Holdings, Inc ...........................     380,601
        400      * Zoll Medical Corp ..............................      12,160
        481      * Zymogenetics, Inc ..............................       3,848
                                                                    -----------
                   TOTAL HEALTH CARE                                 68,326,198
                                                                    -----------
 OTHER--2.22%
        400      * 4Kids Entertainment, Inc .......................       9,492
      2,116        ABM Industries, Inc ............................      29,836
        520      * Acacia Research Corp ...........................       2,065
        200      * Actrade Financial Technologies Ltd .............         504
      2,245        Acuity Brands, Inc .............................      27,524
        700      * Administaff, Inc ...............................       2,695
        949      * Advo, Inc ......................................      30,131
      2,100        Alexander & Baldwin, Inc .......................      46,725
        200      * Ambassadors Group, Inc .........................       2,944
      1,300        Banta Corp .....................................      46,150
        665      * Bell Microproducts, Inc ........................       2,780
        975        Brady Corp (Class A) ...........................      31,395
        544      * Bright Horizons Family Solutions, Inc ..........      15,194
      2,321      * Career Education Corp ..........................     111,427
        600      * CDI Corp .......................................      15,690
     55,783      * Cendant Corp ...................................     600,225
        844        Central Parking Corp ...........................      16,998
      4,854      * Century Business Services, Inc .................      12,863
        381      * Charles River Associates, Inc ..................       6,325
      6,035        Cintas Corp ....................................     252,987
      1,856      * Corinthian Colleges, Inc .......................      70,045
        600      * Cornell Cos, Inc ...............................       4,770
      1,900      * Corporate Executive Board Co ...................      54,245
        499      * CoStar Group, Inc ..............................       8,982
        240        Courier Corp ...................................       9,120
      2,643        Crane Co .......................................      52,226
        500        Curtiss-Wright Corp ............................      29,895
        962      * Daisytek International Corp ....................      12,506
      2,915      * DeVry, Inc .....................................      54,277
     10,355        Dover Corp .....................................     262,810
      3,852      * Dun & Bradstreet Corp ..........................     129,466
      1,268      * Education Management Corp ......................      56,134
        722        Ennis Business Forms, Inc ......................       9,422
        557      * ESCO Technologies, Inc .........................      17,991
      1,923      * Exult, Inc .....................................       5,673
        657      * Fidelity National Information Solutions, Inc ...      10,046
        694      * First Consulting Group, Inc ....................       3,761
      2,000        First Industrial Realty Trust, Inc .............      61,980
        800      * Forrester Research, Inc ........................      11,976
      7,724        Fortune Brands, Inc ............................     365,268
        227      * General Binding Corp ...........................       3,598
        762        Gentiva Health Services, Inc ...................       6,302
      1,436      * Getty Images, Inc ..............................      28,806
      2,898      * GTECH Holdings Corp ............................      71,928
      9,418        H & R Block, Inc ...............................     395,650
      1,500        Harland (John H.) Co ...........................      40,725
        952      * Heidrick & Struggles International, Inc ........      14,461
      3,053        HON Industries, Inc ............................      77,699


                       SEE NOTES TO FINANCIAL STATEMENTS


44  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 OTHER--(Continued)
     41,934        Honeywell International, Inc ................... $   908,290
        500      * Hotels.Com (Class A) ...........................      25,290
        100      * ICT Group, Inc .................................       2,025
      1,081      * infoUSA, Inc ...................................       4,681
        542      * Invision Technologies, Inc .....................      17,349
      1,110      * Itron, Inc .....................................      20,413
      4,665        ITT Industries, Inc ............................     290,769
        947        Kelly Services, Inc (Class A) ..................      20,521
      1,500      * Korn/Ferry International .......................      11,760
      2,250      * Labor Ready, Inc ...............................      14,220
      3,839        Liberty Property Trust .........................     119,009
        252      * Lifeline Systems, Inc ..........................       5,544
      6,903        Loews Corp .....................................     296,070
      3,910        Manpower, Inc ..................................     114,719
      1,348        Matthews International Corp (Class A) ..........      31,503
        500        McGrath RentCorp ...............................      10,185
        644      * Memberworks, Inc ...............................      11,218
      6,728        Moody's Corp ...................................     326,308
      4,924      * MPS Group, Inc .................................      28,559
      1,612      * MSC.Software Corp ..............................      13,734
      2,300      * Navigant Consulting, Inc .......................      12,696
        943      * NCO Group, Inc .................................      10,741
        544        New England Business Services, Inc .............      11,506
        951      * Offshore Logistics, Inc ........................      17,080
      2,481        Pentair, Inc ...................................      92,219
      2,807        Pittston Brink's Group .........................      62,877
        569      * Pre-Paid Legal Services, Inc ...................      11,312
        753      * ProQuest Co ....................................      22,854
        900      * Protection One, Inc ............................       2,430
      1,400      * R.H. Donnelley Corp ............................      36,400
        209      * Remedytemp, Inc (Class A) ......................       2,619
      1,100      * Rent-Way, Inc ..................................       3,300
        620      * Right Management Consultants ...................      15,277
        846      * RMH Teleservices, Inc ..........................       6,903
      7,850      * Robert Half International, Inc .................     124,580
        539        Rollins, Inc ...................................      10,457
        713      * School Specialty, Inc ..........................      17,832
     15,451        Servicemaster Co ...............................     167,643
      3,296      * Spherion Corp ..................................      23,237
      2,024      * SPX Corp .......................................     204,222
        892        Standard Register Co ...........................      21,408
        541        Standex International Corp .....................      10,971
        500      * Startek, Inc ...................................      11,005
        381        Strayer Education, Inc .........................      22,666
      6,864        Supervalu, Inc .................................     110,854
      1,300      * Symyx Technologies, Inc ........................      13,611
     34,047        Sysco Corp .....................................     966,594
        768        Talx Corp ......................................      10,115
        300      * Tejon Ranch Co .................................       7,317
      1,766        Teleflex, Inc ..................................      80,494
      2,300      * TeleTech Holdings, Inc .........................      14,375
      6,022        Textron, Inc ...................................     205,350
      4,294      * TMP Worldwide, Inc .............................      38,646
      2,721      * U.S. Industries, Inc ...........................       6,394
        400        Unifirst Corp ..................................       9,536
      1,548      * United Stationers, Inc .........................      40,712
     24,237        United Technologies Corp .......................   1,369,148
      4,594        Viad Corp ......................................      93,855
        300      * Wackenhut Corrections Corp .....................       3,402
      1,500        Walter Industries, Inc .........................      18,420
                                                                    -----------
                   TOTAL OTHER                                        9,316,937
                                                                    -----------
 PRODUCER DURABLES--5.33%
     19,982        3M Co ..........................................   2,197,421
      1,346      * Active Power, Inc ..............................       1,804


    SHARES                                                              VALUE
   --------                                                             -----
        450      * Actuant Corp ................................... $    16,605
      3,816      * AGCO Corp ......................................      88,531
        436        Alamo Group, Inc ...............................       5,389
      6,129      * Allied Waste Industries, Inc ...................      45,048
        778        American States Water Co .......................      20,399
      2,652        American Water Works Co, Inc ...................     118,438
      1,659        Ametek, Inc ....................................      48,310
        934        Applied Industrial Technologies, Inc ...........      15,831
        652      * Astec Industries, Inc ..........................       7,029
        300      * August Technology Corp .........................       1,350
      1,663        Baldor Electric Co .............................      31,763
      1,100        Briggs & Stratton Corp .........................      41,294
      1,740      * Brooks-PRI Automation, Inc .....................      19,923
        742        California Water Service Group .................      18,943
      3,000      * Capstone Turbine Corp ..........................       1,770
      1,200      * Casella Waste Systems, Inc (Class A) ...........       7,716
     17,653        Caterpillar, Inc ...............................     657,045
        600        CIRCOR International, Inc ......................       8,040
      1,133      * Coinstar, Inc ..................................      29,209
        568      * Columbus Mckinnon Corp .........................       2,988
        425      * Consolidated Graphics, Inc .....................       7,459
        100      * CTB International Corp .........................       1,279
      1,821        Cummins, Inc ...................................      43,012
        696      * Cuno, Inc ......................................      21,472
      5,772        Danaher Corp ...................................     328,138
     12,195        Deere & Co .....................................     554,263
      2,650      * Dycom Industries, Inc ..........................      24,274
      3,584        Eaton Corp .....................................     228,444
     21,560        Emerson Electric Co ............................     947,346
      2,300        Federal Signal Corp ............................      42,366
        500      * Flow International Corp ........................       1,615
      2,800      * Flowserve Corp .................................      28,000
      3,023      * FMC Technologies, Inc ..........................      50,665
        346        Franklin Electric Co, Inc ......................      14,792
      1,900      * FuelCell Energy, Inc ...........................      11,970
        900      * Gardner Denver, Inc ............................      14,139
      2,223        GATX Corp ......................................      44,015
    507,496        General Electric Co ............................  12,509,769
        643      * Genlyte Group, Inc .............................      22,794
        967      * Global Power Equipment Group, Inc ..............       4,545
        400        Gorman-Rupp Co .................................       9,320
      1,165      * Graphic Packaging International Corp ...........       9,297
      2,033        Harsco Corp ....................................      55,260
      1,280      * Headwaters, Inc ................................      17,690
      2,483        Hubbell, Inc (Class B) .........................      72,181
      1,459        IDEX Corp ......................................      41,654
     11,366        Illinois Tool Works, Inc .......................     662,979
        912      * Imagistics International, Inc ..................      15,823
        858      * Ionics, Inc ....................................      20,429
      2,200        JLG Industries, Inc ............................      17,710
      2,150      * Joy Global, Inc ................................      17,845
        787      * Kadant, Inc ....................................      10,625
      1,450        Kaydon Corp ....................................      29,058
      1,800        Kennametal, Inc ................................      57,816
        200        Lawson Products, Inc ...........................       5,830
      1,700        Lincoln Electric Holdings, Inc .................      37,623
        444        Lindsay Manufacturing Co .......................      10,758
        970      * Littelfuse, Inc ................................      16,315
      5,391      * Magna Entertainment Corp (Class A) .............      29,316
        786      * Magnetek, Inc ..................................       2,515
      1,193        Manitowoc Co, Inc ..............................      32,629
        657        Milacron, Inc ..................................       2,963
        300        Mine Safety Appliances Co ......................      11,757
        254        Nacco Industries, Inc (Class A) ................      10,109
      1,486      * National Instruments Corp ......................      32,529


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  45

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 PRODUCER DURABLES--(Continued)
      2,781        Navistar International Corp .................... $    60,292
      3,947      * Newpark Resources, Inc .........................      15,630
        300        NN, Inc ........................................       2,775
      1,237        Nordson Corp ...................................      29,366
      5,567        Paccar, Inc ....................................     188,109
      6,007        Parker Hannifin Corp ...........................     229,527
      2,972        Philadelphia Suburban Corp .....................      60,332
        900      * Photon Dynamics, Inc ...........................      16,767
     12,303        Pitney Bowes, Inc ..............................     375,118
        600      * Plug Power, Inc ................................       2,872
      3,362      * Power-One, Inc .................................      10,019
      1,250      * Quanta Services, Inc ...........................       2,600
      1,725      * Rayovac Corp ...................................      21,045
      1,100        Regal-Beloit Corp ..............................      18,821
      7,893      * Republic Services, Inc .........................     148,388
        300        Richardson Electronics Ltd .....................       1,974
        500        Robbins & Myers, Inc ...........................       9,325
      8,352        Rockwell Automation, Inc .......................     135,887
      1,466        Roper Industries, Inc ..........................      50,577
        300        Sauer-Danfoss, Inc .............................       2,700
         79        SJW Corp .......................................       6,162
        610      * SPS Technologies, Inc ..........................      15,207
        349        Starrett (L.S.) Co (Class A) ...................       5,333
      1,600        Stewart & Stevenson Services, Inc ..............      15,669
        235      * Strattec Security Corp .........................      11,990
        764        Tecumseh Products Co (Class A) .................      32,057
        400        Tennant Co .....................................      12,940
      2,000      * Terex Corp .....................................      33,800
      2,500      * Tetra Tech, Inc ................................      19,975
        693      * Tetra Technologies, Inc ........................      13,964
      2,057      * Thomas & Betts Corp ............................      28,983
      2,581        Timken Co ......................................      43,232
        601        Toro Co ........................................      33,806
        450      * TRC Cos, Inc ...................................       7,718
        300      * Trikon Technologies, Inc .......................       1,704
      1,768        Trinity Industries, Inc ........................      29,101
      1,790      * UNOVA, Inc .....................................       8,807
      1,031        Valhi, Inc .....................................      10,124
        662        Valmont Industries, Inc ........................      15,458
      3,966        W.W. Grainger, Inc .............................     168,753
      1,827        Wabtec Corp ....................................      25,724
      1,400      * Waste Connections, Inc .........................      48,706
     29,623        Waste Management, Inc ..........................     690,808
        899        Watts Industries, Inc (Class A) ................      14,744
     36,937      * Xerox Corp .....................................     182,838
                                                                    -----------
                   TOTAL PRODUCER DURABLES                           22,374,961
                                                                    -----------
 TECHNOLOGY--13.61%
     18,337      * 3Com Corp ......................................      72,248
        200      * 3D Systems Corp ................................       1,316
      1,224      * Actel Corp .....................................      12,730
      1,022      * Acterna Corp ...................................         409
      2,870      * Activision, Inc ................................      68,679
      2,800      * Actuate Corp ...................................       2,660
      4,022      * Acxiom Corp ....................................      57,032
      5,566      * Adaptec, Inc ...................................      24,546
     41,360      * ADC Telecommunications, Inc ....................      47,564
        300      * ADE Corp .......................................       1,263
     12,187        Adobe Systems, Inc .............................     232,772
      1,071      * Adtran, Inc ....................................      16,708
      2,844      * Advanced Digital Information Corp ..............      13,651
        945      * Advanced Energy Industries, Inc ................       8,411
      4,240      * Advanced Fibre Communications, Inc .............      56,265
     17,572      * Advanced Micro Devices, Inc ....................      93,834
        409      * Advanced Power Technology, Inc .................       1,591


    SHARES                                                              VALUE
   --------                                                             -----
      1,629      * Advent Software, Inc ........................... $    18,652
      2,864      * Aeroflex, Inc ..................................      14,435
      2,600      * Aether Systems, Inc ............................       6,968
      4,927      * Affiliated Computer Services, Inc (Class A) ....     209,644
     20,991      * Agere Systems, Inc (Class A) ...................      23,090
     60,268      * Agere Systems, Inc (Class B) ...................      59,665
      2,080      * Agile Software Corp ............................      13,333
     23,854      * Agilent Technologies, Inc ......................     311,533
      3,859      * Akamai Technologies, Inc .......................       3,203
      3,088      * Alliance Data Systems Corp .....................      46,783
      1,000      * Alliance Semiconductor Corp ....................       3,800
      1,792      * Alloy, Inc .....................................      14,892
     19,695      * Altera Corp ....................................     170,756
        500      * Altiris, Inc ...................................       4,975
      2,130      * American Management Systems, Inc ...............      27,115
      8,481      * American Power Conversion Corp .................      81,078
        855      * American Superconductor Corp ...................       2,309
      4,888      * Amkor Technology, Inc ..........................      11,633
      1,012      * Amphenol Corp (Class A) ........................      31,372
      1,096      * Anadigics, Inc .................................       2,334
     18,750      * Analog Devices, Inc ............................     369,375
        400        Analogic Corp ..................................      16,756
      1,400      * Anaren Microwave, Inc ..........................      11,508
      5,294      * Andrew Corp ....................................      34,676
      1,658      * Anixter International, Inc .....................      34,155
      1,800      * Answerthink, Inc ...............................       2,610
        712      * Ansys, Inc .....................................      12,268
        773      * Anteon International Corp ......................      21,010
      1,000      * APAC Customer Services, Inc ....................       2,910
     18,254      * Apple Computer, Inc ............................     264,683
     84,126      * Applied Materials, Inc .........................     971,655
     15,950      * Applied Micro Circuits Corp ....................      45,617
      1,311      * Arbitron, Inc ..................................      44,705
     13,703      * Ariba, Inc .....................................      18,499
      4,100      * Arris Group, Inc ...............................      15,170
      5,144      * Arrow Electronics, Inc .........................      64,969
      1,300      * Artesyn Technologies, Inc ......................       1,963
        600      * Artisan Components, Inc ........................       5,465
     13,265      * Ascential Software Corp ........................      24,646
      1,207      * Asiainfo Holdings, Inc .........................       4,025
      1,870      * Aspect Communications Corp .....................       2,749
      2,000      * Aspen Technology, Inc ..........................       6,000
        891      * AstroPower, Inc ................................       6,326
      2,100      * Asyst Technologies, Inc ........................      12,684
      1,901      * At Road, Inc ...................................      10,265
     21,567      * Atmel Corp .....................................      22,861
      1,273      * ATMI, Inc ......................................      17,949
        700      * Audiovox Corp (Class A) ........................       4,899
      5,894        Autodesk, Inc ..................................      74,677
     31,781        Automatic Data Processing, Inc .................   1,105,025
      2,300      * Avanex Corp ....................................       3,151
     19,026      * Avaya, Inc .....................................      27,207
      1,426      * Avenue A, Inc ..................................       3,565
      1,300      * Avid Technology, Inc ...........................      13,390
      5,785      * Avnet, Inc .....................................      62,420
      2,084      * Avocent Corp ...................................      27,884
      2,822        AVX Corp .......................................      24,439
      4,211      * Axcelis Technologies, Inc ......................      20,550
      1,459      * AXT, Inc .......................................       3,035
        764      * Barra, Inc .....................................      20,872
     18,582      * BEA Systems, Inc ...............................      96,255
        484        BEI Technologies, Inc ..........................       5,324
        467        Bel Fuse, Inc (Class B) ........................      10,017
      1,100        Belden, Inc ....................................      14,762
      1,115      * Benchmark Electronics, Inc .....................      23,471


                       SEE NOTES TO FINANCIAL STATEMENTS


46  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 TECHNOLOGY--(Continued)
      5,709      * Bisys Group, Inc ............................... $    95,397
      1,068      * Black Box Corp .................................      35,458
     12,485      * BMC Software, Inc ..............................     163,179
      3,200      * Borland Software Corp ..........................      24,928
        900      * Boston Communications Group ....................       9,288
      9,897      * Broadcom Corp (Class A) ........................     105,700
     12,025      * Brocade Communications Systems, Inc ............      90,548
      1,492        C&D Technologies, Inc ..........................      21,873
      2,150      * Cable Design Technologies Corp .................      13,158
      1,486      * CACI International, Inc (Class A) ..............      52,679
     13,576      * Cadence Design Systems, Inc ....................     138,068
        400      * Caminus Corp ...................................         712
      1,200      * Carreker Corp ..................................       7,356
        200      * Catapult Communications Corp ...................       1,950
      1,289      * C-COR.net Corp .................................       4,782
      1,065      * Centillium Communications, Inc .................       1,278
      7,345      * Ceridian Corp ..................................     104,666
      3,094      * Certegy, Inc ...................................      62,189
      3,200      * Checkfree Corp .................................      36,416
      1,800      * Checkpoint Systems, Inc ........................      22,230
      1,955      * ChipPAC, Inc ...................................       4,182
      1,500      * Chordiant Software, Inc ........................       1,395
      3,262      * Ciber, Inc .....................................      18,952
     22,107      * CIENA Corp .....................................      65,658
      3,335      * Cirrus Logic, Inc ..............................       8,504
    375,380      * Cisco Systems, Inc .............................   3,933,982
      9,361      * Citrix Systems, Inc ............................      56,447
        378      * ClearOne Communications, Inc ...................       1,289
      4,791      * CNET Networks, Inc .............................       5,270
      1,657      * Cognex Corp ....................................      23,049
        400      * Cognizant Technology Solutions Corp ............      22,988
      1,071        Cohu, Inc ......................................      12,102
      2,373      * CommScope, Inc .................................      16,089
        971      * Compucom Systems, Inc ..........................       5,593
     23,313        Computer Associates International, Inc .........     223,805
      1,300      * Computer Horizons Corp .........................       4,836
      1,784      * Computer Network Technology Corp ...............       8,956
      8,349      * Computer Sciences Corp .........................     232,019
     17,134      * Compuware Corp .................................      52,259
        200        Compx International, Inc .......................       1,856
      9,574      * Comverse Technology, Inc .......................      66,922
      1,000      * Concord Camera Corp ............................       4,660
        708      * Concord Communications, Inc ....................       3,575
     26,226      * Concord EFS, Inc ...............................     416,469
      2,486      * Concurrent Computer Corp .......................       5,668
     14,888      * Conexant Systems, Inc ..........................      16,526
      8,856      * Convergys Corp .................................     133,106
        500      * CoorsTek, Inc ..................................       7,500
     48,906      * Corning, Inc ...................................      78,250
        800      * Covansys Corp ..................................       1,360
      2,065      * Cray, Inc ......................................       8,157
      2,854      * Credence Systems Corp ..........................      24,716
      3,700      * Cree, Inc ......................................      46,250
      2,771      * CSG Systems International, Inc .................      30,204
      1,857        CTS Corp .......................................       8,542
        800        Cubic Corp .....................................      13,600
      1,800      * Cymer, Inc .....................................      33,552
      6,592      * Cypress Semiconductor Corp .....................      43,244
        607      * Daktronics, Inc. ...............................       5,821
        457      * Datastream Systems, Inc ........................       2,285
      1,314      * DDI Corp .......................................         209
      1,300      * dELiA*s Corp (Class A) .........................       1,365
    115,969      * Dell Computer Corp .............................   2,726,431
      3,259        Deluxe Corp ....................................     146,851


    SHARES                                                              VALUE
   --------                                                             -----
        845      * DiamondCluster International, Inc (Class A) .... $     2,755
      3,654        Diebold, Inc ...................................     120,290
        300      * Digimarc Corp ..................................       3,501
      1,500      * Digital Insight Corp ...........................      23,580
      1,124      * Digital River, Inc .............................       8,621
        200      * Digitas, Inc ...................................         440
        601      * DocuCorp International, Inc ....................       6,503
      2,106      * Documentum, Inc ................................      24,324
      6,111      * DoubleClick, Inc ...............................      31,411
        522      * Drexler Technology Corp ........................       7,590
      1,291      * DSP Group, Inc .................................      20,732
      6,178      * DST Systems, Inc ...............................     182,066
        706      * Dupont Photomasks, Inc .........................      16,083
      3,650      * E.piphany, Inc .................................      13,140
      6,587      * Earthlink, Inc .................................      35,175
      1,167      * Echelon Corp ...................................      10,153
        657        EDO Corp .......................................      14,723
      2,245      * eFunds Corp ....................................      21,060
      1,394      * Electro Scientific Industries, Inc .............      20,673
        871      * Electroglas, Inc ...............................       1,742
      6,233      * Electronic Arts, Inc ...........................     411,129
     24,541        Electronic Data Systems Corp ...................     343,083
      2,876      * Electronics For Imaging, Inc ...................      42,910
        300      * Embarcadero Technologies, Inc ..................       1,257
    114,105      * EMC Corp .......................................     521,460
        800      * Emcore Corp ....................................       1,216
        801      * EMS Technologies, Inc ..........................       8,218
      4,200      * Emulex Corp ....................................      47,292
      2,109      * Entegris, Inc ..................................      16,387
     10,615      * Enterasys Networks, Inc ........................      13,800
      3,057      * Entrust, Inc ...................................       9,599
        550      * EPIQ Systems, Inc ..............................       9,713
      7,437        Equifax, Inc ...................................     161,680
      1,000      * eSpeed, Inc (Class A) ..........................      10,160
      1,800      * ESS Technology, Inc ............................      11,070
      1,161      * Esterline Technologies Corp ....................      19,319
      2,026      * Exar Corp ......................................      23,400
        500      * Excel Technology, Inc ..........................       9,405
      5,392      * Extreme Networks, Inc ..........................      22,700
      1,300      * F5 Networks, Inc ...............................       9,815
      2,524        Fair, Isaac & Co, Inc ..........................      82,535
      5,861      * Fairchild Semiconductor International, Inc
                     (Class A) ....................................      55,504
      1,809      * FalconStor Software, Inc .......................       8,810
      1,323      * FEI Co .........................................      19,117
      1,606      * Filenet Corp ...................................      16,622
      6,819      * Finisar Corp ...................................       4,705
     38,501        First Data Corp ................................   1,076,103
      9,815      * Fiserv, Inc ....................................     275,605
        672      * Flir Systems, Inc ..............................      23,513
      4,536      * Foundry Networks, Inc ..........................      24,857
      2,417      * Freemarkets, Inc ...............................      11,988
        989      * FSI International, Inc .........................       3,026
      9,839      * Gateway, Inc ...................................      29,222
      1,300        General Cable Corp .............................       5,005
      1,867      * Genesis Microchip, Inc .........................      14,320
        407      * Global Imaging Systems, Inc ....................       7,684
      1,960        Global Payments, Inc ...........................      50,176
      5,812      * GlobespanVirata, Inc ...........................      13,716
      2,662      * GrafTech International Ltd .....................      19,300
      1,528      * Griffon Corp ...................................      16,273
      1,700      * Handspring, Inc ................................       1,598
      3,778      * Harmonic, Inc ..................................       6,612
      3,158        Harris Corp ....................................     105,761
      1,498        Helix Technology Corp ..........................      14,456
      3,502        Henry (Jack) & Associates, Inc .................      43,530


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  47

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 TECHNOLOGY--(Continued)
    138,745        Hewlett-Packard Co ............................. $ 1,619,154
        446      * HPL Technologies, Inc ..........................          22
      1,289      * Hutchinson Technology, Inc .....................      20,817
      1,391      * Hypercom Corp ..................................       3,978
      1,700      * Hyperion Solutions Corp ........................      31,195
     13,619      * i2 Technologies, Inc ...........................       7,082
      4,300      * Identix, Inc ...................................      25,585
        869      * iGate Corp .....................................       2,364
        600      * Ii-Vi, Inc .....................................       8,010
      7,434        IKON Office Solutions, Inc .....................      58,580
      1,800      * Imation Corp ...................................      50,994
        500      * Inet Technologies, Inc .........................       2,535
      1,979      * InFocus Corp ...................................      15,080
        340      * Infogrames, Inc ................................         755
      2,700      * Infonet Services Corp (Class B) ................       6,048
      3,442      * Informatica Corp ...............................      10,670
      1,113      * Information Resources, Inc .....................       4,129
        200      * Inforte Corp ...................................       1,024
      4,218      * Ingram Micro, Inc (Class A) ....................      56,099
      5,655      * Inktomi Corp ...................................       1,414
        200      * Inrange Technologies Corp (Class B) ............         558
        400      * Integral Systems, Inc ..........................       7,644
      2,436      * Integrated Circuit Systems, Inc ................      38,245
      5,404      * Integrated Device Technology, Inc ..............      56,418
    343,059        Intel Corp .....................................   4,765,090
        900      * Intercept, Inc .................................       8,901
      2,780      * Interdigital Communications Corp ...............      24,186
      2,300      * Intergraph Corp ................................      39,307
      6,282      * Interland, Inc .................................      12,878
        906      * Intermagnetics General Corp ....................      15,465
     87,873        International Business Machines Corp ...........   5,130,904
      3,379      * International Rectifier Corp ...................      52,780
      1,855      * Internet Security Systems, Inc .................      22,854
      6,165      * Intersil Corp (Class A) ........................      79,898
        874        Inter-Tel, Inc .................................      17,786
      3,800      * Intertrust Technologies Corp ...................      12,122
      5,800      * Interwoven, Inc ................................      11,646
        900      * Intrado, Inc ...................................       8,694
      9,780      * Intuit, Inc ....................................     445,283
      2,633      * Iomega Corp ....................................      28,147
      3,195      * Iron Mountain, Inc .............................      79,843
        700      * ITXC Corp ......................................       1,736
        823      * Ixia ...........................................       3,374
        300      * IXYS Corp ......................................       1,509
      5,142      * J.D. Edwards & Co ..............................      47,564
        391      * j2 Global Communications, Inc ..................       7,777
      7,969      * Jabil Circuit, Inc .............................     117,782
      1,569      * JDA Software Group, Inc ........................      10,967
     62,061      * JDS Uniphase Corp ..............................     120,895
     16,645      * Juniper Networks, Inc ..........................      79,896
      3,202      * Keane, Inc .....................................      21,614
        200        Keithley Instruments, Inc ......................       2,430
      4,483      * Kemet Corp .....................................      38,330
      1,000      * Keynote Systems, Inc ...........................       6,550
        635      * Kforce, Inc ....................................       1,975
      9,717      * KLA-Tencor Corp ................................     271,493
      3,651      * Kopin Corp .....................................      12,705
      7,349      * KPMG Consulting, Inc ...........................      47,475
      1,013      * Kronos, Inc ....................................      24,950
      2,000      * Kulicke & Soffa Industries, Inc ................       6,000
      6,323      * Lam Research Corp ..............................      56,275
      4,599      * Lattice Semiconductor Corp .....................      28,606
      1,037      * Lawson Software, Inc ...........................       3,671
        500      * Learning Tree International, Inc ...............       7,345


    SHARES                                                              VALUE
   --------                                                             -----
        400      * LeCroy Corp .................................... $     3,584
      5,130      * Legato Systems, Inc ............................      14,149
      1,300      * Lexar Media, Inc ...............................       3,445
      6,645      * Lexmark International, Inc .....................     312,315
      5,422      * Liberate Technologies ..........................       8,458
      1,859      * Lightbridge, Inc ...............................      12,550
     16,315        Linear Technology Corp .........................     338,047
      2,714      * Looksmart Ltd ..................................       2,633
     19,048      * LSI Logic Corp .................................     120,955
      1,942      * LTX Corp .......................................       8,856
    175,751      * Lucent Technologies, Inc .......................     133,571
      2,773      * Macromedia, Inc ................................      21,435
      2,296      * Macrovision Corp ...............................      28,080
      1,007      * Magma Design Automation, Inc ...................       8,982
      1,200      * Mail-Well, Inc .................................       1,248
        947      * Manhattan Associates, Inc ......................      12,803
        375      * Mantech International Corp (Class A) ...........       8,798
        400      * Manufacturers Services Ltd .....................       1,080
      3,346      * Manugistics Group, Inc .........................       9,335
      1,048      * MAPICS, Inc ....................................       5,869
        600      * Mapinfo Corp ...................................       2,370
        900      * Mastec, Inc ....................................       2,907
      2,480      * Matrixone, Inc .................................      10,763
     16,550      * Maxim Integrated Products, Inc .................     409,778
     10,403      * Maxtor Corp ....................................      27,152
      3,818      * McData Corp (Class A) ..........................      20,732
        900      * MCSi, Inc ......................................       4,455
      3,177      * MEMC Electronic Materials, Inc .................      10,548
      3,530      * Mentor Graphics Corp ...........................      17,226
      1,146      * Mercury Computer Systems, Inc ..................      27,046
      3,818      * Mercury Interactive Corp .......................      65,517
        601      * Merix Corp .....................................       4,898
      1,100      * MetaSolv, Inc ..................................       1,683
      1,700        Methode Electronics, Inc (Class A) .............      15,606
      1,845      * Mettler-Toledo International, Inc ..............      47,970
      3,293      * Micrel, Inc ....................................      20,285
     10,230      * Microchip Technology, Inc ......................     209,204
      4,750      * Micromuse, Inc .................................      11,970
     28,069      * Micron Technology, Inc .........................     347,214
      1,900      * Microsemi Corp .................................      10,659
    229,786      * Microsoft Corp .................................  10,050,840
      2,579      * Microtune, Inc .................................       6,215
      1,342      * MIPS Technologies, Inc (Class A) ...............       1,784
         91      * MIPS Technologies, Inc (Class B) ...............         111
      1,080      * MKS Instruments, Inc ...........................      11,794
      6,733        Molex, Inc .....................................     158,360
        785      * Monolithic System Technology, Inc ..............       7,850
    116,548        Motorola, Inc ..................................   1,186,459
      1,173      * MRO Software, Inc ..............................      10,205
      9,200      * MRV Communications, Inc ........................       7,820
      1,262        MTS Systems Corp ...............................      11,950
        300      * Nanometrics, Inc ...............................         798
        391      * Nassda Corp ....................................       2,041
        500      * National Processing, Inc .......................       8,495
      9,173      * National Semiconductor Corp ....................     109,526
        500      * Navigant International, Inc ....................       5,250
      4,264      * NCR Corp .......................................      84,427
      1,600        NDCHealth Corp .................................      24,880
        500      * Net2Phone, Inc .................................       1,180
      1,112      * Netegrity, Inc .................................       2,291
      2,044      * NETIQ Corp .....................................      29,638
      1,587      * Netro Corp .....................................       3,253
        800      * Netscout Systems, Inc ..........................       2,928
        383      * NetScreen Technologies, Inc ....................       4,156
     15,257      * Network Appliance, Inc .........................     111,834


                       SEE NOTES TO FINANCIAL STATEMENTS


48  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 TECHNOLOGY--(Continued)
      8,026      * Network Associates, Inc ........................ $    85,316
      2,612      * New Focus, Inc .................................       7,052
      2,100      * Newport Corp ...................................      23,688
        600      * Next Level Communications, Inc .................         462
        900      * NIC, Inc .......................................       1,539
        400      * Novadigm, Inc ..................................         800
     18,649      * Novell, Inc ....................................      39,163
      7,472      * Novellus Systems, Inc ..........................     155,492
        400      * Nu Horizons Electronics Corp ...................       2,400
      1,166      * Nuance Communications, Inc .....................       1,982
        995      * Numerical Technologies, Inc ....................       2,886
      6,623      * Nvidia Corp ....................................      56,693
      1,000      * NYFIX, Inc .....................................       3,890
      3,400      * Oak Technology, Inc ............................      10,812
        857      * Omnivision Technologies, Inc ...................       5,648
        900      * ON Semiconductor Corp ..........................       1,125
      4,648      * Onyx Software Corp .............................       8,878
      9,031      * Openwave Systems, Inc ..........................       5,599
      3,410      * Oplink Communications, Inc .....................       1,978
        400      * Opnet Technologies, Inc ........................       2,532
        100      * Optical Communication Products, Inc ............          77
    211,255      * Oracle Corp ....................................   1,660,464
        356      * OSI Systems, Inc ...............................       6,161
        390      * Overland Storage, Inc ..........................       4,235
      2,650      * Overture Services, Inc .........................      62,461
      1,700      * Packeteer, Inc .................................       5,100
     29,834      * Palm, Inc ......................................      22,077
      1,149      * Paradyne Networks, Inc .........................       1,528
     13,877      * Parametric Technology Corp .....................      24,979
        953        Park Electrochemical Corp ......................      15,915
      1,715      * Paxar Corp .....................................      24,936
      1,100      * Paxson Communications Corp .....................       2,420
     16,824        Paychex, Inc ...................................     408,318
        800      * PC-Tel, Inc ....................................       4,168
        857      * PDF Solutions, Inc .............................       4,534
        361      * PEC Solutions, Inc .............................       8,036
      1,367      * Pegasus Solutions, Inc .........................      14,422
        300      * Pegasystems, Inc ...............................       1,638
     14,161      * Peoplesoft, Inc ................................     175,172
      7,555     b* Peregrine Systems, Inc .........................         423
      1,300      * Pericom Semiconductor Corp .....................      11,206
      3,684      * Perot Systems Corp (Class A) ...................      34,261
      1,700      * Phoenix Technologies Ltd .......................      12,325
      1,400      * Photronics, Inc ................................      14,084
      1,748        Pioneer-Standard Electronics, Inc ..............      12,656
      1,956      * Pixelworks, Inc ................................      10,073
        781      * Planar Systems, Inc ............................      12,449
      1,935      * Plantronics, Inc ...............................      31,541
      2,226      * Plexus Corp ....................................      20,591
        446      * PLX Technology, Inc ............................         491
      8,888      * PMC-Sierra, Inc ................................      34,485
      5,205      * Polycom, Inc ...................................      35,342
        400      * Pomeroy Computer Resources, Inc ................       3,944
      4,654      * Portal Software, Inc ...........................       1,117
        300      * Powell Industries, Inc .........................       5,640
      1,200      * Power Integrations, Inc ........................      14,628
      3,769      * Powerwave Technologies, Inc ....................      12,777
      1,963      * PRG-Schultz International, Inc .................      24,302
        837      * Probusiness Services, Inc ......................       5,298
      1,711      * Progress Software Corp .........................      20,703
        960      * Proton Energy Systems ..........................       2,035
      5,374      * Proxim Corp (Class A) ..........................       9,405
      2,905      * PTEK Holdings, Inc .............................      13,537
      4,476      * QLogic Corp ....................................     116,555


    SHARES                                                              VALUE
   --------                                                             -----
      1,000      * QRS Corp ....................................... $     6,630
     39,454      * Qualcomm, Inc ..................................   1,089,719
      7,060      * Quantum Corp ...................................      15,603
      1,857      * Quest Software, Inc ............................      17,456
        600        Quixote Corp ...................................      11,070
      1,100      * Radiant Systems, Inc ...........................       8,800
      1,300      * Radisys Corp ...................................       5,148
      1,000      * Rainbow Technologies, Inc ......................       2,840
      1,754      * Raindance Communications, Inc ..................       5,420
      4,249      * Rambus, Inc ....................................      18,441
      8,975      * Rational Software Corp .........................      38,772
      5,537      * Read-Rite Corp .................................       2,879
      5,031      * RealNetworks, Inc ..............................      18,162
      6,203      * Red Hat, Inc ...................................      29,464
      6,740      * Redback Networks, Inc ..........................       2,089
      1,972      * Register.com, Inc ..............................       5,975
        512      * Renaissance Learning, Inc ......................       7,276
        700      * Research Frontiers, Inc ........................       6,272
      3,191      * Retek, Inc .....................................      11,488
      3,394        Reynolds & Reynolds Co (Class A) ...............      76,161
      7,394      * RF Micro Devices, Inc ..........................      44,364
      4,528      * Riverstone Networks, Inc .......................       2,309
        800      * Rogers Corp ....................................      18,680
        809      * Roxio, Inc .....................................       2,451
      2,900      * RSA Security, Inc ..............................       9,744
        700      * Rudolph Technologies, Inc ......................       7,203
      4,100      * S1 Corp ........................................      21,976
      7,290      * Safeguard Scientifics, Inc .....................       8,092
        345      * Sanchez Computer Associates, Inc ...............         842
      3,138      * Sandisk Corp ...................................      41,139
     27,000      * Sanmina-SCI Corp ...............................      74,790
      3,400      * Sapient Corp ...................................       3,502
        600      * SBS Technologies, Inc ..........................       4,296
      2,090      * Scansoft, Inc ..................................       6,897
        206      * Scansource, Inc ................................      11,958
      8,081        Scientific-Atlanta, Inc ........................     101,093
      1,845      * SCM Microsystems, Inc ..........................       7,286
      1,500      * Seachange International, Inc ...................      10,305
      1,300      * Secure Computing Corp ..........................       4,160
      1,984      * Seebeyond Technology Corp ......................       2,778
        600      * Semitool, Inc ..................................       3,090
      3,205      * Semtech Corp ...................................      31,089
      1,000      * Serena Software, Inc ...........................      12,000
     20,006      * Siebel Systems, Inc ............................     115,035
     11,865      * Silicon Graphics, Inc ..........................       9,729
      2,400      * Silicon Image, Inc .............................       9,816
      1,366      * Silicon Laboratories, Inc ......................      25,039
      4,200      * Silicon Storage Technology, Inc ................      16,422
        200      * Siliconix, Inc .................................       3,554
      1,165      * Sipex Corp .....................................       1,981
      1,600      * Sitel Corp .....................................       2,800
        946      * SmartForce Plc (Spon ADR) ......................       3,122
     42,365      * Solectron Corp .................................      89,390
      1,100      * Somera Communications, Inc .....................       2,255
      2,673      * SONICblue, Inc .................................         642
      2,700      * SonicWALL, Inc .................................       7,425
      7,068      * Sonus Networks, Inc ............................       1,484
        883      * Sourcecorp .....................................      18,022
      1,200      * Spectralink Corp ...............................       6,828
        500      * Spectrian Corp .................................       1,475
      1,089      * SpeechWorks International, Inc .................       2,505
      1,328      * SpeedFam-IPEC, Inc .............................       4,927
        500      * SPSS, Inc ......................................       5,785
        292      * SRA International, Inc (Class A) ...............       8,360
        400      * SS&C Technologies, Inc .........................       3,180


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  49

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 TECHNOLOGY--(Continued)
        600      * Standard Microsystems Corp ..................... $     9,169
      5,434      * Storage Technology Corp ........................      57,111
      2,559      * StorageNetworks, Inc ...........................       3,199
      3,644      * Stratex Networks, Inc ..........................       4,661
      2,902      * Stratos Lightwave, Inc .........................       1,045
    166,556      * Sun Microsystems, Inc ..........................     431,380
     14,487      * Sungard Data Systems, Inc ......................     281,772
        400      * Supertex, Inc ..................................       4,160
      2,511      * Surebeam Corp (Class A) ........................       4,520
      4,721      * Sybase, Inc ....................................      54,858
      8,789      * Sycamore Networks, Inc .........................      20,654
      1,000      * Sykes Enterprises, Inc .........................       4,210
      7,441      * Symantec Corp ..................................     250,241
     11,837        Symbol Technologies, Inc .......................      90,790
      3,897      * Synopsys, Inc ..................................     148,671
        300      * Synplicity, Inc ................................       1,293
        500      * Syntel, Inc ....................................       5,885
        290        Sypris Solutions, Inc ..........................       3,147
      2,000      * Systems & Computer Technology Corp .............      14,000
      1,944      * Take-Two Interactive Software, Inc .............      56,376
      2,595      * Tech Data Corp .................................      68,508
      2,046        Technitrol, Inc ................................      30,588
      2,600      * Tekelec ........................................      22,438
      4,317      * Tektronix, Inc .................................      70,928
     21,114      * Tellabs, Inc ...................................      85,934
      5,624      * Tellium, Inc ...................................       2,137
      9,462      * Teradyne, Inc ..................................      90,835
      2,910      * Terayon Communication Systems, Inc .............       6,751
     88,985        Texas Instruments, Inc .........................   1,314,308
        900      * Therma-Wave, Inc ...............................         711
      8,819      * Thermo Electron Corp ...........................     142,250
        900      * Three-Five Systems, Inc ........................       4,176
      3,881      * TIBCO Software, Inc ............................      14,554
        852      * Tier Technologies, Inc (Class B) ...............      16,120
        500      * Tivo, Inc ......................................       1,800
        800      * Tollgrade Communications, Inc ..................       6,248
      1,935        Total System Services, Inc .....................      25,445
      3,695      * Touch America Holdings, Inc ....................       2,291
      1,644      * Transaction Systems Architects, Inc (Class A) ..      10,193
      7,926      * Transmeta Corp .................................       7,688
      1,369      * Trimble Navigation Ltd .........................      13,553
        579      * Tripos, Inc ....................................       4,545
      6,830      * Triquint Semiconductor, Inc ....................      24,110
      2,000      * Trizetto Group, Inc ............................       9,960
        600      * TTM Technologies, Inc ..........................         942
      1,300      * Turnstone Systems, Inc .........................       2,886
        200      * Ulticom, Inc ...................................       1,106
        500      * Ultimate Electronics, Inc ......................       6,375
      1,700      * Ultratech Stepper, Inc .........................      13,753
     16,532      * Unisys Corp ....................................     115,724
        400        United Industrial Corp .........................       8,060
      1,094      * United Online, Inc .............................      10,491
        600      * Universal Display Corp .........................       3,606
      3,193      * Utstarcom, Inc .................................      48,757
      4,527      * Valueclick, Inc ................................       9,869
      1,500      * Varian Semiconductor Equipment Associates, Inc .      24,660
      1,367      * Veeco Instruments, Inc .........................      14,764
        400      * Verint Systems, Inc ............................       3,452
     11,372      * VeriSign, Inc ..................................      57,429
     20,951      * Veritas Software Corp ..........................     307,351
      1,133      * Verity, Inc ....................................      11,273
      1,266      * Vicor Corp .....................................       9,052
      1,400      * Viewpoint Corp .................................       3,052
     12,114      * Vignette Corp ..................................       9,703


    SHARES                                                              VALUE
   --------                                                             -----
        400      * Virage Logic Corp .............................. $     3,772
        423        Virco Manufacturing Corp .......................       4,103
      8,225      * Vishay Intertechnology, Inc ....................      72,380
      9,464      * Vitesse Semiconductor Corp .....................       6,436
      2,000      * Vitria Technology, Inc .........................       1,560
        400      * Volt Information Sciences, Inc .................       6,060
      1,929        Wallace Computer Services, Inc .................      34,047
      2,500      * WatchGuard Technologies, Inc ...................      11,000
      1,233      * WebEx Communications, Inc ......................      13,797
      2,571      * webMethods, Inc ................................      12,418
      1,105      * Websense, Inc ..................................      12,829
        600      * WESCO International, Inc .......................       2,580
      9,863      * Western Digital Corp ...........................      46,356
        769      * White Electronic Designs Corp ..................       5,760
      1,069      * Wilson Greatbatch Technologies, Inc ............      29,718
      3,192      * Wind River Systems, Inc ........................      10,278
      1,600      * Wireless Facilities, Inc .......................       7,088
        500      * Witness Systems, Inc ...........................       2,910
        700        Woodhead Industries, Inc .......................       7,714
        800      * Xicor, Inc .....................................       2,888
     17,232      * Xilinx, Inc ....................................     272,920
      1,207      * Zebra Technologies Corp (Class A) ..............      63,597
      1,432      * Zoran Corp .....................................      15,752
        400      * Zygo Corp ......................................       1,696
                                                                    -----------
                   TOTAL TECHNOLOGY                                  57,140,723
                                                                    -----------
 TRANSPORTATION--1.39%
      2,474        Airborne, Inc ..................................      28,055
      3,810      * Airtran Holdings, Inc ..........................      11,849
      1,220      * Alaska Air Group, Inc ..........................      21,594
      7,953      * AMR Corp .......................................      33,244
      1,100      * Arkansas Best Corp .............................      31,560
        100      * ATA Holdings Corp ..............................         340
      2,182      * Atlantic Coast Airlines Holdings, Inc ..........      20,184
      3,230      * Atlas Air Worldwide Holdings, Inc ..............       7,784
      1,637      * BE Aerospace, Inc ..............................       7,792
     19,649        Burlington Northern Santa Fe Corp ..............     470,004
      3,430        C.H. Robinson Worldwide, Inc ...................      92,679
      2,315        CNF, Inc .......................................      72,668
      3,322      * Continental Airlines, Inc (Class B) ............      17,906
        200      * Covenant Transport, Inc (Class A) ..............       3,500
     10,922        CSX Corp .......................................     288,122
      6,305        Delta Air Lines, Inc ...........................      58,573
      1,899      * EGL, Inc .......................................      20,908
      4,823        Expeditors International Of Washington, Inc ....     134,755
      1,647      * ExpressJet Holdings, Inc .......................      15,152
     15,336        FedEx Corp .....................................     767,874
      1,158        Florida East Coast Industries, Inc (Class A) ...      27,329
        559      * Forward Air Corp ...............................      10,118
      1,794      * Frontier Airlines, Inc .........................       8,755
        543      * Genesee & Wyoming, Inc (Class A) ...............      12,082
      1,602      * Heartland Express, Inc .........................      30,021
      1,106      * Hunt (J.B.) Transport Services, Inc ............      26,046
        324      * JetBlue Airways Corp ...........................      13,067
      3,098      * Kansas City Southern Industries, Inc ...........      38,415
      1,300      * Knight Transportation, Inc .....................      20,150
        800      * Landstar System, Inc ...........................      39,220
      1,908      * Mesa Air Group, Inc ............................       6,964
        400      * Mesaba Holdings, Inc ...........................       2,176
        650      * Midwest Express Holdings, Inc ..................       2,600
     19,912        Norfolk Southern Corp ..........................     402,023
      2,804      * Northwest Airlines Corp ........................      18,731
      1,400        Overseas Shipholding Group, Inc ................      21,392
        217      * P.A.M. Transportation Services .................       4,140
      1,200      * RailAmerica, Inc ...............................       8,700
        650        Roadway Corp ...................................      23,842


                       SEE NOTES TO FINANCIAL STATEMENTS


50  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 TRANSPORTATION--(Continued)
      2,950        Ryder System, Inc .............................. $    73,544
      7,446      * Sabre Holdings Corp ............................     144,080
      1,731        Shurgard Storage Centers, Inc (Class A) ........      54,734
      2,701        Skywest, Inc ...................................      35,383
     39,547        Southwest Airlines Co ..........................     516,484
      3,202      * Swift Transportation Co, Inc ...................      49,951
      3,143     b* U.S. Airways Group, Inc ........................       1,807
        212      * U.S. Xpress Enterprises, Inc (Class A) .........       2,073
      2,200      * UAL Corp .......................................       4,708
     12,933        Union Pacific Corp .............................     748,433
     20,009        United Parcel Service, Inc (Class B) ...........   1,251,163
      1,400        USFreightways Corp .............................      40,152
      1,971        Werner Enterprises, Inc ........................      36,227
      1,500      * Yellow Corp ....................................      44,262
                                                                    -----------
                   TOTAL TRANSPORTATION                               5,823,315
                                                                    -----------
 UTILITIES--6.72%
    195,641        A T & T Corp ...................................   2,349,648
    114,781      * A T & T Wireless Services, Inc .................     472,898
     20,734      * AES Corp .......................................      52,042
      2,900        AGL Resources, Inc .............................      64,061
        700      * AirGate PCS, Inc ...............................         308
      3,219      * Alamosa Holdings, Inc ..........................         740
        200      * Alaska Communications Systems Group, Inc .......         336
      6,458        Allegheny Energy, Inc ..........................      84,600
      6,884      * Allegiance Telecom, Inc ........................       5,714
      1,900      * Allen Telecom, Inc .............................      10,146
      3,911        Allete, Inc ....................................      84,478
      4,635        Alliant Energy Corp ............................      89,224
     15,910        Alltel Corp ....................................     638,468
      7,455        Ameren Corp ....................................     310,501
     16,590        American Electric Power Co, Inc ................     472,981
      6,696      * American Tower Corp (Class A) ..................      10,647
      8,993        Aquila, Inc ....................................      36,871
      2,111        Atmos Energy Corp ..............................      45,387
      2,600        Avista Corp ....................................      29,120
     96,127        BellSouth Corp .................................   1,764,892
      1,376        Black Hills Corp ...............................      36,037
     10,326      * Broadwing, Inc .................................      20,445
     18,138      * Calpine Corp ...................................      44,801
        500        Cascade Natural Gas Corp .......................       9,850
        200      * Centennial Communications Corp .................         580
     13,775      * Centerpoint Energy, Inc. .......................     137,888
        500        Central Vermont Public Service Corp ............       8,815
      7,206        CenturyTel, Inc ................................     161,631
        860        CH Energy Group, Inc ...........................      40,360
      8,562        Cinergy Corp ...................................     269,104
     14,534      * Citizens Communications Co .....................      98,541
      2,152        Cleco Corp .....................................      28,987
      6,499        CMS Energy Corp ................................      52,382
        600      * Commonwealth Telephone Enterprises, Inc ........      20,862
        400        Connecticut Water Service, Inc .................      10,248
     10,883        Consolidated Edison, Inc .......................     437,714
      8,429        Constellation Energy Group, Inc ................     208,955
      9,540      * Crown Castle International Corp ................      20,702
        900        CT Communications, Inc .........................      13,050
        700      * Dobson Communications Corp (Class A) ...........         217
     14,178        Dominion Resources, Inc ........................     719,250
      6,295        DPL, Inc .......................................     103,553
      3,665        DQE, Inc .......................................      54,975
      8,252        DTE Energy Co ..................................     335,856
     42,591        Duke Energy Corp ...............................     832,654
     13,204      * Dynegy, Inc (Class A) ..........................      15,317
     16,756      * Edison International ...........................     167,560
     29,975        El Paso Corp ...................................     247,893


    SHARES                                                              VALUE
   --------                                                             -----
      2,546      * El Paso Electric Co ............................ $    30,246
      1,161        Empire District Electric Co ....................      19,621
      1,815        Energen Corp ...................................      45,938
      7,362        Energy East Corp ...............................     145,841
        260        EnergySouth, Inc ...............................       6,630
     11,426        Entergy Corp ...................................     475,322
      3,200        Equitable Resources, Inc .......................     110,560
     16,561        Exelon Corp ....................................     786,648
     14,198        FirstEnergy Corp ...............................     424,378
         20      * Focal Communications Corp ......................          10
         15      * Focal Communications Corp Wts 12/14/07 .........           0
      9,030        FPL Group, Inc .................................     485,814
      1,581      * General Communication, Inc (Class A) ...........       5,945
        500      * Golden Telecom, Inc ............................       6,025
      3,222        Great Plains Energy, Inc .......................      61,701
      1,800        Hawaiian Electric Industries, Inc ..............      77,580
        700        Hickory Tech Corp ..............................       9,275
      1,900        Idacorp, Inc ...................................      46,227
      2,525      * IDT Corp .......................................      41,158
         72      * IDT Corp (Class B) .............................       1,104
      7,182        KeySpan Corp ...................................     240,597
      4,656        Kinder Morgan, Inc .............................     165,055
      1,048        Laclede Group, Inc .............................      24,418
     16,560      * Level 3 Communications, Inc ....................      64,418
        621      * McLeodUSA, Inc (Class A) .......................         186
     10,603      * McLeodUSA, Inc (Class A) Escrow ................           0
      3,500        MDU Resources Group, Inc .......................      79,905
        856        MGE Energy, Inc ................................      21,965
        350        Middlesex Water Co .............................       7,875
     20,641      * Mirant Corp ....................................      45,617
        400      * NATCO Group, Inc (Class A) .....................       3,012
      3,649        National Fuel Gas Co ...........................      72,506
      1,394        New Jersey Resources Corp ......................      45,863
     34,438      * Nextel Communications, Inc (Class A) ...........     260,007
      3,500      * Nextel Partners, Inc (Class A) .................      18,830
      2,268        Nicor, Inc .....................................      63,958
     10,619        NiSource, Inc ..................................     182,965
        180      * NiSource, Inc (Sails) ..........................         326
        900        North Pittsburgh Systems, Inc ..................      11,997
      6,620        Northeast Utilities ............................     111,878
      1,300        Northwest Natural Gas Co .......................      38,168
      1,500        Northwestern Corp ..............................      14,640
      2,714        NSTAR ..........................................     107,339
        803        NUI Corp .......................................      17,345
      3,978        OGE Energy Corp ................................      67,109
        662      * Oil States International, Inc ..................       6,620
      2,767        Oneok, Inc .....................................      52,296
      1,284        Otter Tail Corp ................................      33,821
     20,009      * P G & E Corp ...................................     225,301
      1,800        Peoples Energy Corp ............................      60,642
      7,908        Pepco Holdings, Inc ............................     157,765
      1,100      * Petroquest Energy, Inc .........................       4,862
      1,600        Piedmont Natural Gas Co, Inc ...................      56,752
      3,989        Pinnacle West Capital Corp .....................     110,735
      1,787        PNM Resources, Inc .............................      35,383
      7,525        PPL Corp .......................................     244,864
      2,483      * Price Communications Corp ......................      28,058
     11,194        Progress Energy, Inc ...........................     457,499
        328      * Progress Energy, Inc (Cvo) .....................         148
     10,548        Public Service Enterprise Group, Inc ...........     321,714
      4,503        Puget Energy, Inc ..............................      91,906
      3,795        Questar Corp ...................................      86,678
        467      * Quicksilver Resources, Inc .....................       8,406
     69,713      * Qwest Communications International, Inc ........     158,946
      2,248      * RCN Corp .......................................       1,146


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  51

          Statement of Investments - INSTITUTIONAL EQUITY INDEX FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 UTILITIES--(Continued)
      2,092      * Reliant Resources, Inc ........................ $      3,661
    171,416        SBC Communications, Inc .......................    3,445,462
      5,326        SCANA Corp ....................................      138,583
      1,163        SEMCO Energy, Inc .............................        9,048
      9,332        Sempra Energy .................................      183,374
        224        Shenandoah Telecom Co .........................       11,366
      5,380      * Sierra Pacific Resources ......................       32,818
      7,246      * Skyworks Solutions, Inc .......................       32,824
        600        South Jersey Industries, Inc ..................       19,596
     36,115        Southern Co ...................................    1,039,390
      2,118      * Southern Union Co .............................       23,933
      1,710        Southwest Gas Corp ............................       38,048
        553        Southwest Water Co ............................        7,886
      1,000      * Southwestern Energy Co ........................       12,000
     45,679        Sprint Corp (FON Group) .......................      416,592
     37,483      * Sprint Corp (PCS Group) .......................       73,467
        707        SureWest Communications .......................       20,694
      4,633      * Talk America Holdings, Inc ....................       10,749
      7,912        TECO Energy, Inc ..............................      125,643
      2,695        Telephone & Data Systems, Inc .................      135,963
      1,668      * Time Warner Telecom, Inc (Class A) ............        1,351
        744      * Triton PCS Holdings, Inc (Class A) ............        1,555
     13,685        TXU Corp ......................................      570,801
        959      * U.S. Cellular Corp ............................       28,367
      4,136      * U.S. Unwired, Inc (Class A) ...................        2,895
      1,541      * Ubiquitel, Inc ................................          385
      1,400        UGI Corp ......................................       50,890
        651        UIL Holdings Corp .............................       23,078
      1,488        Unisource Energy Corp .........................       22,692
        281        Unitil Corp ...................................        7,629


    SHARES                                                              VALUE
   --------                                                             -----
      3,533        Vectren Corp .................................. $     77,726
    139,671        Verizon Communications, Inc ...................    3,833,038
        900      * West Corp .....................................       12,600
      2,640        Westar Energy, Inc ............................       26,558
        954        Western Gas Resources, Inc ....................       29,813
      2,075      * Western Wireless Corp (Class A) ...............        5,603
      2,566        WGL Holdings, Inc .............................       61,353
     24,638        Williams Cos, Inc .............................       55,682
      5,961        Wisconsin Energy Corp .........................      144,852
      4,505     b* WorldCom, Inc (MCI Group) .....................          721
    115,127     b* WorldCom, Inc (WorldCom Group) ................       11,513
      1,600        WPS Resources Corp ............................       56,704
     20,363        Xcel Energy, Inc ..............................      189,580
                                                                   ------------
                   TOTAL UTILITIES                                   28,207,316
                                                                   ------------
                   TOTAL COMMON STOCK
                    (COST $571,589,516)                             428,704,999
                                                                   ------------
                   TOTAL PORTFOLIO--102.13%
                    (COST $571,589,516)                             428,704,999
                   OTHER ASSETS & LIABILITIES, NET--(2.13%)          (8,934,242)
                                                                   ------------
                   NET ASSETS--100.00%                             $419,770,757
                                                                   ============
----------
*  Non-income producing
b  In bankruptcy

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $574,108,085. Net unrealized depreciation of portfolio investments aggregated $145,403,086 of which $3,950,689 related to appreciated portfolio investments and $149,353,775 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.














                       SEE NOTES TO FINANCIAL STATEMENTS


52  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
COMMON STOCK--99.17%
 AEROSPACE AND DEFENSE--0.13%
        900      * EchoStar Communications Corp (Class A) ......... $    15,570
      2,600        Heico Corp .....................................      29,432
        100        PerkinElmer, Inc ...............................         545
                                                                    -----------
                   TOTAL AEROSPACE AND DEFENSE                           45,547
                                                                    -----------
 BASIC INDUSTRIES--4.44%
      2,700        Air Products & Chemicals, Inc ..................     113,427
      1,600        Amcol International Corp .......................       8,960
        400      * American Standard Cos, Inc .....................      25,448
      1,800        Avery Dennison Corp ............................     102,564
        400        Black & Decker Corp ............................      16,772
        800        Cabot Corp .....................................      16,800
        500      * Cabot Microelectronics Corp ....................      18,620
        600        Castle (A.M.) & Co .............................       4,050
        300        Centex Corp ....................................      13,305
        500        Century Aluminum Co ............................       3,480
        100      * Champion Enterprises, Inc ......................         294
        500        Clayton Homes, Inc .............................       5,490
        100      * Cleveland-Cliffs, Inc ..........................       2,405
      4,000      * Crown Cork & Seal Co, Inc ......................      21,000
        200        D.R. Horton, Inc ...............................       3,724
      1,000        Donnelly Corp ..................................      25,910
      1,400        Ecolab, Inc ....................................      58,422
      2,400        Engelhard Corp .................................      57,192
      1,500      * Fleetwood Enterprises, Inc .....................      10,110
        400        H.B. Fuller Co .................................      10,640
        700      * Imco Recycling, Inc ............................       4,235
        200        KB Home ........................................       9,768
      4,800        Kimberly-Clark Corp ............................     271,872
        300        Lennar Corp ....................................      16,734
      1,100      * Liquidmetal Technologies .......................       8,789
        200      * Lone Star Technologies, Inc ....................       2,370
      4,500        Masco Corp .....................................      87,975
        700      * Material Sciences Corp .........................       8,519
      1,400        MeadWestvaco Corp ..............................      26,894
        400      * Mueller Industries, Inc ........................      10,360
      1,100      * NS Group, Inc ..................................       6,523
        900        Nucor Corp .....................................      34,110
        300      * Pactiv Corp ....................................       4,935
        800      * Penwest Pharmaceuticals Co .....................       6,664
      2,800        Plum Creek Timber Co, Inc ......................      63,308
      1,400        Praxair, Inc ...................................      71,554
      1,000        Pulte Homes, Inc ...............................      42,630
        200        Quanex Corp ....................................       6,940
        300        Reliance Steel & Aluminum Co ...................       6,555
      1,200        Roanoke Electric Steel Corp ....................      13,020
      1,800        Rohm & Haas Co .................................      55,800
      1,000        Royal Gold, Inc ................................      19,070
      2,000        Ryerson Tull, Inc ..............................      12,860
      1,000        Schnitzer Steel Industries, Inc (Class A) ......      18,099
        100      * Sealed Air Corp ................................       1,689
      1,000        Sigma-Aldrich Corp .............................      49,270
        300        Snap-On, Inc ...................................       6,894
      1,800        Sonoco Products Co .............................      38,358
      1,000        Stanley Works ..................................      32,670
        100      * Steel Dynamics, Inc ............................       1,309
        100      * Stillwater Mining Co ...........................         600
        100      * Technical Olympic U.S.A., Inc ..................       1,528
        200        Temple-Inland, Inc .............................       7,726
      1,300        Vulcan Materials Co ............................      47,008
      4,900        Worthington Industries, Inc ....................      91,630
                                                                    -----------
                   TOTAL BASIC INDUSTRIES                             1,606,879
                                                                    -----------
 CONSUMER CYCLICAL--9.04%
     21,600      * AOL Time Warner, Inc ...........................     252,720


    SHARES                                                              VALUE
   --------                                                             -----
        700      * Apollo Group, Inc (Class A) .................... $    30,401
      1,700        Autoliv, Inc ...................................      35,836
        100        Bandag, Inc ....................................       3,050
        800        Barnes Group, Inc ..............................      16,072
      1,600      * Bed Bath & Beyond, Inc .........................      52,112
        400      * Big Lots, Inc ..................................       6,332
        500      * Boca Resorts, Inc (Class A) ....................       5,100
        600        Brunswick Corp .................................      12,624
        300        Bush Industries, Inc (Class A) .................       2,418
        500      * Cablevision Systems Corp (Class A) .............       4,530
        400        Callaway Golf Co ...............................       4,160
      2,100      * Charter Communications, Inc (Class A) ..........       3,906
        400      * Choice Hotels International, Inc ...............       9,244
      5,900      * Comcast Corp (Class A) Special .................     123,074
        600        Cooper Tire & Rubber Co ........................       9,684
        200        CPI Corp .......................................       2,750
      1,500        Dana Corp ......................................      19,620
      1,150        Darden Restaurants, Inc ........................      27,876
      8,000        Delphi Corp ....................................      68,400
      1,400        Dollar General Corp ............................      18,788
        400      * Dollar Tree Stores, Inc ........................       8,816
        600        Dow Jones & Co, Inc ............................      23,046
        400      * Extended Stay America, Inc .....................       5,080
        700        Family Dollar Stores, Inc ......................      18,816
        500      * Foot Locker, Inc ...............................       4,995
      4,500        Gap, Inc .......................................      48,825
        100      * Gaylord Entertainment Co .......................       1,892
        300      * Gentex Corp ....................................       8,157
      2,400        Genuine Parts Co ...............................      73,536
        900        Graco, Inc .....................................      22,320
      2,700        Harley-Davidson, Inc ...........................     125,415
        300        Harman International Industries, Inc ...........      15,525
        100        Harte-Hanks, Inc ...............................       1,861
        400      * IMPCO Technologies, Inc ........................       1,440
      2,800        Interpublic Group Of Cos, Inc ..................      44,380
      1,700        J.C. Penney Co, Inc ............................      27,064
      1,000        Johnson Controls, Inc ..........................      76,820
        800      * K2, Inc ........................................       6,320
      2,000      * Kohl's Corp ....................................     121,620
        500      * Lamar Advertising Co ...........................      15,175
        300      * Lear Corp ......................................      12,495
      1,000        Leggett & Platt, Inc ...........................      19,790
     16,400      * Liberty Media Corp (Class A) ...................     117,752
        600        Liz Claiborne, Inc .............................      14,970
        500      * Luby's, Inc ....................................       2,460
      2,900        May Department Stores Co .......................      66,033
     14,400        McDonald's Corp ................................     254,304
      2,000        McGraw-Hill Cos, Inc ...........................     122,440
      2,900      * Metro-Goldwyn-Mayer, Inc .......................      34,655
        200      * Michaels Stores, Inc ...........................       9,140
      1,200        Modine Manufacturing Co ........................      22,824
      1,000        New York Times Co (Class A) ....................      45,450
        700        Nordstrom, Inc .................................      12,558
        100      * Oakley, Inc ....................................       1,005
      2,000        Omnicom Group, Inc .............................     111,360
      1,300      * Penton Media, Inc ..............................         312
        100        Phillips-Van Heusen Corp .......................       1,260
        200      * Pixar, Inc .....................................       9,620
        900      * Prime Hospitality Corp .........................       7,380
        800        R.R. Donnelley & Sons Co .......................      18,808
        100      * Reebok International Ltd .......................       2,505
        100      * Regal Entertainment Group (Class A) ............       1,780
        300        Ross Stores, Inc ...............................      10,692
        200        Russell Corp ...................................       2,998


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  53

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 CONSUMER CYCLICAL--(CONTINUED)
        500      * Saks, Inc ...................................... $     5,265
        200        Scripps (E.W.) Co (Class A) ....................      13,860
      2,400        Sears Roebuck & Co .............................      93,600
        200      * Sports Resorts International, Inc ..............         834
      2,400      * Starbucks Corp .................................      49,536
        200        Superior Industries International, Inc .........       9,416
      5,900        Target Corp ....................................     174,168
        500        Tiffany & Co ...................................      10,715
      3,800        TJX Cos, Inc ...................................      64,600
        100      * Tower Automotive, Inc ..........................         670
      2,000        Tribune Co .....................................      83,620
      1,300      * U.S.A. Interactive, Inc ........................      25,194
        800      * Univision Communications, Inc (Class A) ........      18,240
        200      * Valassis Communications, Inc ...................       7,014
      1,700        VF Corp ........................................      61,166
      3,300        Visteon Corp ...................................      31,251
      1,000      * Wabash National Corp ...........................       5,410
     14,800        Walt Disney Co .................................     224,072
        100        Washington Post Co (Class B) ...................      64,900
        800        Wendy's International, Inc .....................      26,488
        200        Whirlpool Corp .................................       9,172
        300      * Williams-Sonoma, Inc ...........................       7,089
      2,300      * Yahoo!, Inc ....................................      22,011
                                                                    -----------
                   TOTAL CONSUMER CYCLICAL                            3,270,682
                                                                    -----------
 CONSUMER NON-CYCLICAL--12.31%
      3,400        Albertson's, Inc ...............................      82,144
        900      * Amazon.Com, Inc ................................      14,337
        400      * Autozone, Inc ..................................      31,544
      1,300        Avon Products, Inc .............................      59,930
      1,200      * Best Buy Co, Inc ...............................      26,772
        200      * BJ's Wholesale Club, Inc .......................       3,802
      2,700        Campbell Soup Co ...............................      59,616
        200      * CDW Computer Centers, Inc ......................       8,472
        900        Circuit City Stores, Inc (Circuit City Group) ..      13,635
      1,200        Clorox Co ......................................      48,216
        100      * Coach, Inc .....................................       2,560
     13,400        Coca-Cola Co ...................................     642,664
      1,300        Coca-Cola Enterprises, Inc .....................      27,612
      3,800        Colgate-Palmolive Co ...........................     205,010
      3,000      * Costco Wholesale Corp ..........................      97,110
      2,700        CVS Corp .......................................      68,445
        800      * eBay, Inc ......................................      42,248
        400      * Energizer Holdings, Inc ........................      12,160
        200        Fastenal Co ....................................       6,316
      2,500        General Mills, Inc .............................     111,050
      8,000        Gillette Co ....................................     236,800
      3,100        H.J. Heinz Co ..................................     103,447
        700        Hershey Foods Corp .............................      43,435
     12,400        Home Depot, Inc ................................     323,640
        200        International Flavors & Fragrances, Inc ........       6,370
        100        J.M. Smucker Co ................................       3,670
      2,300        Kellogg Co .....................................      76,475
      5,100      * Kroger Co ......................................      71,910
      4,300        Lowe's Cos .....................................     178,020
      4,200        Mattel, Inc ....................................      75,642
        500      * NBTY, Inc ......................................       6,490
      1,500        Newell Rubbermaid, Inc .........................      46,305
      1,300      * Office Depot, Inc ..............................      16,042
      1,000      * Overstock.com, Inc .............................       5,950
        600        Pepsi Bottling Group, Inc ......................      14,040
     11,900        PepsiCo, Inc ...................................     439,705
      1,800      * Perrigo Co .....................................      19,134
        200      * Petsmart, Inc ..................................       3,562
      8,800        Procter & Gamble Co ............................     786,544


    SHARES                                                              VALUE
   --------                                                             -----
        800      * RadioShack Corp ................................ $    16,048
        100        Russ Berrie & Co, Inc ..........................       3,001
      3,900      * Safeway, Inc ...................................      86,970
      2,400      * Staples, Inc ...................................      30,696
        800      * Toys ORO Us, Inc ...............................       8,144
      6,900        Walgreen Co ....................................     212,244
        100        Winn-Dixie Stores, Inc .........................       1,312
      1,500        Wrigley (Wm.) Jr Co ............................      74,235
                                                                    -----------
                   TOTAL CONSUMER NON-CYCLICAL ....................   4,453,474
                                                                    -----------
 ENERGY--4.47%
        400      * 3TEC Energy Corp ...............................       5,720
      3,200        Anadarko Petroleum Corp ........................     142,528
      3,650        Apache Corp ....................................     216,993
      5,700        Baker Hughes, Inc ..............................     165,471
        100        Berry Petroleum Co (Class A) ...................       1,699
        100        Cabot Oil & Gas Corp (Class A) .................       2,150
      1,400        Chesapeake Energy Corp .........................       9,240
        500      * Comstock Resources, Inc ........................       3,450
        200      * Cooper Cameron Corp ............................       8,352
      1,300      * Denbury Resources, Inc .........................      13,221
      3,055        Devon Energy Corp ..............................     147,404
      1,200      * Energy Partners Ltd ............................       9,768
      1,000        ENSCO International, Inc .......................      25,040
      2,800        EOG Resources, Inc .............................     100,688
        800      * Forest Oil Corp ................................      20,400
        800        Frontier Oil Corp ..............................       9,920
        200      * Global Industries Ltd ..........................         826
      2,600      * Grant Prideco, Inc .............................      22,204
        900        Helmerich & Payne, Inc .........................      30,807
      2,200      * Meridian Resource Corp .........................       4,642
      1,600        Murphy Oil Corp ................................     131,312
      1,300      * Newfield Exploration Co ........................      43,667
      2,000        Noble Energy, Inc ..............................      67,940
        700      * Nuevo Energy Co ................................       7,630
      3,200        Ocean Energy, Inc ..............................      63,840
        100      * Patterson-UTI Energy, Inc ......................       2,551
        200      * Petroleum Helicopters (Vote) ...................       5,260
      1,600      * Pioneer Natural Resources Co ...................      38,800
        800      * Plains Resources, Inc ..........................      20,624
      1,500        Pogo Producing Co ..............................      51,090
        400      * Pride International, Inc .......................       5,200
      1,100      * Range Resources Corp ...........................       5,148
        600        Rowan Cos, Inc .................................      11,184
        500      * Smith International, Inc .......................      14,655
        300      * Stone Energy Corp ..............................       9,750
      2,100        Sunoco, Inc ....................................      63,336
        500      * Swift Energy Co ................................       5,200
        200        Tidewater, Inc .................................       5,398
        200      * Tom Brown, Inc .................................       4,580
      4,900      * Transmontaigne, Inc ............................      24,402
      1,700        Valero Energy Corp .............................      44,999
        100      * Varco International, Inc .......................       1,692
        500        Vintage Petroleum, Inc .........................       5,400
        600      * Westport Resources Corp ........................      10,980
        900        World Fuel Services Corp .......................      17,370
        800        XTO Energy, Inc ................................      16,488
                                                                    -----------
                   TOTAL ENERGY                                       1,619,019
                                                                    -----------
 FINANCIAL SERVICES--24.41%
        400        A.G. Edwards, Inc ..............................      12,792
      3,400        Aflac, Inc .....................................     104,346
      1,800        Allied Capital Corp ............................      39,402
        100        Ambac Financial Group, Inc .....................       5,389
        700        American Capital Strategies Ltd ................      13,188
      8,500        American Express Co ............................     265,030


                       SEE NOTES TO FINANCIAL STATEMENTS


54  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
     13,500        American International Group, Inc .............. $   738,450
      1,800        AmSouth Bancorp ................................      37,332
      2,400        AON Corp .......................................      49,176
      2,000        Archstone-Smith Trust ..........................      47,760
        200        AvalonBay Communities, Inc .....................       8,360
     10,000        Bank Of America Corp ...........................     638,000
      8,700        Bank One Corp ..................................     325,380
      4,100        BB&T Corp ......................................     143,664
      1,300        Capital One Financial Corp .....................      45,396
        200        CarrAmerica Realty Corp ........................       5,034
      8,100        Charles Schwab Corp ............................      70,470
      1,100        Charter Municipal Mortgage Acceptance Co .......      19,382
        900        Charter One Financial, Inc .....................      26,748
      1,100        Chubb Corp .....................................      60,313
        900        Cincinnati Financial Corp ......................      32,022
      1,100        Comerica, Inc ..................................      53,042
        600        Countrywide Credit Industries, Inc .............      28,290
      1,000        Crescent Real Estate Equities Co ...............      15,700
        800        Crown American Realty Trust ....................       7,352
        709        Duke Realty Corp ...............................      17,456
        200        Eaton Vance Corp ...............................       5,528
      6,300        Equity Office Properties Trust .................     162,666
      3,700        Equity Residential .............................      88,578
        500        Erie Indemnity Co (Class A) ....................      20,830
      7,200        Fannie Mae .....................................     428,688
        500        Federated Investors, Inc (Class B) .............      13,495
      4,200        Fifth Third Bancorp ............................     257,166
      9,000        FleetBoston Financial Corp .....................     182,970
      2,000        Franklin Resources, Inc ........................      62,200
      4,800        Freddie Mac ....................................     268,320
        400        Gallagher (Arthur J.) & Co .....................       9,860
        130      * Gartner, Inc (Class B) .........................       1,040
        600        Golden State Bancorp, Inc ......................      19,392
      1,300        Golden West Financial Corp .....................      80,834
      2,200        Goldman Sachs Group, Inc .......................     145,266
        600        Greenpoint Financial Corp ......................      25,044
      1,700        Hartford Financial Services Group, Inc .........      69,700
        200        Health Care Property Investors, Inc ............       8,520
        200        Highwoods Properties, Inc ......................       4,680
      2,800      * Homestore, Inc .................................         840
        500        Hospitality Properties Trust ...................      16,560
      3,200        Household International, Inc ...................      90,592
      2,000        HRPT Properties Trust ..........................      16,500
        300      * IndyMac Bancorp, Inc ...........................       5,781
      1,300        Instinet Group, Inc ............................       4,030
        600        iStar Financial, Inc ...........................      16,752
     13,600        J.P. Morgan Chase & Co .........................     258,264
        700        Jefferson-Pilot Corp ...........................      28,070
      3,800        KeyCorp ........................................      94,886
        200        Kimco Realty Corp ..............................       6,220
        300        Legg Mason, Inc ................................      12,768
      1,500        Lincoln National Corp ..........................      45,825
      5,000        Marsh & McLennan Cos, Inc ......................     208,200
        500        MBIA, Inc ......................................      19,975
      8,650        MBNA Corp ......................................     158,987
      3,400        Mellon Financial Corp ..........................      88,162
      5,700        Merrill Lynch & Co, Inc ........................     187,815
      1,400        MFA Mortgage Investments, Inc ..................      11,340
        100        MGIC Investment Corp ...........................       4,083
        100        MONY Group, Inc ................................       2,467
      5,400        National City Corp .............................     154,062
        300        Neuberger Berman, Inc ..........................       8,085
        600        New Plan Excel Realty Trust ....................      11,064
        300        New York Community Bancorp, Inc ................       8,451


    SHARES                                                              VALUE
   --------                                                             -----
        300        North Fork Bancorp, Inc ........................ $    11,352
      1,100        Northern Trust Corp ............................      41,492
        500        People's Bank ..................................      11,215
      3,200        PNC Financial Services Group, Inc ..............     134,944
        300        Popular, Inc ...................................       9,480
      2,400      * Principal Financial Group ......................      62,832
      1,000        Progressive Corp ...............................      50,630
      1,400        Prologis .......................................      34,874
      2,300      * Providian Financial Corp .......................      11,270
      4,900      * Prudential Financial, Inc ......................     139,944
      1,200        Public Storage, Inc ............................      38,280
      1,600        Regions Financial Corp .........................      52,272
        200        Rouse Co .......................................       6,390
        300        Safeco Corp ....................................       9,534
        600        Seacoast Banking Corp Of Florida ...............      11,508
        600        SEI Investments Co .............................      14,328
      1,900        Simon Property Group, Inc ......................      67,887
      1,300        SLM Corp .......................................     121,082
        400      * SoundView Technology Group, Inc ................         520
      1,000        Sovereign Bancorp, Inc .........................      12,900
      1,300        St. Paul Cos, Inc ..............................      37,336
      2,000        State Street Corp ..............................      77,280
      1,000        Stilwell Financial, Inc ........................      12,070
      2,300        SunTrust Banks, Inc ............................     141,404
      1,300        Synovus Financial Corp .........................      26,806
      2,700      * Syntroleum Corp ................................       4,482
      1,000        T Rowe Price Group, Inc ........................      24,960
     13,100        U.S. Bancorp ...................................     243,398
      1,000        Union Planters Corp ............................      27,460
        200        UnionBanCal Corp ...............................       8,402
      1,500        UnumProvident Corp .............................      30,525
        800        Vornado Realty Trust ...........................      31,560
     10,500        Wachovia Corp ..................................     343,245
      9,000        Washington Mutual, Inc .........................     283,230
        300        Weingarten Realty Investors ....................      10,980
     11,700        Wells Fargo & Co ...............................     563,472
                                                                    -----------
                   TOTAL FINANCIAL SERVICES                           8,833,374
                                                                    -----------
 HEALTH CARE--15.92%
        100      * aaiPharma, Inc .................................       1,199
        100      * Abgenix, Inc ...................................         649
        600      * Abiomed, Inc ...................................       1,980
        300      * Adolor Corp ....................................       4,206
        455      * Advanced Medical Optics, Inc ...................       4,327
      3,200      * Advanced Tissue Sciences, Inc ..................       2,464
        100      * AdvancePCS .....................................       2,253
        600        Aetna, Inc .....................................      21,486
        400      * Aksys Ltd ......................................       2,244
        100      * Alexion Pharmaceuticals, Inc ...................       1,159
        500      * Align Technology, Inc ..........................       1,380
        200      * Alkermes, Inc ..................................       1,578
      1,600        Allergan, Inc ..................................      87,040
        500      * Allscripts Healthcare Solutions, Inc ...........       1,430
        700        Alpharma, Inc (Class A) ........................       6,720
      6,800      * Amgen, Inc .....................................     283,560
        200      * Amylin Pharmaceuticals, Inc ....................       3,324
        700      * Andrx Corp .....................................      15,505
      1,118      * Anthem, Inc ....................................      72,670
        600      * Antigenics, Inc ................................       4,848
      1,200      * Aphton Corp ....................................       2,688
        500      * Apogent Technologies, Inc ......................       9,330
      2,400        Applera Corp (Applied Biosystems Group) ........      43,920
        200      * Applera Corp (Celera Genomics Group) ...........       1,590
        800      * Applied Molecular Evolution ....................       3,136
        100      * Apria Healthcare Group, Inc ....................       2,356
        400      * Ariad Pharmaceuticals, Inc .....................       1,264


                       SEE NOTES TO FINANCIAL STATEMENTS


                    2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds   55

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
HEALTH CARE--(CONTINUED)
        500      * Arqule, Inc .................................... $     2,575
        500      * Atrix Laboratories, Inc ........................       7,400
      1,500      * AVANIR Pharmaceuticals (Class A) ...............       1,725
        200      * Avigen, Inc ....................................       1,586
        300        Bard (C.R.), Inc ...............................      16,389
        500      * Barr Laboratories, Inc .........................      31,145
        300        Bausch & Lomb, Inc .............................       9,951
      5,600        Baxter International, Inc ......................     171,080
        400        Beckman Coulter, Inc ...........................      15,480
      3,000        Becton Dickinson & Co ..........................      85,200
        700      * Benthley Pharmaceuticals, Inc ..................       5,950
      1,000      * Biogen, Inc ....................................      29,270
        800      * BioMarin Pharmaceutical, Inc ...................       4,632
      2,100        Biomet, Inc ....................................      55,923
        800      * Biopure Corp ...................................       2,800
        100      * Bio-Reference Labs, Inc ........................         650
        100      * Biosite, Inc ...................................       2,899
        400      * Bio-Technology General Corp ....................       1,184
        700      * Bone Care International, Inc ...................       4,046
      2,400      * Boston Scientific Corp .........................      75,744
        500      * Bradley Pharmaceuticals, Inc ...................       4,380
        100      * Britesmile, Inc ................................          75
      1,100      * Caliper Technologies Corp ......................       4,609
        100      * Cardiac Science, Inc ...........................         198
      3,900        Cardinal Health, Inc ...........................     242,580
      1,600      * Caremark Rx, Inc ...............................      27,200
        400      * Cell Therapeutics, Inc .........................       1,760
        200      * Cephalon, Inc ..................................       8,164
      1,200        Cigna Corp .....................................      84,900
        300      * Cima Labs, Inc .................................       7,545
      1,100      * Ciphergen Biosystems, Inc ......................       3,300
      1,300      * Columbia Laboratories, Inc .....................       5,850
        100      * Connetics Corp .................................         925
        100      * Covance, Inc ...................................       1,957
        100      * Coventry Health Care, Inc ......................       3,250
        400      * CuraGen Corp ...................................       1,688
        100      * CV Therapeutics, Inc ...........................       2,091
        200      * Cytyc Corp .....................................       2,144
        300      * DaVita, Inc ....................................       7,080
      1,500      * Decode Genetics, Inc ...........................       3,300
      3,100      * Deltagen, Inc ..................................       4,650
        500        Dentsply International, Inc ....................      20,085
        600        Diagnostic Products Corp .......................      27,600
        500      * Digene Corp ....................................       3,950
        400      * Discovery Partners International, Inc ..........       1,276
      1,500      * Durect Corp ....................................       4,650
        100      * Edwards Lifesciences Corp ......................       2,559
        100      * Embrex, Inc ....................................       1,110
        500      * Eon Labs, Inc ..................................      10,790
        300      * EPIX Medical, Inc ..............................       1,359
      4,700      * Esperion Therapeutics, Inc .....................      26,884
        400      * Express Scripts, Inc (Class A) .................      21,808
        900      * First Health Group Corp ........................      24,408
        100      * First Horizon Pharmaceutical ...................         540
      1,700      * Forest Laboratories, Inc .......................     139,417
      2,300      * Genzyme Corp (Biosurgery Division) .............       4,301
      1,600      * Genzyme Corp (General Division) ................      32,976
        500      * Geron Corp .....................................       1,950
      1,000      * Gilead Sciences, Inc ...........................      33,530
      2,100      * Guidant Corp ...................................      67,851
      1,400      * Guilford Pharmaceuticals, Inc ..................       6,776
      1,800      * Health Management Associates, Inc (Class A) ....      36,396
      1,000      * Health Net, Inc ................................      21,450
        200      * Henry Schein, Inc ..............................      10,550


    SHARES                                                              VALUE
   --------                                                             -----
        900        Hillenbrand Industries, Inc .................... $    48,870
        900      * Human Genome Sciences, Inc .....................      10,854
      2,500      * Humana, Inc ....................................      31,000
        300      * ICOS Corp ......................................       6,291
        700      * IDEC Pharmaceuticals Corp ......................      29,064
        400      * Idexx Laboratories, Inc ........................      12,379
        400      * Ilex Oncology, Inc .............................       1,900
        400      * Illumina, Inc ..................................       1,376
        800      * Immunogen, Inc .................................       2,592
      1,100      * Impax Laboratories, Inc ........................       5,346
      1,900        IMS Health, Inc ................................      28,443
        700      * Incyte Genomics, Inc ...........................       3,248
        900      * Indevus Pharmaceuticals, Inc ...................       1,395
        800      * Inhale Therapeutic Systems, Inc ................       4,022
        400      * Inverness Medical Innovations, Inc .............       3,796
        200      * Invitrogen Corp ................................       6,814
        100      * Isis Pharmaceuticals, Inc ......................         986
      2,600      * IVAX Corp ......................................      31,902
     18,000        Johnson & Johnson ..............................     973,440
      2,000      * King Pharmaceuticals, Inc ......................      36,340
        300      * Kosan Biosciences, Inc .........................       1,962
        300      * KV Pharmaceutical Co (Class A) .................       5,670
        600      * La Jolla Pharmaceutical Co .....................       2,556
        600      * LifePoint Hospitals, Inc .......................      18,713
        800      * Lincare Holdings, Inc ..........................      24,832
        500      * Luminex Corp ...................................       3,520
        600      * Manor Care, Inc ................................      13,488
        500      * Martek Biosciences Corp ........................       8,190
      3,000        McKesson Corp ..................................      84,990
        100      * Medarex, Inc ...................................         335
        400      * Medicis Pharmaceutical Corp (Class A) ..........      16,348
      1,500      * Medimmune, Inc .................................      31,380
      8,500        Medtronic, Inc .................................     358,020
     15,800        Merck & Co, Inc ................................     722,218
        100      * MGI Pharma, Inc ................................         700
        100      * Mid Atlantic Medical Services, Inc .............       3,620
      1,600      * Millennium Pharmaceuticals, Inc ................      14,912
        100      * Millipore Corp .................................       3,179
      1,500        Mylan Laboratories, Inc ........................      49,110
      1,200      * Nabi Biopharmaceuticals ........................       6,507
        200      * Napro Biotherapeutics, Inc .....................         224
      1,100      * Nastech Pharmaceutical Co ......................       9,108
        500      * Neose Technologies, Inc ........................       3,880
        100      * Neurocrine Biosciences, Inc ....................       4,100
        700      * Neurogen Corp ..................................       5,621
        200      * Noven Pharmaceuticals, Inc .....................       2,448
        100      * NPS Pharmaceuticals, Inc .......................       2,057
        500        Omnicare, Inc ..................................      10,560
        800      * Onyx Pharmaceuticals, Inc ......................       3,424
        200      * Option Care, Inc ...............................       1,770
        100      * OraSure Technologies, Inc ......................         444
        300      * Orthologic Corp ................................       1,161
        100      * OSI Pharmaceuticals, Inc .......................       1,697
        600      * Oxford Health Plans, Inc .......................      23,364
      1,600      * Pain Therapeutics, Inc .........................       6,352
        400      * Patterson Dental Co ............................      20,472
        200      * PDI, Inc .......................................         814
      3,500      * Peregrine Pharmaceuticals, Inc .................       1,470
        100      * Pharmaceutical Product Development, Inc ........       1,934
        200      * Pharmaceutical Resources, Inc ..................       5,596
      1,500      * Pozen, Inc .....................................       7,605
      1,800      * Praecis Pharmaceuticals, Inc ...................       5,382
        400      * Priority Healthcare Corp (Class B) .............      10,080
        700      * Progenics Pharmaceuticals ......................       3,514
        400      * Protein Design Labs, Inc .......................       3,320


                       SEE NOTES TO FINANCIAL STATEMENTS


56  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 HEALTH CARE--(CONTINUED)
      1,300      * Quintiles Transnational Corp ................... $    12,363
        200      * Regeneron Pharmaceuticals, Inc .................       2,700
      1,800      * Rigel Pharmaceuticals, Inc .....................       2,880
        400      * Salix Pharmaceuticals Ltd ......................       3,376
        700      * Sangamo Biosciences, Inc .......................       1,379
     12,200        Schering-Plough Corp ...........................     260,104
        100      * Scios, Inc .....................................       2,545
      1,600      * Seattle Genetics, Inc ..........................       5,152
        400      * Sepracor, Inc ..................................       2,096
      1,900      * Sequenom, Inc ..................................       2,926
        600      * SICOR, Inc .....................................       9,126
        900      * Specialty Laboratories, Inc ....................       8,271
      1,400      * St. Jude Medical, Inc ..........................      49,980
        200      * Stericycle, Inc ................................       6,784
      1,400        Stryker Corp ...................................      80,640
        700      * SuperGen, Inc ..................................       1,211
        100      * Syncor International Corp ......................       3,211
        300      * Tanox, Inc .....................................       3,150
        100      * Techne Corp ....................................       3,279
      1,100      * Texas Biotechnology Corp .......................       3,366
        100      * Transkaryotic Therapies, Inc ...................       3,241
      1,000      * Triad Hospitals, Inc ...........................      37,950
      1,500      * Triangle Pharmaceuticals, Inc ..................       4,052
        500      * TriPath Imaging, Inc ...........................       1,125
        800      * Tularik, Inc ...................................       5,480
      2,500        UnitedHealth Group, Inc ........................     218,050
        300      * Universal Health Services, Inc (Class B) .......      15,345
        400      * Varian Medical Systems, Inc ....................      17,196
        400      * Vertex Pharmaceuticals, Inc ....................       7,396
      1,100      * Vical, Inc .....................................       2,541
        600      * Waters Corp ....................................      14,550
      1,400      * Watson Pharmaceuticals, Inc ....................      34,314
      1,200      * Wellpoint Health Networks, Inc .................      87,960
      1,200      * Women First Healthcare, Inc ....................       5,616
      1,500      * Zimmer Holdings, Inc ...........................      57,510
        800      * Zymogenetics, Inc ..............................       6,400
                                                                    -----------
                   TOTAL HEALTH CARE                                  5,759,767
                                                                    -----------
 OTHER--1.08%
        600      * Acacia Research Corp ...........................       2,383
      1,100        Cintas Corp ....................................      46,112
        200      * Dun & Bradstreet Corp ..........................       6,722
      1,200        H & R Block, Inc ...............................      50,412
        500      * Invision Technologies, Inc .....................      16,005
        200        Liberty Property Trust .........................       6,200
        400        Manpower, Inc ..................................      11,736
      1,000        Moody's Corp ...................................      48,500
        200        Pentair, Inc ...................................       7,434
        100      * RMH Teleservices, Inc ..........................         816
        900      * Robert Half International, Inc .................      14,283
        200      * SPX Corp .......................................      20,180
      4,700        Sysco Corp .....................................     133,433
        500        Teleflex, Inc ..................................      22,790
        300      * TMP Worldwide, Inc .............................       2,700
                                                                    -----------
                   TOTAL OTHER                                          389,706
                                                                    -----------
 PRODUCER DURABLES--3.49%
      3,400        3M Co ..........................................     373,898
      1,400      * Active Power, Inc ..............................       1,876
      1,400        American Water Works Co, Inc ...................      62,524
      1,400        Ametek, Inc ....................................      40,768
        500        Baldor Electric Co .............................       9,550
      3,500      * Capstone Turbine Corp ..........................       2,065
        400      * Casella Waste Systems, Inc (Class A) ...........       2,572
        800        Cummins, Inc ...................................      18,896
      2,100        Deere & Co .....................................      95,445


    SHARES                                                              VALUE
   --------                                                             -----
      4,900        Emerson Electric Co ............................ $   215,306
        300        Federal Signal Corp ............................       5,526
        500        GATX Corp ......................................       9,900
        400        Harsco Corp ....................................      10,876
        500      * Headwaters, Inc ................................       6,910
        800        Hubbell, Inc (Class B) .........................      23,256
      3,200        Illinois Tool Works, Inc .......................     186,656
        120      * Imagistics International, Inc ..................       2,082
        200      * Magnetek, Inc ..................................         640
        100        Milacron, Inc ..................................         451
        600        Nordson Corp ...................................      14,244
      2,600        Pitney Bowes, Inc ..............................      79,274
        700      * Thomas & Betts Corp ............................       9,863
        300      * UNOVA, Inc .....................................       1,476
      1,400        W.W. Grainger, Inc .............................      59,570
        300      * Waste Connections, Inc .........................      10,437
      3,600      * Xerox Corp .....................................      17,820
                                                                    -----------
                   TOTAL PRODUCER DURABLES                            1,261,881
                                                                    -----------
 TECHNOLOGY--13.99%
      2,000      * 3Com Corp ......................................       7,880
      5,400      * Acterna Corp ...................................       2,160
      5,300      * ADC Telecommunications, Inc ....................       6,095
        300      * ADE Corp .......................................       1,263
        900        Adobe Systems, Inc .............................      17,190
      3,600      * Advanced Micro Devices, Inc ....................      19,224
        174      * Agere Systems, Inc (Class A) ...................         191
      7,085      * Agere Systems, Inc (Class B) ...................       7,014
      2,300      * Altera Corp ....................................      19,941
      1,400      * American Power Conversion Corp .................      13,384
      1,300      * American Superconductor Corp ...................       3,510
      1,600      * Analog Devices, Inc ............................      31,520
        100      * Answerthink, Inc ...............................         145
      2,100      * Apple Computer, Inc ............................      30,450
      7,600      * Applied Materials, Inc .........................      87,780
        300      * Ariba, Inc .....................................         405
        600      * Artesyn Technologies, Inc ......................         906
        200      * Aspect Communications Corp .....................         294
      4,900        Automatic Data Processing, Inc .................     170,373
      2,500      * Avanex Corp ....................................       3,425
      1,233      * Avaya, Inc .....................................       1,763
        300        AVX Corp .......................................       2,598
      1,400      * BEA Systems, Inc ...............................       7,252
        600      * BearingPoint, Inc ..............................       3,876
        500      * Bisys Group, Inc ...............................       8,355
        800      * BMC Software, Inc ..............................      10,456
      2,100      * Broadcom Corp (Class A) ........................      22,428
      1,100      * Brocade Communications Systems, Inc ............       8,283
        800      * Cadence Design Systems, Inc ....................       8,136
        900      * Ceridian Corp ..................................      12,825
        400      * Certegy, Inc ...................................       8,040
        100      * Checkfree Corp .................................       1,138
      2,400      * CIENA Corp .....................................       7,128
     36,200      * Cisco Systems, Inc .............................     379,376
      1,000      * CNET Networks, Inc .............................       1,100
      2,100        Computer Associates International, Inc .........      20,160
        600      * Computer Horizons Corp .........................       2,232
        800      * Comverse Technology, Inc .......................       5,592
      3,200      * Concord EFS, Inc ...............................      50,816
      1,200      * Convergys Corp .................................      18,036
      5,100      * Corning, Inc ...................................       8,160
      2,400      * DDI Corp .......................................         382
     11,700      * Dell Computer Corp .............................     275,067
        300        Deluxe Corp ....................................      13,518
        200      * DiamondCluster International, Inc (Class A) ....         652


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  57

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 TECHNOLOGY--(CONTINUED)
        400        Diebold, Inc ................................... $    13,168
      1,000      * DST Systems, Inc ...............................      29,470
        100      * Earthlink, Inc .................................         534
        200      * eFunds Corp ....................................       1,876
        500      * Electronic Arts, Inc ...........................      32,980
      3,800        Electronic Data Systems Corp ...................      53,124
     11,800      * EMC Corp .......................................      53,926
        700      * Emcore Corp ....................................       1,064
        400      * Emulex Corp ....................................       4,504
      1,600      * Fiserv, Inc ....................................      44,928
      1,800      * Gateway, Inc ...................................       5,346
        200        Henry (Jack) & Associates, Inc .................       2,486
     15,865        Hewlett-Packard Co .............................     185,156
      1,900        IKON Office Solutions, Inc .....................      14,972
      1,300      * Infonet Services Corp (Class B) ................       2,912
        600      * Ingram Micro, Inc (Class A) ....................       7,980
      2,400      * Inktomi Corp ...................................         600
     31,800        Intel Corp .....................................     441,702
        300      * Interland, Inc .................................         615
      9,100        International Business Machines Corp ...........     531,349
        400      * Intersil Corp (Class A) ........................       5,184
        900      * Intuit, Inc ....................................      40,977
        300      * Iron Mountain, Inc .............................       7,497
        700      * Jabil Circuit, Inc .............................      10,346
      6,200      * JDS Uniphase Corp ..............................      12,078
      1,400      * Juniper Networks, Inc ..........................       6,720
        800      * KLA-Tencor Corp ................................      22,352
        400      * Lam Research Corp ..............................       3,560
        600      * Lexmark International, Inc .....................      28,200
        200      * Liberate Technologies ..........................         312
      1,400        Linear Technology Corp .........................      29,008
      3,200      * LSI Logic Corp .................................      20,320
     25,100      * Lucent Technologies, Inc .......................      19,076
      1,500      * Maxim Integrated Products, Inc .................      37,140
        700      * Mercury Interactive Corp .......................      12,012
        800      * Microchip Technology, Inc ......................      16,360
      2,900      * Micron Technology, Inc .........................      35,873
     22,300      * Microsoft Corp .................................     975,402
      1,100        Molex, Inc .....................................      25,872
     12,100        Motorola, Inc ..................................     123,178
      4,100      * MRV Communications, Inc ........................       3,485
      1,000      * National Semiconductor Corp ....................      11,940
        300      * NCR Corp .......................................       5,940
        200      * Netegrity, Inc .................................         412
        417      * Netro Corp .....................................         855
      2,300      * Network Appliance, Inc .........................      16,859
        300      * New Focus, Inc .................................         810
      6,800      * NIC, Inc .......................................      11,628
      2,000      * Novell, Inc ....................................       4,200
        600      * Novellus Systems, Inc ..........................      12,486
      1,300      * Nuance Communications, Inc .....................       2,210
        500      * Nvidia Corp ....................................       4,280
     22,100      * Oracle Corp ....................................     173,706
        400      * Overland Storage, Inc ..........................       4,344
        100      * Overture Services, Inc .........................       2,357
        700      * Palm, Inc ......................................         518
      2,900        Paychex, Inc ...................................      70,383
      1,100      * Peoplesoft, Inc ................................      13,607
      2,300      * Portal Software, Inc ...........................         552
        300      * Proton Energy Systems ..........................         636
        300      * QLogic Corp ....................................       7,812
        100      * QRS Corp .......................................         663
      3,900      * Qualcomm, Inc ..................................     107,718
        100      * Safeguard Scientifics, Inc .....................         111


    SHARES                                                              VALUE
   --------                                                             -----
        700        Scientific-Atlanta, Inc ........................ $     8,757
      2,100      * Siebel Systems, Inc ............................      12,075
      4,800      * Solectron Corp .................................      10,128
        500      * SONICblue, Inc .................................         120
        200      * SpeechWorks International, Inc .................         460
        500      * SpeedFam-IPEC, Inc .............................       1,855
      4,900      * StorageNetworks, Inc ...........................       6,125
        400      * Stratex Networks, Inc ..........................         512
      1,400      * Stratos Lightwave, Inc .........................         504
     17,500      * Sun Microsystems, Inc ..........................      45,325
      2,000      * Sungard Data Systems, Inc ......................      38,900
      1,300      * Sycamore Networks, Inc .........................       3,055
        500      * Symantec Corp ..................................      16,815
      1,100        Symbol Technologies, Inc .......................       8,437
        200      * Synopsys, Inc ..................................       7,630
        200      * Tech Data Corp .................................       5,280
        100      * Tektronix, Inc .................................       1,643
      3,300      * Tellabs, Inc ...................................      13,431
      7,300      * Tellium, Inc ...................................       2,774
      9,100        Texas Instruments, Inc .........................     134,407
        400      * Therma-Wave, Inc ...............................         316
      1,400      * Thermo Electron Corp ...........................      22,582
      1,300        Total System Services, Inc .....................      17,095
      2,100      * Touch America Holdings, Inc ....................       1,302
        400      * Turnstone Systems, Inc .........................         888
      1,300      * Unisys Corp ....................................       9,100
      1,000      * VeriSign, Inc ..................................       5,050
      1,900      * Veritas Software Corp ..........................      27,873
      1,475      * Vishay Intertechnology, Inc ....................      12,980
        900      * Vitria Technology, Inc .........................         702
      1,700      * Xilinx, Inc ....................................      26,925
                                                                    -----------
                   TOTAL TECHNOLOGY                                   5,061,236
                                                                    -----------
 TRANSPORTATION--1.55%
      2,000      * AMR Corp .......................................       8,360
        800      * ATA Holdings Corp ..............................       2,720
      3,000      * BE Aerospace, Inc ..............................      14,280
        500      * Continental Airlines, Inc (Class B) ............       2,695
      1,700        Delta Air Lines, Inc ...........................      15,793
      1,800        FedEx Corp .....................................      90,126
        200      * JetBlue Airways Corp ...........................       8,066
      4,800        Norfolk Southern Corp ..........................      96,912
        200        Ryder System, Inc ..............................       4,986
        505      * Sabre Holdings Corp ............................       9,772
      7,600        Southwest Airlines Co ..........................      99,256
        800      * UAL Corp .......................................       1,712
      3,300        United Parcel Service, Inc (Class B) ...........     206,349
                                                                    -----------
                   TOTAL TRANSPORTATION                                 561,027
                                                                    -----------
 UTILITIES--8.34%
     19,700        A T & T Corp ...................................     236,597
      8,400      * A T & T Wireless Services, Inc .................      34,608
      5,700      * AES Corp .......................................      14,307
      1,600        AGL Resources, Inc .............................      35,344
      3,000        Allegheny Energy, Inc ..........................      39,300
        500      * Allen Telecom, Inc .............................       2,670
      2,000        Allete, Inc ....................................      43,200
      1,300        Alltel Corp ....................................      52,169
     10,210        Aquila, Inc ....................................      41,861
      1,800        Avista Corp ....................................      20,160
     10,300        BellSouth Corp .................................     189,108
        900        Black Hills Corp ...............................      23,571
      3,700      * Calpine Corp ...................................       9,139
        100      * Citizens Communications Co .....................         678
      2,400        Cleco Corp .....................................      32,328
      5,200        DPL, Inc .......................................      85,540


                       SEE NOTES TO FINANCIAL STATEMENTS


58  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

      Statement of Investments - INSTITUTIONAL SOCIAL CHOICE EQUITY FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
   --------                                                             -----
 UTILITIES--(CONTINUED)
      3,000        Empire District Electric Co .................... $    50,700
      2,400        Equitable Resources, Inc .......................      82,920
      2,700        Hawaiian Electric Industries, Inc ..............     116,370
      2,700        Idacorp, Inc ...................................      65,691
      4,000        KeySpan Corp ...................................     134,000
      1,400        Kinder Morgan, Inc .............................      49,630
      1,200        MGE Energy, Inc ................................      30,792
      4,800      * Mirant Corp ....................................      10,608
      3,100        National Fuel Gas Co ...........................      61,597
      1,000      * Nextel Communications, Inc (Class A) ...........       7,550
      1,600        Nicor, Inc .....................................      45,120
      5,207        NiSource, Inc ..................................      89,717
        916      * NiSource, Inc (Sails) ..........................       1,658
      1,700        Northwestern Corp ..............................      16,592
      6,300        OGE Energy Corp ................................     106,281
        400        Otter Tail Corp ................................      10,536
      1,600        Peoples Energy Corp ............................      53,904
      4,500        Pepco Holdings, Inc ............................      89,775
        200      * Petroquest Energy, Inc .........................         884
      7,300        Puget Energy, Inc ..............................     148,993
      1,600        Questar Corp ...................................      36,544
     18,200        SBC Communications, Inc ........................     365,820
        400        SEMCO Energy, Inc ..............................       3,112
      1,400      * Sierra Pacific Resources .......................       8,540
        900      * Skyworks Solutions, Inc ........................       4,077


    SHARES                                                              VALUE
   --------                                                             -----
        110      * Southern Union Co .............................. $     1,243
      4,300        Sprint Corp (FON Group) ........................      39,216
      2,000      * Sprint Corp (PCS Group) ........................       3,920
        400      * Time Warner Telecom, Inc (Class A) .............         324
      1,900        Unisource Energy Corp ..........................      28,975
        800        Unitil Corp ....................................      21,720
     15,200        Verizon Communications, Inc ....................     417,088
        700        Western Gas Resources, Inc .....................      21,875
        600        WGL Holdings, Inc ..............................      14,342
      7,500        Williams Cos, Inc ..............................      16,950
                                                                     -----------
                   TOTAL UTILITIES                                    3,017,644
                                                                     -----------
                   TOTAL COMMON STOCK
                    (COST $49,683,819)                               35,880,236
                                                                     -----------
                   TOTAL PORTFOLIO--99.17%
                    (COST $49,683,819)                               35,880,236
                   OTHER ASSETS & LIABILITIES, NET--0.83%               300,108
                                                                     -----------
                   NET ASSETS--100.00%                               $36,180,344
                                                                     ===========
----------
*  Non-income producing

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $49,743,645. Net unrealized depreciation of portfolio investments aggregated $13,863,409 of which $1,026,377 related to appreciated portfolio investments and $14,889,786 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.










                       SEE NOTES TO FINANCIAL STATEMENTS


                     ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 2002  59

              Statement of Investments - INSTITUTIONAL BOND FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                            RATINGS+         VALUE
  ---------                                            --------         -----
BONDS--98.16%
 CORPORATE BONDS--30.51%
  AEROSPACE AND DEFENSE--0.66%
                   Lockheed Martin Corp Deb
 $2,000,000         8.500%, 12/01/29 ..................  BAA2       $ 2,644,759
                   Lockheed Martin Corp Note
  1,000,000         8.200%, 12/01/09 ..................  BAA2         1,226,256
                   Raytheon Co Note
    500,000         6.500%, 07/15/05 ..................  BAA3           533,784
                   United Technologies Corp Note
  1,000,000         4.875%, 11/01/06 ..................  A2           1,058,571
  2,000,000         6.350%, 03/01/11 ..................  A2           2,256,266
                                                                    -----------
                   TOTAL AEROSPACE AND DEFENSE                        7,719,636
                                                                    -----------
  ASSET BACKED--4.79%
                   Capital One Master Trust
                    Series 2000-2 (Class A)
  1,000,000         7.200%, 08/15/08 ..................  AAA          1,116,020
                   Chase Funding Mortgage Loan
                    Asset-Backed Certificates Series
                   2001-4 (Class 1A3)
  4,000,000         5.053%, 02/25/23 ..................  AAA          4,162,880
                   CIT Equipment Collateral
                    Series 2000-2 (Class A3)
  1,302,564         6.840%, 06/20/04 ..................  AAA          1,326,165
                   CIT Group Home Equity Loan Trust
                    Series 2002-1 (Class AF6)
  4,000,000         6.200%, 02/25/30 ..................  AAA          4,265,544
                   Detroit Edison Securitization Funding
                    LLC Series 2001-1 (Class A3)
  2,000,000         5.875%, 03/01/10 ..................  AAA          2,205,356
                   Household Automotive Trust
                    Series 2001-3 (Class A3)
  3,500,000         3.680%, 04/17/06 ..................  AAA          3,564,008
                   Nissan Auto Receivables Owner Trust
                    Series 2001-C (Class A4)
  3,000,000         4.800%, 02/15/07 ..................  AAA          3,144,699
                   Peco Energy Transition Trust
                    Series 1999-A (Class A7)
  1,000,000         6.130%, 03/01/09 ..................  AAA          1,120,686
                   Public Service New Hampshire Funding
                    LLC Series 2001-1 (Class A2)
  2,250,000         5.730%, 11/01/10 ..................  AAA          2,453,342
                   Residential Asset Securities Corp
                    Series 1999-KS2 (Class AI9)
  3,071,547         7.150%, 07/25/30 ..................  AAA          3,332,875
                   Residential Asset Securities Corp
                    Series 2001-KS2 (Class AI3)
  1,000,000         5.751%, 03/25/27 ..................  AAA          1,027,641
                   Residential Asset Securities Corp
                    Series 2001-KS2 (Class AI4)
  2,000,000         6.417%, 02/25/29 ..................  AAA          2,127,366
                   Residential Asset Securities Corp
                    Series 2001-KS2 (Class AI6)
  2,000,000         6.489%, 10/25/30 ..................  AAA          2,176,042
                   Residential Asset Securities Corp
                    Series 2002-KS1 (Class AI6)
  7,000,000         6.084%, 06/25/32 ..................  AAA          7,518,168
                   TRAINS
  9,160,000         5.996%, 01/25/07 ..................   A3          9,503,500
                   TRAINS
  4,560,000         6.858%, 01/15/12 ..................   A3          4,949,515
                   Washington Mutual Series
                    2002-AR5 (Class 2A4)
  2,000,000         5.355%, 06/25/32 ..................  AAA          2,075,540
                                                                    -----------
                   TOTAL ASSET BACKED                                56,069,347
                                                                    -----------


  PRINCIPAL                                            RATINGS+         VALUE
  ---------                                            --------         -----
  BASIC INDUSTRIES--0.98%
                   Alcoa, Inc Note
 $2,000,000         5.375%, 01/15/13 ..................   A2    $     2,125,283
                   Cooper Industries Ltd Note
  1,000,000         5.250%, 07/01/07 ..................   A3          1,058,772
                   Dow Chemical Co Note
    500,000         6.000%, 10/01/12 ..................   A3            522,746
                   Du Pont (E.I.) de Nemours & Co Note
  1,000,000         6.750%, 10/15/04 ..................  AA3          1,090,327
                   Masco Corp Note
  1,500,000         4.625%, 08/15/07 ..................  BAA1         1,539,188
                   Rohm & Haas Co Deb
  2,000,000         7.850%, 07/15/29 ..................   A3          2,501,310
                   Weyerhaeuser Co Note
  1,000,000         6.125%, 03/15/07 ..................  BAA2         1,064,570
  1,500,000         6.750%, 03/15/12 ..................  BAA2         1,624,815
                                                                    -----------
                   TOTAL BASIC INDUSTRIES                            11,527,011
                                                                    -----------
  CONSUMER CYCLICAL--2.72%
                   AOL Time Warner, Inc
                    (Guarantee Note)
  1,750,000         6.750%, 04/15/11 ..................  BAA1         1,575,000
                   CBS Corp Note
  1,400,000         6.875%, 09/01/03 ..................   A3          1,452,124
                   Clear Channel Communications,
                    Inc (Sr Note)
  3,000,000         7.250%, 09/15/03 ..................  BAA3         3,022,283
                   Costco Wholesale Corp (Sr Note)
  1,000,000         5.500%, 03/15/07 ..................   A2          1,091,387
                   COX Communications, Inc Note
    500,000         6.500%, 11/15/02 ..................  BAA2           499,915
  1,000,000         7.750%, 11/01/10 ..................  BAA2         1,036,056
                   DaimlerChrysler NA Holding
                    Corp (Guarantee Note)
  2,000,000         7.300%, 01/15/12 ..................   A3          2,212,361
    500,000         8.500%, 01/18/31 ..................   A3            590,814
                   Ford Motor Co Deb
  2,000,000         6.625%, 10/01/28 ..................  BAA1         1,523,559
                   General Motors Acceptance Corp Note
  3,000,000         6.750%, 01/15/06 ..................   A2          3,118,950
                   News America Holdings Deb
  2,000,000         7.700%, 10/30/25 ..................  BAA3         1,924,165
                   Sears Roebuck Acceptance Note
  2,000,000         6.000%, 03/20/03 ..................  BAA1         2,035,548
                   Target Corp Note
  3,000,000         5.375%, 06/15/09 ..................   A2          3,252,574
                   Time Warner, Inc Note
    500,000         7.750%, 06/15/05 ..................  BAA1           495,000
                   Time Warner, Inc (Guarantee Note)
  1,000,000         6.625%, 05/15/29 ..................  BAA1           770,000
                   Turner Broadcasting System,
                    Inc (Sr Note)
    500,000         7.400%, 02/01/04 ..................  BAA1           495,000
                   Viacom, Inc Note
    500,000         5.625%, 05/01/07 ..................   A3            536,331
                   Viacom, Inc (Guarantee Note)
  1,000,000         7.700%, 07/30/10 ..................   A3          1,172,842
                   Wal-Mart Stores, Inc (Sr Note)
  2,500,000         6.875%, 08/10/09 ..................  AA2          2,936,512
                   Walt Disney Co Note
  1,000,000         5.500%, 12/29/06 ..................   A3          1,049,434
                   Walt Disney Co (Sr Note)
  1,050,000         5.125%, 12/15/03 ..................   A3          1,072,254
                                                                    -----------
                   TOTAL CONSUMER CYCLICAL                           31,862,109
                                                                    -----------


+ As provided by Moody's Investors Services (Unaudited)


                       SEE NOTES TO FINANCIAL STATEMENTS


60  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

              Statement of Investments - INSTITUTIONAL BOND FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                            RATINGS+         VALUE
  ---------                                            --------         -----
  CONSUMER NON-CYCLICAL--2.58%
                   Colgate-Palmolive Co Note
  $ 500,000         6.450%, 06/16/28 ..................  AA3          $ 545,428
                   Conagra Foods, Inc Note
  1,000,000         6.750%, 09/15/11 ..................  BAA1         1,144,222
                   Coors Brewing Co (Guarantee Note)
  2,000,000         6.375%, 05/15/12 ..................  BAA2         2,259,527
                   Diageo Capital Plc (Guarantee Note)
    500,000         6.625%, 06/24/04 ..................   A1            537,833
  1,000,000         7.250%, 11/01/09 ..................   A1          1,171,562
                   General Mills, Inc Note
  2,000,000         6.000%, 02/15/12 ..................  BAA1         2,147,546
                   Kellogg Co Note
  1,000,000         6.600%, 04/01/11 ..................  BAA2         1,144,442
                   Kimberly-Clark Corp Note
  3,000,000         7.100%, 08/01/07 ..................  AA2          3,501,145
  2,000,000         5.625%, 02/15/12 ..................  AA2          2,193,908
                   Kraft Foods, Inc Note
  2,000,000         6.250%, 06/01/12 ..................   A2          2,262,791
                   Kroger Co (Guarantee Note)
  2,000,000         8.050%, 02/01/10 ..................  BAA3         2,314,160
                   Newell Rubbermaid, Inc Note
  2,000,000         6.000%, 03/15/07 ..................  BAA1         2,167,807
                   Pepsi Bottling Group, Inc Note
  1,000,000         7.000%, 03/01/29 ..................   A3          1,175,783
                   Procter & Gamble Co (Sr Unsub Note)
  1,000,000         6.875%, 09/15/09 ..................  AA3          1,186,829
                   RJ Reynolds Tobacco Holdings,
                    Inc (Guarantee Note)
  1,000,000         6.500%, 06/01/07 ..................  BAA2         1,051,952
                   Safeway, Inc Deb
  1,000,000         7.250%, 02/01/31 ..................  BAA2         1,125,589
                   Safeway, Inc Note
  1,000,000         7.250%, 09/15/04 ..................  BAA2         1,080,258
                   Science Applications International
                    Corp Note
    750,000         6.250%, 07/01/12 ..................   A3            785,250
                   Unilever Capital Corp
                    (Guarantee Note)
  2,000,000         7.125%, 11/01/10 ..................   A1          2,389,292
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                       30,185,324
                                                                   ------------
  ENERGY--2.33%
                   Amerada Hess Corp Deb
    250,000         7.875%, 10/01/29 ..................  BAA2           301,031
                   Amerada Hess Corp Note
    250,000         7.300%, 08/15/31 ..................  BAA2           283,271
                   Anadarko Petroleum Corp Note
  2,000,000         5.375%, 03/01/07 ..................  BAA1         2,131,231
                   Burlington Resources Finance
                    Co (Guarantee Note)
  2,500,000         6.400%, 08/15/11 ..................  BAA1         2,772,092
                   ChevronTexaco Corp Note
  2,000,000         6.625%, 10/01/04 ..................  AA2          2,178,611
                   Conoco, Inc (Sr Note)
  1,000,000         6.950%, 04/15/29 ..................   A3          1,137,905
                   Consolidated Natural
                    Gas Co (Sr Note)
  2,000,000         6.850%, 04/15/11 ..................   A3          2,195,764
                   Devon Energy Corp Deb
  1,000,000         7.950%, 04/15/32 ..................  BAA2         1,199,342
                   Husky Energy, Inc Note
  2,000,000         6.250%, 06/15/12 ..................  BAA2         2,181,630
                   KeySpan Corp Note
  1,250,000         6.150%, 06/01/06 ..................   A3          1,369,940


  PRINCIPAL                                            RATINGS+         VALUE
  ---------                                            --------         -----
                   Kinder Morgan Energy
                    Partners LP Note
 $1,500,000         7.125%, 03/15/12 ..................  BAA1       $ 1,654,141
                   Occidental Petroleum Corp (Sr Note)
    500,000         7.650%, 02/15/06 ..................  BAA2           565,194
                   Ocean Energy, Inc Note
  2,000,000         4.375%, 10/01/07 ..................  BAA3         2,020,230
                   Pemex Project Funding Master
                    Trust (Guarantee Note)
  1,000,000         8.500%, 02/15/08 ..................  BAA1         1,040,000
  1,500,000         9.125%, 10/13/10 ..................  BAA1         1,590,000
                   Southern Natural Gas Co Note
    500,000         7.350%, 02/15/31 ..................  BAA1           380,000
                   Tennessee Gas Pipeline Co Deb
    250,000         8.375%, 06/15/32 ..................  BAA1           215,000
                   Texas Eastern Transmission
                    LP (Sr Note)
  2,000,000         5.250%, 07/15/07 ..................   A2          2,100,841
                   Valero Energy Corp Note
  2,000,000         6.125%, 04/15/07 ..................  BAA2         1,964,846
                                                                   ------------
                   TOTAL ENERGY                                      27,281,069
                                                                   ------------
  FINANCIAL SERVICES--9.66%
                   Associates Corp Of NA Deb
    500,000         6.950%, 11/01/18 ..................  AA1            547,801
                   Associates Corp Of NA (Sr Note)
    500,000         5.750%, 11/01/03 ..................  AA1            518,621
                   Bank of America Corp Note
  1,000,000         6.625%, 06/15/04 ..................  AA2          1,068,428
                   Bank of America Corp (Sr Note)
  2,000,000         6.250%, 04/15/12 ..................  AA2          2,230,637
                   Bank of America Corp (Sub Note)
  1,505,000         7.400%, 01/15/11 ..................  AA3          1,775,115
                    Bank One Corp Note
  2,000,000         6.000%, 08/01/08 ..................  AA3          2,224,962
                   Bank One Corp (Sub Note)
    750,000         5.900%, 11/15/11 ..................   A1            821,147
                   Bank One NA Illinois Note
  2,000,000         5.500%, 03/26/07 ..................  AA2          2,181,371
                   BB&T Corp (Sub Note)
  1,500,000         4.750%, 10/01/12 ..................   A2          1,519,842
                   Boeing Capital Corp (Sr Note)
  3,000,000         6.350%, 11/15/07 ..................   A3          3,240,356
                   Citigroup, Inc (Sub Note)
  1,250,000         7.250%, 10/01/10 ..................  AA3          1,424,451
    500,000         5.625%, 08/27/12 ..................  AA2            518,874
  2,000,000         6.625%, 06/15/32 ..................  AA2          2,074,561
                   Countrywide Home Loan
                    (Guarantee Note)
    750,000         5.625%, 07/15/09 ..................   A3            784,849
                   Credit Suisse First Boston
                    USA, Inc Note
  2,500,000         6.500%, 01/15/12 ..................  AA3          2,632,596
                   EOP Operating LP (Guarantee Note)
  1,500,000         6.750%, 02/15/12 ..................  BAA1         1,646,896
                   Ford Motor Credit Co Note
  1,000,000         7.500%, 03/15/05 ..................   A3          1,010,862
  1,000,000         7.750%, 03/15/05 ..................   A3          1,016,411
  5,000,000         6.875%, 02/01/06 ..................   A3          4,920,984
  2,000,000         6.500%, 01/25/07 ..................   A3          1,928,659
  3,000,000         7.375%, 10/28/09 ..................   A3          2,845,274
                   FPL Group Capital, Inc
                    (Guarantee Note)
  1,000,000         7.625%, 09/15/06 ..................   A2          1,120,573


+ As provided by Moody's Investors Services (Unaudited)


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  61

              Statement of Investments - INSTITUTIONAL BOND FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                            RATINGS+         VALUE
  ---------                                            --------         -----
  FINANCIAL SERVICES--(CONTINUED)
                   GE Global Insurance
                    Holdings Corp Note
 $3,000,000         7.500%, 06/15/10 ..................  AA1        $ 3,432,474
                   General Electric Capital Corp Note
  1,000,000         7.250%, 05/03/04 ..................  AAA          1,080,694
    500,000         6.000%, 06/15/12 ..................  AAA            539,490
  1,000,000         6.750%, 03/15/32 ..................  AAA          1,072,056
                   General Motors Acceptance Corp Note
  2,000,000         5.250%, 05/16/05 ..................   A2          2,014,093
  1,000,000         6.125%, 08/28/07 ..................   A2          1,006,098
  3,000,000         6.875%, 09/15/11 ..................   A2          2,935,662
  2,500,000         6.875%, 08/28/12 ..................   A2          2,428,611
                   Golden West Financial Corp Note
    750,000         4.750%, 10/01/12 ..................   A1            756,330
                   Hartford Financial Services
                    Group, Inc (Sr Note)
  1,000,000         6.375%, 11/01/08 ..................   A2          1,096,914
                   Household Finance Corp Note
  1,000,000         6.500%, 01/24/06 ..................   A2          1,002,411
  1,000,000         5.750%, 01/30/07 ..................   A2            961,854
  1,000,000         7.000%, 05/15/12 ..................   A2            975,827
                   Inter-American Development Bank Note
    500,000         6.125%, 03/08/06 ..................  AAA            555,392
                   International Lease
                    Finance Corp Note
  2,000,000         6.375%, 03/15/09 ..................   A1          2,081,472
                   JP Morgan Chase & Co (Sub Note)
  1,000,000         7.875%, 06/15/10 ..................   A1          1,151,940
                   Lehman Brothers Holdings, Inc Note
  2,000,000         6.250%, 05/15/06 ..................   A2          2,180,940
                   Lincoln National Corp Note
    750,000         5.250%, 06/15/07 ..................   A3            788,863
                   Marsh & McLennan Cos, Inc (Sr Note)
  2,000,000         5.375%, 03/15/07 ..................   A2          2,125,574
                   Marshall & Isley Bank (Sr Note)
  1,500,000         4.125%, 09/04/07 ..................  AA3          1,546,926
                   Mellon Funding Corp (Guarantee Note)
  2,000,000         4.875%, 06/15/07 ..................   A1          2,117,507
  1,000,000         6.400%, 05/14/11 ..................   A2          1,118,278
                   Morgan Stanley (Sr Unsub Note)
  2,000,000         6.100%, 04/15/06 ..................  AA3          2,163,743
  2,000,000         6.750%, 04/15/11 ..................  AA3          2,187,950
                   Morgan Stanley Tracers Note
 15,000,000         6.766%, 06/15/12 ..................  BAA1        16,252,650
                   National Rural Utilities
                    Coop Financial Note
  2,000,000         5.750%, 08/28/09 ..................   A2          2,051,160
  1,000,000         7.250%, 03/01/12 ..................   A2          1,119,157
                   Newcourt Credit Group,
                    Inc (Guarantee Note)
  2,000,000         6.875%, 02/16/05 ..................   A2          2,091,572
                   PNC Funding Corp (Guarantee Note)
  1,000,000         5.750%, 08/01/06 ..................   A2          1,068,378
                   Progressive Corp (Sr Note)
  2,000,000         6.375%, 01/15/12 ..................   A2          2,163,030
                   Regions Financial Corp (Sub Note)
  2,000,000         6.375%, 05/15/12 ..................   A2          2,243,069
                   Rouse Co Note
  1,000,000         7.200%, 09/15/12 ..................  BAA3         1,030,458
                   Suntrust Bank (Sub Note)
  1,000,000         7.250%, 09/15/06 ..................  AA3          1,146,771
                   US Bancorp (Sr Note)
  1,500,000         5.100%, 07/15/07 ..................  AA3          1,609,703


  PRINCIPAL                                            RATINGS+         VALUE
  ---------                                            --------         -----
                   Wachovia Bank NA Note
 $1,000,000         4.850%, 07/30/07 ..................  AA3        $ 1,067,269
                   Washington Mutual, Inc Note
  2,000,000         7.500%, 08/15/06 ..................   A3          2,259,084
                   Wells Fargo & Co (Sub Note)
  1,500,000         5.125%, 09/01/12 ..................  AA3          1,555,645
                   Wells Fargo Financial, Inc Note
    750,000         5.875%, 08/15/08 ..................  AA2            828,737
                   National Westminster Bank (Sub Note)
  1,000,000         7.375%, 10/01/09 ..................  AA2          1,180,650
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                         113,041,702
                                                                   ------------
  HEALTH CARE--0.81%
                   Johnson & Johnson Deb
  1,000,000         6.950%, 09/01/29 ..................  AAA          1,200,201
                   Merck & Co, Inc Deb
  2,000,000         5.950%, 12/01/28 ..................  AAA          2,119,992
                   Merck & Co, Inc Note
  1,500,000         5.250%, 07/01/06 ..................  AAA          1,622,760
                   Tenet Healthcare Corp (Sr Note)
    750,000         5.000%, 07/01/07 ..................  BAA3           779,525
  1,500,000         6.375%, 12/01/11 ..................  BAA3         1,621,028
                   UnitedHealth Group, Inc Note
  2,000,000         5.200%, 01/17/07 ..................   A3          2,127,944
                                                                   ------------
                   TOTAL HEALTH CARE                                  9,471,450
                                                                   ------------
  OTHER MORTGAGE BACKED SECURITIES--1.66%
                   Banc of America Commercial Mortgage,
                    Inc Series 2002-2 (Class A3)
  6,000,000         5.118%, 07/11/43 ..................   NR          6,225,630
                   GE Capital Commercial Mortgage
                    Corp Series 2002-2A (Class A3)
  1,750,000         5.349%, 08/11/36 ..................  AAA          1,840,477
                   J.P. Morgan Chase Commercial
                    Mortgage Securities Corp Series
                    2001-Cibc (Class A2)
  4,000,000         6.044%, 11/15/35 ..................   NR          4,409,696
                   J.P. Morgan Chase Commercial
                    Mortgage Securities Corp Series
                    2001-Cibc (Class A3)
  2,250,000         6.260%, 03/15/33 ..................   NR          2,506,543
                   Wachovia Bank Commercial Mortgage
                    Trust Series 2002-C1 (Class A4)
  4,000,000         6.287%, 04/15/34 ..................  AAA          4,460,960
                                                                   ------------
                   TOTAL OTHER MORTGAGE BACKED
                    SECURITIES                                       19,443,306
                                                                   ------------
  PRODUCER DURABLES--0.26%
                   Caterpillar Financial
                    Services Corp Note
  1,000,000         6.875%, 08/01/04 ..................   A2          1,069,626
                   Centex Corp Note
  1,000,000         5.800%, 09/15/09 ..................  BAA2         1,015,864
                   Ingersoll-Rand Co Note
  1,000,000         5.750%, 02/14/03 ..................   A3          1,012,440
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            3,097,930
                                                                   ------------
  TECHNOLOGY--0.13%
                   International Business
                    Machines Corp Note
  1,500,000         4.250%, 09/15/09 ..................   A1          1,506,955
                                                                   ------------
                   TOTAL TECHNOLOGY                                   1,506,955
                                                                   ------------
  TRANSPORTATION--0.10%
                   Norfolk Southern Corp (Sr Note)
  1,000,000         7.250%, 02/15/31 ..................  BAA1         1,152,117
                                                                   ------------
                   TOTAL TRANSPORTATION                               1,152,117
                                                                   ------------


+ As provided by Moody's Investors Services (Unaudited)


                       SEE NOTES TO FINANCIAL STATEMENTS


62  TIAA-CREF Institutional Mutual Funds 2002 ANNUAL REPORT

              Statement of Investments - INSTITUTIONAL BOND FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                            RATINGS+         VALUE
  ---------                                            --------         -----
UTILITIES--3.83%
                   A T & T Corp Note
$   500,000         6.500%, 03/15/29 ..................  BAA2        $  415,000
                   A T & T Corp (Sr Note)
  1,000,000         7.300%, 11/15/11 ..................   NR            955,000
  2,000,000         6.500%, 11/15/06 ..................   A3          1,970,000
                   A T & T Wireless Services,
                    Inc (Sr Note)
    500,000         8.750%, 03/01/31 ..................  BAA2           350,000
  2,000,000         7.500%, 05/01/07 ..................  BAA2         1,680,000
                   Alltel Corp (Sr Note)
  1,000,000         7.500%, 03/01/06 ..................   A2          1,081,534
                   American Electric Power Co, Inc Note
  2,000,000         6.125%, 05/15/06 ..................  BAA3         1,983,665
                   Bellsouth Capital Funding Deb
  1,500,000         7.875%, 02/15/30 ..................  AA3          1,759,108
                   British Telecommunications PLC Deb
  2,000,000         8.875%, 12/15/30 ..................  BAA1         2,356,732
                   Cingular Wireless (Sr Note)
  1,500,000         7.125%, 12/15/31 ..................   A3          1,290,702
                   Consumers Energy Co (Sr Note)
  2,000,000         6.000%, 03/15/05 ..................  BAA3         1,880,000
                   DTE Energy Co (Sr Note)
  2,000,000         6.650%, 04/15/09 ..................  BAA2         2,215,733
                   FirstEnergy Corp Note
  2,000,000         6.450%, 11/15/11 ..................  BAA2         1,862,404
                   GTE Corp Deb
    500,000         6.940%, 04/15/28 ..................  BAA1           446,939
                   Idaho Power Co (First Mortgage Note)
    500,000         8.000%, 03/15/04 ..................   A2            534,817
                   Oncor Electric Delivery Co
  2,000,000         6.375%, 05/01/12 ..................   A3          2,159,304
                   Pepco Holdings, Inc Note
  1,500,000         6.450%, 08/15/12 ..................  BAA1         1,564,096
                   SBC Communications, Inc Note
  1,000,000         5.750%, 05/02/06 ..................  AA3          1,067,240
  3,000,000         6.250%, 03/15/11 ..................  AA3          3,223,115
                   Southern Power Co (Sr Note)
  1,500,000         6.250%, 07/15/12 ..................  BAA1         1,643,102
                   Sprint Capital Corp (Guarantee Note)
  4,000,000         6.000%, 01/15/07 ..................  BAA3         2,720,000
    500,000         7.625%, 01/30/11 ..................  BAA3           350,000
                   TXU US Holdings Co (First
                    Mortgage Note)
  1,000,000         6.750%, 03/01/03 ..................   A3          1,017,233
                   Union Pacific Corp Note
  3,000,000         6.125%, 01/15/12 ..................  BAA3         3,298,767
                   Verizon New Jersey, Inc Deb
  3,000,000         5.875%, 01/17/12 ..................  AA2          2,993,672
                   Verizon Wireless Capital LLC Note
  1,500,000         5.375%, 12/15/06 ..................   A2          1,405,178
                   Verizon/New England (Sr Note)
  2,500,000         6.500%, 09/15/11 ..................  AA2          2,602,513
                                                                  -------------
                   TOTAL UTILITIES                                   44,825,854
                                                                  -------------
                   TOTAL CORPORATE BONDS
                    (COST $308,295,503)                             357,183,810
                                                                  -------------
 GOVERNMENT BONDS--67.65%
  AGENCY SECURITIES--6.19%
                   Federal Home Loan Mortgage
                    Corp (FHLMC)
  3,300,000         5.750%, 04/15/08 ..................  AAA          3,689,631
  7,500,000         5.875%, 03/21/11 ..................  AA2          8,181,975
  7,000,000         6.375%, 08/01/11 ..................  AA2          7,537,670
 20,300,000         6.875%, 01/15/05 ..................  AAA         22,425,409


  PRINCIPAL                                            RATINGS+         VALUE
  ---------                                            --------         -----
                   Federal National Mortgage
                    Association (FNMA)
$ 4,400,000         5.250%, 06/15/06 ..................  AAA      $   4,776,992
 11,300,000         5.250%, 01/15/09 ..................  AAA         12,301,632
 11,000,000         5.500%, 05/02/06 ..................  AA2         11,905,300
  1,500,000         6.250%, 02/01/11 ..................  AA2          1,669,800
                                                                  -------------
                   TOTAL AGENCY SECURITIES                           72,488,409
                                                                  -------------
  FOREIGN GOVERNMENT BONDS--1.19%
                   Canada Government Note
    500,000         6.750%, 08/28/06 ..................  AA1            573,251
                   Province of Ontario Canada
  1,000,000         5.500%, 10/01/08 ..................  AA2          1,113,786
  1,000,000         5.125%, 07/17/12 ..................  AA3          1,073,311
                   Province of Quebec Canada
  2,500,000         5.000%, 07/17/09 ..................   A1          2,676,741
  2,500,000         7.500%, 09/15/29 ..................   A1          3,235,109
                   Republic Of Chile Deb
  1,000,000         5.625%, 07/23/07 ..................  BAA1         1,046,669
                   Republic Of Poland
  1,000,000         6.250%, 07/03/12 ..................  BAA1         1,080,240
                   United Mexican States
  1,000,000         10.375%, 02/17/09 .................  BAA2         1,160,000
  1,000,000         8.125%, 12/30/19 ..................  BAA2           970,000
  1,000,000         7.500%, 01/14/12 ..................  BAA2         1,010,000
                                                                  -------------
                   TOTAL FOREIGN GOVERNMENT BONDS                    13,939,107
                                                                  -------------
  MORTGAGE BACKED SECURITIES--30.46%
                   Federal Home Loan Mortgage (FHLMC)
    283,273         6.500%, 10/01/28 ..............................     294,239
  3,289,390         6.500%, 01/01/29 ..............................   3,416,726
    400,856         6.500%, 03/01/29 ..............................     416,374
  1,176,556         6.500%, 07/01/29 ..............................   1,221,465
  5,040,611         6.500%, 09/01/31 ..............................   5,232,129
  7,968,198       h 6.500%, 08/01/32 ..............................   8,271,037
  2,543,009         7.000%, 10/01/20 ..............................   2,669,747
  7,144,213         7.000%, 02/01/28 ..............................   7,469,875
    455,873         7.000%, 12/01/30 ..............................     475,985
    447,172         7.000%, 04/01/31 ..............................     466,901
  1,416,952         7.000%, 05/01/31 ..............................   1,479,224
  1,208,786         7.000%, 07/01/31 ..............................   1,261,910
  2,103,072         7.000%, 09/01/31 ..............................   2,195,497
 11,934,931         7.000%, 10/01/31 ..............................  12,459,448
 10,883,347         7.000%, 12/01/31 ..............................  11,363,077
 18,236,426         7.000%, 07/01/32 ..............................  19,037,406
  1,061,492         7.500%, 01/01/16 ..............................   1,127,067
    102,886         7.500%, 05/01/16 ..............................     109,242
     79,763         7.500%, 06/01/16 ..............................      84,669
 11,000,000       h 7.500%, 11/25/31 ..............................  11,598,180
 11,000,000       h 8.000%, 11/25/31 ..............................  11,739,090
    623,598         8.000%, 01/01/31 ..............................     665,618
  4,482,901         8.000%, 09/01/31 ..............................   4,784,066
                   Federal National Mortgage
                    Association (FNMA)
  4,928,148         6.000%, 03/01/13 ..............................   5,160,840
    875,523         6.000%, 09/01/13 ..............................     914,183
    396,938         6.000%, 06/01/14 ..............................     413,917
  5,342,108         6.000%, 01/01/19 ..............................   5,538,815
  7,160,986         6.000%, 01/01/32 ..............................   7,366,148
  7,000,000       h 6.000%, 11/25/32 ..............................   7,168,420
    685,038         6.500%, 12/01/13 ..............................     719,014
    170,655         6.500%, 07/01/14 ..............................     178,861
  1,378,921         6.500%, 10/01/16 ..............................   1,444,893
 10,805,769         6.500%, 11/01/16 ..............................  11,322,749
  7,313,516         6.500%, 04/01/17 ..............................   7,663,124
  5,000,000       h 6.500%, 11/25/17 ..............................   5,231,250


+ As provided by Moody's Investors Services (Unaudited)


                       SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  63

              Statement of Investments - INSTITUTIONAL BOND FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                                             VALUE
  ---------                                                             -----
MORTGAGE BACKED SECURITIES--(CONTINUED)
$ 7,447,284         6.500%, 01/01/28 ............................ $   7,732,143
    283,492         6.500%, 04/01/29 ............................       294,051
    344,043         6.500%, 07/01/29 ............................       356,859
  5,239,177         6.500%, 06/01/31 ............................     5,433,320
 37,222,859       d 6.500%, 09/01/31 ............................    38,602,189
  3,529,619         6.500%, 10/01/31 ............................     3,660,413
 31,000,000       h 6.500%, 11/25/31 ............................    32,065,780
  3,000,000       h 6.500%, 10/01/32 ............................     3,111,207
    251,919         7.000%, 07/01/14 ............................       266,595
    599,721         7.000%, 12/01/14 ............................       634,660
     47,154         7.000%, 01/01/15 ............................        49,901
    483,830         7.000%, 01/01/16 ............................       511,923
    204,200         7.000%, 03/01/16 ............................       216,051
    609,498         7.000%, 06/01/16 ............................       644,738
    419,928         7.000%, 08/01/16 ............................       444,207
    175,496         7.000%, 09/01/16 ............................       185,643
 17,193,846         7.000%, 09/01/31 ............................    17,956,411
     63,310         7.500%, 01/01/29 ............................        67,137
    321,593         7.500%, 07/01/29 ............................       339,517
     99,550         7.500%, 04/01/30 ............................       105,098
    227,750         7.500%, 02/01/31 ............................       240,444
    491,315         7.500%, 03/01/31 ............................       518,698
    404,099         7.500%, 05/01/31 ............................       426,622
     71,560         8.000%, 07/01/24 ............................        77,134
                   Government National Mortgage
                    Association (GNMA)
  5,000,000       h 6.000%, 10/20/32 ............................     5,175,000
  1,508,287         6.500%, 05/15/28 ............................     1,575,552
  1,771,044         6.500%, 09/15/28 ............................     1,850,026
  4,637,679         6.500%, 10/15/28 ............................     4,844,505
    859,625         6.500%, 11/15/28 ............................       897,962
    914,669         6.500%, 07/15/31 ............................       954,829
  5,000,000       h 6.500%, 10/15/31 ............................     5,210,950
     13,296         7.000%, 03/15/27 ............................        13,985
     12,625         7.000%, 01/15/28 ............................        13,274
     30,543         7.000%, 02/15/28 ............................        32,112
     52,646         7.000%, 06/15/28 ............................        55,352
     24,824         7.000%, 07/15/28 ............................        26,100
     22,640         7.000%, 09/15/28 ............................        23,803
    171,531         7.000%, 07/15/29 ............................       180,192
    324,097         7.000%, 06/20/31 ............................       339,320
 20,471,525         7.000%, 07/15/31 ............................    21,503,576
 17,000,000       h 7.000%, 10/15/31 ............................    17,844,730
  5,000,000       h 7.000%, 10/20/32 ............................     5,248,440
  5,000,000       h 7.500%, 10/15/32 ............................     5,304,700
    151,854         7.500%, 11/15/28 ............................       161,288
    144,199         7.500%, 07/15/29 ............................       153,108
  3,855,408         7.500%, 02/15/32 ............................     4,093,117
  2,000,000       h 8.000%, 10/15/32 ............................     2,145,000
    117,050         8.500%, 07/15/30 ............................       126,734
     10,378         8.500%, 09/15/30 ............................        11,236
    426,381         8.500%, 10/15/30 ............................       461,658
  2,346,737         8.500%, 10/20/30 ............................     2,534,623
    289,061         8.500%, 11/15/30 ............................       312,977
    194,908         8.500%, 12/15/30 ............................       211,033
    292,143         8.500%, 03/15/31 ............................       315,830
                                                                  -------------
                   TOTAL MORTGAGE BACKED SECURITIES                 356,522,939
                                                                  -------------
U.S. TREASURY SECURITIES--29.81%
                   U.S. Treasury Bond
 37,500,000         10.000%, 05/15/10 ...........................    45,000,003
  1,125,000         5.375%, 02/15/31 ............................     1,250,156
 15,500,000         6.250%, 05/15/30 ............................    18,912,480
 46,280,000         7.250%, 05/15/16 ............................    60,042,750


  PRINCIPAL                                                             VALUE
  ---------                                                             -----
                   U.S. Treasury Note
$ 3,850,000         3.250%, 08/15/07 ............................ $   3,967,618
150,004,500       h 3.375%, 01/15/07 ............................   163,387,751
 49,048,300         3.625%, 01/15/08 ............................    54,106,406
  1,300,000         4.375%, 05/15/07 ............................     1,403,077
    775,000         4.625%, 05/15/06 ............................       838,783
                                                                  -------------
                   TOTAL U.S. TREASURY SECURITIES                   348,909,024
                                                                  -------------
                   TOTAL GOVERNMENT BONDS
                    (COST $795,463,132)                             791,859,479
                                                                  -------------
                   TOTAL BONDS
                    (COST $1,103,758,635)                         1,149,043,289
                                                                  -------------
SHORT TERM INVESTMENTS--11.54%
 COMMERCIAL PAPER--4.61%
                   Bellsouth Corp
  4,600,000     c,d 1.760%, 10/02/02 ............................     4,599,543
                   BMW U.S. Capital Corp
  3,400,000       d 1.740%, 10/25/02 ............................     3,395,821
                   Caterpillar Financial Services Corp
  5,000,000       d 1.750%, 11/12/02 ............................     4,989,549
                   Ciesco LP
    700,000         1.750%, 11/04/02 ............................       698,809
                   Corporate Asset Funding Corp, Inc
  5,000,000     c,d 1.750%, 10/11/02 ............................     4,997,311
                   Edison Asset Securitization LLC
    637,000     c,d 1.770%, 11/22/02 ............................       635,368
                   Enterprise Funding Corp
  3,510,000       c 1.710%, 10/16/02 ............................     3,507,239
                   Greyhawk Funding Llc
  5,000,000     c,d 1.790%, 10/08/02 ............................     4,998,044
                   Home Depot Funding Corp
  4,469,000     c,d 1.950%, 11/06/02 ............................     4,460,962
                   Kitty Hawk Funding Corp
  4,050,000     c,d 1.780%, 10/10/02 ............................     4,048,020
                   Park Avenue Receivables Corp
  3,815,000       c 1.770%, 11/06/02 ............................     3,808,138
                   Preferred Receivables Funding Corp
  4,310,000     c,d 1.770%, 10/11/02 ............................     4,307,682
                   Receivables Capital Corp
  5,000,000       c 1.770%, 10/03/02 ............................     4,999,254
                   SBC International, Inc
  2,000,000       c 1.760%, 10/01/02 ............................     1,999,901
                   UBS Finance (Delaware), Inc
  2,555,000       d 1.750%, 12/19/02 ............................     2,545,234
                                                                  -------------
                   TOTAL COMMERCIAL PAPER                            53,990,875
                                                                  -------------
 U.S. GOVERNMENT AND AGENCIES--6.93%
                   Federal Home Loan Banks (FHLB)
  9,110,000         1.720%, 10/09/02 ............................     9,106,151
 20,020,000       d 1.690%, 10/18/02 ............................    20,003,183
                   Federal Home Loan Mortgage Corp (FHLMC)
 14,230,000         1.650%, 10/01/02 ............................    14,229,328
    800,000         1.640%, 10/08/02 ............................       799,700
  7,460,000       d 1.705%, 10/29/02 ............................     7,449,904
 26,460,000       d 2.055%, 11/07/02 ............................    26,413,078
  3,100,000       d 1.880%, 10/30/02 ............................     3,095,660
                                                                  -------------
                   TOTAL U.S. GOVERNMENT AND AGENCIES                81,097,004
                                                                  -------------
                   TOTAL SHORT TERM INVESTMENTS
                    (COST $135,087,879)                             135,087,879
                                                                  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS


64  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

              Statement of Investments - INSTITUTIONAL BOND FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                        -----
                   TOTAL PORTFOLIO--109.70%
                    (COST $1,238,846,514)                        $1,284,131,168
                   OTHER ASSETS & LIABILITIES, NET--(9.70%)        (113,571,438)
                                                                 --------------
                   NET ASSETS--100.00%                           $1,170,559,730
                                                                 ==============

----------
c Commercial Paper issued under Private Placement exemption under Section 4(2) of the Securities Act of 1933.

d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

h   These securities were purchased on a delayed delivery basis.

At September 30, 2002, the aggregate cost of portfolio investments for federal income tax purposes was $1,239,271,960. Net unrealized appreciation of portfolio investments aggregated $44,859,208 of which $47,858,959 related to appreciated portfolio investments and $2,999,751 related to depreciated portfolio investments.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.
















                        SEE NOTES TO FINANCIAL STATEMENTS


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  65

          Statement of Investments - INSTITUTIONAL MONEY MARKET FUND -
                               September 30, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                                             VALUE
  ---------                                                             -----
SHORT TERM INVESTMENTS--100.16%
 CERTIFICATES OF DEPOSIT--2.65%
                   State Street Bank & Trust Co
 $5,000,000         1.970%, 11/26/02 ............................. $  5,000,154
                                                                   ------------
                   TOTAL CERTIFICATES OF DEPOSIT                      5,000,154
                                                                   ------------
 COMMERCIAL PAPER--67.30%
                   Abbey National North America LLC
  3,905,000         1.750%, 10/18/02 .............................    3,901,773
                   American Honda Finance Corp
  5,310,000         1.760%, 10/04/02 .............................    5,309,239
  2,000,000         1.760%, 10/11/02 .............................    1,999,022
                   Bank Of Nova Scotia
  2,430,000         1.770%, 10/07/02 .............................    2,429,283
                   Beta Finance, Inc
  2,325,000       c 1.710%, 11/06/02 .............................    2,321,024
    490,000       c 1.700%, 11/14/02 .............................      488,944
  4,835,000       c 1.750%, 02/18/03 .............................    4,802,095
                   Cargill, Inc
  1,800,000       c 1.740%, 01/16/03 .............................    1,790,691
                   Caterpillar Financial Services Corp
  5,000,000         1.760%, 10/08/02 .............................    4,998,289
  2,000,000         1.700%, 10/16/02 .............................    1,998,583
                   CC (USA), Inc
  3,120,000       c 1.700%, 10/25/02 .............................    3,116,464
  1,550,000       c 1.750%, 10/29/02 .............................    1,547,939
    747,000       c 1.700%, 11/05/02 .............................      745,693
                   Corporate Asset Funding Corp, Inc
  2,700,000       c 1.750%, 10/02/02 .............................    2,699,869
                   Delaware Funding Corp
  2,318,000       c 1.760%, 10/01/02 .............................    2,318,000
  3,000,000       c 1.760%, 11/21/02 .............................    2,992,520
                   Edison Asset Securitization LLC
    450,000       c 1.740%, 01/16/03 .............................      447,673
                   Enterprise Funding Corp
  2,005,000       c 1.730%, 10/15/02 .............................    2,003,659
    562,000       c 1.800%, 10/21/02 .............................      561,458
  3,000,000       c 1.760%, 11/15/02 .............................    2,993,400
                   Fcar Owner Trust I
  1,645,000         1.930%, 10/02/02 .............................    1,644,912
  2,500,000         1.710%, 10/25/02 .............................    2,497,150
                   General Electric Capital Corp
  3,000,000         1.980%, 11/05/02 .............................    2,994,225
  1,180,000         1.810%, 01/10/03 .............................    1,174,064
                   Govco, Inc
  4,500,000       c 1.760%, 10/07/02 .............................    4,498,680
                   Greyhawk Funding LLC
  2,000,000       c 1.750%, 10/23/02 .............................    1,997,861
                   Harley-Davidson Funding Corp
  5,405,000       c 1.750%, 10/15/02 .............................    5,401,322
                   Home Depot Funding Corp
  5,565,000       c 2.000%, 11/18/02 .............................    5,550,176
                   Johnson & Johnson
  1,200,000         1.760%, 10/28/02 .............................    1,198,416
                   Kitty Hawk Funding
    500,000       c 1.710%, 11/07/02 .............................      499,096
                   Moriarty LLC
  2,930,000       c 2.120%, 10/09/02 .............................    2,928,620
  3,000,000       c 1.700%, 11/26/02 .............................    2,992,067
                   Paccar Financial Corp
  1,870,000         1.750%, 10/11/02 .............................    1,869,091
                   Park Avenue Receivables Corp
  2,320,000       c 1.770%, 10/24/02 .............................    2,317,376
                   Pfizer, Inc
  2,875,000       c 1.720%, 10/15/02 .............................    2,873,077


  PRINCIPAL                                                             VALUE
  ---------                                                             -----
                   Preferred Receivables Funding Corp
$ 2,000,000       c 1.780%, 10/25/02 ............................. $  1,997,701
  3,910,000       c 1.760%, 11/01/02 .............................    3,904,049
                   Province Of Ontario Canada
  4,000,000         1.720%, 12/19/02 .............................    3,984,902
                   Receivables Capital Corp
  4,306,000       c 1.780%, 10/17/02 .............................    4,302,593
                   SBC International, Inc
  2,930,000       c 1.760%, 10/01/02 .............................    2,930,000
  3,665,000         1.750%, 10/24/02 .............................    3,660,902
                   Sigma Finance, Inc
  5,000,000       c 1.800%, 11/07/02 .............................    4,990,750
    250,000       c 1.800%, 12/16/02 .............................      249,050
    330,000       c 1.610%, 02/10/03 .............................      328,052
                   Societe Generale North America, Inc
  5,000,000         1.670%, 12/23/02 .............................    4,980,749
    300,000         1.710%, 10/01/02 .............................      300,000
    750,000         1.750%, 10/18/02 .............................      749,380
  1,605,000         1.750%, 12/19/02 .............................    1,598,836
                   Westdeutsche Landesbank
  2,910,000         1.780%, 11/01/02 .............................    2,905,540
                                                                   ------------
                   TOTAL COMMERCIAL PAPER                           126,784,255
                                                                   ------------
U.S. GOVERNMENT AND AGENCIES--30.21%
                   Federal Home Loan Banks (FHLB)
 23,830,000         1.730%, 10/16/02 .............................   23,812,823
  1,111,000         2.040%, 12/09/02 .............................    1,106,656
                   Federal Home Loan Mortgage Corp (FHLMC)
  5,785,000         1.650%, 10/01/02 .............................    5,785,000
  1,000,000         1.950%, 10/18/02 .............................      999,086
    467,000         2.240%, 10/23/02 .............................      466,438
  1,032,000         2.055%, 11/07/02 .............................    1,029,864
  1,350,000         1.940%, 12/05/02 .............................    1,345,296
  3,000,000         1.910%, 12/27/02 .............................    2,986,153
  1,115,000         1.770%, 08/14/03 .............................    1,097,622
                   Federal National Mortgage Association (FNMA)
  1,000,000         2.040%, 10/02/02 .............................      999,949
    370,000         1.900%, 10/04/02 .............................      369,942
    130,000         1.850%, 10/09/02 .............................      129,947
  4,000,000         1.940%, 10/16/02 .............................    3,997,117
    400,000         1.900%, 10/23/02 .............................      399,539
  4,000,000         1.880%, 10/30/02 .............................    3,993,982
  1,285,000         2.180%, 12/13/02 .............................    1,279,215
  1,350,000         1.750%, 12/31/02 .............................    1,344,028
  3,835,000         2.630%, 02/14/03 .............................    3,796,894
  2,000,000         2.750%, 03/07/03 .............................    1,976,014
                                                                   ------------
                   TOTAL U.S. GOVERNMENT AND AGENCIES                56,915,565
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENTS
                    (COST $188,699,974)                             188,699,974
                                                                   ------------
                   TOTAL PORTFOLIO--100.16%
                    (COST $188,699,974)                             188,699,974
                   OTHER ASSETS & LIABILITIES, NET--(0.16%)            (306,290)
                                                                   ------------
                   NET ASSETS--100.00%                             $188,393,684
                                                                   ============
----------
c Commercial paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1933.

The  cost  of  portfolio   investments   for  federal   income  tax  purpose  is
substantially the same as the amount disclosed above.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.


                       SEE NOTES TO FINANCIAL STATEMENTS


66  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

[LOGO]
TIAA
CREF
--------------------------------------------------------------------------------


                       REPORT OF MANAGEMENT RESPONSIBILITY


To the Shareholders of
  TIAA-CREF Institutional Mutual Funds:

The accompanying financial statements of the Institutional International Equity, Institutional Growth Equity, Institutional Growth & Income, Institutional Equity Index, Institutional Social Choice Equity, Institutional Bond, and Institutional Money Market Funds of TIAA-CREF Institutional Mutual Funds (the "Funds") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls and disclosure controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds' internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the internal Auditor regularly reports to the Audit Committee of the Funds' Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be the Funds' policy that any management advisory or consulting services be obtained from a firm other than the external financial audit firm. The independent auditor's report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds' Board of Trustees, consisting of trustees who are not officers of TIAA-CREF Institutional Mutual Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent auditing firm, the Securities and Exchange Commission performs periodic examinations of the Funds' operations.





                                                    /s/ Martin E. Galt, III
                                                    ----------------------------
                                                             President




                                                    /s/ Richard L. Gibbs
                                                    ----------------------------
                                                    Executive Vice President and
                                                    Principal Accounting Officer















                    2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds   67

--------------------------------------------------------------------------------


                          REPORT OF THE AUDIT COMMITTEE


To the Shareholders of
  TIAA-CREF Institutional Mutual Funds:

The Audit Committee oversees the financial reporting process of TIAA-CREF Institutional Mutual Funds (the "Funds") on behalf of the Funds' Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for preparation of the Funds' financial statements, development and maintenance of a strong system of internal controls and disclosure controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee reviewed and approved the audit plans of the internal auditing group and the independent auditing firm in advance of their respective audits of the Funds. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the evaluation be later than between their fifth and tenth years of service.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity and completeness of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, internal controls, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and the Funds, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Nestor V. Santiago, Audit Committee Member
David K. Storrs, Audit Committee Member

November 12, 2002










68  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 30, 2002

                                     INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL
                                     INTERNATIONAL   GROWTH EQUITY      GROWTH &       EQUITY INDEX     SOCIAL CHOICE
                                      EQUITY FUND         FUND         INCOME FUND         FUND          EQUITY FUND
---------------------------------------------------------------------------------------------------------------------

ASSETS

  Portfolio investments, at cost     $256,108,931    $ 627,331,182    $469,012,081    $ 571,589,516    $ 49,683,819
  Net unrealized appreciation
    (depreciation) of portfolio
    investments                       (53,795,539)    (140,749,742)    (91,990,338)    (142,884,517)    (13,803,583)

---------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value     202,313,392      486,581,440     377,021,743      428,704,999      35,880,236
  Cash                                  2,527,813          739,234         143,384               81         255,863
  Receivable from
    securities transactions               732,111       13,971,226       2,680,120       21,375,497              --
  Receivable for
    Fund shares sold                       12,000               --          66,000           35,000              --
  Dividends and
    interest receivable                   899,398          490,011         507,459          596,326          45,475
  Due from investment advisor                  --               --              --               --         150,762

---------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                      206,484,714      501,781,911     380,418,706      450,711,903      36,332,336
---------------------------------------------------------------------------------------------------------------------

LIABILITIES

  Accrued expenses                        172,826          275,327         261,453          242,980         148,421
  Due to custodian                             --               --              --       19,758,010              --
  Payable for
    securities transactions               412,881       13,850,931       2,027,017       10,922,289              --
  Income distribution payable                  --               --       1,538,048               --           3,571
  Due to investment advisor                    --           35,641          62,748           17,867              --

---------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                     585,707       14,161,899       3,889,266       30,941,146         151,992
---------------------------------------------------------------------------------------------------------------------


  NET ASSETS                         $205,899,007    $ 487,620,012    $376,529,440    $ 419,770,757    $ 36,180,344
=====================================================================================================================


NET ASSETS CONSIST OF:

  Paid in capital                    $287,034,387    $ 715,685,472    $533,086,885    $ 558,439,066    $ 51,988,206
  Accumulated undistributed net
    investment income                   3,727,728        1,696,722         149,925        3,777,485         378,569
  Accumulated undistributed net
    realized gain (loss) on total
    investments                       (31,101,428)     (89,012,440)    (64,717,737)         438,723      (2,382,848)
  Accumulated net unrealized
    appreciation (depreciation)
    on total investments              (53,761,680)    (140,749,742)    (91,989,633)    (142,884,517)    (13,803,583)
---------------------------------------------------------------------------------------------------------------------


  NET ASSETS                         $205,899,007    $ 487,620,012    $376,529,440    $ 419,770,757    $ 36,180,344
=====================================================================================================================


  Outstanding shares of beneficial
    interest, unlimited shares
    authorized ($.0001 par value)      30,000,168      101,202,146      61,282,061       64,734,510       5,646,569

  NET ASSET VALUE, PER SHARE                $6.86            $4.82           $6.14            $6.48           $6.41
=====================================================================================================================

                                      INSTITUTIONAL   INSTITUTIONAL
                                          BOND        MONEY MARKET
                                          FUND            FUND
-------------------------------------------------------------------

ASSETS


  Portfolio investments, at cost     $1,238,846,514   $188,699,974
  Net unrealized appreciation
    (depreciation) of portfolio
    investments                          45,284,654             --

--------------------------------------------------------------------
  Portfolio investments, at value     1,284,131,168    188,699,974
  Cash                                   13,384,011        142,655
  Receivable from
    securities transactions              90,592,372      1,200,000
  Receivable for
    Fund shares sold                        138,000             --
  Dividends and
    interest receivable                  12,717,338         82,853
  Due from investment advisor                    --             --

--------------------------------------------------------------------
    TOTAL ASSETS                      1,400,962,889    190,125,482
--------------------------------------------------------------------

LIABILITIES

  Accrued expenses                          490,535        194,174
  Due to custodian                               --             --
  Payable for
    securities transactions             225,071,918      1,248,869
  Income distribution payable             4,586,712        267,677
  Due to investment advisor                 253,994         21,078

--------------------------------------------------------------------
    TOTAL LIABILITIES                   230,403,159      1,731,798
--------------------------------------------------------------------


  NET ASSETS                         $1,170,559,730   $188,393,684
====================================================================


NET ASSETS CONSIST OF:

  Paid in capital                    $1,119,006,636   $188,395,523
  Accumulated undistributed net
    investment income                       164,242            295
  Accumulated undistributed net
    realized gain (loss) on total
    investments                           6,104,198         (2,134)
  Accumulated net unrealized
    appreciation (depreciation)
    on total investments                 45,284,654             --
--------------------------------------------------------------------


  NET ASSETS                         $1,170,559,730   $188,393,684
====================================================================


  Outstanding shares of beneficial
    interest, unlimited shares
    authorized ($.0001 par value)       109,179,484    188,395,523

  NET ASSET VALUE, PER SHARE                 $10.72          $1.00
====================================================================


See notes to financial statements


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  69

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                    STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended September 30, 2002

                                              INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                              INTERNATIONAL   GROWTH EQUITY     GROWTH &       EQUITY INDEX   SOCIAL CHOICE
                                               EQUITY FUND        FUND         INCOME FUND         FUND        EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                    $     117,276   $      48,592   $     119,006   $      94,823   $       5,859
  Dividends                                       4,534,809       2,520,806       4,718,684       4,600,431         531,957
  Foreign taxes withheld                           (679,397)         (1,931)        (49,598)           (368)         (1,677)
-----------------------------------------------------------------------------------------------------------------------------
    Total income                                  3,972,688       2,567,467       4,788,092       4,694,886         536,139
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES

  Investment management fees                        512,578         671,063         787,576         534,490          67,013
  Custody and administration                        226,540         147,868         119,143         142,693         133,090
  Audit and legal                                     6,429           8,699          43,491           5,583           8,122
  Shareholder servicing                              25,941          28,406          16,890          24,975          24,306
  Printing                                           33,509          36,264           9,331          39,474          35,123
  Registration                                       23,542          30,627           5,464          40,073             475
  Trustee fees and expenses                             426             206              70             442             275
  Interest (Note 5)                                      --           7,293              --              --              --
  Other                                              16,734          13,811          22,036          13,920          17,177
-----------------------------------------------------------------------------------------------------------------------------
  Total expenses before fee waiver
    and expense reimbursement                       845,699         944,237       1,004,001         801,650         285,581
  Less investment management
    fees waived by the investment
    advisor (see Note 2)                            170,869         204,236         239,697         207,857          24,689
  Less expenses reimbursed by
    the investment advisor
    (see Note 2)                                    124,178          98,105          10,929          88,508         197,245
-----------------------------------------------------------------------------------------------------------------------------
    Net expenses                                    550,652         641,896         753,375         505,285          63,647
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income                           3,422,036       1,925,571       4,034,717       4,189,601         472,492
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON TOTAL
  INVESTMENTS

  Realized gain (loss) on:
    Portfolio investments                       (11,859,155)    (56,373,017)    (46,497,414)      1,824,448      (2,294,099)
    Foreign currency transactions                   301,396          32,896          41,778              --              --
-----------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)
    on total investments                        (11,557,759)    (56,340,121)    (46,455,636)      1,824,448      (2,294,099)
-----------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on:
    Portfolio investments                       (28,954,407)    (86,360,875)    (68,137,456)   (121,422,325)     (7,238,720)
    Translations of assets (other
      than portfolio investments)
      and liabilities denominated
      in foreign currencies                          26,502          (2,253)          1,010              --              --
-----------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) on total investments         (28,927,905)    (86,363,128)    (68,136,446)   (121,422,325)     (7,238,720)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on total investments                 (40,485,664)   (142,703,249)   (114,592,082)   (119,597,877)     (9,532,819)
-----------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 $ (37,063,628)  $(140,777,678)  $(110,557,365)  $(115,408,276)  $  (9,060,327)
=============================================================================================================================

                                            INSTITUTIONAL  INSTITUTIONAL
                                                BOND       MONEY MARKET
                                                FUND           FUND
------------------------------------------------------------------------


INVESTMENT INCOME
  Interest                                   $36,440,786    $3,295,092
  Dividends                                           --            --
  Foreign taxes withheld                              --            --
------------------------------------------------------------------------
    Total income                              36,440,786     3,295,092
------------------------------------------------------------------------

EXPENSES

  Investment management fees                   1,223,317       263,420
  Custody and administration                     164,601       147,004
  Audit and legal                                 36,748        14,420
  Shareholder servicing                           29,711        26,385
  Printing                                        42,551        32,473
  Registration                                    87,649         1,643
  Trustee fees and expenses                          404            98
  Interest (Note 5)                                   --            --
  Other                                           48,884        12,069
------------------------------------------------------------------------
  Total expenses before fee waiver
    and expense reimbursement                  1,633,865       497,512
  Less investment management
    fees waived by the investment
    advisor (see Note 2)                         339,814        87,807
  Less expenses reimbursed by
    the investment advisor
    (see Note 2)                                   1,761       128,530
------------------------------------------------------------------------
    Net expenses                               1,292,290       281,175
------------------------------------------------------------------------
  Net investment income                       35,148,496     3,013,917
------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON TOTAL
  INVESTMENTS

  Realized gain (loss) on:
    Portfolio investments                      8,014,308        (2,134)
    Foreign currency transactions                     --            --
------------------------------------------------------------------------
  Net realized gain (loss)
    on total investments                       8,014,308        (2,134)
------------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on:
    Portfolio investments                     35,855,065            --
    Translations of assets (other
      than portfolio investments)
      and liabilities denominated
      in foreign currencies                           --            --
------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) on total investments       35,855,065            --
------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on total investments               43,869,373        (2,134)
------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                $79,017,869    $3,011,783
========================================================================

                        See notes to financial statements


70  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                    STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------
For the Year Ended September 30, 2002

                                            INSTITUTIONAL  INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                            INTERNATIONAL  GROWTH EQUITY      GROWTH &       EQUITY INDEX   SOCIAL CHOICE
                                             EQUITY FUND        FUND        INCOME FUND          FUND        EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:

  Net increase (decrease) in net assets
    resulting from operations               $ (37,063,628)  $(140,777,678)  $(110,557,365)  $(115,408,276)  $  (9,060,327)
  Adjustments to reconcile net
    increase (decrease) in net assets
    resulting from operations to
    net cash used in operating activities:
    Purchases of long-term securities        (265,931,177)   (242,833,247)   (775,161,310)   (480,291,136)    (26,858,816)
    Proceeds from sales of long-
      term securities                         142,593,788     153,167,832     434,595,894      19,306,065       7,578,318
    Purchases of short-term
      investments--net                           (199,542)        800,750      18,047,952       2,067,341         344,881
    Increase in receivables                      (541,231)       (372,177)       (346,849)       (358,345)       (148,193)
    Decrease in payables                          106,123         193,834         193,260         126,849          32,939
    Net realized (gain) loss on
      total investments                        11,557,759      56,340,121      46,455,636      (1,824,448)      2,294,099
    Unrealized (appreciation)
      depreciation on
      total investments                        28,927,905      86,363,128      68,136,446     121,422,325       7,238,720
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in
      operating activities                   (120,550,003)    (87,117,437)   (318,636,336)   (454,959,625)    (18,578,379)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

  Proceeds from Fund shares sold              128,546,528     159,384,365     320,102,315     451,441,637      19,444,359
  Payments for Fund shares redeemed            (9,114,263)    (15,548,769)    (17,452,153)    (20,942,971)       (587,730)
  Cash distributions paid                        (277,563)       (206,958)     (1,047,385)       (432,056)        (24,209)
  Exchanges among the Funds--net                3,682,310     (55,777,884)     16,996,206      24,892,384              --
  Proceeds from the financing of dollar
    roll transactions--net                             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by
      financing activities                    122,837,012      87,850,754     318,598,983     454,958,994      18,832,420
---------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) in cash                   2,287,009         733,317         (37,353)           (631)        254,041


CASH

  Beginning of year                               240,804           5,917         180,737             712           1,822
---------------------------------------------------------------------------------------------------------------------------
  End of year                               $   2,527,813   $     739,234   $     143,384   $          81   $     255,863
===========================================================================================================================
  SUPPLEMENTAL DISCLOSURE OF
   CASH FLOW INFORMATION:
   Non-cash financing activities not
    included above:
      Reinvestment of distributions         $   1,220,220   $     514,804   $   1,695,096   $     735,292   $     305,166
      In-kind subscriptions                            --     390,085,637              --              --              --
===========================================================================================================================

                                                INSTITUTIONAL   INSTITUTIONAL
                                                    BOND        MONEY MARKET
                                                    FUND            FUND
------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:

  Net increase (decrease) in net assets
    resulting from operations                 $    79,017,869   $  3,011,783
  Adjustments to reconcile net
    increase (decrease) in net assets
    resulting from operations to
    net cash used in operating activities:
    Purchases of long-term securities          (1,576,040,924)            --
    Proceeds from sales of long-
      term securities                           1,193,991,463             --
    Purchases of short-term
      investments--net                             37,442,730    (62,549,461)
    Increase in receivables                        (9,735,419)       (33,055)
    Decrease in payables                              613,374         85,970
    Net realized (gain) loss on
      total investments                            (8,014,308)         2,134
    Unrealized (appreciation)
      depreciation on
      total investments                           (35,855,065)            --
-------------------------------------------------------------------------------
    Net cash used in
      operating activities                       (318,580,280)   (59,482,629)
-------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

  Proceeds from Fund shares sold                  381,730,592    249,439,232
  Payments for Fund shares redeemed               (63,806,758)   198,193,526)
  Cash distributions paid                          (8,243,498)    (1,218,985)
  Exchanges among the Funds--net                      609,012      9,597,972
  Proceeds from the financing of dollar
    roll transactions--net                         21,624,182             --
-------------------------------------------------------------------------------
    Net cash provided by
      financing activities                        331,913,530     59,624,693
-------------------------------------------------------------------------------
  Increase (decrease) in cash                      13,333,250        142,064


CASH

  Beginning of year                                    50,761            591
-------------------------------------------------------------------------------
  End of year                                 $    13,384,011   $    142,655
===============================================================================
  SUPPLEMENTAL DISCLOSURE OF
   CASH FLOW INFORMATION:
   Non-cash financing activities not
    included above:
      Reinvestment of distributions           $    30,166,377   $  1,529,441
      In-kind subscriptions                       480,398,933     91,025,434
===============================================================================

                       See notes to financial statements


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  71

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                  INSTITUTIONAL                  INSTITUTIONAL                 INSTITUTIONAL
                                            INTERNATIONAL EQUITY FUND          GROWTH EQUITY FUND          GROWTH & INCOME FUND
                                         -------------------------------    ------------------------    ----------------------------
                                              FOR THE YEARS ENDED             FOR THE YEARS ENDED          FOR THE YEARS ENDED
                                                  SEPTEMBER 30,                  SEPTEMBER 30,                SEPTEMBER 30,
------------------------------------------------------------------------------------------------------------------------------------
                                              2002             2001           2002          2001           2002           2001
------------------------------------------------------------------------------------------------------------------------------------

CHANGE IN NET ASSETS

OPERATIONS:

  Net investment income                   $  3,422,036    $  1,522,115    $ 1,925,571     $  549,429   $  4,034,717   $  1,356,826
  Net realized gain (loss) on
    total investments                      (11,557,759)    (18,541,877)   (56,340,121)   (31,114,524)   (46,455,636)   (17,643,881)
  Net change in unrealized appreciation
    (depreciation) on total investments    (28,927,905)    (23,518,340)   (86,363,128)   (59,043,861)   (68,136,446)   (25,844,603)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      operations                           (37,063,628)    (40,538,102)  (140,777,678)   (89,608,956)  (110,557,365)   (42,131,658)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                (1,497,783)       (277,626)      (721,601)      (289,068)    (4,013,504)    (1,281,419)
  From realized gains                               --      (3,658,368)          (161)    (3,294,941)            --     (1,530,774)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions                     (1,497,783)     (3,935,994)      (721,762)    (3,584,009)    (4,013,504)    (2,812,193)
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:

  Seed money redemptions by TIAA                    --              --             --             --             --             --
  Subscriptions                            128,236,460      79,649,233    549,470,002    116,503,256    319,981,259    150,628,713
  Reinvestment of distributions              1,220,220       1,611,568        514,804      2,502,728      1,695,096      1,509,268
  Exchanges among the Funds, net             3,682,310       5,992,251    (55,777,884)     3,532,700     16,996,206      3,512,951
  Redemptions                               (9,114,263)     (6,183,862)   (15,068,129)    (9,894,281)   (17,452,003)    (6,160,884)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase from shareholder
      transactions                         124,024,727      81,069,190    479,138,793    112,644,403    321,220,558    149,490,048
------------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in
      net assets                            85,463,316      36,595,094    337,639,353     19,451,438    206,649,689    104,546,197


  NET ASSETS

    Beginning of year                      120,435,691      83,840,597    149,980,659    130,529,221    169,879,751     65,333,554
------------------------------------------------------------------------------------------------------------------------------------
    End of year                          $ 205,899,007    $120,435,691  $ 487,620,012   $149,980,659   $376,529,440   $169,879,751
====================================================================================================================================

CHANGE IN FUND SHARES:

  Shares outstanding, beginning of year     14,909,797       6,682,802     23,429,664     10,403,989     21,474,164      5,812,170
------------------------------------------------------------------------------------------------------------------------------------
  Seed shares redeemed by TIAA                      --              --             --             --             --             --
  Shares sold                               15,503,332       8,015,350     88,683,184     13,464,829     39,814,454     15,754,942
  Shares issued in reinvestment of
    distributions                              143,724        144,535         69,009        256,427        210,046        157,818
  Shares exchanged among the Funds, net        483,349         671,917     (8,010,067)       433,439      2,059,959        379,849
  Shares redeemed                           (1,040,034)       (604,807)    (2,969,644)    (1,129,020)    (2,276,562)      (630,615)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding      15,090,371       8,226,995     77,772,482     13,025,675     39,807,897     15,661,994
------------------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of year           30,000,168      14,909,797    101,202,146     23,429,664     61,282,061     21,474,164
====================================================================================================================================


                       See notes to financial statements



72  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

              INSTITUTIONAL               INSTITUTIONAL                 INSTITUTIONAL                 INSTITUTIONAL
            EQUITY INDEX FUND       SOCIAL CHOICE EQUITY FUND             BOND FUND                MONEY MARKET FUND
--------------------------------  -----------------------------  ---------------------------  ----------------------------
           FOR THE YEARS ENDED         FOR THE YEARS ENDED           FOR THE YEARS ENDED          FOR THE YEARS ENDED
              SEPTEMBER 30,               SEPTEMBER 30,                  SEPTEMBER 30,               SEPTEMBER 30,
--------------------------------------------------------------------------------------------------------------------------

          2002           2001          2002           2001           2002           2001           2002          2001
--------------------------------------------------------------------------------------------------------------------------





    $   4,189,601   $   913,718   $   472,492    $   319,155  $   35,148,496   $ 13,698,924  $   3,013,917   $ 1,529,976

        1,824,448    (1,198,395)   (2,294,099)       (68,855)      8,014,308      7,112,987         (2,134)          274

     (121,422,325)  (25,155,447)   (7,238,720)    (8,733,931)     35,855,065      7,653,032             --            --
--------------------------------------------------------------------------------------------------------------------------
     (115,408,276)  (25,440,124)   (9,060,327)    (8,483,631)     79,017,869     28,464,943      3,011,783     1,530,250
--------------------------------------------------------------------------------------------------------------------------



       (1,164,700)     (480,250)     (329,372)      (293,110)    (34,979,870)   (13,709,958)    (3,013,643)   (1,529,976)
           (2,648)     (499,969)           --       (506,429)     (7,409,015)    (2,214,391)          (274)           --
--------------------------------------------------------------------------------------------------------------------------
       (1,167,348)     (980,219)     (329,372)      (799,539)    (42,388,885)   (15,924,349)    (3,013,917)   (1,529,976)
--------------------------------------------------------------------------------------------------------------------------



               --   (18,000,833)           --       (928,000)             --     (6,640,212)            --    (4,768,635)
      450,172,419    95,686,753    19,393,007      7,004,254     862,178,378    162,915,516    340,414,932    28,636,704
          735,292       732,422       305,166        674,014      30,166,377     10,996,775      1,529,441     1,285,659
       24,892,384     2,120,000            --             --         609,012    (14,425,900)     9,597,972      (732,002)
      (40,700,981)   (4,540,185)     (587,730)      (314,906)    (63,564,225)   (12,542,846)  (198,183,432)  (14,677,607)
--------------------------------------------------------------------------------------------------------------------------

      435,099,114    75,998,157    19,110,443      6,435,362     829,389,542    140,303,333    153,358,913     9,744,119
--------------------------------------------------------------------------------------------------------------------------
      318,523,490    49,577,814     9,720,744     (2,847,808)    866,018,526    152,843,927    153,356,779     9,744,393




      101,247,267    51,669,453    26,459,600     29,307,408     304,541,204    151,697,277     35,036,905    25,292,512
--------------------------------------------------------------------------------------------------------------------------
    $ 419,770,757  $101,247,267   $36,180,344    $26,459,600  $1,170,559,730   $304,541,204  $ 188,393,684  $ 35,036,905
==========================================================================================================================



       12,564,696     4,544,880     3,293,412      2,627,223      28,786,942     15,112,620     35,036,610    25,292,491
--------------------------------------------------------------------------------------------------------------------------
               --    (1,651,331)           --        (89,976)             --       (661,706)            --    (4,768,635)
       55,250,875     9,842,995     2,397,290        726,321      83,950,279     15,878,976    340,414,932    28,636,704
           81,790        71,806        34,599         66,340       2,520,626      1,071,294      1,529,441     1,285,659
        2,902,540       219,560            --             --         193,710     (1,281,262)     9,597,972      (732,002)
       (6,065,391)     (463,214)      (78,732)       (36,496)     (6,272,073)    (1,332,980)  (198,183,432)  (14,677,607)
--------------------------------------------------------------------------------------------------------------------------
       52,169,814     8,019,816     2,353,157        666,189      80,392,542     13,674,322    153,358,913     9,744,119
--------------------------------------------------------------------------------------------------------------------------
       64,734,510    12,564,696     5,646,569      3,293,412     109,179,484     28,786,942    188,395,523    35,036,610
==========================================================================================================================




                       See notes to financial statements


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  73

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                     INSTITUTIONAL INTERNATIONAL EQUITY FUND             INSTITUTIONAL GROWTH EQUITY FUND
------------------------------------------------------------------------------------  --------------------------------------------
                                                                      FOR THE PERIOD                                  FOR THE PERIOD
                                                                      JUNE 14, 1999                                   JUNE 14, 1999
                                   FOR THE      FOR THE      FOR THE    (COMMENCE-    FOR THE    FOR THE     FOR THE    (COMMENCE-
                                    YEAR         YEAR         YEAR       MENT OF        YEAR       YEAR       YEAR       MENT OF
                                    ENDED       ENDED        ENDED    OPERATIONS) TO   ENDED       ENDED      ENDED   OPERATIONS) TO
                                  SEPTEMBER   SEPTEMBER    SEPTEMBER    SEPTEMBER    SEPTEMBER  SEPTEMBER   SEPTEMBER   SEPTEMBER
                                   30, 2002    30, 2001    30,  2000    30, 1999(a)  30, 2002   30, 2001    30, 2000    30, 1999(a)
----------------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA

  Net asset value,
    beginning of period             $8.08      $12.55       $10.66       $10.00      $6.40       $12.55      $10.14       $10.00
----------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from
    investment operations:
    Net investment income            0.15(b)     0.10         0.07         0.04       0.04(b)      0.02        0.03         0.02
    Net realized and unrealized
      gain (loss) on investments    (1.29)      (4.06)        1.94         0.62      (1.60)       (5.90)       2.40         0.12
----------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from
    investment operations           (1.14)      (3.96)        2.01         0.66      (1.56)       (5.88)       2.43         0.14
----------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income           (0.08)      (0.04)       (0.05)          --      (0.02)       (0.02)      (0.02)          --
    Net realized gains                 --       (0.47)       (0.07)          --         --        (0.25)         --           --
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions             (0.08)      (0.51)       (0.12)          --      (0.02)       (0.27)      (0.02)          --
----------------------------------------------------------------------------------------------------------------------------------

  Net asset value, end of period    $6.86       $8.08       $12.55       $10.66      $4.82        $6.40      $12.55       $10.14
==================================================================================================================================

TOTAL RETURN                       (14.28)%    (32.63)%      18.58%       6.60%     (24.44)%     (47.57)%     24.01%        1.40%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)               $205,899    $120,436      $83,841      $27,472   $487,620     $149,981    $130,529      $30,535
  Ratio of expenses to average
    net assets before expense
    waiver and reimbursement         0.44%       0.52%        0.70%       0.39%       0.32%        0.41%       0.56%        0.35%
  Ratio of expenses to average
    net assets after expense
    waiver and reimbursement         0.29%       0.29%        0.29%       0.09%       0.22%        0.22%       0.22%        0.07%
  Ratio of net investment income
    to average net assets            1.80%       1.51%        0.94%       0.45%       0.66%        0.38%       0.30%        0.20%
  Portfolio turnover rate           77.63%      77.83%      105.37%      21.35%      61.08%       34.44%      56.67%       21.08%

(a)  The  percentages  shown for this period are not  annualized.
(b)  Based on average shares outstanding.
==================================================================================================================================


                        See notes to financial statements


74  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         INSTITUTIONAL GROWTH & INCOME FUND               INSTITUTIONAL EQUITY INDEX FUND
----------------------------------------------------------------------------------  ----------------------------------------------
                                                                    FOR THE PERIOD                                  FOR THE PERIOD
                                                                    JUNE 14, 1999                                   JUNE 14, 1999
                                 FOR THE      FOR THE      FOR THE    (COMMENCE-    FOR THE    FOR THE     FOR THE    (COMMENCE-
                                  YEAR         YEAR         YEAR       MENT OF        YEAR       YEAR       YEAR       MENT OF
                                  ENDED       ENDED        ENDED    OPERATIONS) TO   ENDED       ENDED      ENDED   OPERATIONS) TO
                                SEPTEMBER   SEPTEMBER    SEPTEMBER    SEPTEMBER    SEPTEMBER  SEPTEMBER   SEPTEMBER   SEPTEMBER
                                 30, 2002    30, 2001    30,  2000    30, 1999(a)  30, 2002   30, 2001    30, 2000    30, 1999(a)
----------------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA

  Net asset value,
    beginning of period               $7.91      $11.24       $9.76      $10.00      $8.06        $11.37      $9.76     $10.00
----------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from
    investment operations:             0.09(b)     0.09        0.10        0.04       0.11(b)       0.09       0.10       0.04
    Net investment income
    Net realized and unrealized
      gain (loss) on investments      (1.78)      (3.15)       1.49       (0.25)     (1.63)        (3.20)      1.61      (0.28)
----------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from
    investment operations             (1.69)      (3.06)       1.59       (0.21)     (1.52)        (3.11)      1.71      (0.24)
----------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income             (0.08)      (0.09)      (0.10)      (0.03)     (0.06)        (0.10)     (0.07)        --
    Net realized gains                   --       (0.18)      (0.01)         --         --         (0.10)     (0.03)        --
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions               (0.08)      (0.27)      (0.11)      (0.03)     (0.06)        (0.20)     (0.10)        --
----------------------------------------------------------------------------------------------------------------------------------

  Net asset value, end of period      $6.14       $7.91      $11.24       $9.76      $6.48         $8.06     $11.37      $9.76
==================================================================================================================================

TOTAL RETURN                         (21.51)%    (27.66)%     16.18%      (2.05)%   (19.04)%      (27.71)%    17.49%     (2.40)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                 $376,529    $169,880     $65,334     $25,174   $419,771      $101,247    $51,669    $25,064
  Ratio of expenses to average
    net assets before expense
    waiver and reimbursement           0.29%       0.44%       0.78%       0.38%      0.27%         0.51%      0.71%      0.36%
  Ratio of expenses to average
    net assets after expense
    waiver and reimbursement           0.22%       0.22%       0.22%       0.07%      0.17%         0.17%      0.17%      0.05%
  Ratio of net investment income
    to average net assets              1.18%       1.10%       1.02%       0.36%      1.41%         1.19%      1.04%      0.39%
  Portfolio turnover rate            127.75%      49.56%      37.95%      10.95%     13.77%         7.19%     11.58%      9.51%


                                     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND
                                  ------------------------------------------------
                                                                   FOR THE PERIOD
                                                                   JUNE 14, 1999
                                   FOR THE    FOR THE     FOR THE    (COMMENCE-
                                    YEAR       YEAR       YEAR       MENT OF
                                    ENDED       ENDED      ENDED   OPERATIONS) TO
                                  SEPTEMBER  SEPTEMBER   SEPTEMBER   SEPTEMBER
                                   30, 2002   30, 2001    30, 2000    30, 1999(a)
                                 ------------------------------------------------
SELECTED PER SHARE DATA

  Net asset value,
    beginning of period             $8.03     $11.16       $9.86      $10.00
--------------------------------------------------------------------------------
  Gain (loss) from
    investment operations:
    Net investment income            0.11(b)    0.10        0.11        0.04
    Net realized and unrealized
      gain (loss) on investments    (1.64)     (2.94)       1.25       (0.18)
---------------------------------------------------------------------------------
  Total gain (loss) from
    investment operations           (1.53)     (2.84)       1.36       (0.14)
---------------------------------------------------------------------------------
  Less distributions from:
    Net investment income           (0.09)     (0.11)      (0.06)         --
    Net realized gains                 --      (0.18)         --          --
---------------------------------------------------------------------------------
    Total distributions             (0.09)     (0.29)      (0.06)         --
---------------------------------------------------------------------------------

  Net asset value, end of period    $6.41      $8.03      $11.16       $9.86
=================================================================================

TOTAL RETURN                       (19.34)%   (25.99)%     13.84%      (1.40)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)                  $36,180    $26,460   $29,307     $24,731
  Ratio of expenses to average
    net assets before expense
    waiver and reimbursement         0.81%      0.97%       0.90%       0.37%
  Ratio of expenses to average
    net assets after expense
    waiver and reimbursement         0.18%      0.18%       0.18%       0.05%
  Ratio of net investment income
    to average net assets            1.34%      1.12%       1.00%       0.37%
  Portfolio turnover rate           21.71%      4.96%      16.22%       0.06%

================================================================================


                       See notes to financial statements


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  75

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              INSTITUTIONAL BOND FUND                     INSTITUTIONAL MONEY MARKET FUND
                                  --------------------------------------------------  ----------------------------------------------
                                                                      FOR THE PERIOD                                  FOR THE PERIOD
                                                                      JUNE 14, 1999                                   JUNE 14, 1999
                                   FOR THE      FOR THE      FOR THE    (COMMENCE-    FOR THE    FOR THE     FOR THE    (COMMENCE-
                                    YEAR         YEAR         YEAR       MENT OF        YEAR       YEAR       YEAR       MENT OF
                                    ENDED       ENDED        ENDED    OPERATIONS) TO   ENDED       ENDED      ENDED   OPERATIONS) TO
                                  SEPTEMBER   SEPTEMBER    SEPTEMBER    SEPTEMBER    SEPTEMBER  SEPTEMBER   SEPTEMBER   SEPTEMBER
                                   30, 2002    30, 2001    30,  2000    30, 1999(a)  30, 2002   30, 2001    30, 2000    30, 1999(a)
------------------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA

  Net asset value,
    beginning of period            $10.58      $10.04        $9.97       $10.00      $1.00        $1.00       $1.00        $1.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from
   investment operations:
    Net investment income            0.52(b)     0.61         0.61         0.17       0.02         0.05        0.06         0.02
    Net realized and unrealized
      gain (loss) on total
      investments                    0.33        0.67         0.07        (0.03)        --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from
    investment operations            0.85        1.28         0.68         0.14       0.02         0.05        0.06         0.02
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income           (0.52)      (0.61)       (0.61)       (0.17)     (0.02)       (0.05)     (0 .06)       (0.02)
    Net realized gains              (0.19)      (0.13)          --           --         --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions             (0.71)      (0.74)       (0.61)       (0.17)     (0.02)       (0.05)      (0.06)       (0.02)
------------------------------------------------------------------------------------------------------------------------------------

  Net asset value, end of period   $10.72      $10.58       $10.04        $9.97      $1.00        $1.00       $1.00        $1.00
====================================================================================================================================

TOTAL RETURN                         8.52%      13.21%        7.07%        1.42%      1.89%        5.16%       6.19%        1.51%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period
    (in thousands)             $1,170,560    $304,541     $151,697      $30,354   $188,394      $35,037     $25,293      $25,378
  Ratio of expenses to average
    net assets before expense
      waiver and reimbursement       0.24%       0.30%        0.48%       0.35%       0.28%        0.94%       0.91%        0.36%
  Ratio of expenses to average
    net assets after expense
      waiver and reimbursement       0.19%       0.19%        0.19%       0.06%       0.16%        0.16%       0.16%        0.05%
  Ratio of net investment income
     to average net assets           5.16%       5.99%        6.59%       1.77%       1.71%        4.91%       6.00%        1.52%
  Portfolio turnover rate          181.00%     266.50%      301.93%     173.31%        n/a          n/a         n/a          n/a


(a)  The percentages shown for this period are not annualized.
(b)  Based on average shares outstanding.
================================================================================


                        See notes to financial statements


76  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Institutional Mutual Funds ("the Funds") is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Institutional International Equity, Institutional Growth Equity, Institutional Growth & Income, Institutional Equity Index, Institutional Social Choice Equity, Institutional Bond and Institutional Money Market Funds (each referred to as a "Fund") commenced operations on June 14, 1999 with a seed money investment by Teachers Insurance and Annuity Association of America ("TIAA") of $25,000,000 in each Fund. There are sixteen additional funds in the TIAA-CREF Institutional Mutual Funds, which commenced operations on September 4, 2002, that are not included in these financial statements. At September 30, 2002, TIAA had remaining seed money investment in the Institutional Social Choice Equity Fund of $13,565,287.

On July 1, 1999 the Funds began to offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. ("TPIS"), which is a wholly-owned subsidiary of TIAA. The Funds are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition savings plans, who have entered into a contract with an affiliate of TIAA. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors Inc. ("Advisors"), a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For Funds other than the Institutional Money Market Fund, money market instruments are valued at fair market value. For the Institutional Money Market Fund, securities are valued using the amortized cost method, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant rate of amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

DOLLAR ROLL TRANSACTIONS: Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance a Fund's return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Institutional Bond Fund results in borrowing by this Fund requiring the presentation of a statement of cash flows.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.


                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  77

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Institutional International Equity, Institutional Growth Equity, Institutional Equity Index and the Institutional Social Choice Equity Funds are declared and paid annually; for the Institutional Growth & Income Fund are declared and paid quarterly; for the Institutional Bond Fund are declared and paid monthly; and for the Institutional Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code ("Code") and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements. At September 30, 2002, the following funds had capital loss carryovers which will begin to expire in 2009 and capital losses realized after October 31, 2001, which were deferred for tax purposes to the first day of the following year.

                                             CAPITAL LOSS CARRYOVER   POST-OCTOBER LOSSES
                                             ----------------------   -------------------
   Institutional International Equity Fund         $14,492,237            $10,715,953
   Institutional Growth Equity Fund                 21,853,458             50,266,925
   Institutional Growth &Income Fund                 4,710,132             40,594,313
   Institutional Social Choice Equity Fund              63,024              2,257,650
   Institutional Money Market Fund                          --                  2,134

NOTE 2. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund. As a result, during such waiver period, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                                                           INVESTMENT
                                                 INVESTMENT              MANAGEMENT FEE
                                               MANAGEMENT FEE   WAIVER    AFTER WAIVER
                                               --------------   ------   --------------
   Institutional International Equity Fund          0.27%        0.09%        0.18%
   Institutional Growth Equity Fund                 0.23%        0.07%        0.16%
   Institutional Growth & Income Fund               0.23%        0.07%        0.16%
   Institutional Equity Index Fund                  0.18%        0.07%        0.11%
   Institutional Social Choice Equity Fund          0.19%        0.07%        0.12%
   Institutional Bond Fund                          0.18%        0.05%        0.13%
   Institutional Money Market Fund                  0.15%        0.05%        0.10%

Advisors has also entered into a reimbursement agreement with the Funds. Under the terms of the agreement, Advisors has agreed to reimburse the Funds so that the non-investment management fee expenses of the Funds do not exceed, on an annual basis, 0.06% of the average daily net assets of each of the Funds, with the exception of the Institutional International Equity Fund, where Advisors has agreed to reimburse the Fund so that its non-investment management fee expenses do not exceed, on an annual basis, 0.11% of the Fund's average daily net assets.

Effective October 1, 2002, this management agreement has been modified (see Note 7-Subsequent Event).



78  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 3. INVESTMENTS

At September 30, 2002, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                                       NET UNREALIZED
                                             GROSS UNREALIZED    GROSS UNREALIZED       APPRECIATION
                                               APPRECIATION        DEPRECIATION        (DEPRECIATION)
                                             ----------------    ----------------    -----------------
   Institutional International Equity Fund    $ 2,566,354         $ 56,361,893       $ (53,795,539)
   Institutional Growth Equity Fund             2,336,059          143,085,801        (140,749,742)
   Institutional Growth & Income Fund           4,182,522           96,172,860         (91,990,338)
   Institutional Equity Index Fund              3,950,689          146,835,206        (142,884,517)
   Institutional Social Choice Equity Fund      1,026,377           14,829,960         (13,803,583)
   Institutional Bond Fund                     47,858,959            2,574,305          45,284,654

Purchases  and  sales  of  securities,   other  than  short-term   money  market
instruments, for the Funds, other than the Institutional Money Market Fund, for the year ended September 30, 2002, were as follows:

                                             NON-GOVERNMENT     GOVERNMENT     NON-GOVERNMENT    GOVERNMENT
                                                PURCHASES        PURCHASES          SALES           SALES
                                             --------------   -------------    --------------  --------------
   Institutional International Equity Fund   $263,031,118              $ --    $142,752,071            $ --
   Institutional Growth Equity Fund           634,056,833        10,972,449     165,922,203          712,703
   Institutional Growth & Income Fund         743,344,533         6,107,346     426,538,877        1,179,456
   Institutional Equity Index Fund            486,036,641         3,883,124      40,591,453           90,063
   Institutional Social Choice Equity Fund     26,509,890           348,926       7,578,318              --
   Institutional Bond Fund                    468,660,724     1,572,292,691     176,912,236    1,014,725,631

NOTE 4. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during the years ended September 30, 2002 and 2001 were as follows:

                                                             2002                                        2001
                                            --------------------------------------    ---------------------------------------
                                              ORDINARY     LONG-TERM                   ORDINARY      LONG-TERM
                                               INCOME    CAPITAL GAIN     TOTAL          INCOME     CAPITAL GAIN      TOTAL
                                            -----------  ------------  -----------    -----------   ------------  -----------
   Institutional International Equity Fund  $ 1,497,783    $     --    $ 1,497,783    $ 2,346,276    $1,589,718   $ 3,935,994
   Institutional Growth Equity Fund             721,601         161        721,762        289,068     3,294,941     3,584,009
   Institutional Growth & Income Fund         4,013,504          --      4,013,504      1,745,939     1,066,254     2,812,193
   Institutional Equity Index Fund            1,164,700       2,648      1,167,348        621,474       358,745       980,219
   Institutional Social Choice Equity Fund      329,372          --        329,372        799,539            --       799,539
   Institutional Bond Fund                   41,877,329     511,556     42,388,885     15,924,349            --    15,924,349
   Institutional Money Market Fund            3,013,917          --      3,013,917      1,529,976            --     1,529,976

As of September 30, 2002, the components of accumulated earnings on a tax basis were as follows:

                                              UNDISTRIBUTED   UNDISTRIBUTED      UNREALIZED
                                                ORDINARY        LONG-TERM       APPRECIATION
                                                 INCOME       CAPITAL GAIN     (DEPRECIATION)
                                              -------------   -------------   ---------------
   Institutional International Equity Fund    $ 3,750,701       $       --    $ (59,703,804)
   Institutional Growth Equity Fund             1,696,722               --     (157,641,799)
   Institutional Growth & Income Fund           1,687,800               --     (111,403,458)
   Institutional Equity Index Fund              4,306,035        2,428,743     (145,403,086)
   Institutional Social Choice Equity Fund        379,792               --      (13,863,409)
   Institutional Bond Fund                      8,686,674        2,593,924       44,859,208
   Institutional Money Market Fund                267,972               --               --

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies.



                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  79

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 5. LINE OF CREDIT

The Institutional International Equity, Institutional Growth Equity, Institutional Growth & Income, Institutional Equity Index, and Institutional Social Choice Equity Funds participate in a $2.25 billion unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the year ended September 30, 2002, the Institutional Growth Equity Fund borrowed under this facility. The average daily loan balance during the two day period for which the loan was outstanding amounted to $59 million and the weighted average interest rate was 2.225%. The related interest expense was $7,293. For the year ended September 30, 2002, there were no other borrowings under this credit facility by the Funds.

The Institutional Bond Fund participates in a letter of credit agreement in the amount of $1,500,000 for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the year ended September 30, 2002, there were no borrowings under this agreement.

NOTE 6. IN-KIND SUBSCRIPTIONS

During the year ended September 30, 2002, the following funds had in-kind subscriptions, which are included in subscriptions in the Statements of Changes in Net Assets, consisting of marketable securities, cash and other assets, net of other liabilities.

                             INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                          GROWTH EQUITY FUND     BOND FUND     MONEY MARKET FUND
                          ------------------   -------------   -----------------
   Marketable securities    $391,136,984       $474,816,854       $91,116,641
   Cash                           60,458             29,117            43,691
   Other assets, net of
     (other liabilities)      (1,051,347)         5,582,079           (91,207)
                            ------------       ------------       -----------
   Total                    $390,146,095       $480,428,050       $91,069,125
                            ============       ============       ===========

NOTE 7. SUBSEQUENT EVENT

Effective October 1, 2002, the Funds changed to a multi-class structure. Shares of the existing Funds became the Institutional Class and the International Equity, Growth & Income and Social Choice Equity Funds added a Retirement Class. In addition, sixteen new funds were added with each new fund offering up to three fund classes, although any one fund may not necessarily offer all three classes. The Retirement Class shares will be offered exclusively through accounts established by employers, or trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, Inc., a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares will be offered to certain intermediaries affiliated with TIAA-CREF, such as TIAA-CREF Trust Company, FSB, or other persons, such as state sponsored tuition saving plans, who have entered into a contract with an affiliate of TIAA-CREF. The Retail Class shares will be offered directly to the investing public.

Also effective October 1, 2002, the Funds entered into revised management agreements with Advisors and TPIS. Under the terms of the new Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Under the terms of a Distribution Plan, the Retirement Class of the Funds indicated below, are permitted to reimburse TPIS up to the indicated annual fee based on the average daily net assets of the Fund's Retirement Class for certain promotional expenses of selling the Retirement Class shares. Under the terms of a Service Agreement, each Fund class pays Advisors a monthly fee based on average daily net assets of each Fund class for providing transfer agency, accounting and administrative services. Advisors will receive the following annual percentages of each Fund's/Classes' average daily net assets for investment management fees, reimbursement of distribution plan expenses and service agreement fees:



80  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)



NOTE 7. SUBSEQUENT EVENT (continued)

                                             INVESTMENT
                                             MANAGEMENT    DISTRIBUTION
                                                 FEE           FEE          SERVICE AGREEMENT FEE
                                             -----------    ----------   --------------------------
                                                            RETIREMENT   RETIREMENT   INSTITUTIONAL
                                             ALL CLASSES       CLASS        CLASS         CLASS
                                             -----------    ----------   ----------   -------------
   Institutional International Equity Fund       0.09%         0.04%        0.29%         0.03%
   Institutional Growth Equity Fund              0.08%           --           --          0.04%
   Institutional Growth & Income Fund            0.08%         0.04%        0.29%         0.04%
   Institutional Equity Index Fund               0.04%           --           --          0.02%
   Institutional Social Choice Equity Fund       0.04%         0.04%        0.27%         0.02%
   Institutional Bond Fund                       0.08%           --           --          0.04%
   Institutional Money Market Fund               0.04%           --           --          0.03%


















                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  81

[LOGO]
TIAA
CREF
--------------------------------------------------------------------------------



                         REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of TIAA-CREF Institutional Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Institutional International Equity Fund, Institutional Growth Equity Fund, Institutional Growth & Income Fund,
Institutional Equity Index Fund, Institutional Social Choice Equity Fund, Institutional Bond Fund and Institutional Money Market Fund (the "Funds", seven of the Funds comprising the TIAA-CREF Institutional Mutual Funds), as of September 30, 2002, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting TIAA-CREF Institutional Mutual Funds referred to above at September 30, 2002, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.





                                                     /s/ Ernst & Young LLP





November 1, 2002















82  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

TRUSTEES AND OFFICERS--DISINTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
Name, Address and Age             Position(s)  Term of Office       Principal Occupation(s)       Number of    Other Directorships
                                  Held with    and Length of        During Past 5 Years           Portfolios   Held by Trustee
                                  Fund         Time Served                                        in Fund
                                                                                                  Complex
                                                                                                  Overseen
                                                                                                  by Trustee
------------------------------------------------------------------------------------------------------------------------------------

MARTIN J. GRUBER                  Trustee      Indefinite term.     Nomura Professor of Finance,       51      Director, Deutsche
New York University                            Trustee since 2000.  New York University, Stern                 Asset Management
Stern School of Business                                            School of Business. Formerly,              B.T. Funds, Japan
Henry Kaufman Management                                            Chairman, Department of                    Equity Fund, Inc.,
Education Center                                                    Finance, New York University,              Singapore Equity
44 West 4th Street, Suite 988                                       Stern School of Business, and              Fund, Inc., the Thai
New York, NY 10012                                                  Trustee of TIAA, 1996 - 2000.              Equity Fund, Inc.
Age: 65                                                                                                        and the DB Hedge
                                                                                                               Securities Fund,
                                                                                                               L.L.C.

NANCY L. JACOB                    Trustee      Indefinite term.     President and Managing             51      None
Windermere Investment Associates                                    Principal, Windermere Trustee
121 S.W. Morrison Street, Suite 925                                 since 1999.Investment
Portland, OR 97204                                                  Associates. Formerly, Chairman
Age: 59                                                             and Chief Executive Officer,
                                                                    CTC Consulting, Inc., and
                                                                    Executive Vice President, U.S.
                                                                    Trust of the Pacific
                                                                    Northwest.

STEPHEN A. ROSS                   Trustee      Indefinite term.     Franco Modigliani Professor of     51      Director, Freddie
Sloan School of Management                                          Finance and Trustee since                  Mac; Co-Chairman,
Massachusetts Institute                                             1999.Economics, Sloan School               Roll & Ross Asset
of Technology                                                       of Management, Massachusetts               Management Corp.;
77 Massachusetts Avenue                                             Institute of Technology,                   and Principal, IV
Cambridge, MA 02139                                                 Co-Chairman, Roll & Ross Asset             Capital, Ltd
Age: 58                                                             Management Corp. Formerly,
                                                                    Sterling Professor of
                                                                    Economics and Finance, Yale
                                                                    School of Management, Yale
                                                                    University.

NESTOR V. SANTIAGO                Trustee      Indefinite term.     Vice President and Chief           51      Director, Bank-Fund
Howard Hughes Medical Institute                Trustee since 2000.  Investment Officer, Howard                 Credit Union and
4000 Jones Bridge Road                                              Hughes Medical Institute.                  Emerging Markets
Chevy Chase, MD 20815                                               Formerly, Investment                       Growth Fund, Inc.
Age: 53                                                             Advisor/Head of Investment
                                                                    Office, International Monetary
                                                                    Fund.

MACEO K. SLOAN                    Trustee      Indefinite term.     Chairman and Chief Executive       51      Director, SCANA
NCM Capital Management Group, Inc.             Trustee since 1999.  Officer, Sloan Financial                   Corporation and M&F
103 West Main Street, Suite 400                                     Group, Inc., and NCM Capital               Bancorp, Inc.
Durham, NC 27701-3638                                               Management Group, Inc., since
Age: 53                                                             1991.

ROBERT W. VISHNY                  Trustee      Indefinite term.     Eric J. Gleacher Distinguished     51      None
University of Chicago                          Trustee since 1999.  Service Professor of Finance,
Graduate School of Business                                         University of Chicago,
1101 East 58th Street                                               Graduate School of Business.
Chicago, IL 60627                                                   Founding Partner, LSV Asset
Age: 43                                                             Management.


INTERESTED TRUSTEES AND OFFICERS

HERBERT M. ALLISON, JR.(1)        Chairman,    Indefinite term.     Chairman, President and Chief      51      Board Member,
TIAA-CREF                         President                         Executive Officer of CREF,                 Forbes.com, Inc.
730 Third Avenue                  and Chief                         TIAA-CREF Mutual Funds,
New York, NY 10017-3206           Executive                         TIAA-CREF Institutional Mutual
Age: 59                           Officer                           Funds, TIAA-CREF Life Funds
                                                                    and TIAA Separate Account VA-1
                                                                    (these funds are collectively
                                                                    referred to as the "TIAA-CREF
                                                                    Funds") and TIAA. Formerly,
                                                                    President and Chief Executive
                                                                    Officer of University Alliance
                                                                    for Life-Long Learning, Inc.,
                                                                    2000 - October 2002. National
                                                                    Finance Chairman, Presidential
                                                                    Campaign of Senator John
                                                                    McCain, 1999 - 2000.
                                                                    President, Chief Operating
                                                                    Officer and Member of the
                                                                    Board of Directors of Merrill
                                                                    Lynch & Co., Inc., 1997 -
                                                                    1999.

MARTIN L. LEIBOWITZ(1)            Vice         Indefinite term.     Vice Chairman and Chief            51      None
TIAA-CREF                         Chairman     Trustee and Chief    Investment Officer of the
730 Third Avenue                  and Chief    Investment           TIAA-CREF Funds. Vice Chairman
New York, NY 10017-3206           Investment   Officer since        and Chief Investment Officer
Age: 66                           Officer      1999.                of TIAA. Member of Board of
                                               Indefinite term      Managers and President of
                                               as officer.          TIAA-CREF Investment
                                                                    Management, LLC (OInvestment
                                                                    ManagementO). Director and
                                                                    President of Teachers
                                                                    Advisors, Inc. ("Advisors").
                                                                    Director of TIAA-CREF Life
                                                                    Insurance Company ("TIAA-CREF
                                                                    Life").



                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  83

------------------------------------------------------------------------------------------------------------------------------------
Name, Address and Age             Position(s)  Term of Office       Principal Occupation(s)       Number of    Other Directorships
                                  Held with    and Length of        During Past 5 Years           Portfolios   Held by Trustee
                                  Fund         Time Served                                        in Fund
                                                                                                  Complex
                                                                                                  Overseen
                                                                                                  by Trustee
------------------------------------------------------------------------------------------------------------------------------------

BEVIS LONGSTRETH(2)               Trustee      Indefinite term.     Retired Partner, Debevoise &       51      Member of the Board
Debevoise & Plimpton                           Trustee since 1999.  Plimpton. Formerly, Partner                of Directors of
919 Third Avenue                                                    and Of Counsel of Debevoise &              AMVESCAP, PLC and
New York, NY 10022-6225                                             Plimpton, Adjunct Professor at             Chairman of the
Age: 68                                                             Columbia University School of              Finance Committee of
                                                                    Law and Commissioner of the                the Rockefeller
                                                                    U.S. Securities and Exchange               Family Fund
                                                                    Commission.

RICHARD J. ADAMSKI(1)             Vice         Indefinite term.     Vice President and Treasurer       N/A     N/A
TIAA-CREF                         President    Vice President       of the TIAA-CREF Funds and
730 Third Avenue                  and          and Treasurer        TIAA. Vice President and
New York, NY 10017-3206           Treasurer    since 1999.          Treasurer of Investment
Age: 61                                                             Management, TIAA-CREF
                                                                    Individual & Institutional
                                                                    Services, Inc. ("Services"),
                                                                    Teachers Personal Investors
                                                                    Services, Inc. ("TPIS"),
                                                                    Advisors, TIAA-CREF Life, and
                                                                    TIAA-CREF Tuition Financing,
                                                                    Inc. ("Tuition Financing").

C. VICTORIA APTER(1)              Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Formerly, Vice President,
New York, NY 10017-3206                        2000.                Retirement Services, CREF and
Age: 60                                                             TIAA.

SCOTT C. EVANS(1)                 Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds. Executive
730 Third Avenue                  President    President since      Vice President of Investment
New York, NY 10017-3206                        1999.                Management and Advisors and
Age: 43                                                             Director of TIAA-CREF Life.

MARTIN E. GALT, III(1)            President    Indefinite term.     Executive Vice President and       N/A     N/A
TIAA-CREF                                      Executive Vice       President, TIAA-CREF
730 Third Avenue                               President since      Investment Products, CREF and
New York, NY 10017-3206                        2000.                TIAA. President of TIAA-CREF
Age: 60                                                             Mutual Funds, TIAA-CREF
                                                                    Institutional Mutual Funds,
                                                                    TIAA-CREF Life Funds and TIAA
                                                                    Separate Account VA-1.
                                                                    Formerly, Executive Vice
                                                                    President and President,
                                                                    Institutional Investments,
                                                                    Bank of America, and Principal
                                                                    Investment Officer,
                                                                    NationsBank. Director and
                                                                    President of Tuition Financing
                                                                    and TPIS and Director of
                                                                    TIAA-CREF Life and TIAA-CREF
                                                                    Trust Company.

RICHARD L. GIBBS(1)               Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Executive Vice President,
New York, NY 10017-3206                        1999.                Investment Management,
Age: 55                                                             Advisors and Tuition Financing
                                                                    and Director of TIAA-CREF Life
                                                                    and Tuition Financing.

DON W. HARRELL(1)                 Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Director of TIAA-CREF Life.
New York, NY 10017-3206                        1999.
Age: 64

IRA J. HOCH(1)                    Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Formerly, Vice President,
New York, NY 10017-3206                        2000.                Retirement Services, CREF and
Age: 52                                                             TIAA.

MATINA S. HORNER(1)               Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Director of TIAA-CREF Life.
New York, NY 10017-3206                        1999.
Age: 63

E. LAVERNE  JONES(1)              Vice         Indefinite  term.    Vice President and                 N/A     N/A
TIAA-CREF                         President    Vice President and   Corporate Secretary of the
730 Third Avenue                  and          Corporate            TIAA-CREF Funds and TIAA.
New York, NY 10017-3206           Corporate    Secretary since
Age: 53                           Secretary    1999.



84  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

------------------------------------------------------------------------------------------------------------------------------------
Name, Address and Age             Position(s)  Term of Office       Principal Occupation(s)       Number of    Other Directorships
                                  Held with    and Length of        During Past 5 Years           Portfolios   Held by Trustee
                                  Fund         Time Served                                        in Fund
                                                                                                  Complex
                                                                                                  Overseen
                                                                                                  by Trustee
------------------------------------------------------------------------------------------------------------------------------------

HARRY I. KLARISTENFELD(1)         Executive    Indefinite Term.     Executive Vice President and       N/A     N/A
TIAA-CREF                         Vice         Executive Vice       Chief Actuary of the TIAA-CREF
730 Third Avenue                  President    President and Chief  Funds and TIAA. Formerly, Vice
New York, NY 10017-3206           and Chief    Actuary since 2000.  President and Chief Actuary,
Age: 52                           Actuary                           Retirement Services, CREF and
                                                                    TIAA. Executive Vice President
                                                                    and Chief Actuary of Services.

FRANCES NOLAN(1)                  Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Formerly, Vice President,
New York, NY 10017-3206                        2000                 Retirement Services, CREF and
Age: 45                                                             TIAA.

BERTRAM L. SCOTT(1)               Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA
730 Third Avenue                  President    President since      and Chairman, President and
New York, NY 10017-3206                        2000.                Chief Executive Officer of
Age: 51                                                             TIAA-CREF Life. Formerly,
                                                                    President and Chief Executive
                                                                    Officer, Horizon Mercy.

DEANNE J. SHALLCROSS(1)           Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Formerly, Vice President,
New York, NY 10017-3206                        1999.                Marketing, CREF and TIAA.
Age: 53                                                             Executive Vice President of
                                                                    Services.

DAVID A. SHUNK(1)                 Executive    Indefinite term.     Executive Vice President of
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Formerly, Vice President,
New York, NY 10017-3206                        1999.                Institutional & Individual
Age: 55                                                             Consulting Services, CREF and
                                                                    TIAA. President and Chief
                                                                    Executive Officer of Services
                                                                    and Director of TIAA-CREF
                                                                    Trust Company.

JOHN A. SOMERS(1)                 Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA.
730 Third Avenue                  President    President since      Executive Vice President of
New York, NY 10017-3206                        1999.                Investment Management and
Age: 58                                                             Advisors and Director of
                                                                    TIAA-CREF Life.

CHARLES H. STAMM(1)               Executive    Indefinite term.     Executive Vice President and       N/A     N/A
TIAA-CREF                         Vice         Executive Vice       General Counsel of the
730 Third Avenue                  President    President since      TIAA-CREF Funds and TIAA.
New York, NY 10017-3206                        1999.                Trustee of Services. Director
Age: 64                                                             of TPIS, Advisors, TIAA-CREF
                                                                    Trust Company, Tuition
                                                                    Financing and TIAA-CREF Life.
                                                                    Member of Board of Managers of
                                                                    Investment Management.

MARY ANN WERNER(1)                Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       TIAA-CREF Funds and TIAA and
730 Third Avenue                  President    President since      President, TIAA Shared
New York, NY 10017-3206                        2000.                Services. Formerly, Vice
Age: 57                                                             President, CREF and TIAA.
                                                                    Executive Vice President of
                                                                    Services and Director of
                                                                    TIAA-CREF Life.

JAMES A. WOLF(1)                  Executive    Indefinite term.     Executive Vice President of        N/A     N/A
TIAA-CREF                         Vice         Executive Vice       the TIAA-CREF Funds and TIAA
730 Third Avenue                  President    President since      and President, TIAA Retirement
New York, NY 10017-3206                        2000.                Services. Formerly, Vice
Age: 57                                                             President, Retirement
                                                                    Services, CREF and TIAA.
                                                                    Trustee of Services and
                                                                    Director of TIAA-CREF Life.

(1) The following individuals are "interested persons" under the 1940 Act because they are officers of the TIAA-CREF Institutional Mutual Funds:
     Mses. Apter, Horner, Jones, Nolan, Shallcross and Werner; and Messrs. Adamski, Allison, Evans, Galt, Gibbs, Harrell, Hoch, Klaristenfeld, Leibowitz, Scott, Shunk, Somers, Stamm and Wolf.

(2) Mr. Longstreth may be considered an Ointerested personO under the 1940 Act because he is associated with a law firm that has acted as counsel to the TIAA-CREF Institutional Mutual Funds or their affiliates.




                     2002 ANNUAL REPORT TIAA-CREF Institutional Mutual Funds  85

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------


IMPORTANT TAX INFORMATION (UNAUDITED)

The following TIAA-CREF Institutional Mutual Funds paid distributions which were designated as being from net long-term capital gains realized by the Funds during the year ended September 30, 2002:

                                                                   AMOUNT
                                                  AMOUNT         PER SHARE
                                               ------------    --------------
      Institutional Growth Equity Fund           $    161         $0.00001
      Institutional Equity Index Fund               2,648          0.00015
      Institutional Bond Fund                     511,556          0.01343

The following TIAA-CREF Institutional Mutual Funds paid distributions during the year ended September 30, 2002 from ordinary income that in whole or in part qualify for the corporate dividends received deduction. The percentages that qualify are noted below:

      Institutional Growth Equity Fund                   100%
      Institutional Growth & Income Fund                  99.10%
      Institutional Equity Index Fund                     96.69%
      Institutional Social Choice Equity Fund            100%

The Institutional International Equity Fund received income from foreign sources during the year ended September 30, 2002 of $3,955,451 ($0.13185 per share) and paid taxes to foreign countries during the year ended September 30, 2002 of $679,397 ($0.02265 per share).

By early 2003 shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.
















86  TIAA-CREF Institutional Mutual Funds  2002 ANNUAL REPORT

PRODUCTS FROM THE TIAA-CREF
GROUP OF COMPANIES

o  TIAA-CREF Mutual Funds
o  TIAA-CREF Life After-Tax Annuities
o  Individual Life and Long-Term Care Insurance
o  TIAA-CREF Retirement Annuities
o  TIAA-CREF Supplemental Retirement Annuities (SRAs)
o  TIAA-CREF IRAs (Roth and Traditional)
o  Keoghs from TIAA-CREF
o  457(b) Deferred Compensation Plans
o  Tuition Financing Programs
o  Investment Management and Related Trust Services


TIAA-CREF Services

Internet Access
Visit our World Wide Web site:

TIAA-CREF.org

Account performance, personal account information and transactions, product information, form and booklet requests.


Automated Telephone Service
800 842-2252
24 hours a day, 7 days a week

Account performance, personal account information and transactions, and product information.


Personal Assistance
800 223-1200
8 a.m. to 11 p.m. ET, Monday - Friday
9 a.m. to 6 p.m. ET, Saturday, for After-Tax Annuities and Mutual Funds only

For questions about TIAA-CREF Mutual Funds, After-Tax Annuities, and long-term care and life insurance.

800 842-2776
8 a.m. to 10 p.m. ET, Monday - Friday
9 a.m. to 6 p.m. ET, Saturday

For questions about retirement saving and planning, quarterly statements and annual benefits reports, annuity payments and options, and tax reports.


TIAA-CREF Trust Company, FSB
888 842-9001
8 a.m. to 5 p.m. CT, Monday - Friday

Asset management, trust administration, estate planning, planned giving, and endowment management.


TIAA-CREF Tuition Financing, Inc.
888 381-8283
8 a.m. to 11 p.m. ET, Monday - Friday

Tuition financing programs.


TIAA-CREF Advisor Services
888 842-0318
8 a.m. to 5 p.m. ET, Monday - Friday

Product and account information for financial advisors and their clients.


TIAA-CREF Individual & Institutional Services, Inc., and Teachers Personal Investors Services, Inc., distribute securities products. For more complete information on securities products, please call 800 842-2733, ext. 5509, for prospectuses. Read them carefully before you invest. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Company, New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. INVESTMENT PRODUCTS ARE NOT FDIC INSURED, MAY LOSE VALUE, AND ARE NOT BANK GUARANTEED.

[LOGO]         730 Third Avenue
TIAA           New York  NY  10017-3206
CREF





TCIMFAR-11/2002

(C) 2002 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

                                                [LOGO] Printed on recycled paper